                               TABLE OF CONTENTS

President's Letter......................       2
Performance Summary.....................       4

NYLIAC Variable Annuity Separate
Account - III
Statement of Assets and Liabilities.....       6
Statement of Operations.................      10
Statement of Changes in Total Equity....      14
Notes to Financial Statements...........      20
Report of Independent Accountants.......      36

MainStay VP Series Fund, Inc.
Chairman's Letter.......................      37
MacKay Shields LLC Adviser's Report.....      38
Madison Square Advisors LLC Adviser's
  Report................................      40
Portfolio Managers' Comments............      41
Glossary................................      76
Capital Appreciation Portfolio..........      80
Cash Management Portfolio...............      84
Convertible Portfolio...................      89
Government Portfolio....................      95
High Yield Corporate Bond Portfolio.....      99
International Equity Portfolio..........     111
Total Return Portfolio..................     118
Value Portfolio.........................     127
Bond Portfolio..........................     131
Growth Equity Portfolio.................     135
Indexed Equity Portfolio................     140
American Century Income & Growth
  Portfolio.............................     150
Dreyfus Large Company Value Portfolio...     157
Eagle Asset Management Growth Equity
  Portfolio.............................     161
Lord Abbett Developing Growth
  Portfolio.............................     165
Notes to Financial Statements...........     170
Report of Independent Accountants.......     188

The Annual Reports for the Portfolios
listed below follow:
Alger American Small Capitalization
  Portfolio
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products
  Fund II Contrafund Portfolio
Fidelity Variable Insurance Products
  Fund Equity-Income Portfolio
Janus Aspen Series Balanced Portfolio
  and Janus Aspen Series Worldwide Growth
  Portfolio
Morgan Stanley Dean Witter Emerging
  Markets Equity Portfolio
MFS Growth With Income Series Portfolio
MFS Research Series Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets Portfolio

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am very pleased to present the Annual Report for the year ending December 31, 1999. Our Annual Report includes year-end performance data and separate account financial statements for each of the 26 investment divisions available within your variable annuity contract issued by New York Life Insurance and Annuity Corporation (NYLIAC). The following annual reports are also included:

MainStay VP Series Fund, Inc.                  Janus Aspen Series
The Alger American Fund                        MFS Insurance Trust
                                               Morgan Stanley Dean Witter Universal Funds,
Calvert Variable Series, Inc.                  Inc.
Fidelity Variable Insurance Products Fund      T. Rowe Price Equity Series, Inc.
Fidelity Variable Insurance Products Fund II   Van Eck Worldwide Insurance Trust

Please note that some Portfolios mentioned in this report may not be available under your contract.

RECORD SALES FOR VARIABLE ANNUITIES

The United States variable annuity industry set another record sales year in 1999. Variable annuity sales of $120.8 billion were up 21% versus 1998 results. Variable annuity industry assets rose 25% to $98.1 billion in 1999.

As you may know, variable annuities are an effective financial vehicle to help fund retirement. In addition to providing a variety of investment options in markets throughout the United States and abroad, variable annuities offer many valuable features and benefits (including tax deferral, an income for life, a guaranteed fixed interest account, and a guaranteed death benefit provision).

During 1999, NYLIAC recorded $2.3 billion in variable annuity premiums, representing a 15% increase from 1998 results. Many factors contributed to NYLIAC's impressive variable annuity performance, including competitive product features (e.g. Interest Sweep, Dollar Cost Averaging, and Automatic Asset Reallocation), equitable interest rates in our Fixed Accounts, and top-notch product training and marketing support. In addition, our twenty-six Investment Divisions are managed by several of today's premier fund groups, including MacKay Shields, Fidelity Investments, Dreyfus, Janus, T. Rowe Price, American Century, MFS, and Lord Abbett. With the help of these investment managers, the performance of our variable annuity products is stronger than ever.

INVESTMENT DIVISION PERFORMANCE

As of the period ending December 31, 1999, all twenty-six Investment Divisions have at least a one-year track record, and positive returns were realized in twenty-four of the twenty-six Investment Divisions. (Please refer to the performance summary on the following page for details.(1)) In addition, the following eighteen Investment Divisions experienced double-digit returns for the period:

MainStay VP Capital Appreciation
MainStay VP Convertible
MainStay VP Growth Equity
MainStay VP High Yield Corporate Bond
Alger American Small Capitalization
American Century Income & Growth
Calvert Social Balanced
Eagle Asset Management Growth Equity
Fidelity VIP II Contrafund(2)
Janus Aspen Series Balanced
MainStay VP Indexed Equity
MainStay VP International Equity
MainStay VP Total Return
Janus Aspen Series Worldwide Growth
Lord Abbett Developing Growth
MFS Research Series
Morgan Stanley Dean Witter Emerging Markets
  Equity
Van Eck Worldwide Hard Assets

We hope you are pleased with the year-end results. As our Annual Report shows, we remain committed to being the soundest, strongest and easiest company to do business with. We owe our financial strength to you, our valued clients, who continue to place your trust in us. This strength, in turn, allows us to keep our financial promises to you. Ultimately, we are dedicated to one overriding purpose: to be there when our clients need us.

Thank you for choosing us as "The Company You Keep(R)."

/s/FREDERICK J.SIEVERT
-----------------------
Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

(1) Past performance is not indicative of future results.
(2) VIP II refers to Variable Insurance Products Fund II.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS* FOR THE PERIODS ENDING DECEMBER 31, 1999
ASSUMING CONTRACT NOT SURRENDERED**
--------------------------------------------------------------------------------

                                                   INVESTMENT                                                      SINCE
                                       PORTFOLIO    DIVISION                                           SINCE     INVESTMENT
                                       INCEPTION   INCEPTION                1        5        10     PORTFOLIO    DIVISION
        INVESTMENT DIVISIONS             DATE         DATE       YTD      YEAR     YEARS    YEARS    INCEPTION   INCEPTION
MainStay VP Capital Appreciation       01/29/93     05/01/95    23.72%    23.72%   26.34%      N/A     20.38%       25.16%
MainStay VP Cash Management            01/29/93     05/01/95     3.43%     3.43%    3.74%      N/A      3.20%        3.66%
MainStay VP Convertible                10/01/96     10/01/96    40.01%    40.01%      N/A      N/A     17.72%       17.72%
MainStay VP Government                 01/29/93     05/01/95    -3.07%    -3.07%    5.48%      N/A      4.07%        3.94%
MainStay VP High Yield Corporate Bond  05/01/95     05/01/95    11.31%    11.31%      N/A      N/A     10.16%       10.16%
MainStay VP International Equity       05/01/95     05/01/95    26.28%    26.28%      N/A      N/A     14.57%       14.57%
MainStay VP Total Return               01/29/93     05/01/95    15.44%    15.44%   18.65%      N/A     14.33%       17.31%
MainStay VP Value                      05/01/95     05/01/95     7.29%     7.29%      N/A      N/A     11.89%       11.89%
MainStay VP Bond                       01/23/84     05/01/95    -2.86%    -2.86%    5.82%    6.11%      7.74%        4.01%
MainStay VP Growth Equity              01/23/84     05/01/95    28.21%    28.21%   25.62%   16.64%     14.01%       24.67%
MainStay VP Indexed Equity             01/29/93     05/01/95    19.07%    19.07%   26.36%      N/A     19.48%       24.26%
Alger American Small Capitalization    09/20/88     10/01/96    41.48%    41.48%   20.95%   16.57%     19.17%       17.58%
American Century Income & Growth       05/01/98     05/01/98    15.96%    15.96%      N/A      N/A     14.78%       14.78%
Calvert Social Balanced                09/02/86     05/01/95    10.71%    10.71%   16.40%   10.50%     10.11%       14.36%
Dreyfus Large Company Value            05/01/98     05/01/98     5.24%     5.24%      N/A      N/A      4.26%        4.26%
Eagle Asset Management Growth Equity   05/01/98     05/01/98    63.22%    63.22%      N/A      N/A     47.08%       47.08%
Fidelity VIP II Contrafund             01/03/95     10/01/96    22.57%    22.57%      N/A      N/A     25.97%       24.58%
Fidelity VIP Equity-Income             10/09/86     10/01/96     4.89%     4.89%   16.98%   12.90%     12.08%       13.82%
Janus Aspen Series Balanced            09/13/93     10/01/96    25.04%    25.04%   22.97%      N/A     18.95%       24.51%
Janus Aspen Series Worldwide Growth    09/13/93     10/01/96    62.23%    62.23%   31.76%      N/A     27.91%       33.72%
Lord Abbett Developing Growth          05/01/98     05/01/98    30.36%    30.36%      N/A      N/A     10.94%       10.94%
MFS Growth With Income Series          10/09/95     05/01/98     5.25%     5.25%      N/A      N/A     19.44%        6.54%
MFS Research Series                    07/26/95     05/01/98    22.37%    22.37%      N/A      N/A     20.54%       18.36%
Morgan Stanley Dean Witter Emerging
  Markets Equity                       10/01/96     10/01/96    92.97%    92.97%      N/A      N/A     11.55%       11.55%
T. Rowe Price Equity Income            03/31/94     05/01/98     2.32%     2.32%   16.80%      N/A     15.61%        2.13%
Van Eck Worldwide Hard Assets          09/01/89     05/01/98    19.37%    19.37%    0.09%    1.63%      2.35%       -2.61%

ASSUMING CONTRACT SURRENDERED***
--------------------------------------------------------------------------------

                                                   INVESTMENT                                                      SINCE
                                       PORTFOLIO    DIVISION                                           SINCE     INVESTMENT
                                       INCEPTION   INCEPTION                1        5        10     PORTFOLIO    DIVISION
        INVESTMENT DIVISIONS             DATE         DATE       YTD      YEAR     YEARS    YEARS    INCEPTION   INCEPTION
MainStay VP Capital Appreciation       01/29/93     05/01/95    16.72%    16.72%   25.94%      N/A     20.38%       24.69%
MainStay VP Cash Management            01/29/93     05/01/95    -3.09%    -3.09%    2.86%      N/A      3.20%        2.70%
MainStay VP Convertible                10/01/96     10/01/96    33.01%    33.01%      N/A      N/A     16.43%       16.43%
MainStay VP Government                 01/29/93     05/01/95    -9.17%    -9.17%    4.66%      N/A      4.07%        3.00%
MainStay VP High Yield Corporate Bond  05/01/95     05/01/95     4.31%     4.31%      N/A      N/A      9.40%        9.40%
MainStay VP International Equity       05/01/95     05/01/95    19.28%    19.28%      N/A      N/A     13.91%       13.91%
MainStay VP Total Return               01/29/93     05/01/95     8.44%     8.44%   18.14%      N/A     14.33%       16.71%
MainStay VP Value                      05/01/95     05/01/95     0.53%     0.53%      N/A      N/A     11.18%       11.18%
MainStay VP Bond                       01/23/84     05/01/95    -8.98%    -8.98%    5.01%    6.11%      7.74%        3.07%
MainStay VP Growth Equity              01/23/84     05/01/95    21.21%    21.21%   25.22%   16.64%     14.01%       24.19%
MainStay VP Indexed Equity             01/29/93     05/01/95    12.07%    12.07%   25.96%      N/A     19.48%       23.78%
Alger American Small Capitalization    09/20/88     10/01/96    34.48%    34.48%   20.47%   16.57%     19.17%       16.28%
American Century Income & Growth       05/01/98     05/01/98     8.96%     8.96%      N/A      N/A     10.92%       10.92%
Calvert Social Balanced                09/02/86     05/01/95     3.74%     3.74%   15.85%   10.50%     10.11%       13.70%
Dreyfus Large Company Value            05/01/98     05/01/98    -1.39%    -1.39%      N/A      N/A      0.27%        0.27%
Eagle Asset Management Growth Equity   05/01/98     05/01/98    56.22%    56.22%      N/A      N/A     43.82%       43.82%
Fidelity VIP II Contrafund             01/03/95     10/01/96    15.57%    15.57%      N/A      N/A     25.57%       23.44%
Fidelity VIP Equity-Income             10/09/86     10/01/96    -1.72%    -1.72%   16.44%   12.90%     12.08%       12.42%
Janus Aspen Series Balanced            09/13/93     10/01/96    18.04%    18.04%   22.53%      N/A     18.95%       23.37%
Janus Aspen Series Worldwide Growth    09/13/93     10/01/96    55.23%    55.23%   31.43%      N/A     27.91%       32.75%
Lord Abbett Developing Growth          05/01/98     05/01/98    23.36%    23.36%      N/A      N/A      6.98%        6.98%
MFS Growth With Income Series          10/09/95     05/01/98    -1.38%    -1.38%      N/A      N/A     18.77%        2.48%
MFS Research Series                    07/26/95     05/01/98    15.37%    15.37%      N/A      N/A     19.94%       14.58%
Morgan Stanley Dean Witter Emerging
  Markets Equity                       10/01/96     10/01/96    85.97%    85.97%      N/A      N/A     10.09%       10.09%
T. Rowe Price Equity Income            03/31/94     05/01/98    -4.13%    -4.13%   16.26%      N/A     15.26%       -1.77%
Van Eck Worldwide Hard Assets          09/01/89     05/01/98    12.37%    12.37%   -0.83%    1.63%      2.35%       -6.33%

  * The values shown are unaudited.
 ** Assumes no deduction for the contingent deferred sales charge.
*** The maximum contingent deferred sales charge for each premium payment is 7%, declining to 4% by the sixth year after the initial premium payment has been in the policy, with no charge thereafter.

   Withdrawals may be taxable transactions, and prior to age 59 1/2 may be subject to an IRS penalty.

--------------------------------------------------------------------------------

Performance data shown represents past performance. Past performance is no guarantee of future results.

Due to current market volatility, current performance may be less than the figures shown.

The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.40%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary or if surrendered if the accumulation value is less than $20,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $20,000.

Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account - III. For periods prior to May 1, 1995, when the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP Total Return, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity and Calvert Social Balanced Investment Divisions commenced operations, for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, and for periods prior to May 1, 1998, when the American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, MFS Growth With Income Series, MFS Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the Policy had been available during the periods shown.

NYLIAC assumed a portion of the expenses of the MainStay VP Convertible and the MainStay VP International Equity Investment Divisions until 12/31/98, until 12/31/97 for the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions and until 12/31/96 for all other MainStay VP Investment Divisions. In addition, Janus Capital Corporation has agreed to reduce the advisory fee for the Janus Aspen Series Balanced and the Janus Aspen Series Worldwide Growth Investment Divisions to the level of the corresponding Janus retail mutual fund; and Morgan Stanley Dean Witter Investment Management Inc. has voluntarily waived receipt of the advisory fee and agreed to reimburse the Morgan Stanley Dean Witter Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceed 1.75%. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $659,604,204     $295,142,129     $ 65,249,198

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk charges..................      2,275,294          899,530          214,918
                                                               ------------     ------------     ------------
      Total equity..........................................   $657,328,910     $294,242,599     $ 65,034,280
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      23,023,869; 248,785,945; 2,826,029; 5,007,661;
      25,509,312; 1,203,583; 14,508,830; 9,782,274;
      6,870,999; 11,321,413, respectively...................   $657,328,910     $294,242,599     $ 48,036,427
  Equity of New York Life Insurance and
    Annuity Corporation:
    Variable accumulation units outstanding for the MainStay
      VP Convertible: 1,000,000.............................             --               --       16,997,853
                                                               ------------     ------------     ------------
      Total equity..........................................   $657,328,910     $294,242,599     $ 65,034,280
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      28.55     $       1.18     $      17.00
                                                               ============     ============     ============
Identified Cost of Investment...............................   $477,432,142     $295,142,140     $ 58,492,827
                                                               ============     ============     ============

                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $687,059,280     $ 50,497,127     $ 25,789,848

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk charges..................      2,358,604          169,624           88,522
                                                               ------------     ------------     ------------
      Total equity..........................................   $684,700,676     $ 50,327,503     $ 25,701,326
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      24,805,405; 2,997,332; 1,397,190; 1,729,666;
      1,276,043; 3,062,522; 987,374; 12,003,879; 8,139,096;
      16,575,418, respectively..............................   $684,700,676     $ 37,737,230     $ 14,979,886
  Equity of New York Life Insurance and
    Annuity Corporation:
    Variable accumulation units outstanding: American
      Century Income & Growth: 1,000,000 Dreyfus Large
      Company Value: 1,000,000 Eagle Asset Management Growth
      Equity: 1,000,000 Lord Abbett Developing Growth:
      1,000,000.............................................             --       12,590,273       10,721,440
                                                               ------------     ------------     ------------
      Total equity..........................................   $684,700,676     $ 50,327,503     $ 25,701,326
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      27.60     $      12.59     $      10.72
                                                               ============     ============     ============
Identified Cost of Investment...............................   $537,046,015     $ 42,439,498     $ 23,936,634
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 60,210,085     $402,380,635     $ 22,808,781     $307,054,973     $165,988,177     $ 82,850,113     $318,375,620

          208,976        1,387,893           80,142        1,077,034          590,846          289,554        1,102,923
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,001,109     $400,992,742     $ 22,728,639     $305,977,939     $165,397,331     $ 82,560,559     $317,272,697
     ============     ============     ============     ============     ============     ============     ============
     $ 60,001,109     $400,992,742     $ 22,728,639     $305,977,939     $165,397,331     $ 82,560,559     $317,272,697
               --               --               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,001,109     $400,992,742     $ 22,728,639     $305,977,939     $165,397,331     $ 82,560,559     $317,272,697
     ============     ============     ============     ============     ============     ============     ============
     $      11.98     $      15.72     $      18.88     $      21.09     $      16.91     $      12.02     $      28.02
     ============     ============     ============     ============     ============     ============     ============
     $ 64,502,570     $443,954,806     $ 17,493,121     $238,750,328     $169,781,959     $ 90,499,641     $267,336,524
     ============     ============     ============     ============     ============     ============     ============

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $ 52,176,639     $ 27,154,627     $ 52,028,059     $ 18,548,706     $246,138,035     $124,400,115     $339,221,648

          161,605           82,882          168,075           61,465          832,676          418,173        1,097,068
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 52,015,034     $ 27,071,745     $ 51,859,984     $ 18,487,241     $245,305,359     $123,981,942     $338,124,580
     ============     ============     ============     ============     ============     ============     ============
     $ 32,959,578     $ 15,177,532     $ 51,859,984     $ 18,487,241     $245,305,359     $123,981,942     $338,124,580
 ...    19,055,456       11,894,213               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
 ...  $ 52,015,034     $ 27,071,745     $ 51,859,984     $ 18,487,241     $245,305,359     $123,981,942     $338,124,580
     ============     ============     ============     ============     ============     ============     ============
     $      19.06     $      11.89     $      16.93     $      18.72     $      20.44     $      15.23     $      20.40
     ============     ============     ============     ============     ============     ============     ============
     $ 35,930,655     $ 22,141,387     $ 41,557,991     $ 18,463,558     $190,279,581     $118,105,879     $274,354,819
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 1999

                                                          JANUS ASPEN           MFS
                                                             SERIES            GROWTH
                                                           WORLDWIDE            WITH              MFS
                                                             GROWTH        INCOME SERIES    RESEARCH SERIES
                                                        ---------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $330,783,735      $ 18,792,928     $ 13,277,157

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk
    charges...........................................       1,089,841            60,559           41,291
                                                          ------------      ------------     ------------
      Total equity....................................    $329,693,894      $ 18,732,369     $ 13,235,866
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      12,815,868; 1,685,002; 998,691, respectively....    $329,693,894      $ 18,732,369     $ 13,235,866
                                                          ============      ============     ============
    Variable accumulation unit value..................    $      25.73      $      11.12     $      13.25
                                                          ============      ============     ============
Identified Cost of Investment.........................    $210,527,867      $ 17,561,025     $ 11,170,307
                                                          ============      ============     ============

                                                         MORGAN STANLEY       T. ROWE          VAN ECK
                                                          DEAN WITTER          PRICE          WORLDWIDE
                                                        EMERGING MARKETS       EQUITY            HARD
                                                             EQUITY            INCOME           ASSETS
                                                        --------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $ 23,751,914      $ 24,805,125     $  2,072,003

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk
    charges...........................................          75,043            81,114            6,480
                                                          ------------      ------------     ------------
      Total equity....................................    $ 23,676,871      $ 24,724,011     $  2,065,523
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      1,659,145; 2,386,891; 215,885, respectively.....    $ 23,676,871      $ 24,724,011     $  2,065,523
                                                          ============      ============     ============
    Variable accumulation unit value..................    $      14.27      $      10.36     $       9.57
                                                          ============      ============     ============
Identified Cost of Investment.........................    $ 17,252,185      $ 25,930,813     $  1,979,493
                                                          ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

                                                               MAINSTAY VP     MAINSTAY VP
                                                                 CAPITAL          CASH         MAINSTAY VP
                                                              APPRECIATION     MANAGEMENT      CONVERTIBLE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --    $  8,890,624     $ 2,166,858
  Mortality and expense risk charges........................    (6,801,527)     (2,572,847)       (657,313)
                                                              ------------    -------------    -----------
      Net investment income (loss)..........................    (6,801,527)      6,317,777       1,509,545
                                                              ------------    -------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    64,560,091     240,289,042       3,373,641
  Cost of investments sold..................................   (32,897,132)   (240,289,652)     (2,893,293)
                                                              ------------    -------------    -----------
      Net realized gain (loss) on investments...............    31,662,959            (610)        480,348
  Realized gain distribution received.......................    24,098,794              77       6,416,144
  Change in unrealized appreciation (depreciation) on
    investments.............................................    68,925,559             453       8,269,879
                                                              ------------    -------------    -----------
      Net gain (loss) on investments........................   124,687,312             (80)     15,166,371
                                                              ------------    -------------    -----------
  Increase (decrease) attributable to funds of New York Life
    Insurance and Annuity Corporation retained by Separate
    Account.................................................      (300,890)        (20,754)        (41,855)
                                                              ------------    -------------    -----------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $117,584,895    $  6,296,943     $16,634,061
                                                              ============    =============    ===========

                                                                                AMERICAN         DREYFUS
                                                               MAINSTAY VP       CENTURY          LARGE
                                                                 INDEXED         INCOME          COMPANY
                                                                 EQUITY         & GROWTH          VALUE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  6,174,824     $   324,035     $   192,979
  Mortality and expense risk charges........................    (7,436,743)       (504,445)       (295,831)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,261,919)       (180,410)       (102,852)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    55,189,811       2,015,470       1,480,342
  Cost of investments sold..................................   (28,455,026)     (1,764,854)     (1,403,056)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............    26,734,785         250,616          77,286
  Realized gain distribution received.......................     9,223,306              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    61,187,782       5,818,304       1,098,415
                                                              ------------     -----------     -----------
      Net gain on investments...............................    97,145,873       6,068,920       1,175,701
                                                              ------------     -----------     -----------
  Decrease attributable to funds of New York Life Insurance
    and Annuity Corporation retained by Separate Account....      (248,381)        (16,085)         (3,398)
                                                              ------------     -----------     -----------
      Net increase in total equity resulting from
        operations..........................................  $ 95,635,573     $ 5,872,425     $ 1,069,451
                                                              ============     ===========     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
    $   3,137,161    $  45,156,765    $      67,312    $   5,045,214    $   2,051,953    $   4,992,662    $   1,664,412
         (760,892)      (5,063,816)        (242,414)      (3,516,954)      (2,319,136)      (1,065,422)      (3,267,018)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,376,269       40,092,949         (175,102)       1,528,260         (267,183)       3,927,240       (1,602,606)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        6,459,367       12,998,207        4,049,865        7,413,453       20,311,707        4,993,682        8,623,250
       (6,289,253)     (12,296,439)      (3,245,640)      (4,729,675)     (17,213,440)      (4,992,421)      (6,055,529)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          170,114          701,768          804,225        2,683,778        3,098,267            1,261        2,567,721
               --        7,725,965          462,134        8,277,954               --            6,418       27,931,332
       (4,154,780)     (12,128,579)       3,535,130       26,859,289        7,362,393       (6,083,539)      34,621,533
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (3,984,666)      (3,700,846)       4,801,489       37,821,021       10,460,660       (6,075,860)      65,120,586
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
            1,610         (117,590)         (11,646)        (106,692)         (20,443)           1,926         (173,616)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $  (1,606,787)   $  36,274,513    $   4,614,741    $  39,242,589    $  10,173,034    $  (2,146,694)   $  63,344,364
    =============    =============    =============    =============    =============    =============    =============

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $        690     $    461,296     $         --     $    400,072     $    595,905     $  1,296,727     $  5,681,774
         (352,509)        (262,524)        (431,695)        (189,405)      (2,424,368)      (1,472,298)      (2,849,564)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (351,819)         198,772         (431,695)         210,667       (1,828,463)        (175,571)       2,832,210
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,514,103        4,142,313       74,122,277        1,098,925        7,016,138        3,174,267        1,957,201
       (1,189,392)      (4,175,653)     (71,788,115)        (894,501)      (4,522,785)      (2,593,745)      (1,151,749)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          324,711          (33,340)       2,334,162          204,424        2,493,353          580,522          805,452
        2,447,031               --        3,276,996        1,370,648        4,369,968        2,866,449               --
       13,826,296        5,050,045        8,718,638         (239,125)      33,698,949          473,073       46,892,559
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
       16,598,038        5,016,705       14,329,796        1,335,947       40,562,270        3,920,044       47,698,011
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          (39,596)         (16,473)         (35,455)          (3,911)         (98,601)         (11,677)        (137,780)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 16,206,623     $  5,199,004     $ 13,862,646     $  1,542,703     $ 38,635,206     $  3,732,796     $ 50,392,441
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 1999

                                                      JANUS ASPEN            MFS
                                                         SERIES            GROWTH               MFS
                                                       WORLDWIDE            WITH              RESEARCH
                                                         GROWTH         INCOME SERIES          SERIES
                                                    -------------------------------------------------------
INVESTMENT LOSS:
  Dividend income.................................    $    321,362       $    27,455        $     8,960
  Mortality and expense risk charges..............      (2,577,762)         (157,628)           (92,410)
                                                      ------------       -----------        -----------
      Net investment loss.........................      (2,256,400)         (130,173)           (83,450)
                                                      ------------       -----------        -----------
REALIZED AND UNREALIZED GAIN:
  Proceeds from sale of investments...............      37,513,165           497,017          1,515,664
  Cost of investments sold........................     (25,909,006)         (481,756)        (1,335,780)
                                                      ------------       -----------        -----------
      Net realized gain on investments............      11,604,159            15,261            179,884
  Realized gain distribution received.............              --            32,955             47,348
  Change in unrealized appreciation (depreciation)
    on investments................................     102,746,265           812,574          1,849,509
                                                      ------------       -----------        -----------
      Net gain on investments.....................     114,350,424           860,790          2,076,741
                                                      ------------       -----------        -----------
  Decrease attributable to funds of New York Life
    Insurance and Annuity Corporation
    retained by Separate Account..................        (268,363)           (1,900)            (4,115)
                                                      ------------       -----------        -----------
      Net increase in total equity resulting
        from operations...........................    $111,825,661       $   728,717        $ 1,989,176
                                                      ============       ===========        ===========

                                                     MORGAN STANLEY        T. ROWE            VAN ECK
                                                      DEAN WITTER           PRICE            WORLDWIDE
                                                    EMERGING MARKETS       EQUITY               HARD
                                                         EQUITY            INCOME              ASSETS
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................    $      2,386       $   385,881        $     7,966
  Mortality and expense risk charges..............        (157,441)         (261,283)           (17,455)
                                                      ------------       -----------        -----------
      Net investment income (loss)................        (155,055)          124,598             (9,489)
                                                      ------------       -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............       1,751,972         4,062,616            936,432
  Cost of investments sold........................      (2,063,978)       (3,806,002)          (831,553)
                                                      ------------       -----------        -----------
      Net realized gain (loss) on investments.....        (312,006)          256,614            104,879
  Realized gain distribution received.............              --           998,267                 --
  Change in unrealized appreciation (depreciation)
    on investments................................       9,467,305        (1,375,827)            90,024
                                                      ------------       -----------        -----------
      Net gain (loss) on investments..............       9,155,299          (120,946)           194,903
                                                      ------------       -----------        -----------
  Decrease attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account..................         (19,162)             (251)              (472)
                                                      ------------       -----------        -----------
      Net increase in total equity resulting
        from operations...........................    $  8,981,082       $     3,401        $   184,942
                                                      ============       ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 1999
and December 31, 1998

                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                       -------------------------------   -------------------------------
                                                            1999             1998             1999             1998
                                                       -------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $   (6,801,527)  $   (3,263,970)  $    6,317,777   $    2,975,494
    Net realized gain (loss) on investments..........      31,662,959        4,832,178             (610)             709
    Realized gain distribution received..............      24,098,794        3,372,386               77               --
    Change in unrealized appreciation (depreciation)
      on investments.................................      68,925,559       80,264,752              453             (526)
    Increase (decrease) attributable to funds of New
      York Life Insurance and Annuity Corporation
      retained by Separate Account...................        (300,890)        (227,414)         (20,754)          (9,626)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................     117,584,895       84,977,932        6,296,943        2,966,051
                                                       --------------   --------------   --------------   --------------
  Contributions and withdrawals:
    Policyowners' premium payments...................      34,382,497       13,162,525    1,155,909,385      913,610,826
    Policyowners' surrenders.........................     (18,700,983)      (9,195,564)     (11,574,989)      (2,866,672)
    Policyowners' annuity and death benefits.........      (2,652,375)      (1,384,891)      (1,882,423)        (110,206)
    Net transfers from (to) Fixed Account............       1,385,445       (1,075,455)      (7,387,762)      (4,500,370)
    Transfers between Investment Divisions...........     157,351,663       95,055,794     (968,197,144)    (835,614,042)
                                                       --------------   --------------   --------------   --------------
      Net contributions..............................     171,766,247       96,562,409      166,867,067       70,519,536
                                                       --------------   --------------   --------------   --------------
        Increase in total equity.....................     289,351,142      181,540,341      173,164,010       73,485,587
TOTAL EQUITY:
    Beginning of year................................     367,977,768      186,437,427      121,078,589       47,593,002
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $  657,328,910   $  367,977,768   $  294,242,599   $  121,078,589
                                                       ==============   ==============   ==============   ==============


                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            INTERNATIONAL EQUITY                  TOTAL RETURN
                                                       -------------------------------   -------------------------------
                                                            1999             1998             1999             1998
                                                       -------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     (175,102)  $      157,931   $    1,528,260   $    1,584,276
    Net realized gain on investments.................         804,225           67,333        2,683,778          383,756
    Realized gain distribution received..............         462,134               --        8,277,954        5,245,257
    Change in unrealized appreciation (depreciation)
      on investments.................................       3,535,130        2,291,030       26,859,289       28,857,896
    Increase (decrease) attributable to funds of New
      York Life Insurance and Annuity Corporation
      retained by Separate Account...................         (11,646)         (10,483)        (106,692)         (95,981)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................       4,614,741        2,505,811       39,242,589       35,975,204
                                                       --------------   --------------   --------------   --------------
  Contributions and withdrawals:
    Policyowners' premium payments...................       1,111,621          442,310       14,574,035        8,659,295
    Policyowners' surrenders.........................        (487,657)        (301,242)      (9,356,112)      (5,204,970)
    Policyowners' annuity and death benefits.........        (112,067)         (91,591)      (1,640,052)        (766,712)
    Net transfers from (to) Fixed Account............         179,080          (63,428)        (207,261)        (707,925)
    Transfers between Investment Divisions...........       2,287,180        1,168,012       59,847,100       54,347,173
                                                       --------------   --------------   --------------   --------------
      Net contributions and withdrawals..............       2,978,157        1,154,061       63,217,710       56,326,861
                                                       --------------   --------------   --------------   --------------
        Increase in total equity.....................       7,592,898        3,659,872      102,460,299       92,302,065
TOTAL EQUITY:
    Beginning of year................................      15,135,741       11,475,869      203,517,640      111,215,575
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $   22,728,639   $   15,135,741   $  305,977,939   $  203,517,640
                                                       ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                  MAINSTAY VP
              MAINSTAY VP                       MAINSTAY VP                       HIGH YIELD
              CONVERTIBLE                       GOVERNMENT                      CORPORATE BOND
    -------------------------------   -------------------------------   -------------------------------
         1999             1998             1999             1998             1999             1998
    ---------------------------------------------------------------------------------------------------
    $    1,509,545   $    1,333,082   $    2,376,269   $    1,350,093   $   40,092,949   $   24,455,427
           480,348          350,619          170,114          299,747          701,768          775,100
         6,416,144        1,219,130               --               --        7,725,965          779,456
         8,269,879       (2,295,772)      (4,154,780)         (88,614)     (12,128,579)     (25,710,885)
           (41,855)          (1,174)           1,610           (3,824)        (117,590)            (422)
    --------------   --------------   --------------   --------------   --------------   --------------
        16,634,061          605,885       (1,606,787)       1,557,402       36,274,513          298,676
    --------------   --------------   --------------   --------------   --------------   --------------
         2,620,934        1,768,847        3,472,181          893,428       20,962,012       19,432,879
        (1,292,532)        (619,313)      (2,236,959)      (1,102,640)     (17,095,230)     (11,532,193)
          (166,083)        (129,950)        (239,141)        (186,772)      (3,256,960)      (1,549,873)
           366,068         (114,198)        (223,529)        (152,490)        (606,163)      (2,618,743)
         8,760,834       10,614,613       21,161,456       25,977,645       54,594,175      102,753,150
    --------------   --------------   --------------   --------------   --------------   --------------
        10,289,221       11,519,999       21,934,008       25,429,171       54,597,834      106,485,220
    --------------   --------------   --------------   --------------   --------------   --------------
        26,923,282       12,125,884       20,327,221       26,986,573       90,872,347      106,783,896
        38,110,998       25,985,114       39,673,888       12,687,315      310,120,395      203,336,499
    --------------   --------------   --------------   --------------   --------------   --------------
    $   65,034,280   $   38,110,998   $   60,001,109   $   39,673,888   $  400,992,742   $  310,120,395
    ==============   ==============   ==============   ==============   ==============   ==============


              MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
                 VALUE                             BOND                          GROWTH EQUITY
    -------------------------------   -------------------------------   -------------------------------
         1999             1998             1999             1998             1999             1998
    ---------------------------------------------------------------------------------------------------
    $     (267,183)  $      395,691   $    3,927,240   $    2,633,892   $   (1,602,606)  $     (493,888)
         3,098,267        1,279,135            1,261           32,492        2,567,721          356,925
                --       12,582,107            6,418        1,562,448       27,931,332       13,289,553
         7,362,393      (25,490,442)      (6,083,539)      (1,391,302)      34,621,533       16,134,563
           (20,443)          15,885            1,926           (7,219)        (173,616)         (88,398)
    --------------   --------------   --------------   --------------   --------------   --------------
        10,173,034      (11,217,624)      (2,146,694)       2,830,311       63,344,364       29,198,755
    --------------   --------------   --------------   --------------   --------------   --------------
         6,471,643        8,504,850        5,568,019        2,962,500       16,960,756        7,854,006
        (6,675,519)      (4,951,446)      (3,545,674)      (1,415,205)      (7,639,866)      (3,939,312)
          (912,254)      (1,204,738)        (681,286)        (172,811)      (1,074,648)        (665,675)
           (65,568)      (1,354,692)         325,965          (56,985)       1,537,864         (259,908)
        (1,237,019)      47,245,084       21,251,994       34,854,154       63,978,954       60,766,288
    --------------   --------------   --------------   --------------   --------------   --------------
        (2,418,717)      48,239,058       22,919,018       36,171,653       73,763,060       63,755,399
    --------------   --------------   --------------   --------------   --------------   --------------
         7,754,317       37,021,434       20,772,324       39,001,964      137,107,424       92,954,154
       157,643,014      120,621,580       61,788,235       22,786,271      180,165,273       87,211,119
    --------------   --------------   --------------   --------------   --------------   --------------
    $  165,397,331   $  157,643,014   $   82,560,559   $   61,788,235   $  317,272,697   $  180,165,273
    ==============   ==============   ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1999
and December 31, 1998

                                                                MAINSTAY VP                  AMERICAN CENTURY
                                                              INDEXED EQUITY                  INCOME & GROWTH
                                                       -----------------------------   -----------------------------
                                                           1999            1998            1999           1998(a)
                                                       -------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (1,261,919)  $     (20,441)  $    (180,410)  $     (27,268)
    Net realized gain (loss) on investments..........     26,734,785       3,737,791         250,616         (35,373)
    Realized gain distribution received..............      9,223,306       3,479,147              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     61,187,782      61,206,441       5,818,304       2,239,326
    Decrease attributable to funds of New York Life
      Insurance and Annuity Corporation retained by
      Separate Account...............................       (248,381)       (209,334)        (16,085)         (6,952)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     95,635,573      68,193,604       5,872,425       2,169,733
                                                       -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Equity contribution by New York Life Insurance
      and Annuity Corporation........................             --              --              --      10,000,000
    Policyowners' premium payments...................     39,131,214      20,576,362       4,260,261         634,838
    Policyowners' surrenders.........................    (19,102,715)     (9,009,769)       (868,297)        (79,172)
    Policyowners' annuity and death benefits.........     (2,992,825)     (1,003,566)       (152,200)             --
    Net transfers from (to) Fixed Account............      4,837,916         (82,202)      1,482,006          46,387
    Transfers between Investment Divisions...........    159,603,918     146,203,904      15,165,095      11,796,427
                                                       -------------   -------------   -------------   -------------
      Net contributions..............................    181,477,508     156,684,729      19,886,865      22,398,480
                                                       -------------   -------------   -------------   -------------
        Increase in total equity.....................    277,113,081     224,878,333      25,759,290      24,568,213
TOTAL EQUITY:
    Beginning of year................................    407,587,595     182,709,262      24,568,213              --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 684,700,676   $ 407,587,595   $  50,327,503   $  24,568,213
                                                       =============   =============   =============   =============


                                                                  CALVERT                        FIDELITY
                                                                  SOCIAL                          VIP II
                                                                 BALANCED                       CONTRAFUND
                                                       -----------------------------   -----------------------------
                                                           1999            1998            1999            1998
                                                       -------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     210,667   $     127,321   $  (1,828,463)  $    (698,763)
    Net realized gain (loss) on investments..........        204,424          77,911       2,493,353          99,321
    Realized gain distribution received..............      1,370,648         503,162       4,369,968       2,252,334
    Change in unrealized appreciation (depreciation)
      on investments.................................       (239,125)        300,085      33,698,949      18,490,256
    Decrease attributable to funds of New York
      Life Insurance and Annuity Corporation retained
      by
      Separate Account...............................         (3,911)         (2,809)        (98,601)        (56,749)
                                                       -------------   -------------   -------------   -------------
      Net increase in total equity resulting from
        operations...................................      1,542,703       1,005,670      38,635,206      20,086,399
                                                       -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments...................      1,218,283         448,798      21,562,788       6,539,351
    Policyowners' surrenders.........................       (389,555)       (178,847)     (5,721,665)     (2,091,645)
    Policyowners' annuity and death benefits.........        (44,732)        (74,437)       (603,445)       (193,257)
    Net transfers from (to) Fixed Account............        383,374        (105,315)      4,530,876          54,147
    Transfers between Investment Divisions...........      5,730,352       4,790,643      69,788,898      52,658,032
                                                       -------------   -------------   -------------   -------------
      Net contributions..............................      6,897,722       4,880,842      89,557,452      56,966,628
                                                       -------------   -------------   -------------   -------------
        Increase in total equity.....................      8,440,425       5,886,512     128,192,658      77,053,027
TOTAL EQUITY:
    Beginning of year................................     10,046,816       4,160,304     117,112,701      40,059,674
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  18,487,241   $  10,046,816   $ 245,305,359   $ 117,112,701
                                                       =============   =============   =============   =============

(a) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

               Dreyfus                       Eagle Asset                        Lord                            Alger
                Large                        Management                        Abbett                         American
               Company                         Growth                        Developing                         Small
                Value                          Equity                          Growth                      Capitalization
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        1999           1998(a)          1999           1998(a)          1999           1998(a)          1999            1998
    -------------------------------------------------------------------------------------------------------------------
    $    (102,852)  $     (32,350)  $    (351,819)  $    (103,061)  $     198,772   $     (94,657)  $    (431,695)  $    (221,783)
           77,286         (21,758)        324,711          (5,237)        (33,340)       (130,955)      2,334,162        (255,859)
               --              --       2,447,031              --              --              --       3,276,996       1,965,062
        1,098,415         754,799      13,826,296       2,419,687       5,050,045         (36,805)      8,718,638       1,178,171
           (3,398)         (3,408)        (39,596)         (6,423)        (16,473)         (3,676)        (35,455)         (9,820)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,069,451         697,283      16,206,623       2,304,966       5,199,004        (266,093)     13,862,646       2,655,771
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
               --      10,000,000              --      10,000,000              --      10,000,000              --              --
        1,282,654         641,398       3,625,755         278,603       1,634,924         354,560       3,509,225       1,298,003
         (439,054)        (95,950)       (382,671)        (13,083)       (385,998)        (50,429)       (977,668)       (667,185)
          (36,081)             --         (28,061)             --             (50)             --        (159,596)       (123,482)
          835,237          10,210       1,113,574          37,328         566,892          42,726       1,235,110          83,274
        6,389,989       5,346,189      15,046,226       3,825,774       5,707,840       4,268,369      11,588,412       8,414,198
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        8,032,745      15,901,847      19,374,823      14,128,622       7,523,608      14,615,226      15,195,483       9,004,808
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        9,102,196      16,599,130      35,581,446      16,433,588      12,722,612      14,349,133      29,058,129      11,660,579
       16,599,130              --      16,433,588              --      14,349,133              --      22,801,855      11,141,276
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  25,701,326   $  16,599,130   $  52,015,034   $  16,433,588   $  27,071,745   $  14,349,133   $  51,859,984   $  22,801,855
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                             JANUS ASPEN                         MFS
              FIDELITY                       JANUS ASPEN                       SERIES                          GROWTH
                 VIP                           SERIES                         WORLDWIDE                         WITH
            EQUITY-INCOME                     BALANCED                         GROWTH                       INCOME SERIES
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        1999            1998            1999            1998            1999            1998            1999           1998(a)
    -------------------------------------------------------------------------------------------------------------------
    $    (175,571)  $    (345,272)  $   2,832,210   $   1,654,759   $  (2,256,400)  $   1,194,667   $    (130,173)  $     (15,005)
          580,522          86,155         805,452          72,010      11,604,159       1,856,800          15,261         (18,494)
        2,866,449       1,682,987              --         347,759              --         961,481          32,955              --
          473,073       3,410,204      46,892,559      16,353,009     102,746,265      14,600,486         812,574         419,329
          (11,677)        (20,934)       (137,780)        (50,484)       (268,363)        (63,694)         (1,900)           (829)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,732,796       4,813,140      50,392,441      18,377,053     111,825,661      18,549,740         728,717         385,001
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        8,723,485       5,720,100      30,725,045       5,898,289      18,445,442       7,060,394       2,753,891         245,609
       (3,848,099)     (1,598,980)     (7,304,738)     (1,550,539)     (6,629,373)     (2,524,290)       (336,762)        (23,721)
         (702,180)       (309,345)     (1,244,078)       (253,681)       (866,431)       (281,189)        (33,617)             --
        2,023,538          15,447       9,244,304         177,556       4,588,132         (39,738)      1,403,061          42,863
       29,068,136      46,428,934     151,576,991      56,910,948      77,716,412      47,042,242       9,619,218       3,948,109
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       35,264,880      50,256,156     182,997,524      61,182,573      93,254,182      51,257,419      13,405,791       4,212,860
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       38,997,676      55,069,296     233,389,965      79,559,626     205,079,843      69,807,159      14,134,508       4,597,861
       84,984,266      29,914,970     104,734,615      25,174,989     124,614,051      54,806,892       4,597,861              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 123,981,942   $  84,984,266   $ 338,124,580   $ 104,734,615   $ 329,693,894   $ 124,614,051   $  18,732,369   $   4,597,861
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1998
and December 31, 1998

                                                                                              MORGAN STANLEY
                                                                                                DEAN WITTER
                                                                    MFS                      EMERGING MARKETS
                                                              RESEARCH SERIES                     EQUITY
                                                       -----------------------------   -----------------------------
                                                           1999           1998(a)          1999            1998
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment loss..............................  $     (83,450)  $      (9,472)  $    (155,055)  $     (67,041)
    Net realized gain (loss) on investments..........        179,884         (17,978)       (312,006)       (665,302)
    Realized gain distribution received..............         47,348              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      1,849,509         257,341       9,467,305      (1,402,784)
    Increase (decrease) attributable to funds of New
      York Life Insurance and Annuity Corporation
      retained by Separate Account...................         (4,115)           (595)        (19,162)          3,898
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................      1,989,176         229,296       8,981,082      (2,131,229)
                                                       -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments...................      2,836,575         193,769       1,600,831         544,180
    Policyowners' surrenders.........................       (170,420)         (5,144)       (638,716)       (303,684)
    Policyowners' annuity and death benefits.........         (1,713)             --         (42,089)        (28,128)
    Net transfers from (to) Fixed Account............      1,448,410           5,543         537,872        (222,426)
    Transfers between Investment Divisions...........      4,404,982       2,305,392       7,021,890         177,768
                                                       -------------   -------------   -------------   -------------
      Net contributions..............................      8,517,834       2,499,560       8,479,788         167,710
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     10,507,010       2,728,856      17,460,870      (1,963,519)
TOTAL EQUITY:
    Beginning of year................................      2,728,856              --       6,216,001       8,179,520
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  13,235,866   $   2,728,856   $  23,676,871   $   6,216,001
                                                       =============   =============   =============   =============

                                                                  T. ROWE                         VAN ECK
                                                                   PRICE                         WORLDWIDE
                                                                  EQUITY                           HARD
                                                                  INCOME                          ASSETS
                                                       -----------------------------   -----------------------------
                                                           1999           1998(a)          1999           1998(a)
                                                       -------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     124,598   $      45,612   $      (9,489)  $      (2,516)
    Net realized gain (loss) on investments..........        256,614         (36,653)        104,879         (52,557)
    Realized gain distribution received..............        998,267         258,411              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (1,375,827)        250,139          90,024           2,487
    Increase (decrease) attributable to funds of New
      York Life Insurance and Annuity Corporation
      retained by Separate Account...................           (251)         (1,005)           (472)             34
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................          3,401         516,504         184,942         (52,552)
                                                       -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments...................      2,744,823         737,336         320,055          23,746
    Policyowners' surrenders.........................       (751,362)        (86,228)        (25,725)         (3,416)
    Policyowners' annuity and death benefits.........        (66,820)             --              --              --
    Net transfers from (to) Fixed Account............      1,185,381         218,947         (76,098)        (44,240)
    Transfers between Investment Divisions...........     11,526,859       8,695,170       1,238,541         500,270
                                                       -------------   -------------   -------------   -------------
      Net contributions..............................     14,638,881       9,565,225       1,456,773         476,360
                                                       -------------   -------------   -------------   -------------
        Increase in total equity.....................     14,642,282      10,081,729       1,641,715         423,808
TOTAL EQUITY:
    Beginning of year................................     10,081,729              --         423,808              --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  24,724,011   $  10,081,729   $   2,065,523   $     423,808
                                                       =============   =============   =============   =============

(a) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages(R) Annuity Separate Account") was established on November 30,
1994, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) and MainStay Plus Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified and Qualified Flexible Premium Variable Retirement Annuity Policies issued by New York Life Insurance and Annuity Corporation. The non-qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with New York Life Insurance and Annuity Corporation and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. and NYLIFE Distributors Inc. are wholly-owned subsidiaries of NYLIFE LLC, which is a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Dean Witter Universal Funds, Inc. (formerly, "Morgan Stanley Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and certain other funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

  New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIFE LLC.

  The Separate Account offers twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The following Investment Divisions are available for LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) and MainStay Plus Variable Annuity policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Social Balanced (formerly "Calvert Socially Responsible"), Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, and Morgan Stanley Dean Witter Emerging Markets Equity (formerly "Morgan Stanley Emerging Markets Equity"). Additionally, the following are available to LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity
Policyowners: American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, MFS Growth With Income Series, MFS Research Series, T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For LifeStages(R) Variable Annuity and LifeStages(R) policies, initial premium payments, except those received for the Fixed Account, are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments are allocated to the Investment Divisions of the Separate Account in accordance with the Policyowner's instructions. For MainStay Plus Variable Annuity policies, in states where approved, and LifeStages(R) Flexible Premium Variable Annuity policies, premium payments received are allocated to the Investment Divisions in accordance with the Policyowner's instructions. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of New York Life Insurance and Annuity Corporation.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 1999, the investments of the Separate Account are as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      17,838             295,144               5,145
Identified cost*.........................................    $477,432            $295,142            $ 58,493

                                                                                AMERICAN            DREYFUS
                                                           MAINSTAY VP          CENTURY              LARGE
                                                             INDEXED             INCOME             COMPANY
                                                             EQUITY             & GROWTH             VALUE
                                                           --------------------------------------------------
Number of shares.........................................     22,530               3,963              2,379
Identified cost*.........................................   $537,046            $ 42,439           $ 23,937

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 1999, was as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Purchases................................................    $254,335            $413,969            $ 21,629
Proceeds from sales......................................      64,560             240,289               3,374

                                                                                AMERICAN            DREYFUS
                                                           MAINSTAY VP          CENTURY              LARGE
                                                             INDEXED             INCOME             COMPANY
                                                             EQUITY             & GROWTH             VALUE
                                                           --------------------------------------------------
Purchases................................................   $245,292            $ 21,798           $  9,440
Proceeds from sales......................................     55,190               2,015              1,480

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
          6,298           37,619            1,473           13,732           11,069            6,767           11,463
       $ 64,503         $443,955         $ 17,493         $238,750         $169,782         $ 90,500         $267,337

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
          2,812            2,274              943            8,552            8,444            4,839           12,150
       $ 35,931         $ 22,141         $ 41,558         $ 18,464         $190,280         $118,106         $274,355

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 30,853         $115,642         $  7,328         $ 80,711         $ 17,618         $ 31,942         $109,026
          6,459           12,998            4,050            7,413           20,312            4,994            8,623

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
       $ 23,050         $ 11,884         $ 92,218         $  9,601         $ 99,462         $ 41,237         $188,414
          1,514            4,142           74,122            1,099            7,016            3,174            1,957

--------------------------------------------------------------------------------

                                                   JANUS ASPEN                MFS
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                     MFS
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Number of shares................................        6,927                   882                      569
Identified cost*................................     $210,528              $ 17,561                 $ 11,170

                                                  MORGAN STANLEY
                                                   DEAN WITTER              T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Number of shares................................        1,708                 1,324                      189
Identified cost*................................     $ 17,252              $ 25,931                 $  1,979

* The cost stated also represents the aggregate cost for Federal income tax purposes.

                                                   JANUS ASPEN                MFS
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                     MFS
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Purchases.......................................     $128,905              $ 13,852                 $ 10,027
Proceeds from sales.............................       37,513                   497                    1,516

                                                  MORGAN STANLEY
                                                   DEAN WITTER              T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Purchases.......................................     $ 10,109              $ 19,878                 $  2,388
Proceeds from sales.............................        1,752                 4,063                      936

                                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTE 3--Mortality and Expense Risk Charges:
-------------------------------------------------------------------------------

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.40% of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.

-------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
-------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 1999 and December 31, 1998, were as follows:

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                             1999               1998               1999               1998
                                                           --------------------------------------------------------
Units issued on premium payments.......................       1,403                686            994,277            812,628
Units redeemed on surrenders...........................        (761)              (476)            (9,939)            (2,547)
Units redeemed on annuity and death benefits...........        (109)               (72)            (1,624)               (97)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................          51                (54)            (6,353)            (3,989)
Units issued (redeemed) on transfers between Investment
  Divisions............................................       6,500              4,855           (833,417)          (743,310)
                                                           --------           --------           --------           --------
  Net increase.........................................       7,084              4,939            142,944             62,685
Units outstanding, beginning of year...................      15,940             11,001            105,842             43,157
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      23,024             15,940            248,786            105,842
                                                           ========           ========           ========           ========

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                             1999               1998               1999               1998
                                                           --------------------------------------------------------
Units issued on premium payments.......................          71                 33                771                542
Units redeemed on surrenders...........................         (31)               (22)              (492)              (324)
Units redeemed on annuity and death benefits...........          (7)                (7)               (86)               (48)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................          11                 (5)               (15)               (48)
Units issued (redeemed) on transfers between Investment
  Divisions............................................         148                 81              3,195              3,385
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         192                 80              3,373              3,507
Units outstanding, beginning of year...................       1,012                932             11,136              7,629
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................       1,204              1,012             14,509             11,136
                                                           ========           ========           ========           ========

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
      1999       1998       1999       1998       1999       1998
    ---------------------------------------------------------------
         178        144        287         76      1,369      1,361
         (92)       (51)      (184)       (91)    (1,120)      (817)
         (11)       (10)       (20)       (16)      (213)      (110)
          22        (11)       (19)       (12)       (40)      (199)
         590        862      1,736      2,148      3,553      7,148
    --------   --------   --------   --------   --------   --------
         687        934      1,800      2,105      3,549      7,383
       3,139      2,205      3,208      1,103     21,960     14,577
    --------   --------   --------   --------   --------   --------
       3,826      3,139      5,008      3,208     25,509     21,960
    ========   ========   ========   ========   ========   ========

        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY
    -------------------   -------------------   -------------------
      1999       1998       1999       1998       1999       1998
    ---------------------------------------------------------------
         385        504        458        246        711        404
        (400)      (302)      (292)      (118)      (319)      (204)
         (54)       (70)       (56)       (14)       (45)       (35)
          (5)       (91)        28         (4)        63        (17)
        (148)     2,727      1,740      2,902      2,672      3,112
    --------   --------   --------   --------   --------   --------
        (222)     2,768      1,878      3,012      3,082      3,260
      10,004      7,236      4,993      1,981      8,239      4,979
    --------   --------   --------   --------   --------   --------
       9,782     10,004      6,871      4,993     11,321      8,239
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                         MAINSTAY VP        AMERICAN CENTURY
                                                       INDEXED EQUITY        INCOME & GROWTH
                                                     -------------------   -------------------
                                                       1999       1998       1999     1998(a)
                                                     -----------------------------------------
Units issued on equity contribution by New York
  Life Insurance and Annuity Corporation...........        --         --         --      1,000
Units issued on premium payments...................     1,556      1,003        370         66
Units redeemed on surrenders.......................      (763)      (438)       (75)        (8)
Units redeemed on annuity and death benefits.......      (120)       (50)       (14)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       188         (8)       127          5
Units issued on transfers between Investment
  Divisions........................................     6,369      7,086      1,326      1,200
                                                     --------   --------   --------   --------
  Net increase.....................................     7,230      7,593      1,734      2,263
Units outstanding, beginning of year...............    17,575      9,982      2,263         --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................    24,805     17,575      3,997      2,263
                                                     ========   ========   ========   ========

                                                           CALVERT              FIDELITY
                                                           SOCIAL                VIP II
                                                          BALANCED             CONTRAFUND
                                                     -------------------   -------------------
                                                       1999       1998       1999       1998
                                                     -----------------------------------------
Units issued on premium payments...................        69         29      1,197        457
Units redeemed on surrenders.......................       (22)       (11)      (318)      (145)
Units redeemed on annuity and death benefits.......        (3)        (5)       (34)       (13)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        22         (7)       248          1
Units issued on transfers between Investment
  Divisions........................................       327        306      3,889      3,643
                                                     --------   --------   --------   --------
  Net increase.....................................       393        312      4,982      3,943
Units outstanding, beginning of year...............       594        282      7,022      3,079
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       987        594     12,004      7,022
                                                     ========   ========   ========   ========

(a) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              EAGLE ASSET
       DREYFUS LARGE          MANAGEMENT            LORD ABBETT          ALGER AMERICAN
       COMPANY VALUE         GROWTH EQUITY       DEVELOPING GROWTH    SMALL CAPITALIZATION
    -------------------   -------------------   -------------------   ---------------------
      1999     1998(a)      1999     1998(a)      1999     1998(a)      1999        1998
    ---------------------------------------------------------------------------------------
          --     1,000          --     1,000          --     1,000          --          --
         123        68         247        27         164        44         263         121
         (43)      (10)        (27)       (1)        (39)       (6)        (74)        (61)
          (3)       --          (2)       --          --        --         (13)        (11)
          80         1          76         4          55         5          90           6
         611       570       1,028       378         523       530         893         789
    --------   --------   --------   --------   --------   --------   --------    --------
         768     1,629       1,322     1,408         703     1,573       1,159         844
       1,629        --       1,408        --       1,573        --       1,904       1,060
    --------   --------   --------   --------   --------   --------   --------    --------
       2,397     1,629       2,730     1,408       2,276     1,573       3,063       1,904
    ========   ========   ========   ========   ========   ========   ========    ========

                                                    JANUS ASPEN
         FIDELITY             JANUS ASPEN             SERIES
            VIP                 SERIES               WORLDWIDE          MFS GROWTH WITH
       EQUITY-INCOME           BALANCED               GROWTH             INCOME SERIES
    -------------------   -------------------   -------------------   -------------------
      1999       1998       1999       1998       1999       1998       1999     1998(a)
    -------------------------------------------------------------------------------------
         571        409      1,688        424        986        487        255         24
        (252)      (116)      (403)      (109)      (353)      (174)       (31)        (2)
         (46)       (22)       (69)       (19)       (49)       (20)        (3)        --
         131         (4)       504         11        233         (6)       132          5
       1,885      3,316      8,437      4,068      4,144      3,176        897        408
    --------   --------   --------   --------   --------   --------   --------   --------
       2,289      3,583     10,157      4,375      4,961      3,463      1,250        435
       5,850      2,267      6,418      2,043      7,855      4,392        435         --
    --------   --------   --------   --------   --------   --------   --------   --------
       8,139      5,850     16,575      6,418     12,816      7,855      1,685        435
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                             MORGAN STANLEY
                                                                               DEAN WITTER
                                                        MFS RESEARCH            EMERGING
                                                           SERIES            MARKETS EQUITY
                                                     -------------------   -------------------
                                                       1999     1998(a)      1999       1998
                                                     -----------------------------------------
Units issued on premium payments...................       252         18        156         62
Units redeemed on surrenders.......................       (14)        (1)       (61)       (36)
Units redeemed on annuity and death benefits.......        --         --         (4)        (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       125          1         51        (21)
Units issued on transfers between Investment
  Divisions........................................       384        234        676         12
                                                     --------   --------   --------   --------
  Net increase.....................................       747        252        818         14
Units outstanding, beginning of year...............       252         --        841        827
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       999        252      1,659        841
                                                     ========   ========   ========   ========

                                                        T. ROWE PRICE       VAN ECK WORLDWIDE
                                                        EQUITY INCOME          HARD ASSETS
                                                     -------------------   -------------------
                                                       1999     1998(a)      1999     1998(a)
                                                     -----------------------------------------
Units issued on premium payments...................       262         76         36          2
Units redeemed on surrenders.......................       (71)        (9)        (3)        --
Units redeemed on annuity and death benefits.......        (6)        --         --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       112         22         (8)        (5)
Units issued on transfers between Investment
  Divisions........................................     1,095        906        138         56
                                                     --------   --------   --------   --------
  Net increase.....................................     1,392        995        163         53
Units outstanding, beginning of year...............       995         --         53         --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................     2,387        995        216         53
                                                     ========   ========   ========   ========

(a) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of the Separate Account:


                                                                                 MAINSTAY VP
                                                                            CAPITAL APPRECIATION
                                                               -----------------------------------------------
                                                                1999      1998      1997      1996     1995(a)
                                                               ---------------------------------------------
Unit value, beginning of year...............................   $23.09    $16.95    $13.92    $11.89    $10.00
Net investment income (loss)................................    (0.34)    (0.25)    (0.22)    (0.17)     0.06
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................     5.80      6.39      3.25      2.20      1.83
                                                               ------    ------    ------    ------    ------
Unit value, end of year.....................................   $28.55    $23.09    $16.95    $13.92    $11.89
                                                               ======    ======    ======    ======    ======

                                                                                     MAINSTAY VP
                                                                                     GOVERNMENT
                                                                   -----------------------------------------------
                                                                    1999      1998      1997      1996     1995(a)
                                                                   ---------------------------------------------
Unit value, beginning of year...............................       $12.37    $11.51    $10.66    $10.57    $10.00
Net investment income (loss)................................         0.53      0.70      0.69      0.86      2.49
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................        (0.92)     0.16      0.16     (0.77)    (1.92)
                                                                   ------    ------    ------    ------    ------
Unit value, end of year.....................................       $11.98    $12.37    $11.51    $10.66    $10.57
                                                                   ======    ======    ======    ======    ======

                                                                                     MAINSTAY VP
                                                                                    TOTAL RETURN
                                                                   -----------------------------------------------
                                                                    1999      1998      1997      1996     1995(a)
                                                                   ---------------------------------------------
Unit value, beginning of year...............................       $18.28    $14.58    $12.55    $11.36    $10.00
Net investment income (loss)................................         0.11      0.17      0.17      0.27      0.79
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................         2.70      3.53      1.86      0.92      0.57
                                                                   ------    ------    ------    ------    ------
Unit value, end of year.....................................       $21.09    $18.28    $14.58    $12.55    $11.36
                                                                   ======    ======    ======    ======    ======

                                                                                     MAINSTAY VP
                                                                                    GROWTH EQUITY
                                                                   -----------------------------------------------
                                                                    1999      1998      1997      1996     1995(a)
                                                                   ---------------------------------------------
Unit value, beginning of year...............................       $21.87    $17.52    $14.01    $11.42    $10.00
Net investment income (loss)................................        (0.16)    (0.07)    (0.06)     0.05      0.35
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................         6.31      4.42      3.57      2.54      1.07
                                                                   ------    ------    ------    ------    ------
Unit value, end of year.....................................       $28.02    $21.87    $17.52    $14.01    $11.42
                                                                   ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(c) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
                    CASH MANAGEMENT                                CONVERTIBLE
    -----------------------------------------------   -------------------------------------
     1999      1998      1997      1996     1995(a)    1999      1998      1997     1996(b)
    ---------------------------------------------------------------------------------------
    $ 1.14    $ 1.10    $ 1.06    $ 1.03    $ 1.00    $12.14    $11.78    $10.35    $10.00
      0.04      0.04      0.04      0.04      0.02      0.45      0.49      0.38      0.08
        --        --        --     (0.01)     0.01      4.41     (0.13)     1.05      0.27
    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $ 1.03    $17.00    $12.14    $11.78    $10.35
    ======    ======    ======    ======    ======    ======    ======    ======    ======

                      MAINSTAY VP
                      HIGH YIELD                                        MAINSTAY VP
                    CORPORATE BOND                                 INTERNATIONAL EQUITY
    -----------------------------------------------   -----------------------------------------------
     1999      1998      1997      1996     1995(a)    1999      1998      1997      1996     1995(a)
    -------------------------------------------------------------------------------------------------
    $14.12    $13.95    $12.52    $10.83    $10.00    $14.95    $12.32    $11.88    $10.90    $10.00
      1.69      1.31      1.05      1.02      1.15     (0.16)     0.16      0.90      0.87      1.36
     (0.09)    (1.14)     0.38      0.67     (0.32)     4.09      2.47     (0.46)     0.11     (0.46)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $15.72    $14.12    $13.95    $12.52    $10.83    $18.88    $14.95    $12.32    $11.88    $10.90
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                      MAINSTAY VP                                       MAINSTAY VP
                         VALUE                                             BOND
    -----------------------------------------------   -----------------------------------------------
     1999      1998      1997      1996     1995(a)    1999      1998      1997      1996     1995(a)
    -------------------------------------------------------------------------------------------------
    $15.76    $16.67    $13.76    $11.32    $10.00    $12.37    $11.50    $10.64    $10.57    $10.00
     (0.03)     0.04      0.07      0.11      0.20      0.63      0.80      0.76      0.99      2.16
      1.18     (0.95)     2.84      2.33      1.12     (0.98)     0.07      0.10     (0.92)    (1.59)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.91    $15.76    $16.67    $13.76    $11.32    $12.02    $12.37    $11.50    $10.64    $10.57
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                                                  AMERICAN CENTURY
                    MAINSTAY VP                        INCOME         DREYFUS LARGE
                  INDEXED EQUITY                      & GROWTH        COMPANY VALUE
    -------------------------------------------   ----------------   ----------------
     1999     1998     1997     1996    1995(a)    1999    1998(c)    1999    1998(c)
    ---------------------------------------------------------------------------------
    $23.19   $18.30   $13.97   $11.58   $10.00    $10.86   $10.00    $10.19   $10.00
     (0.06)      --     0.09     0.21     0.62     (0.06)   (0.02)    (0.05)   (0.03)
      4.47     4.89     4.24     2.18     0.96      1.79     0.88      0.58     0.22
    ------   ------   ------   ------   ------    ------   ------    ------   ------
    $27.60   $23.19   $18.30   $13.97   $11.58    $12.59   $10.86    $10.72   $10.19
    ======   ======   ======   ======   ======    ======   ======    ======   ======

--------------------------------------------------------------------------------

                                                                      EAGLE ASSET            LORD
                                                                      MANAGEMENT            ABBETT
                                                                        GROWTH            DEVELOPING
                                                                        EQUITY              GROWTH
                                                                   -----------------   ----------------
                                                                    1999     1998(c)    1999    1998(c)
                                                                   ------------------------------------
Unit value, beginning of year...............................       $11.68    $10.00    $ 9.12   $10.00
Net investment income (loss)................................        (0.19)    (0.09)     0.10    (0.08)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................         7.57      1.77      2.67    (0.80)
                                                                   ------    ------    ------   ------
Unit value, end of year.....................................       $19.06    $11.68    $11.89   $ 9.12
                                                                   ======    ======    ======   ======

                                                                                 FIDELITY
                                                                                  VIP II
                                                                                CONTRAFUND
                                                                   -------------------------------------
                                                                    1999      1998      1997     1996(b)
                                                                   -------------------------------------
Unit value, beginning of year...............................       $16.68    $13.01    $10.63    $10.00
Net investment income (loss)................................        (0.19)    (0.14)    (0.14)    (0.03)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions received
  (includes the effect of capital share transactions).......         3.95      3.81      2.52      0.66
                                                                   ------    ------    ------    ------
Unit value, end of year.....................................       $20.44    $16.68    $13.01    $10.63
                                                                   ======    ======    ======    ======

                                                                                JANUS ASPEN
                                                                                  SERIES
                                                                                 WORLDWIDE
                                                                                  GROWTH
                                                                   -------------------------------------
                                                                    1999      1998      1997     1996(b)
                                                                   -------------------------------------
Unit value, beginning of year...............................       $15.86    $12.48    $10.36    $10.00
Net investment income (loss)................................        (0.23)     0.20     (0.03)     0.08
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions received
  (includes the effect of capital share transactions).......        10.10      3.18      2.15      0.28
                                                                   ------    ------    ------    ------
Unit value, end of year.....................................       $25.73    $15.86    $12.48    $10.36
                                                                   ======    ======    ======    ======

                                                                        T. ROWE             VAN ECK
                                                                         PRICE             WORLDWIDE
                                                                        EQUITY               HARD
                                                                        INCOME              ASSETS
                                                                   -----------------   -----------------
                                                                    1999     1998(c)    1999     1998(c)
                                                                   -------------------------------------
Unit value, beginning of year...............................       $10.13    $10.00    $ 8.02    $10.00
Net investment income (loss)................................         0.07      0.08     (0.07)    (0.06)
Net realized and unrealized gains (losses) on security
  transaction and realized capital gain distributions received
  (includes the effect of capital share transactions).......         0.16      0.05      1.62     (1.92)
                                                                   ------    ------    ------    ------
Unit value, end of year.....................................       $10.36    $10.13    $ 9.57    $ 8.02
                                                                   ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(c) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                    ALGER
                  AMERICAN                                      CALVERT
                    SMALL                                       SOCIAL
               CAPITALIZATION                                  BALANCED
    -------------------------------------   -----------------------------------------------
     1999      1998      1997     1996(b)    1999      1998      1997      1996     1995(a)
    ---------------------------------------------------------------------------------------
    $11.97    $10.51    $ 9.57    $10.00    $16.92    $14.76    $12.46    $11.22    $10.00
     (0.18)    (0.15)    (0.14)    (0.02)     0.27      0.29      0.31      0.35      1.60
      5.14      1.61      1.08     (0.41)     1.53      1.87      1.99      0.89     (0.38)
    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.93    $11.97    $10.51    $ 9.57    $18.72    $16.92    $14.76    $12.46    $11.22
    ======    ======    ======    ======    ======    ======    ======    ======    ======

                  FIDELITY                               JANUS ASPEN
                     VIP                                   SERIES
                EQUITY-INCOME                             BALANCED
    -------------------------------------   -------------------------------------
     1999      1998      1997     1996(b)    1999      1998      1997     1996(b)
    -----------------------------------------------------------------------------
    $14.53    $13.20    $10.45    $10.00    $16.32    $12.32    $10.24    $10.00
     (0.03)    (0.08)    (0.13)    (0.02)     0.25      0.42      0.28      0.17
      0.73      1.41      2.88      0.47      3.83      3.58      1.80      0.07
    ------    ------    ------    ------    ------    ------    ------    ------
    $15.23    $14.53    $13.20    $10.45    $20.40    $16.32    $12.32    $10.24
    ======    ======    ======    ======    ======    ======    ======    ======

           MFS                                         MORGAN STANLEY
         GROWTH                                          DEAN WITTER
          WITH                 MFS                    EMERGING MARKETS
      INCOME SERIES      RESEARCH SERIES                   EQUITY
    -----------------   -----------------   -------------------------------------
     1999     1998(c)    1999     1998(c)    1999      1998      1997     1996(b)
    -----------------------------------------------------------------------------
    $10.57    $10.00    $10.83    $10.00    $ 7.40    $ 9.89    $10.00    $10.00
     (0.12)    (0.07)    (0.15)    (0.07)    (0.13)    (0.08)    (0.05)     0.02
      0.67      0.64      2.57      0.90      7.00     (2.41)    (0.06)    (0.02)
    ------    ------    ------    ------    ------    ------    ------    ------
    $11.12    $10.57    $13.25    $10.83    $14.27    $ 7.40    $ 9.89    $10.00
    ======    ======    ======    ======    ======    ======    ======    ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations, of changes in total equity and the selected per unit data present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth With Income Series, MFS Research Series, Morgan Stanley Dean Witter Emerging Markets Equity, formerly known as Morgan Stanley Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III, formerly known as LifeStages(R) Annuity Separate Account) at December 31, 1999, and the results of each of their operations, the changes in each of their total equity, and the selected per unit data for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and the selected per unit data (herein referred to as the "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Dean Witter Universal Funds, Inc., formerly known as Morgan Stanley Universal Funds, Inc., the T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 17, 2000

--------------------------------------------------------------------------------

To Policyowners:

The assets of NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-II and New York Life Insurance and Annuity Corporation VLI Separate Account are invested in shares of MainStay VP Series Fund, Inc. In addition, the assets of NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Separate Account-I and NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I may be invested in shares of the Alger American Fund, the Calvert Variable Series, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, MFS Variable Insurance Trust, Morgan Stanley Dean Witter Universal Funds, Inc., T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust, which are not affiliated with MainStay VP Series Fund, Inc. or NYLIAC and any of its subsidiaries.

At the Annual Meeting of the Board of Directors of the Fund held on November 16, 1999, executive officers of the Fund were elected. On December 29, 1999, a dividend distribution was paid to NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-II and New York Life Insurance and Annuity Corporation VLI Separate Account as the sole shareholders of record of MainStay VP Series Fund, Inc.

/s/ Richard M. Kerman Jr.
Chairman of the Board
and Chief Executive Officer
MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

MAINSTAY VP SERIES FUND, INC. PORTFOLIOS

MACKAY SHIELDS LLC

ADVISER'S REPORT

Market Overview

The main story of the financial markets in 1999 was that stocks rose higher than any other time over the last decade. The best-performing stocks increased in value by thousands of percentage points. All major market indices closed the year at record highs. The S&P 500(R) Index(1) gained 21.04% in 1999 and underperformed the Dow Jones Industrial Average(2), which returned 27.2%. NASDAQ(3) returned more than 85%, with the highest-returning stocks skewing the results. More than half the gain occurred after November 3, when the NASDAQ reached 3000. Even small stocks rebounded in 1999, led by Internet stocks. At the beginning of the year, market pundits were doubtful that four years of double digit S&P 500(R) returns could continue for another year, but that is exactly what happened. Despite the economy's 4% growth rate, inflation remained low and interest rates, though rising, were still relatively low.

However, the unprecedented S&P 500(R) returns masked the huge gulfs between what outperformed and what underperformed. Technology issues posted the most positive results, with the average technology fund returning almost 114%. Investors seem to have divided into two camps regarding this volatile sector. The fans assert the high returns are indicative of a new era of technological innovation, which is changing the economy and is shifting the way business is done. Skeptics on the other hand, believe the high returns are proof that the bull market has turned into a mania with a probable poor ending. Stocks associated with the information revolution have been bid up to stellar heights, while the older economy stocks have generally languished. In fact, over half the stocks on the New York Stock Exchange, the S&P 500(R) and NASDAQ are selling at lower prices today than they did on January 1, 1999. About two-thirds of the stocks on the New York Stock Exchange were at least 20 percent below their 52-week highs. Without technology and telecom stocks, the S&P 500(R) would have shown little if any gain.

1999 also saw the U.S. stock market lag the rest of the world for the first time in four years. According to Morgan Stanley Capital International EAFE Index (MSCI EAFE Index)(4), the U.S. market gained 20.86% versus a 28.8% return for the rest of the world's stock markets. Leading the international fray were emerging markets which rebounded from a dismal 1998 to a gain of more than 63%. Europe kept pace with the U.S., however, currency moves of the Euro vs. the dollar eroded most gains for American investors. The biggest surprise was Japan, which increased 60.6% in U.S. dollar terms.

In contrast to the ebullient stock market, bonds suffered their worst year since 1994, and second worst year since 1973. Rising interest rates, inflation fears and Y2K jitters all contributed to the Lehman Brothers Aggregate Bond Index(5) loss of more than 50 basis points (0.50%), compared to a positive 8.69% return in 1998. What investors usually think of as the safest bonds, Treasuries, fell more than 14%, after returning more than 17% last year. Yields moved accordingly. By year end, the 30-year Treasury bond was yielding 6.48%, up from 5.10% at the beginning of the year. Only emerging market debt provided a positive return, increasing 23.6%.

--------------------------------------------------------------------------------

Looking forward, diversification, asset allocation and a long term investment plan may be effective tools for any investor as the markets remain unpredictable and continue their volatility.

Ravi Akhoury
Chairman and Chief Executive Officer
MacKay Shields LLC

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) The Dow Jones Industrial Average is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure, and other service-oriented firms.
(3) "NASDAQ Composite Index" is an unmanaged index and is considered generally representative of the U.S. small capitalization stock market.
(4) Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is an unmanaged index of the securities of over 1,000 companies traded on the markets of Europe, Australasia, and the Far East.
(5) Lehman Brothers Aggregate Bond Index is an unmanaged index of more than 5,000 taxable government, investment-grade corporate and mortgage backed securities. Results assume the reinvestment of all income and capital gains distributions.

--------------------------------------------------------------------------------

MADISON SQUARE ADVISORS LLC

ADVISER'S REPORT

Market Overview

During 1999, stocks and bonds experienced a dramatic divergence in investment returns. Strong domestic economic growth, impressive corporate earnings gains, and modest inflationary pressure combined with the widespread recognition of the importance and reality of the technology and communications revolution, resulted in a fifth consecutive year of double-digit returns for the U.S. equity markets. However, in recognition of this robust growth, the Federal Reserve Bank shifted to a restrictive monetary policy from accommodative and raised the Federal Funds rate three different times. As a consequence and in anticipation of future tightening, the yield on 10 year Treasury bonds increased by over 1 3/4%, reaching 6.44% by year-end. This significant increase in interest rates produced returns for fixed income investments in a range of low single digit negative to positive returns.

As we begin 2000, we anticipate that economic growth in the U.S. will remain strong. We see a modest pick-up in inflation associated with higher energy prices and labor costs, partially offset by continued limitations on pricing power associated with worldwide excess industrial capacity. We anticipate that economic growth overseas will be stronger than that of the U.S. and believe that the U.S. dollar will experience downward pressure relative to other major currencies. These factors should produce some pressure on profit margins of U.S. corporations, especially those without leading positions in their respective marketplaces.

We believe that upward pressure on interest rates will continue as inflationary pressure increases. Separately, one of the most powerful factors for the bond market will be stock market volatility which should have an especially strong impact on market technicals, increasing the risk associated with spread fixed income products despite positive fundamentals.

Looking forward, we believe that the upcoming year will present some challenges, especially for equity investors accustomed to the returns of the recent past. We perceive that valuation levels for certain sectors may come under attack. Nevertheless, we are continuing to benefit from fundamental factors such as technological innovation, deregulation, improved inventory management, and increased global trade. Such powerful factors lead us to remain positive in our outlook for the investment environment.

Jean E. Hoysradt
President, Madison Square Advisors LLC
Senior Vice President
in Charge of the Investment Department,
New York Life Insurance Company

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In 1999, the S&P 500(R) Index(1) recorded a 21.04% gain, marking the fifth consecutive year of returns over 20%. Early in the year, investors rotated out of growth stocks into value equities. As the year progressed, however, many investors became enamored with Internet and technology stocks, causing growth stocks to largely outperform other domestic asset classes. Around the world, stock markets soared as global economies recovered from the crisis in 1998.

On the economic front, three Federal Reserve interest-rate increases triggered much of the stock market's volatility, as the Federal Reserve ("Fed") tried to slow economic growth and keep inflation in check. Although surging oil prices raised inflation concerns, in most sectors pricing power remained limited and inflation was low. We believe the combination of a strong economy and modest inflation led many investors to buy stocks in the face of rising interest rates. As investors began to sense that Y2K concerns were perhaps overblown, they flocked to stocks at the end of the year.

PERFORMANCE REVIEW
For the year ended December 31, 1999, the MainStay VP Capital Appreciation Portfolio returned 25.41%, outperforming the 21.04% return of the S&P 500(R) Index over the same period, but underperforming the 40.06% return of the average Lipper(2) Variable Products Capital Appreciation Portfolio.

TECHNOLOGY STOCKS
Technology stocks led the market's advance throughout most of 1999. Oracle (+290%) was the Portfolio's best-performing stock in 1999. Other strong technology stocks included Sun Microsystems (+262%), EMC (+160%), and Cisco Systems (+138%). Each of these was among the Portfolio's largest holdings and had a major positive impact on performance.

Key technology purchases in 1999 included Motorola, Texas Instruments, and Nextel Communications. Each of these three companies benefited from tremendous market growth in wireless technology and contributed positively to the Portfolio's performance.

RADIO, CABLE, AND MEDIA
Throughout the year, the Portfolio benefited from increased exposure to radio, cable, and media companies that would enjoy increasing revenue and income growth from higher advertising spending and advanced technology.

During the third quarter we began purchasing Corning for the Portfolio, a largely misunderstood company whose value lies in its fast-growing fiber-optic cable and photonics businesses. Corning is a major supplier to telecom carriers and related equipment companies and is a major beneficiary of the drive to increase bandwidth through optical technology. Since its initial purchase, the stock has almost doubled.

In January through June we purchased Omnicom Group for the Portfolio, one of the world's largest advertising agencies. The company is capitalizing on Internet trends and stands to benefit in 2000 from advertising spending for the Olympics and the Presidential election. In the utility sector, we purchased AES, the world's largest independent power generator for the Portfolio, benefiting from energy deregulation and contracts to provide energy at competitive prices.

HEALTH CARE AND PHARMACEUTICALS
Genentech, a large biotechnology company, has doubled since its initial purchase by the Portfolio. The company delivered two promising cancer drugs to market and moved several products closer to FDA approval. We also purchased Amgen, one of the world's largest biotech companies for the Portfolio, as new products due in 2000 moved the company into an accelerating growth phase.

While biotech companies soared, traditional drug stocks showed poor performance throughout the year. Wholesale drug distributor Cardinal Health and pharmaceutical companies Eli Lilly, Pfizer, and Schering-Plough, were among the Portfolio's worst performers. We sold the Portfolio's Eli Lilly holdings during the second quarter and the stock continued to decline after the sale. In December, we sold Pfizer and trimmed all of the Portfolio's health care holdings. We believe election debates on health care issues will make these stocks more controversial in the coming year.

OTHER SECTORS
Retailers had varied results. Home Depot showed accelerating revenue and earnings growth of greater than 40% and capitalized on a hot housing market to return 69% for the year. Although Nordstrom held out the promise of a restructuring that would result in an earnings turn around, we sold the Portfolio's holdings in the department store when anticipated changes failed to materialize.

Consumer staples had a negative impact on the Portfolio's performance. Kroger and Safeway, the nation's two largest supermarket chains, declined significantly in 1999. In December, Kroger reported disappointing earnings, which led us to sell both of these supermarket stocks. Since the market was moving away from defensive stocks as Y2K approached, the sales helped position the Portfolio positively for the year ahead.

While some financial stocks such as Citigroup and American International Group performed well in 1999, we saw rising interest rates as a reason to sell the Portfolio's holdings in Fannie Mae, Southtrust, and Conseco early in the year. We also sold holdings in Freddie Mac in the third quarter and Associates First Capital in the fourth. Although some of these sales were at a loss for the year, the proceeds were used to purchase more productive assets, so we believe they were beneficial for the Portfolio.

LOOKING AHEAD
As we enter the new year, we continue to favor technology, media, and telecommunications companies. In health care, regulatory concerns have prompted us to shift our focus more toward biotechnology stocks. Since we anticipate further tightening moves by the Federal Reserve, the Portfolio will enter 2000 underweighted in financials.

No matter what the economy or the markets may bring, the Portfolio will continue to seek long-term growth of capital appreciation. Dividend income, if any, is an incidental consideration.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                   MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
                          ON 1/29/93 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                  CAPITAL APPRECIATION
                                                        PORTFOLIO                  S&P 500(R)             CONSUMER PRICE INDEX
                                                  --------------------             ----------             --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    12054.00                    11007.00                    10275.00
1994                                                    11526.00                    11149.00                    10549.30
1995                                                    15650.00                    15338.80                    10785.60
1996                                                    18584.40                    18857.50                    11142.60
1997                                                    22950.00                    25148.00                    11332.00
1998                                                    31703.00                    32336.00                    11515.00
1999                                                    39759.00                    39139.00                    11823.00

One Year: 25.41%      Five Years: 28.10%       Since Inception: 22.06% (1/29/93)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Three major factors impacted the money markets over the year ending December 31, 1999 -- strong domestic economic growth, Federal Reserve ("Fed") actions, and liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

Rapid U.S. economic growth, benign inflation, low unemployment, and a spectacular run-up in the U.S. equity market resulted in strong consumer spending in 1999. Concerned about the pace of economic growth and the possibility of inflation, the Federal Reserve raised the targeted federal funds rate three times in 1999 -- on June 30, August 24, and November 16 -- by 0.25% each time. The year ended with the targeted federal funds rate at 5.50% and the discount rate at 5.00%.

Money market investors and issuers alike believed liquidity would be scarce as the end of the year approached and concern over Y2K heightened. Both corporate and asset-backed issuers flooded the market with paper early on, hoping to secure their year-end financing. The resulting supply of debt securities caused both interest rates and credit spreads to increase substantially during the summer.

To help calm the markets and ensure liquidity in the financial markets leading up to the end of the year, the Federal Reserve announced in October that it would provide the market with several temporary liquidity programs. One such program was a repurchase-agreement facility with expanded collateral guidelines to include pass-through mortgage securities of GNMA, FHLMC, and FNMA, STRIP securities of the U.S. Treasury, and "stripped" securities of other government agencies. The Federal Reserve also established a temporary standby financing facility. As with most other secular Y2K fears, the money markets' liquidity concerns turned out to be for naught.

STRONG RELATIVE PERFORMANCE
For the twelve months ended December 31, 1999, the Portfolio returned 4.84%, exceeding the 4.75% return of the average Lipper(1) Variable Products Money Market Portfolio over the same period.

STRATEGIC MATURITY AND SECTOR POSITIONING
During the first half of the year, we lengthened the maturity of the Portfolio relative to the average money-market fund when we felt that short-term interest rates had already priced in more than a 0.25% increase in the federal funds rate even before the Fed made its first official tightening move at the end of June. This maturity-extending strategy proved effective for Portfolio performance as the portfolio benefited from the higher rates during this time. Also, when interest rates declined after the June 30, 1999 Federal Reserve rate hike, the Portfolio had a comparatively smaller percentage of its assets to reinvest at the lower rates.

Early in the fourth quarter, we positioned the Portfolio to be able to provide sufficient liquidity during the months of December and January. We also arranged to have a certain percentage of the securities in the Portfolio maturing daily during the months just preceding and following the new year. In October 1999, we also began to invest in securities maturing after January 1, 2000. The yields on these securities further benefited Portfolio performance. As of December 31, 1999, the Portfolio's average maturity stood at 58 days.

HIGH CREDIT QUALITY
The Portfolio's investments throughout the year centered on floating-rate notes, bank certificates of deposit (CDs), commercial paper, and asset-backed commercial paper. We primarily invested the Portfolio in securities of finance, insurance, brokerage, industrial, banks, and bank holding companies. We continued to invest only in first-tier securities, or generally those money-market instruments in the highest rating category. The Portfolio did not invest in any second-tier securities nor did it invest in split-rated issues (those rated in the highest rating category by one credit rating agency and in the second-highest rating category by another). The Portfolio's concentration on the highest-quality securities helped manage portfolio risk.

LOOKING AHEAD
As the Federal Reserve Board's 1999 interest-rate increases filter through the economy, we believe they may help contain inflationary pressures and slow economic growth in the first half of 2000. Although the consumer remains confident, higher borrowing costs and fewer opportunities to increase disposable income will likely temper spending patterns. For example, current 30-year mortgage rates offer far less incentive to refinance than those available at the beginning of 1999. We believe business spending, however, may be on the rise early in the year 2000, as cash set aside for potential Y2K compliance issues is redirected to capital spending.

Recent comments by Federal Reserve officials continue to indicate that they view the tight labor market as an imminent inflationary risk. The Fed does not believe that the "new economy" repeals the old rules of supply and demand, which means we may see further moves to raise rates during the first part of the new year.

The degree of tightening and the timing of the Federal Reserve's next moves will be key to U.S. money-market performance. For the near term, we will likely manage the Portfolio with a shorter maturity than in 1999 to be well positioned for any potential rate increases. We also intend to remain focused on quality, as the Portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Edward Munshower
Claude Athaide
Portfolio Managers
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

Though an investment in a money market portfolio is generally considered to be protected from market risk, this investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in this Portfolio.

MAINSTAY VP CONVERTIBLE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The most significant factor influencing the convertible market in 1999 was the dramatic upsurge in NASDAQ(1) stocks, which rose 85.59% during the year. Since convertibles have a high correlation with small- and mid-cap stocks, the performance of NASDAQ stocks greatly influences the performance of the convertible market.

The NASDAQ's strength was propelled by advances in the technology and telecommunications sectors, both of which are well represented in the convertible market. These factors, combined with solid economic growth, modest inflation, and stable credit spreads, helped make 1999 an outstanding year for convertible securities.

PERFORMANCE REVIEW
For the year ended December 31, 1999, the Portfolio returned 41.98%, outperforming the 33.51% return of the First Boston Convertible Securities Index(2) and the 21.04% return of the S&P 500(R) Index(3). The Portfolio underperformed the 48.10% return of the average Lipper(4) Variable Products Specialty/Miscellaneous Portfolio.

Although the Federal Reserve moved to tighten interest rates three times during the year, our bottom-up investment strategy allowed us to largely ignore these macroeconomic changes, which had little impact on market enthusiasm for small-and mid-cap stocks.

The Portfolio's strongest-performing security was United Global Communications, whose stock rose 633% in 1999 as the company built a global cable footprint and profitably leveraged its last-mile infrastructure. Our early access to analysis of the company's high-yield bond potential allowed the Portfolio to participate in the stock's rise long before the company drew wide attention from equity analysts.

An Amkor Technologies convertible was another top-performer for the Portfolio in 1999. Amkor Technologies is a Korean semiconductor packaging company that was hurt during the Asian financial crisis of 1998. Careful equity and credit research showed that the company had strong fundamentals, little downside risk, and strong upside potential. The Portfolio's timely purchase paid off for shareholders as both the common stock and bond values appreciated.

SIGNIFICANT PURCHASES, SALES, AND SECTOR WEIGHTINGS
At the end of October, when Internet stocks were still out of favor, the Portfolio purchased US Internetworking, a company that hosts software on its servers, allowing small- and medium-size businesses to reduce software rental costs. The Portfolio was able to establish a large position in the bond market at attractive prices -- and with the subsequent Internet rally, both the stock and bond doubled in price by year-end.

The Portfolio was overweighted in the oil service sector in April. At the time, we believed the group was oversold, primarily due to a warm winter and a lack of drilling. From April through the end of the year, the group performed well. As Asian economies recovered, demand for oil increased, and better discipline from OPEC led to a recovery in the price of oil and natural gas, causing stock prices to rise. The overweighted position contributed positively to the Portfolio's performance and the Portfolio remained overweighted in oil services as of year-end.

LOOKING AHEAD
In light of high equity valuations, we anticipate increasing volatility in the stock market which may translate into substantial downside risk. We believe that convertibles should exhibit less volatility than stocks and may participate in any market rise. The Portfolio will continue to look for convertibles where we believe it can participate in a substantial portion of the common stock's upside potential while limiting exposure to downside risk.

The Portfolio will continue its bottom-up approach to the convertible market, focusing on the fundamental characteristics of individual securities rather than on general economic trends. Whatever the economy or the markets may bring, the Portfolio will continue to seek capital appreciation together with current income.

Edmund C. Spelman
Thomas Wynn
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP CONVERTIBLE PORTFOLIO
                           ON 10/1/96 VS S&P 500(R),
                 FIRST BOSTON CONVERTIBLE SECURITIES INDEX AND
                          THE CONSUMER PRICE INDEX(5)
[LINE CHART]

                                     CONVERTIBLE PORTFOLIO        S&P 500(R)        CONSUMER PRICE INDEX        FIRST BOSTON
                                     ---------------------        ----------        --------------------   Convertible Securities
                                                                                                                   Index
                                                                                                           ----------------------
10/1/96                                    10000.00                10000.00               10000.00                10000.00
1996                                       10389.00                10833.00               10082.00                10243.00
1997                                       11992.00                14447.00               10222.00                11948.00
1998                                       12530.00                18576.00               10386.00                13342.00
1999                                       17791.00                22484.00               10665.00                17812.00

            One Year: 41.98%       Since Inception: 19.38% (10/1/96)

(1) The NASDAQ Composite Index is an unmanaged index and is considered generally representative of the U.S. small capitalization market.
(2) The First Boston Convertible Securities Index generally includes 250-300 issues -- convertibles must have a minimum issue size of $50 million; bonds and preferreds must be rated B- or better by S&P; and preferreds must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B- or higher by S&P, and have an issue size greater than $100 million.
(3) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

Certain of the Portfolio's investments have speculative characteristics.

MAINSTAY VP GOVERNMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. economy showed considerable strength in 1999, with gross domestic product continuing to expand and inflation remaining modest. With consumer spending on the rise and a tight labor market, many investors paid close attention to inflation indicators throughout the year -- including oil prices, wages, commodity values, producer prices, and the cost of consumer goods and services.

The Federal Reserve moved to slow economic growth and reduce inflationary pressures by raising the targeted federal funds rate in successive 25 basis-point moves in June, August, and November. Since bond prices tend to decline when interest rates rise, Federal Reserve activity had a generally negative impact on domestic bond markets.

As higher interest rates filtered through the economy, they slowed the rate of business expansion and tempered consumer spending. Corporate bonds suffered in 1999 as rising interest rates made it more expensive for companies to raise the capital they may need to meet earnings projections. With mortgage rates ending 1999 about 100 basis points higher than at the beginning of the year, refinancing incentives have declined. As we move into the year 2000, however, business spending could increase as companies redirect capital from Y2K computer reprogramming to other productive uses.

PERFORMANCE REVIEW
For the year ended December 31, 1999, the Portfolio returned -1.74%, outperforming the -2.13% return of the average Lipper(1) Variable Products General U.S. Government Portfolio and the -2.23% return of the Lehman Brothers Government Index(2).

Federal Reserve action had a major influence on both the bond markets and the Portfolio's performance during 1999. Interest rates rose approximately 170 basis points for 2-year Treasuries and 135 basis points for 30-year Treasuries, flattening the yield curve by 35 basis points. Although the Portfolio was initially positioned with an average maturity close to that of the market, early in the second quarter of 1999, we repositioned the Portfolio very defensively by shortening duration and emphasizing certain portions of the yield curve. This helped to protect the portfolio as interest rates rose and the yield curve flattened.

Throughout 1999, liquidity and supply dynamics played an important role in the Portfolio's investment strategy. With a continuing budget surplus allowing the government to pay down Treasury debt, 30-year Treasuries became increasingly scarce -- and hence, increasingly valuable -- relative to 5-year and 10-year Treasuries. The Portfolio's 30-year Treasury position was further enhanced later in the year by increasing demand among investors seeking a measure of Y2K protection and liquidity.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
During the first quarter of 1999, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities all performed well as yield spreads relative to Treasuries tightened. As interest rates rose during the second quarter, however, mortgage-backed securities tended to extend maturities, creating unfavorable risk profiles. To help manage this concern and reduce credit risk, the Portfolio favored AAA-rated(3) commercial mortgages and U.S. Treasury securities. In the second quarter of 1999, commercial mortgages provided attractive returns relative to agency mortgage-backed securities.

Unfortunately, remaining underweighted in agency mortgage-backed securities detracted from the Portfolio's relative performance in the second half of the year, as a change in Federal Reserve repurchase guidelines caused spreads to tighten dramatically throughout the mortgage-backed securities market. Overall, the Portfolio reduced its commitment to mortgage-backed securities from an above index weight of 1998 to more of a market weight at the end of 1999.

LOOKING AHEAD
Although inflation has remained modest, the Federal Reserve continues to view a tight labor market as an imminent inflationary risk. As a result, along with much of the market, we anticipate additional Federal Reserve tightening in early 2000, which may result in a slightly flatter yield curve. As 2000 unfolds, we believe commercial mortgage-backed securities and asset-backed securities will outperform agency mortgage-backed issues, and we have positioned the Portfolio accordingly.

Whatever the economy, the markets, or inflation may bring, the Portfolio will continue to seek a high level of current income, consistent with safety of principal.

Edward Munshower
Christopher Harms
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                        MAINSTAY VP GOVERNMENT PORTFOLIO
               ON 1/29/93 VS LEHMAN BROTHERS GOVERNMENT INDEX AND
                          THE CONSUMER PRICE INDEX(4)
[LINE CHART]

                                                                                 LEHMAN BROTHERS
                                                  GOVERNMENT PORTFOLIO          GOVERNMENT INDEX          CONSUMER PRICE INDEX
                                                  --------------------          ----------------          --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    10563.00                    10914.00                    10275.00
1994                                                    10368.60                    10546.20                    10549.30
1995                                                    12102.30                    12480.40                    10785.60
1996                                                    12378.20                    12826.10                    11142.60
1997                                                    13552.00                    14056.00                    11332.00
1998                                                    14771.00                    15441.00                    11515.00
1999                                                    14514.00                    15096.00                    11823.00

One Year: -1.74%       Five Years: 6.96%       Since Inception: 5.53% (1/29/93)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Lehman Brothers Government Index is an unmanaged index comprised of U.S. Government and Agency issues as well as investment grade fixed rate debt securities. Results assume the reinvestment of all income and capital gains distributions.
(3) Currently, debt rated AAA has the highest rating assigned by Standard & Poor's, and according to Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. These ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the stability or safety of the Portfolio.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The stock market continued to rise in 1999 with the S&P 500(R) Index(1) recording its fifth consecutive year with returns over 20%. In the bond market, however, things weren't quite as rosy. The Federal Reserve moved to raise interest rates in June, August, and November, causing higher-quality bonds to provide negative total returns for the year. Despite continuing volatility and below-average liquidity, the high-yield bond market fared considerably better, remaining strong through most of the year. However, default rates increased substantially, nearly tripling to 5.5% according to statistics from Moody's Investors Services(2).

Navigating in this environment required careful credit analysis, meticulous security selection, and ongoing monitoring, as many well-established companies faced difficulties during the year. Many managers shunned single-B issuers in favor of higher-quality BB issues(3), while other managers were unable to dodge the abundant credit problems that plagued the market.

PERFORMANCE REVIEW
In 1999, the MainStay VP High Yield Corporate Bond Portfolio returned 12.84%. The Portfolio outperformed the 3.81% return of the average Lipper(4) Variable Products High Current Yield Portfolio and the 3.28% return of the First Boston High Yield Index(5) for the same period, to rank in the top 5% of all portfolios in the Lipper Variable Products high current yield universe.

The Portfolio outperformed its peers because we were able to overweight the single-B portion of the market without experiencing a higher default rate in 1999. We had conviction in our investment process and used the market's uncertainty to add to our favorite names at discounted prices. The Portfolio was rewarded when several of its holdings in telecom, cable, and media went public or were acquired by stronger credits. Additionally, our focus on managing the Portfolio through asset coverage and free cash flow helped minimize mistakes within the Portfolio.

STRONG AND WEAK PERFORMERS
UIH Australia/Pacific zero-coupon bonds had the greatest positive impact on performance during 1999. We owned the bonds of this pay-television service and programming company in 1998 and increased our position during the second half of 1998, believing the company's asset value was improving and competition was waning. Our view was confirmed when the company's parent went public in July 1999. We continue to have a large position in these securities because we feel that the company will refinance the bonds when the issue matures.

Spanish Broadcasting System is a domestic Spanish-language radio broadcasting company. The Portfolio owned Spanish Broadcasting System bonds and preferred stock when the company went public during the year and tendered for both securities at significant premiums to the Portfolio's investment cost.

American Telecasting is a wireless cable company that owned a wireless spectrum in several major markets. We bought American Telecasting bonds for the Portfolio at deeply discounted prices in 1998, believing the spectrum had untapped value. Our assessment proved correct when Sprint acquired American Telecasting in 1999, generating a solid return on the Portfolio's investment.

Tokai Bank is a large, regional Japanese bank with a dominant share of the markets in which it operates. In 1998, we bought Tokai Bank bonds in the secondary market at a substantial discount, believing the bank was well capitalized, would issue a secondary equity offering, and would benefit from Japanese fiscal reform. As these premises proved true, the bonds traded up substantially during the year.

Telehub Communications is a start-up company that suffered delays in implementing its software strategy and performed poorly for the Portfolio in 1999. We continue to hold bonds, believing the company's technology can be profitably sold to a more-established telecom firm.

IPC Magazines Group is a U.K.-based publisher of specialty magazines that failed to meet its projections for subscriptions, ad pages, and cash flow growth. When the company announced poor earnings, the Portfolio's bond investment declined sharply. Since the company has strong equity sponsorship, good market share, significant asset coverage, and the possibility of an IPO in 2000, the Portfolio continues to hold the bonds.

SIGNIFICANT PURCHASES AND SALES
During 1999, we found more value in existing Portfolio positions than in new issues. One such position was United Pan-Europe Communications (UPC), a sibling of United International Holdings (UIH) and UIH's most valuable asset. We traded out of the Portfolio's UIH position during the year and into the UPC credit for what we believed was a more attractive risk/reward profile.

We also added to an existing position in ICG Services, making it one of the larger telecommunications positions in the Portfolio. Although the company's traditional business is struggling, ICG Services has moved into dial-up Internet access, with customers including Microsoft Network and Qwest Communications. With unlimited demand for the company's Internet offering and over 80% of forecast additions already in backlog, we believe ICG Services' securities are likely to outperform the market in 2000.

We increased the Portfolio's position in Millicom International Cellular, a cellular network owner/operator in Europe, Asia, Latin America, and Africa, impressed with its rapidly growing subscriber base and telecommunication assets in Europe that are more than sufficient to cover the Portfolio's bond investment. In light of global wireless consolidation, we believe these bonds may outperform in 2000 and may be retired when they begin to pay dividends.

The Portfolio actively purchased a new issue from CD Radio, now called Sirius Satellite Radio, due to launch its commercial-free radio access later in 2000 or early 2001. We are attracted to the company because it has little competition and a strong business model that promises to break even and cover interest expense even with very low market penetration levels.

The Portfolio's position in Marcus Cable, an owner and operator of cable systems, was purchased in a tender by the company following its acquisition by Vulcan Ventures, the investment arm of Paul Allen. We also sold the Portfolio's position in Tokai Bank when it reached our price target and American Telecasting, following its acquisition by Sprint.

AVOIDING DEFAULTS
Entering 1999, we believed that the high-yield market was oversold due to weak technicals brought on by Russia's default and the ongoing liquidation of Long Term Capital LLC. In hindsight, wide spreads on high-yield securities were a signal that default rates would rise dramatically during the year. While this was not surprising, the magnitude was much greater than we anticipated, with defaults nearly tripling to 5.5% according to Moody's statistics.

Credit difficulties were not limited to weak single-B credits or securities rated CCC.(6) Several issuers rated BB- or higher also faced debt-service problems, with several well-established companies among the market's worst performers, including Fruit of the Loom, Harnischfeger Industries, Pillowtex, Rite Aid, Service Corp. International, and Sun Healthcare.

SECTOR WEIGHTINGS
The Portfolio continues to invest in industries with high barriers to entry or companies with large market share. Cable and media continue to dominate the Portfolio, and this sector had a positive impact on performance. Utilities and REITs were also overweighted during the year. While these sectors were impacted by rising rates, spreads tightened considerably on our holdings. The Portfolio was also overweighted in health care, one of the worst-performing sectors of 1998. The Portfolio focused on credits, including Quest Diagnostics, Medaphis, and MedPartners, that outperformed the sector and the market during the year.

Although underweighted in telecommunications, which outperformed in 1999, the Portfolio was not adversely affected, since it owned several top-performing issues including those of CD Radio, Millicom International Cellular, and HighwayMaster Communications.

Given our belief that we are in the later stages of an economic cycle, the Portfolio underweighted cyclicals during 1999. Underweighting paper hurt performance, since the sector performed well as demand increased with the global economic recovery. The Portfolio has underweighted retailers and supermarkets, which have continued to flounder; and gaming and energy, based on their valuations.

As of year end, the overall credit quality of the securities in the Portfolio's investment portfolio was single-B. We believe single-B securities offer the greatest value and potential to managers who can minimize defaults through stringent credit analysis.

LOOKING AHEAD
With high yield spreads offering nearly an 80% premium to Treasuries at year-end, we believe the market is undervalued and that spreads may tighten. While we expect default rates to remain above their historical averages, we expect them to decline during the year with positive implications for the market. Positive credit events, including mergers and acquisitions, are likely to continue in the telecommunications sector. And despite poor performances in 1999, health care, transportation, and textiles, appear to be stabilizing.

As always, the corporate earnings environment and the health of the economy will play a significant role in high-yield returns. We continue to believe that we are in the later stages of the economic cycle and that corporate earnings growth is slowing. Whatever the market may bring, the Portfolio will continue to maximize current income through investment in a diversified portfolio of high-yield high risk debt securities, which are ordinarily in the lower ratings categories of recognized ratings agencies, with capital appreciation as a secondary objective.

Steven Tananbaum
Donald Morgan
Portfolio Managers
MacKay Shields LLC

                      $10,000 INVESTED IN THE MAINSTAY VP
                      HIGH YIELD CORPORATE BOND PORTFOLIO
               ON 5/1/95 VS THE FIRST BOSTON HIGH YIELD INDEX AND
                          THE CONSUMER PRICE INDEX(7)
[LINE CHART]

                                                 FIRST BOSTON HIGH YIELD    HIGH YIELD CORPORATE BOND
                                                          INDEX                     PORTFOLIO             CONSUMER PRICE INDEX
                                                 -----------------------    -------------------------     --------------------
5/1/95                                                  10000.00                    10000.00                    10000.00
1995                                                    11006.00                    10968.00                    10102.00
1996                                                    12894.60                    12329.00                    10436.40
1997                                                    14574.80                    13885.00                    10613.80
1998                                                    14962.00                    13966.00                    10785.00
1999                                                    14424.00                    16884.00                    11074.00

            One Year: 12.84%       Since Inception: 11.86% (5/1/95)

(1) "Standard & Poor's 500 Composite Price Stock Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) Moody's Investor Service is an independent debt-rating agency that provides credit ratings, research and analysis and financial information to the capital markets.
(3) According to Standard & Poor's, debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. Ratings may be modified with the addition of a plus or minus sign to show relative standing within the major rating categories. When applied to Portfolio investments, these ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the stability or safety of the Portfolio.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(5) The First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the Portfolio will not precisely match those in the index, and so, performance of the Portfolio will differ.
(6) According to Standard & Poor's, debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. When applied to Portfolio investments, these ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the stability or safety of the Portfolio.
(7) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

High-yield securities run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer, and other risks, which is why these securities are considered speculative.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The stock markets began 1999 on a positive note, as a bailout package for Brazil, led by the International Monetary Fund, eased investor concerns about continuing volatility in some markets. Early in the year, enthusiasm over the January introduction of the euro began to fade and European stocks declined, while a strengthening economy in Japan caused stocks there to rise. European stocks recovered throughout the remainder of the year, and by year-end all major European markets posted positive returns in local-currency terms. Finland (+195.9%) was by far the leader, followed by Sweden (+89.4%), France (+51.4%), and Germany (+40.6%), all in local-currency terms. For U.S. investors, performance was generally lower, with several countries providing negative returns in U.S.-dollar terms, including Belgium (-14.26%), Ireland (-12.63%), Austria (-9.11%), Portugal (-8.88%), Switzerland (-7.02%), and Italy (-0.26%).

Asian equities continued to advance throughout 1999, as central bank action, fiscal stimulus packages, tax cuts, and increasing merger and acquisition activity drew investor attention to the region. Leading Asian markets included Singapore (+101.33%), Hong Kong (+60.06%), and Japan (+46.57%), all in
local-currency terms. Currency differences had less of a negative impact on Asian securities, and with the strengthening of the Japanese yen, Japan was the strongest Asian market in U.S.-dollar terms (+61.53%).

PERFORMANCE REVIEW
For the year ended December 31, 1999, the MainStay VP International Equity Portfolio returned 28.06%, underperforming the 43.32% return of the average Lipper(1) Variable Products International Portfolio for the same period. Much of the Portfolio's underperformance can be attributed to being underweighted in Japan, overweighted in Europe, and having sizeable investments in a few underperforming countries.

During 1999, the Portfolio outperformed the 26.96% return of the Morgan Stanley Capital International EAFE (MSCI EAFE) Index(2).

PACIFIC-RIM INVESTMENTS
Perhaps the most significant move the Portfolio made during 1999 was to dramatically increase its weighting in Japanese stocks. Since the economic recovery in Japan was still in its early stages, the Portfolio focused first on the "new Japan" stocks, with telecom and technology names and other companies with a worldwide franchise such as Sony and Toyota Motor. Later in the year, the Portfolio added more stocks of companies with a Japanese market orientation that were poised to benefit from restructuring efforts. Among the Portfolio's strongest-performing Japanese stocks were NTT Mobile Communications Network, Sony, and NTT Data. The Portfolio's positions in Japanese banks and nonlife insurers lagged the market.

Sony was typical of the kind of restructuring that is benefiting Japanese stocks. The company is a household name in electronic equipment, televisions, electronic components, semiconductors, computers, and telecommunications equipment. In 1999, the company advanced 268.00% in local currency terms after announcing a new business policy to create value, adopting a new holding-company structure, and introducing an impressive line-up of consumer products for the year 2000.

With Japan signaling a recovery, other Asian markets also staged a rapid comeback, improving their earnings growth and gross domestic product. While the Portfolio's investments in Hong Kong and Singapore contributed positively to overall performance, being underweighted in these markets was a negative, given their outstanding returns in U.S. dollar terms.

In Australia, the Portfolio was neutrally weighted, but focused on natural resources and telecom companies. Broken Hill Proprietary and WMC were two of the Portfolio's natural resource investments that benefited from rising commodity prices in an expanding global economy. Telstra and Cable & Wireless Optus are the first and second largest telecommunications companies in Australia, respectively, and both contributed positively to the Portfolio's performance.

EUROPEAN HIGHLIGHTS
In Europe, the Portfolio had established positions in Finland and Sweden late in 1998. During 1999, these were among the best performing European markets. Finnish cellular company Nokia returned 245.24% in local-currency terms, and was the Portfolio's largest holding for much of the year. The Portfolio had purchased Ericsson shares, a Swedish cellular company, late in 1998. Although the stock had a positive impact on Portfolio performance, we sold it in the first quarter of 1999 when new product delays and management changes began to undermine investor confidence in the company.

French and German stocks were the leading Euroland markets for the Portfolio in both local-currency and U.S. dollar terms. Both markets benefited from the improvements in earnings and Gross Domestic Products growth, as well as corporate restructurings, mergers, and acquisitions as companies adapt to a new European business environment with fewer barriers.

Epcos an electronic-component and integrated-circuit producer for the telecom, auto, and consumer-electronics industries is the product of a ten-year joint venture between Siemen's of Germany and Matsushita in Japan. The company issued shares in October 1999, and by year-end had returned 122.39% in local-currency terms.

German pharmaceutical manufacturer Schering gained 12.28% for the year in local-currency terms, outperforming the health & personal care sector of the MSCI EAFE Index by a substantial margin. The company is the leader in fertility control and is benefiting from a share repurchase program. Another pharmaceutical name, Roche Holdings, advanced 10.46% in local-currency terms, also outperforming its EAFE Index sector. The Swiss company increased sales by 12% in 1999, which was better than the market anticipated.

Other strong European performers included Irish cement company CRH which rose 45.29% in local terms on increased infrastructure spending by governments throughout Europe. The company continues to acquire companies to enhance its growth. Telefonica is a Spanish telecommunications company serving the Iberian peninsula, Latin America, and the United States. The stock rose 104.11% in local terms during the year, contributing positively to the Portfolio's performance.

A stock that underperformed expectations was German automotive giant, DaimlerChrysler. Despite the manufacturer's worldwide reach and a generally strong automotive market, the company continued to suffer from margin pressures due to incentive plans, and returned -8.33% in local terms for the year.

LOOKING AHEAD
The Portfolio continues to view Japan's expansion as an important development and will seek to capitalize on companies that are well positioned in growing market sectors. The Portfolio also favors companies with global market reach, as they may be able to withstand any setbacks the Japanese market may encounter on its new expansion path.

In Europe, the Portfolio continues to prefer selected peripheral markets, including Finland, Ireland, Spain, and Portugal, with a concentration on technology and telecom companies, which we believe have yet to reach their full potential.

No matter what the global economy or individual markets may bring, the Portfolio will continue to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities, with current income as a secondary objective.

Joseph Portera
Maureen McFarland
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                   MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
                          ON 5/1/95 VS EAFE INDEX AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                  INTERNATIONAL EQUITY
                                                        PORTFOLIO             CONSUMER PRICE INDEX             EAFE INDEX
                                                  --------------------        --------------------             ----------
5/1/95                                                  10000.00                    10000.00                    10000.00
1995                                                    10696.00                    10102.00                    10520.00
1996                                                    11823.40                    10436.40                    11189.00
1997                                                    12435.00                    10614.00                    11388.00
1998                                                    15308.00                    10785.00                    13666.00
1999                                                    19604.00                    11074.00                    17350.00

            One Year: 28.06%       Since Inception: 15.49% (5/1/95)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is an unmanaged index of the securities of over 1,000 companies traded on the markets of Europe, Australasia and the Far East.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

MAINSTAY VP TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. economy showed considerable strength in 1999, with Gross Domestic Product continuing to expand and inflation remaining modest. With consumer spending on the rise and a tight labor market, many investors paid close attention to inflation indicators throughout the year -- including oil prices, wages, commodity values, producer prices, and the cost of consumer goods and services.

Throughout most of 1999, the stock market continued to soar, with the S&P 500(R) Index(1) providing its fifth straight year of returns over 20%. Technology and Internet stocks led the way, with telecommunications, cable, and media companies also providing strong results. Despite an early rotation into value stocks, the market primarily focused on growth equities -- and despite three 25 basis point tightening moves by the Federal Reserve in June, August, and November, stocks ended the year on a rapidly rising trend.

Unfortunately, Federal Reserve activity had a generally negative impact on domestic bond markets. Over time, however, higher interest rates may have positive effects, by slowing economic growth, holding inflation in check, and helping control consumer spending.

Corporate bonds suffered in 1999 as rising interest rates made it more expensive for companies to raise the capital they needed to meet earnings projections. With mortgage rates ending 1999 about 100 basis points higher than at the beginning of the year, refinancing incentives have declined. As we move into the year 2000, however, business spending could increase as companies redirect capital from Y2K computer reprogramming to other productive uses.

PERFORMANCE REVIEW
For the year ended December 31, 1999, the MainStay VP Total Return Portfolio returned 17.02%. The Portfolio substantially outperformed the 8.67% return of the average Lipper(2) Variable Products Balanced Portfolio, to rank within the top 12% of all peer portfolios. The Portfolio underperformed, however, the S&P 500(R) Index return of 21.04%.

EQUITY STRATEGIES AND RESULTS
In the equity portion of the Portfolio, technology stocks led the market's advance throughout most of 1999. Oracle (+290%) was the Portfolio's best-performing stock in 1999. Other strong technology stocks included Sun Microsystems (+262%), EMC (+160%), and Cisco Systems (+138%). Each of these was among the Portfolio's largest holdings and had a major positive impact on performance.

During the third quarter the Portfolio began purchasing Corning, a largely misunderstood company whose value lies in its fast-growing fiber-optic cable and photonics businesses. Corning is a major supplier to telecom and related equipment companies and is a major beneficiary of the drive to increase bandwidth through optical technology. Since its initial purchase, the stock has almost doubled.

Key technology purchases in 1999 included Motorola, Texas Instruments, and Nextel Communications, all of which contributed positively to the Portfolio's performance.

The equity portion of the Portfolio also benefited from exposure to radio, cable, and media companies that enjoyed increasing revenue and income growth from higher advertising spending and advanced technology. We purchased Omnicom Group, one of the world's largest advertising agencies, for the Portfolio, which stands to benefit in 2000 from advertising spending for the Olympics and the Presidential election. In the utility sector, we purchased AES, one of the world's largest independent power generator, benefiting from energy deregulation and contracts to provide energy at competitive prices.

The price of shares of Genentech, a large biotechnology company, has doubled since our initial purchase for the Portfolio. The company delivered two promising cancer drugs to market and moved several products closer to FDA approval. We also purchased Amgen, one of the world's largest biotech companies, for the Portfolio, as new products due in 2000 moved the company into an accelerating growth phase. While biotech companies soared, traditional drug stocks showed poor performance throughout the year. Wholesale drug distributor Cardinal Health and pharmaceutical companies Eli Lilly, Pfizer, and Schering-Plough, were among the Portfolio's worst performers. We sold the Portfolio's Eli Lilly holdings during the third quarter and the stock continued to decline after the sale. In December, we sold the Portfolio's Pfizer holdings and trimmed all of the Portfolio's health care holdings. We believe election debates on health care issues will make these stocks more controversial in the coming year.

Retailers had varied results, with Home Depot gaining 69% for the year, while Nordstrom failed to realize the earnings promise of a proposed restructuring. We sold the Portfolio's holdings. Consumer staples had a negative impact on the Portfolio's performance, with Kroger and Safeway declining significantly before a negative earnings announcement at Kroger prompted us to sell both supermarket stocks.

While some financial stocks such as Citigroup and American International Group performed well in 1999, we saw rising interest rates as a reason to sell the Portfolio's holdings in Fannie Mae, Southtrust, and Conseco early in the year. We also sold Freddie Mac in the third quarter and Associates First Capital in the fourth. Although some of these sales were at a loss for the year, the proceeds were used to purchase more productive assets, so we believe they were beneficial for the Portfolio.

BOND STRATEGIES AND RESULTS
Federal Reserve action had a major influence on the income portion of the Portfolio. With 30-year Treasury yields rising less than 2-year Treasuries, the yield curve flattened, allowing the Portfolio to greatly benefit from a defensive duration position and concentration in specific parts of the yield curve.

With a continuing budget surplus allowing the government to pay down Treasury debt, 30-year Treasuries became increasingly scarce -- and hence, increasingly valuable -- relative to 5-year and 10-year Treasuries. The Portfolio's 30-year Treasury position was further enhanced later in the year by increasing demand among investors seeking a measure of Y2K protection and liquidity.

SECTOR-BY-SECTOR RESULTS
During the first quarter of 1999, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities all performed well as yield spreads relative to Treasuries tightened. As interest rates rose during the second quarter, however, mortgage-backed securities tended to extend maturities, creating unfavorable risk profiles. To help manage this concern and reduce credit risk, the Portfolio favored AAA-rated(3) commercial mortgages and U.S. Treasury securities, which provided attractive relative returns in the second quarter of 1999. The decision to underweight agency mortgage-backed securities detracted from the Portfolio's relative performance in the second half of the year, however, as a change in Federal Reserve repurchase guidelines caused spreads to tighten dramatically. Overall, the Portfolio reduced its commitment to mortgage-backed securities over the course of the year.

Early in 1999, spreads tightened substantially among higher-quality corporate credits, liquid newer issues, and bonds in less economically sensitive sectors. The Portfolio's overweighted position in corporate bonds during this period proved beneficial for performance. In late spring, we anticipated that spreads would widen and reduced the Portfolio's corporate bond exposure. As Federal Reserve tightening and many investors Y2K fears of oversupply enveloped the market, spreads widened in the fall benefiting the Portfolio. The Portfolio is currently positioned with a neutral corporate bond position relative to the overall bond market.

LOOKING AHEAD
We continue to have a positive outlook for stocks in 2000, with technology, media, and telecommunications continuing to show favorable fundamentals, even at high valuations. We have shifted our health care focus more towards biotechnology companies with strong product lines. We continue to underweight financials as we anticipate more rate hikes by the Federal Reserve in early 2000.

If the Federal Reserve acts as we anticipate, it may result in a slightly flatter yield curve. As 2000 unfolds, we believe commercial mortgage-backed securities and asset-backed securities will outperform agency mortgage-backed issues, and we have positioned the Portfolio accordingly.

Whatever the economy or the markets may bring, the Portfolio will continue to seek to realize current income consistent with reasonable opportunity for future growth of capital and income.

Rudolph C. Carryl
Edmund C. Spelman
Edward Munshower
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP TOTAL RETURN PORTFOLIO
                          ON 1/29/93 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(4)
[LINE CHART]

                                                 TOTAL RETURN PORTFOLIO            S&P 500(R)             CONSUMER PRICE INDEX
                                                 ----------------------            ----------             --------------------
1/29/93                                                 10000.00                    10000.00                    10000.00
1993                                                    11504.00                    11007.00                    10275.00
1994                                                    11045.00                    11149.00                    10549.30
1995                                                    14174.00                    15338.80                    10785.60
1996                                                    15886.30                    18857.50                    11142.60
1997                                                    18712.00                    25148.00                    11332.00
1998                                                    23789.00                    32336.00                    11515.00
1999                                                    27838.00                    39139.00                    11823.00

One Year: 17.02%       Five Years: 20.31%    Since Inception: 15.94%   (1/29/93)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) Currently, debt rated AAA has the highest rating assigned by Standard & Poor's, and according to Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. These ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the stability or safety of the Portfolio.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP VALUE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In 1999, the equity markets posted results of historic proportions. The S&P 500(R) Index(1) recorded its fifth straight year of 20% or better returns, and the NASDAQ Composite Index(2) recorded a gain of 85.59% -- the largest single-year gain for any U.S. stock index on record. Technology issues led these market advances, with Internet stocks and initial public offerings (IPOs) capturing a great deal of investor and media attention.

As in previous years, however, much of the market's performance resulted from a narrow group of stocks. The top ten performing stocks in the S&P 500(R) accounted for about 65% of the total return of the Index for the year -- and eight of those ten companies were technology related. Throughout most of the year, the market's focus was clearly not on traditional value sectors, with value stocks underperforming growth issues at all capitalization levels. Financial and health care companies, which were market leaders in 1998, underperformed the market in 1999. While value stocks provided respectable returns in historical perspective, they could not keep pace with the torrid advances in major technology-dominated indices.

PERFORMANCE REVIEW
For the year ended December 31, 1999, the MainStay VP Value Portfolio returned 8.80%. The Portfolio underperformed the 14.64% return of the average Lipper(3)Variable Products Growth and Income Portfolio and the 21.04% return of the S&P 500(R) Index. It outperformed the 7.35% return of the Russell 1000(R) Value Index.(4)

BASIC MATERIALS, CAPITAL GOODS, AND TECHNOLOGY
During 1999, the Portfolio's best-performing sectors were basic materials, capital goods, technology and energy -- all of which the Portfolio overweighted versus the Russell 1000(R) Value Index. Among basic materials stocks, Georgia-Pacific (+75%), a pulp, paper, and building supplies producer, benefited from a good pricing environment and a strong housing market. Smurfit-Stone Container (+55%) benefited from pricing improvements as global economies strengthened. Reynolds Metals (+49%), a major aluminum producer, not only benefited from better industry fundamentals, but agreed to be acquired by Alcoa, one of the world's largest aluminum producers. On the negative side, IMC Global (-22%) suffered as oversupply in the fertilizer market hurt pricing.

In capital goods, Browning-Ferris, a waste management company, was purchased in August by Allied Waste, providing a 58% return for the period the stock was held in the Portfolio. American Standard (+27%), which manufactures air conditioning systems and plumbing fixtures, also boosted capital goods sector returns. In technology, Adaptec (+184%), continued to strengthen its market position, and Seagate Technology (+59%), a stock we purchased for the Portfolio June through August 1999, benefited from solid demand for disk drives.

Another technology-related stock that performed well for the portfolio was Nippon Telegraph & Telephone (+131%), a Japanese-based telecom company. During the year, we also added Bell Atlantic to the Portfolio, a name that we believed was well positioned to take advantage of global expansion in the telecommunications market.

ENERGY AND UTILITIES
With rising oil prices and improving fundamentals, energy stocks contributed positively to the Portfolio's performance, with Kerr-McGee advancing 69%, Union Pacific Resources Group up 43%, and Unocal gaining 18% for the year. During 1999, the Portfolio took profits in Kerr-McGee, Apache, Ocean Energy, and Santa Fe Snyder, as these stocks reached our price targets, and we used the proceeds to bolster positions in El Paso Energy (natural gas pipelines) and establish positions in Burlington Resources (oil and gas exploration and production) and Sunoco (refining) at what we believed to be attractive prices.

Illinova is a Midwestern utility that agreed to merge with Dynergy in a synergistic transaction. The merger not only added value to the company but also helped boost the stock's price by 46%.

HEALTH CARE
United HealthCare (an HMO), gained 23%. Overall, however, health care was a challenging sector in 1999. We sold the Portfolio's position in Cigna (an HMO) in September, when it was up roughly 10% for the year and used the proceeds to purchase Becton, Dickinson (medical supplies), Health Management Associates (rural hospitals), and Mylan Laboratories (branded and generic drugs) at what we believed were depressed levels. Given the uncertainties facing hospitals and HMOs, we believe repositioning was beneficial for the Portfolio.

CONSUMER SECTORS
Consumer staples and consumer cyclicals were weaker sectors for the Portfolio in 1999. Despite strong consumer spending throughout the year, the market perceived the spending cycle as likely to wind down after record performance. Philip Morris (-55%) was the Portfolio's worst performing stock, suffering from continuing concerns over tobacco litigation. Despite what we viewed as compelling valuations, we sold the Portfolio's entire position at a loss when we saw that ongoing litigation questions were unlikely to be resolved in the foreseeable future. Service Corp. International, a leading funeral service company, also had a negative impact on performance. The Portfolio purchased the stock in April after a substantial price decline. Despite cost-cutting initiatives, however, the stock continued to trend downward, and we sold the Portfolio's entire position in October to cut our losses. We also sold the Portfolio's position in Kmart at a loss for the year, when an expected turnaround in operations failed to materialize.

We also sold the Portfolio's position in Federal-Mogul, an automotive parts supplier, in December, when integration problems from a recent acquisition overshadowed a good automotive production environment. The stock negatively impacted the Portfolio's performance.

On a more positive note, we sold the Portfolio's position in Liz Claiborne (apparel) for a 20% year-to-date gain when the stock reached our price target. We also sold the Portfolio's position in Jones Apparel Group after the company made a potentially dilutive acquisition. Early in the year, we sold the Portfolio's position in Venator Group, which was down roughly 20% for the year, when we realized that a turnaround was far from imminent. New consumer-stock purchases in 1999 included Hasbro (toys), Newell Rubbermaid (housewares), Office Depot (office supplies), and two food manufacturers, Heinz (H.J.) and ConAgra, none of which have had substantial impact on the Portfolio as of year end.

FINANCIAL SECTOR
The Portfolio's financial sector stocks kept pace with its value benchmark in 1999, with Citigroup (diversified financial services) up 70% for the year, and MGIC Investment (mortgage insurance) gaining 51%. The Portfolio took some profits in these names and in Sallie Mae (college loans), as the stocks reached our price targets. The proceeds were used to initiate positions in American General (insurance), Chase Manhattan (global banking), and Fleet Boston Financial (regional banking). We also added to the Portfolio's position in AXA Financial (diversified financial services) at what we believed were attractive price levels.

Early in the year, we sold the Portfolio's position in Chubb (insurance), Bank One and Bank of America (banking), and Countrywide Credit Industries (mortgages), when we anticipated that earnings would falter. The sales were positive on the Portfolio since each of the stocks continued to decline through the remainder of the year. Indeed, we sought ways to reduce the Portfolio's exposure to financial stocks in a rising rate environment. Among the Portfolio's weakest financial holdings were Conseco (insurance and lending) down 41%, Allstate (insurance) down 38%, and Washington Mutual (savings and loan) down 32%. All three of these stocks declined as operating results lagged behind expectations. Finally, Transamerica provided strong performance for the Portfolio, gaining 29% from the beginning of the year through July, when its acquisition by Aegon, a large Dutch insurer, was completed.

SEEKING VALUE IN OTHER SECTORS
During the year, we also purchased Air Products and Chemicals (industrial gas), Ingersoll-Rand (industrial equipment), and Fluor (engineering and construction) for the Portfolio. We believe that these stocks were attractively priced at the time of purchase and that the companies are well positioned in today's expanding global economy.

LOOKING AHEAD
We remain confident and committed to our value approach to investing. As market enthusiasm for technology and emerging growth companies reaches speculative levels, we believe undervalued stocks with catalysts for positive change may provide superior long-term return potential with lower volatility.

A global economic recovery -- with strengthening economies in Asia, Latin America, Europe, and the U.S. -- may have a positive impact on revenues and earnings for many of the Portfolio's largest holdings. We believe double-digit earnings are possible for selected capital good, basic materials, and energy stocks in 2000, and currently intend to remain overweighted in these sectors. Given the potential for continuing rate hikes in the first half of 2000, we are currently underweighting consumer-related and financial companies.

No matter what the economy or the markets may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital growth and income.

Richard A. Rosen
Portfolio Manager
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                          MAINSTAY VP VALUE PORTFOLIO
                          ON 5/1/95 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(5)
[LINE CHART]

                                                     VALUE PORTFOLIO               S&P 500(R)             CONSUMER PRICE INDEX
                                                     ---------------               ----------             --------------------
                                                        10000.00                    10000.00                    10000.00
1995                                                    11676.00                    12179.00                    12102.00
1996                                                    14387.20                    14972.90                    10436.40
1997                                                    17680.00                    19968.00                    10614.00
1998                                                    16948.00                    25675.00                    10785.00
1999                                                    18440.00                    31077.00                    11074.00

             One Year: 8.80%       Since Inception: 13.99% (5/1/95)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) "NASDAQ Composite Index" is an unmanaged index and is considered generally representative of the U.S. small capitalization stock market.
(3) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(4) "Russell 1000(R) Value Index" is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization. Total returns reflect reinvestment of all dividends and capital gains.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Early in the year, investor sentiment shifted from an accommodating/neutral Federal Reserve Bank ("Fed") to a restrictive Federal Reserve Bank. Concerns about the Fed in conjunction with rising oil prices, a robust stock market and the potential for strong economic growth and rising inflation put selling pressure on domestic fixed income assets in 1999. Corporate bonds outperformed U.S. Treasury securities during the year, with lower quality assets outperforming higher quality assets in the investment grade sector. The additional income generated by corporate bonds contributed to the majority of this sector's strong performance relative to U.S. Treasury securities.

PERFORMANCE/MARKET REVIEW
For the year ended December 31, 1999, the MainStay VP Bond Portfolio had a return of -1.53%, outperforming both the average portfolio in its Lipper(1) peer group (Corporate Debt A Rated), which returned -1.96% and the Merrill Lynch Corporate and Government Master Index(2), which returned -2.05%. Market risk was limited by maintaining a relatively neutral duration posture throughout the year. Credit risk was limited by maintaining an average quality of the investments in the Portfolio of at least AA(3) throughout the year.

Expectations of a restrictive Federal Reserve Bank assisted in putting severe pressure on interest rates in 1999. During the course of the year, the Fed tightened rates three times, raising the Federal Funds target to 5.50%. The U.S. bond market experienced a significant trade off in 1999. Most investment grade bond sectors experienced negative returns for the year. The yield on the ten-year U.S. Treasury note increased 179 basis points (1.79%).

PORTFOLIO STRATEGY
The Portfolio continued to maintain a concentration in lower quality investment grade corporate bonds. This asset allocation worked well as these securities outperformed in their sector.

The Portfolio increased its allocation to the mortgage-backed sector significantly during the course of the year. The majority of this asset shift came from the U.S. Treasury sector. We took these actions because of our belief that reduced pre-payments in the mortgage-backed sector associated with rising interest rates, generally result in a strong relative performance versus U.S. Treasuries.

Our adjustments to the Portfolio during the year added some call risk to the Portfolio. However, the Portfolio's overall structure continued to be consistent with our long-term conservative approach to managing the Portfolio. We will continue to monitor the Portfolio and make the necessary adjustments that our interest rate forecast dictates.

LOOKING AHEAD
The prospect of a restrictive Federal Reserve Bank should continue to put upward pressure on U.S. Treasury yields. Lower quality assets should outperform as investors' risk tolerance increases with fading Y2K, liquidity and supply concerns. We believe asset allocation trades precipitated by volatility in the stock market will continue to have a powerful effect on interest rates.

Albert R. Corapi, Jr.
Celia M. Holtzberg
Portfolio Managers
Madison Square Advisors LLC

                            $10,000 INVESTED IN THE
                           MAINSTAY VP BOND PORTFOLIO
                   ON 1/23/84 VS MERRILL LYNCH CORPORATE AND
            GOVERNMENT MASTER INDEX AND THE CONSUMER PRICE INDEX(4)
[LINE CHART]

                                                     BOND PORTFOLIO          MERRILL LYNCH CORPORATE      CONSUMER PRICE INDEX
                                                     --------------           AND GOVERNMENT MASTER       --------------------
                                                                                      INDEX
                                                                             -----------------------
1/23/84                                                 10000.00                    10000.00                    10000.00
1984                                                    11028.00                    11422.00                    10365.00
1985                                                    13370.40                    13583.00                    10758.90
1986                                                    15532.30                    15706.10                    10877.20
1987                                                    17637.00                    16035.90                    11359.10
1988                                                    17390.00                    17273.90                    11861.10
1989                                                    19396.90                    19714.70                    12412.70
1990                                                    20948.60                    21388.40                    13171.10
1991                                                    24390.50                    24787.10                    13574.10
1992                                                    26373.40                    26690.70                    13967.80
1993                                                    29380.00                    29642.70                    14351.90
1994                                                    28384.00                    28673.40                    14735.10
1995                                                    33581.10                    34138.50                    15065.20
1996                                                    34269.50                    35132.00                    15563.80
1997                                                    37576.50                    38567.90                    15828.40
1998                                                    42243.00                    41004.00                    16083.00
1999                                                    40376.00                    41377.00                    16514.00

One Year: -1.53%       Five Years: 7.30%       Ten Years: 7.60%     Since Inception: 9.26% (1/23/84)

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Merrill Lynch Corporate and Government Master Index is an unmanaged index consisting of issues of the U.S. Government and agencies as well as investment-grade corporate securities. Results assume the reinvestment of all income and capital gains distributions.
(3) Debt rated AA by Standard & Poor's differs from the highest rated issues only in small degree.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP GROWTH EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. equity market experienced its fifth consecutive year of double-digit returns in 1999. Strong domestic economic growth and impressive corporate earnings gains combined with modest inflation to positively influence the market, sending equity valuations to historically high levels, despite rising interest rates.

In retrospect, we believe that 1999 will be remembered as a year in which momentum investing generated superior returns. Investors continued to pay increasingly higher prices for future earnings growth potential, while virtually ignoring many relatively cheaper stocks with more predictable earnings trends. This environment created a favorable backdrop for new equity issues, the majority of which came from the technology and Internet-related sectors. These new issues received a good deal of media attention, as investors placed extreme valuations on a small number of stocks with limited operating history.

Favorable supply/demand dynamics also became a dominant influence in 1999, benefiting the U.S. equity market overall. Demand was bolstered by the continued growth of U.S. equity mutual funds and from inflows of foreign money due to the strength of the U.S. dollar. At the same time, supply contracted with a level of merger and acquisition activity in 1999 that surpassed the previous year's record pace.

PORTFOLIO REVIEW
For the twelve months ended December 31, 1999, the MainStay VP Growth Equity Portfolio returned 29.96%. The Portfolio outperformed the S&P 500(R) Index(1) return of 21.04% for the same period but underperformed the average Lipper(2) Variable Products Growth Portfolio, which returned 31.47% during the same period.

Our ability to reposition the Portfolio's blend of value and growth stocks and shift the Portfolio's style emphasis during the year had a positive impact on the Portfolio's performance while helping us manage volatility.

STRATEGIC STYLE AND SECTOR ALLOCATION
The Portfolio entered 1999 with a strong growth bias. Early in March, however, we began moving into some value-oriented stocks, as corporate earnings started to come in ahead of expectations. The market maintained its value bias through mid-June, when growth stocks, led by technology issues, reestablished their market leadership. We moved the Portfolio's holdings back toward more growth-oriented equities as soon as it became apparent that the market's move into traditional value stocks was going to be short-lived, despite continued strong earnings growth. Although value stocks have historically outperformed when earnings are accelerating, we believed that the underlying growth trend in the technology sector would enable that group to outpace traditional value stocks in this cycle.

Given this view, we moderately overweighted the Portfolio in technology, the market's best performing sector, through most of the year. Although Internet stocks gathered most of the headlines in 1999, the Portfolio profited by investing primarily in Internet-infrastructure companies, enabling the growth of this medium. We also added to the Portfolio's positions in the semiconductor industry, where we saw favorable supply/demand dynamics that we believe may remain in place throughout the year 2000.

One of the Portfolio's best-performing holdings was Nortel Networks (+304%), a telecommunications equipment manufacturer that benefited from its ability to offer integrated network solutions spanning data and telephony. Another strong performer for the Portfolio was Sun Microsystems (+261%), a leading network integration company that has been a major beneficiary of the ongoing growth in servers. Texas Instruments (+126%) is a leading semiconductor manufacturer that capitalized on the growth in digitalization. Finally, two companies that we highlighted last year, EMC (+157%), the dominant provider of memory storage for computers, and Cisco Systems (+130%), the preeminent provider of networking and communications equipment, were once again among the Portfolio's strongest performers in 1999.

The Portfolio's most significant purchase during the year was Cendant, a franchiser and direct marketer. We bought the stock based upon the company's attractive relative valuation and our expectation that the company's well-publicized shareholder lawsuit would be favorably resolved. The Portfolio was rewarded with a 34% return from the stock, as the lawsuit ended positively for the company and Liberty Media made a $400 million investment in Cendant.

Perhaps the worst performers in the Portfolio were Kroger and Safeway, two of the nation's largest supermarket operators, which suffered as investors turned their attention to faster-growing industries. We sold the Portfolio's position in Safeway in November. We continue to hold Kroger, believing that the market has undervalued its future earnings growth potential. Impacted by rising interest rates, Freddie Mac, the government sponsored mortgage provider, was another poor performer, despite strong earnings performance. Our most significant sale of the year was Iridium World Communications, a satellite phone provider. Having sold the position in February at about $25 per share, the prudence of our action was proven when the company filed for bankruptcy later in 1999, rendering its stock virtually worthless.

LOOKING AHEAD
We maintain a positive outlook for the year 2000. At the same time, however, we believe that U.S. equity market performance will likely be more moderate than in the last few years. First, although inflation at the consumer level has remained modest throughout the current economic expansion, any Federal Reserve action may impact the market. Second, while we continue to believe in the role of technology and the Internet over the long term, we are concerned about the valuation parameters attached to many of these stocks. Eventually, these companies will have to be evaluated for their real earnings and profitability and not solely on potential revenue growth. We intend to seek companies that are early adapters of technology in all sectors, as we believe they will be the greatest beneficiaries of the information revolution. We also plan to remain attentive to valuations as we search for attractive growth stocks trading at discounts to their true potential. No matter where the markets may move, the Portfolio will continue to seek long-term growth of capital, with income as a secondary consideration.

James Agostisi
Patricia S. Rossi
Portfolio Managers
Madison Square Advisors LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP GROWTH EQUITY PORTFOLIO
                          ON 1/23/84 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                 GROWTH EQUITY PORTFOLIO           S&P 500(R)             CONSUMER PRICE INDEX
                                                 -----------------------           ----------             --------------------
1/23/84                                                 10000.00                    10000.00                    10000.00
1984                                                     9824.00                    10755.00                    10365.00
1985                                                    12162.10                    14199.80                    10758.90
1986                                                    12648.60                    16833.90                    10877.20
1987                                                    13035.60                    17712.60                    11359.10
1988                                                    14791.50                    20691.90                    11861.10
1989                                                    18632.90                    27216.00                    12421.70
1990                                                    17535.40                    26350.60                    13171.10
1991                                                    23472.90                    34405.90                    13574.10
1992                                                    26423.50                    37051.80                    13967.80
1993                                                    30046.10                    40753.20                    14351.90
1994                                                    30406.70                    41278.90                    14735.10
1995                                                    39273.30                    56791.50                    15065.20
1996                                                    48895.20                    69829.60                    15563.80
1997                                                    61975.00                    93111.00                    15828.00
1998                                                    78454.00                   119723.00                    16083.00
1999                                                   101959.00                   144912.00                    16514.00

One Year: 29.96%    Five Years: 27.38%    Ten Years: 18.53%    Since Inception: 15.68% (1/23/84)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP INDEXED EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In 1999, the S&P 500(R) Index(1) appreciated more than 20% for a record fifth consecutive year. Once again, large-capitalization growth-oriented stocks outperformed their value counterparts during most of the year.

The S&P 500(R) Index was bolstered by a fourth-quarter rally driven by the technology sector. In fact, the real division in the market during 1999 was not based on investment style but rather whether stocks were tied to the "new economy" with close relations to technology. For example, technology stocks such as QUALCOMM, Sprint PCS, and Nextel Communications at least tripled in value, while traditional blue chip bellweathers such as Coca-Cola, Gillette, Ford Motor, and Merck each posted losses for the year. Interestingly, the number of S&P 500(R) Index stocks that declined in value in 1999 exceeded the number that appreciated, rendering performance in the U.S. stock market very narrow indeed.

Two other factors that impacted the market in 1999 were tame inflation and strong corporate earnings, which combined to create an aptly named "Goldilocks" economy. In this environment, the stock market became rather reactive to the actions of the Federal Reserve Board. The Federal Reserve's three interest rate cuts in the fall of 1998 set the stage for the market's strong performance in the first half of 1999. By late spring, however, Federal Reserve Chairman Alan Greenspan began expressing concern that economic growth was perhaps too strong and that inflationary pressures may not be far behind. Seeking to keep inflation in check, the Federal Reserve raised the targeted federal funds rate by 0.25% once on June 30 and again on August 24, 1999. The stock market quickly gave back some of its gains from the prior six months. The trend again reversed itself in October with the release of lower-than-expected Consumer Price Index(2) and Gross Domestic Product statistics. With the threat of inflationary pressure apparently diminishing, even a third Federal Reserve tightening on November 16, 1999, couldn't prevent the market from surging almost 15% in the final three months of the year.

PERFORMANCE REVIEW
For the twelve months ended December 31, 1999, the MainStay VP Indexed Equity Portfolio returned 20.70%. For the same period, the Portfolio slightly outperformed the average Lipper(3) Variable Products S&P 500(R) Index Objective Portfolio, which returned 20.48%, and slightly underperformed the S&P 500(R) Index, which returned 21.04%. Investors should anticipate a slight lag, since the Portfolio incurs real-world expenses that a hypothetical investment in an index does not.

KEY SECTORS AND SECURITIES
Technology dominated S&P 500(R) Index performance by virtually any measure. Within the technology sector, the highest returns came from electronic instruments, communications equipment, semiconductors, and computer software. QUALCOMM, a high-speed communications equipment provider, topped the list of high flyers in 1999, up more than 2,600% over the course of the year. Still, QUALCOMM added just 0.68% to the S&P 500(R) Index return, since it first joined the Index in July 1999. Three other communications-related companies were among the Index's top-performing stocks: Sprint PCS (+343.24%), Nextel Communications (+336.51%), and Nortel Networks (+304.00%). A chip maker, LSI Logic (+318.60%), rounded out the top five. The metals industry, in the midst of rapid consolidation, also did well in 1999, especially aluminum and miscellaneous metals. Based on their Index weightings, the individual securities with the greatest impact on the S&P 500's performance included Microsoft (+68.36%), Cisco Systems (+130.84%), General Electric (+51.72%), Wal-Mart Stores (+69.76%), and Oracle (+289.78%).

At the other end of the spectrum, pollution control, a rather small S&P 500(R) Index component, was the worst-performing sector in 1999, with a loss of 55.67%. Tobacco, down 54.24%, suffered from ongoing litigation and the threat of new taxes. Philip Morris, in particular, was one of the Index's worst performers, returning -57.01%. Makers of office equipment (-50.87%), operators of retail stores (-42.12%), and food distributors (-40.77%), also performed poorly. Based on their Index weightings, pharmaceuticals, especially Pfizer (-22.15%) and Eli Lilly (-25.18%), and regional banks, particularly First Union (-45.84%), had the greatest negative impact on the performance of the Index and the Portfolio. The hardest-hit individual stocks, due primarily to missed earnings, were Service Corp. International (-81.77%), Rite Aid (-77.64%), McKesson HBOC (-71.54%), and HEALTHSOUTH (-65.18%).

The composition of the S&P 500(R) Index itself remained relatively constant through the first six months of 1999, with just a few changes resulting from merger and acquisition activity. As a result of market appreciation, however, the characteristics of the Index changed considerably during the second half of the year. As of December 31, 1999, technology represented more than 25% of the Index, a larger weighting than at any point in the past, paralleling the increasing importance of technology within the global economy. The Index was also more concentrated in large-capitalization names than it was a year ago.

LOOKING AHEAD
The extraordinary performance of U.S. stocks these past several years has left the market at valuation levels never before seen, especially when measured using such traditional yardsticks as price-to-earnings and price-to-book ratios. Some critics view the high valuations like past bubbles that formed and later burst in real estate, biotechnology stocks and Japanese equities. To more optimistic investors, the market has just begun to enter a new era in which technology has rendered traditional valuation measures obsolete.

Of course, as index investors, we do not evaluate or respond to changing economic and market conditions or concern ourselves with market psychology. Whatever the markets or the economy may bring, the Portfolio will continue to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the Standard & Poor's 500 Composite Stock Price Index(R).

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
Monitor Capital Advisors LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP INDEXED EQUITY PORTFOLIO
                          ON 1/29/93 VS S&P 500(R) AND
                            THE CONSUMER PRICE INDEX
[LINE CHART]

                                                INDEXED EQUITY PORTFOLIO           S&P 500(R)             CONSUMER PRICE INDEX
                                                ------------------------           ----------             --------------------
                                                        10000.00                    10000.00                    10000.00
1993                                                    10853.00                    11008.00                    10275.00
1994                                                    10935.50                    11149.00                    10549.30
1995                                                    14969.60                    15338.80                    10785.60
1996                                                    18325.80                    18857.50                    11142.60
1997                                                    24344.00                    25148.00                    11332.00
1998                                                    31280.00                    32336.00                    11515.00
1999                                                    37754.00                    39139.00                    11823.00

One Year: 20.70%       Five Years: 28.12%    Since Inception: 21.15%  (1/29/93)

(1) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Monitor Capital Advisors LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation and Standard & Poor's makes no representation regarding the advisability of purchasing the product. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.
(3) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

Unlike other portfolios that generally seek to beat market averages, often with unpredictable results, index portfolios seek to match the return of their respective indexes.

AMERICAN CENTURY INCOME & GROWTH PORTFOLIO(1)

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
For the year ended December 31, 1999, the American Century Income & Growth Portfolio had a return of 17.59%, lagging the 21.04% return for its benchmark, the S&P 500(R) Index(2), while outdistancing the 9.78% return of the average Lipper(3) Variable Products Equity Income Portfolio.

The Portfolio gained 13.85% in the fourth quarter of 1999, lagging the 14.88% return of the S&P 500(R) Index. For the same period, the Portfolio outperformed the 6.88% return of the average Lipper Variable Products Equity Income Portfolio, ranking the Portfolio in the top quartile of its peers.

For most of the year, growth stocks continued to soundly beat value stocks and led the way to market highs. Overall mid- and small-cap growth stocks outperformed large-cap growth for the year while large-cap value stocks outperformed mid-cap value, which outperformed small-cap value for the year.

The Portfolio has always incorporated both growth and value measures in its stock selection, as it seeks consistent long-term performance. In such a bifurcated market, where growth and value have had such wide performance margins, the Portfolio's exposure to growth aspects of the market has benefited the Portfolio. Such performance is reflected in the top contributing sectors and industries to Portfolio performance for the year.

Stock selection among shares in the technology sector boosted absolute Portfolio performance for the year. The Portfolio's technology weighting was similar to that of the S&P 500(R) Index. The other top contributors to performance by sector were stocks in the telecommunication and financial sectors. Stocks in the electrical equipment industry contributed the most to annual return followed by computer software, computer hardware, and semiconductors.

While most technology and technology-oriented sectors surged in 1999, the financial sector overall performed reasonably well based on prospects for global recovery and agreement in Congress on the financial services industry reform legislation.

An electrical equipment company that develops and manufactures communications technologies and products added value for the year. The company that developed a dominant wireless phone technology, known as CDMA, climbed in price 25-fold for the year, a sign of investor optimism about growth in wireless phone usage.

Broadly, stocks from the consumer (non-cyclical), utility, and healthcare sectors, such as those from the food & beverage, property and casualty, and electrical utility industries, detracted most from annual performance.

As technology stocks set record returns in the year, stocks in the bank and food & beverage industries were virtually shunned by investors. Rising interest rates and pressure on credit card earnings put pressure on the bank group as a whole. The defensive nature of the food group combined with the historically slower growth of the industry caused this industry to be a source of funds as investors fueled the tech stock rally. In addition, rising interest rates hurt utility stocks and warm temperatures continued to pressure the gas and electric utility stocks. Only utility stocks having key telecom assets held their own.

In retrospect, the gap in annual return of the Portfolio versus the S&P 500(R) Index can be explained by the events of the first quarter 1999. In the first quarter, the main reason for the Portfolio's underperformance, compared with the S&P 500(R) Index, was the dominant performance of a small group of high multiple, large-cap growth stocks, many of which are heavily represented in the S&P 500(R) Index. The Portfolio's smaller-cap and value-oriented stocks were a drag on performance relative to the S&P 500(R) Index for the first quarter.

Entering the second quarter of 1999, conclusions drawn from ongoing research efforts resulted in a tightening of sector and industry weightings and an emphasis on individual stock selection within the Portfolio. The investment team intends to continue the industry-neutral approach, using the disciplined stock selection process to identify the most attractive stocks within each industry.

The Portfolio's investment process is made up of two primary steps. The first is stock valuation and ranking (return generation), and the second is portfolio construction (including risk control). Other important steps include stock analysis by the investment team, portfolio optimization, and trading. The portfolio managers are involved throughout the whole investment process.

John Schniedwind
Kurt Borgwardt
Portfolio Managers
American Century Investment Management, Inc.

                            $10,000 INVESTED IN THE
                   AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                          ON 5/1/98 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(4)
[LINE CHART]

                                                 AMERICAN CENTURY INCOME
                                                    & GROWTH PORFOLIO              S&P 500(R)             CONSUMER PRICE INDEX
                                                 -----------------------           ----------             --------------------
5/1/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                10960.00                    11171.00                    10084.00
12/31/99                                                12888.00                    13521.00                    10388.00

            One Year: 17.59%       Since Inception: 16.40% (5/1/98)

(1) American Century Income & Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. American Century Investment Management, Inc. serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(3) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(4) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

DREYFUS LARGE COMPANY VALUE PORTFOLIO(1)

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the year ended December 31, 1999, mega-cap growth stocks dominated the stock market, that small handful of the largest companies generally selling at extremely high levels of valuation by almost any historic standard. Value stocks enjoyed only a brief period in the sun during mid-April. For the year, value stocks significantly underperformed growth stocks. The Dreyfus Large Company Value Portfolio normally invests at least 65% of its total assets in equity securities of large capitalization domestic and foreign issuers which are characterized as "value" companies. Given that the Portfolio is managed in a disciplined value style and that growth stocks dominated stock market performance during this annual period, the Portfolio significantly underperformed the S&P 500(R) Index(2).

The broad based index for the Portfolio changed about mid-year from the Wilshire Large Company Value Index(3) to the Russell 1000(R) Value Index(4)*. For the twelve month period ended December 31, 1999, the Portfolio returned 6.73% compared to 7.35% for the Russell 1000(R) Value Index, its current broad based index, and 1.71% for the Wilshire Large Company Value Index.

While value stocks underperformed for the year, we believe that investment conditions may be favorable for value stock outperformance going forward. The valuation differences between growth stocks and value stocks are at historic extremes. Timing, however, is always uncertain. Outperformance might occur as it did in April of 1999, manifested by a sudden and severe move into value priced securities, or it could change gradually.

We see value in all economic sectors of the stock market, and continue to manage the Portfolio in a disciplined value style.

Timothy M. Ghriskey
Portfolio Manager
The Dreyfus Corporation

                            $10,000 INVESTED IN THE
                     DREYFUS LARGE COMPANY VALUE PORTFOLIO
                   ON 5/1/98 VS RUSSELL 1000(R) VALUE INDEX,
                       WILSHIRE LARGE COMPANY VALUE INDEX
                        AND THE CONSUMER PRICE INDEX(5)
[LINE CHART]

                                          DREYFUS LARGE                              CONSUMER PRICE INDEX
                                          COMPANY VALUE        THE WILSHIRE LARGE    --------------------   RUSSELL 1000(R) VALUE
                                            PORTFOLIO         COMPANY VALUE INDEX                                   INDEX
                                          -------------       -------------------                           ---------------------
5/1/98                                       10000.00               10000.00               10000.00               10000.00
12/31/98                                     10283.00               10075.00               10084.00               10000.00
12/31/99                                     10975.00                9519.00               10388.00               11043.00

             One Year: 6.73%       Since Inception: 5.73% (5/1/98)

* The change from the Wilshire Large Company Value Index to the Russell 1000(R) Value Index was effected because the composition of the Russell 1000(R) Value Index is a more appropriate comparison for the Portfolio.
(1) Dreyfus Large Company Value Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. The Dreyfus Corporation serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(3) Source: Wilshire Associates: The Wilshire Large Company Value Index is constructed using a blend of price-to-book and forecast price-to-earnings ratios. The largest 750 stocks in the Wilshire 5000 are ranked based on a style score that is 75% price-to-book and 25% forecast price-to-earnings ratio. The universe is divided so that companies that represent half of the total capitalization fall into growth and the remainder are placed into value.

(4) Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO(1)

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
We are pleased to report that 1999 was a phenomenal year for the Eagle Asset Management Growth Equity Portfolio (the "Portfolio"), with the Portfolio returning 65.50% versus a return of 21.04% for the S&P 500(R)(2).

The biggest positive contribution to the Portfolio's performance was our decision early in the year to reduce the Portfolio's overall exposure to retail and financial services stocks and to add to the Portfolio's overall technology and health care weightings. We cut our exposure in retail and financial services from a combined 50% to approximately 10% of the Portfolio, because we felt that advances in e-commerce were putting pressure on the margins of many of the traditional "brick-n-mortar" retail and financial services companies.

We channeled the proceeds from such sales primarily into technology and health care stocks as we increased the combined weighting of these two sectors from 35% to 50% of the Portfolio. We remain very optimistic about the near term and longer term fundamentals for technology and telecommunications stocks, as they continue to excel in anticipation of the ongoing build out of the Internet and the telecom wireless infrastructure. We are also very optimistic about the long-term prospects for the health care sector, which should continue to benefit from the aging of the Baby Boom Generation and their increasing health care needs.

The first quarter of 1999 was excellent for both the U.S. equity markets and the Portfolio, both benefiting from the push toward technology and Internet stocks. The Portfolio was up 10.72% for the quarter, while the S&P 500(R) was up 4.99%. Some of the Portfolio's best performing stocks for the quarter included technology shares such as Microsoft, EMC and Dell Computer. Certain financial stocks such as Citigroup and Morgan Stanley Dean Witter also performed extremely well. The underperformers included health care giant Bristol-Myers Squibb and mortgage-backers Freddie Mac and Fannie Mae.

The Portfolio had a decent second quarter despite the market leadership's apparent rotation out of large-cap growth names and into large-cap value names as a worldwide economic rebound led to fears of rising inflation and interest rates. As a result, large-cap growth stocks with higher price/earnings ratios were hit particularly hard, correcting nearly 15% during a three-week period in April. While this change in leadership hindered the Portfolio's performance early in the quarter, we used the pull back as an opportunity to add to some of our favorite names, including Cisco Systems, America Online and Texas Instruments in technology; Pfizer, Bristol-Myers Squibb and Medtronic in health care; and Charles Schwab and First Data in financial services. The Portfolio was up 3.38% for the second quarter, while the S&P 500(R) was up 7.06% for the same time period.

While a roll over in market leadership was experienced in the second quarter, the tides turned again and large-cap growth and technology stocks reasserted their market leadership in the third quarter. Although the Portfolio experienced a 0.26% dip during the third quarter, it outperformed the S&P 500(R) by more than 5%. Much of the Portfolio's positive performance was the result of technology gains as Dell Computer, Cisco Systems and National Semiconductor all had strong quarters. The financial services, pharmaceutical and consumer non-durable sectors were responsible for much of the Portfolio's negative performance during the third quarter.

The fourth quarter was the strongest quarter yet experienced by the Portfolio as it returned 44.97% for the quarter versus 14.88% for the S&P 500(R). Technology and telecom stocks again led the way, but major positive contributions also came from the Portfolio's consumer discretionary and financial services holdings.

In the technology sector, Portfolio holdings such as Candence Design Systems, Cisco Systems, and Microsoft provided strong positive contributions. Consumer discretionary names such as retailers Home Depot and Wal-Mart Stores, advertising company Omnicom Group and media company Time Warner also excelled during the quarter. Financial services holdings Citigroup, American International Group and American Express -- all of which have significant overseas operations -- rebounded from lows experienced earlier in the year and took advantage of the worldwide economic turnaround that began to accelerate at the end of the year.

One of the worst performing sectors in the Portfolio for the fourth quarter was health care. A number of companies in this sector have been depressed due to uncertainty over the Medicare reimbursement issue. Blue chip companies such as Guidant, Pfizer and Bristol-Myers Squibb all had a negative impact on the Portfolio. One bright spot amid the weakness in the health care sector was Johnson & Johnson.

In 1999, investors' sentiment shifted from worrying about the potential effects of deflation caused by a global economic meltdown to a focus on inflation. The U.S. Federal Reserve raised interest rates three times in 1999 when it appeared that the U.S. economy might overheat due to its torrid pace of growth. We do not believe that inflation will be a major factor in the U.S. economy in the year 2000 as there is still excess manufacturing capacity worldwide and the Internet continues to exert downward pressure on prices. Although short-term issues may create a choppy market, we remain bullish on the intermediate and longer-term fundamentals. Thus, we believe the year 2000 will be another year of the "stock picker" and may benefit the world class, multinational companies that comprise the Portfolio.

Ashi Parikh
Portfolio Manager
Eagle Asset Management, Inc.

                            $10,000 INVESTED IN THE
                 EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO
                          ON 5/1/98 VS S&P 500(R) AND
                          THE CONSUMER PRICE INDEX(3)
[LINE CHART]

                                                 EAGLE ASSET MANAGEMENT
                                                 GROWTH EQUITY PORTFOLIO           S&P 500(R)             CONSUMER PRICE INDEX
                                                 -----------------------           ----------             --------------------
5/1/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                11785.00                    11171.00                    10084.00
12/31/99                                                19504.00                    13521.00                    10388.00

            One Year: 65.50%       Since Inception: 49.14% (5/1/98)

(1) Eagle Asset Management Growth Equity Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Eagle Asset Management, Inc. serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(3) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

LORD ABBETT DEVELOPING GROWTH PORTFOLIO(1)

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

MARKET REVIEW
1999 was an interesting year for the stock markets. Many of the broad indexes (including S&P 500(R)(2) and Russell 2000(R)(3)) posted returns in excess of 20%. However, overall performance of these indices was driven by a relatively narrow group of stocks. Stocks of technology and Internet companies, which were subject to some volatility, influenced performance the most in the small-cap growth sector throughout the year.

PORTFOLIO REVIEW
For the one-year period ending December 31, 1999, the Lord Abbett Developing Growth Portfolio returned 32.19%, exceeding the 21.26% performance of the Russell 2000(R) Index, but lagging behind the 43.09% performance of the Russell 2000(R) Growth Index(4). One reason for the different performances of these two indices is that only a few growth-oriented companies, primarily in the technology sector and with market capitalizations in excess of $1 billion, contributed to the strong performance of the Russell 2000(R) Growth Index.

Careful bottom-up stock selection contributed to the Portfolio's positive return throughout the year. The Portfolio's overall performance was most significantly affected by our overweighting in the technology sector, which benefited from rapid multiple expansion and strong earnings growth. In addition, the Portfolio was overweighted in the retail and leisure industries, where we uncovered several opportunities as a result of our ongoing, proprietary research.

We reduced our exposure to the health care stocks as influence from Washington, D.C. and market speculation regarding possible government intervention, made 1999 a disappointing year for the health care sector. Many information technology (IT) services companies also experienced some difficulty surrounding Y2K spending. In addition, the Portfolio was underweighted in financial services stocks, because we did not believe this area offered the long-term earnings growth potential we sought. With the exception of a resurgence in energy stocks, we saw very few "themes" emerge during the third quarter. Our best investment returns were company-specific rather than sector-wide.

For the remainder of the year, we continued our aggressive pursuit of companies with strong earnings and the potential for outstanding growth. The Portfolio's performance was positively impacted by companies in the technology outsourcing area that focus on helping corporate America implement and operate Internet businesses. Some of the smallest companies we owned posted earnings slightly below expectations, in some cases citing business slowdowns due to anticipated Y2K problems. The technology weighting in the Portfolio expanded solely as a function of the strong performance by companies in the technology universe in recent months.

OUTLOOK
We are encouraged that the economy continues to exhibit steady growth, but remain watchful of consumer debt levels and interest rates, as well as overall consumer confidence. In the new year, we believe that many small companies will experience solid earnings growth. Based on our belief that many small companies currently have attractive fundamentals and offer very good relative value versus large-company stocks, we expect small-cap stocks to deliver good relative performance in the future. The Portfolio management team continues to focus on companies with strong earnings potential and outstanding growth prospects across a diverse group of industries.

Stephen McGruder
Senior Portfolio Manager
Lord, Abbett & Co.

                            $10,000 INVESTED IN THE
                    LORD ABBETT DEVELOPING GROWTH PORTFOLIO
                          ON 5/1/98 VS RUSSELL 2000(R)
                     INDEX AND THE CONSUMER PRICE INDEX(5)
[LINE CHART]

                                                 LORD ABBETT DEVELOPING
                                                    GROWTH PORTFOLIO          RUSSELL 2000(R) INDEX       CONSUMER PRICE INDEX
                                                 ----------------------       ---------------------       --------------------
5/1/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                 9210.00                     8993.00                    10084.00
12/31/99                                                12175.00                    10905.00                    10388.00

            One Year: 32.19%       Since Inception: 12.50% (5/1/98)

(1) Lord Abbett Developing Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Lord, Abbett & Co. serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(3) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(4) Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth values. The Index is unmanaged, does not reflect fees or expenses, and is not available for direct investment.
(5) The Consumer Price Index (CPI) is a commonly used measure of the rate of inflation.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

                                    GLOSSARY

ASSET-BACKED SECURITIES: Securities backed by loan paper, receivables, or an anticipated income stream from the sale of merchandise or services. The securities are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

BASIS POINT: One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.

BOTTOM-UP INVESTING: Security selection based on the specific portfolio fundamental merits of individual issues. The opposite of "top-down" investing, which starts with general economic trends, compares market sectors, and uses relative security values to narrow the range of issues to examine.

BULL MARKET/BEAR MARKET: A bull market occurs when security prices are rising; a bear market occurs when security prices decline. A bullish attitude therefore suggests a positive outlook, while a bearish attitude represents a negative view of the market or the opportunities it may present.

CALL OPTION: A security that gives its holder the right, but not the obligation, to buy 100 shares of common stock at a fixed price (the option's strike price) for a fixed period of time.

CALL RISK: A bondholder's risk that the bond may be redeemed by the issuer prior to maturity.

CAPITALIZATION: The amount of outstanding equity and debt a company has issued. Companies may vary greatly in the amount of equity capital they have raised, and their capitalization may change with new issues or stock repurchases.

COMMERCIAL PAPER: Short-term obligations with maturities ranging from 2 to 270 days issued by banks, corporations, and other borrowers to investors with temporarily idle cash. Such instruments are unsecured and usually discounted, although some are interest-bearing. They can be issued directly -- direct issuers do it that way -- or through brokers equipped to handle the enormous clerical volume involved. Issuers like commercial paper because the maturities are flexible and because the rates are usually marginally lower than bank rates. Investors -- actually lenders, since commercial paper is a form of debt -- like the flexibility and safety of an instrument that is issued only by top-rated concerns and is nearly always backed by bank lines of credit. Both Moody's and Standard & Poor's assign ratings to commercial paper.

COMMODITIES: Bulk goods, such as grains, precious metals, industrial metals, and foods traded on a commodities exchange.

CREDIT RISK: The risk that the issuer of a security may go into bankruptcy or default on payments, causing the investor to lose all or part of the investment.

CYCLICALS (CYCLICAL STOCK): A security or stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.

DURATION: A measure of price sensitivity, which adjusts for the time value of the payments investors will receive and which takes into account interest payments as well as principal payments. Duration is a better gauge of interest-rate sensitivity than average maturity alone.

EARNINGS PER SHARE: The portion of a company's profit allocated to each share of outstanding common stock.

EMERGING MARKETS: Countries with smaller or more recently established capital markets.

FEDERAL RESERVE BOARD: The seven member governing board of the Federal Reserve System, which is the central bank of the United States. The Board sets policies on reserve requirements, bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy and regulates the purchase of securities on margin.

FIRST-TIER/SECOND-TIER: Money market instruments in the highest rating category by two or more major rating agencies are called first-tier or top-tier securities, while securities in the second-highest rating category by two or more major rating agencies are referred to as second-tier securities.

FLOATING RATE NOTE: Debt instrument with a variable interest rate. Interest adjustments are made periodically, often every six months, and are tied to a money-market index such as Treasury bill rates. Floating rate notes usually have a maturity of about five years. They provide holders with protection against rises in interest rates, but pay lower yields than fixed rate notes of the same maturity. Also known as a FLOATER.

GROSS DOMESTIC PRODUCT (GDP): The total value of goods and services produced in the U.S. economy over a particular period of time, usually one year. The GDP growth rate measures strictly domestic output and is a primary indicator of the status of the economy.

GROWTH VERSUS VALUE: Growth investments typically include stocks with rising prices and positive earnings trends. Value investments typically include equities that are currently trading below their fair market value, even if they have the potential to increase in value over time.

HIGH MULTIPLE ISSUES: Represent the highest price-to-earnings companies in the market. They are considered expensive relative to their earnings.

INFLATION/DEFLATION: Inflation is an increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines. Deflation is a reduction in the cost of goods over time. When deflation occurs, the purchasing power of the dollar increases.

LEVERAGED DERIVATIVES: Financial instrument whose value is based on another security, such as an option, and whose purchase has been financed with credit.

LIQUIDITY: Securities are said to be liquid when they can be easily bought or sold in large volume without substantially affecting their price. Some securities, such as private placements or stocks that have few shares outstanding are considered illiquid either because there are few market participants interested in buying or selling the securities or because purchases and sales may cause wide price swings.

MERGERS AND ACQUISITIONS: A merger is a combination of two companies. An acquisition is the purchase of a company, division, or business unit. Companies that engage in mergers and acquisitions often pay shareholders a premium, or an amount over the current share price, to complete the transaction quickly and under favorable terms.

MORTGAGE-BACKED SECURITIES: Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

PREPAYMENT: When mortgage or loan holders repay their obligations before they mature, shortening the stream of interest payments investors receive.

PRICE-TO-BOOK VALUE RATIO: Comparison of a company's market price per share and its book value per share to determine how much above its "real" value the company is selling.

PRICE-TO-EARNINGS RATIO: The price of a stock divided by its earnings per share.

PUT OPTION: A security that gives its holder the right to sell 100 shares of common stock at a fixed price for a fixed period of time.

REAL ESTATE INVESTMENT TRUST (REIT): A publicly traded company that purchases and manages a portfolio of real estate properties for the benefit of shareholders.

RESTRUCTURING: Any action designed to improve the overall financial structure, labor relations, or productivity of a company. Restructuring may include such steps as changing management, investing in new plant and equipment, engaging in mergers and acquisitions, or taking other action to increase output or lower costs.

SPIN-OFF: A form of corporate divestiture that results in a subsidiary or division becoming an independent company.

SPLIT ISSUES (SPLIT-RATED ISSUES): Securities rated top tier by one credit rating agency and second tier by another.

SUPPLY AND DEMAND: In the bond market, supply is influenced by the amount of new securities issued and the amount of bonds investors wish to sell. Demand reflects the amount of bonds investors wish to buy, which may decrease when other markets offer greater opportunities.

In the stock market, an oversupply of a product or service can reduce demand and lower stock prices. When demand increases relative to supply, stock prices may recover.

TIGHTEN/EASE: When the Federal Reserve Board moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive. When it moves to lower rates, it is said to be "easing" or making borrowing more affordable.

TOTAL RETURN: The performance of an investment with all income and capital gains reinvested.

VOLATILITY: Fluctuations in the price of securities or markets, up or down, over a short period of time.

WEIGHTING: The proportion of a portfolio allocated to a specific security, market sector or country, i.e., a portfolio is said to be overweighted in a sector or country when that portion of the portfolio is greater than the sector's general relationship to the market as a whole or the country's total equities relative to the international equity markets as a whole.

YIELD: The income per share (or current value of a security) paid to investors over a specified period of time as a percentage of the cost of the security. Mutual fund yields are expressed as a percentage of the fund's current price per share.

YIELD CURVE: When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

YIELD SPREAD: The difference in yield between securities in different market sectors, such as government and mortgage-backed securities -- or between different securities in a single sector, such as 2- and 30-year Treasuries or PRIME-1 and PRIME-2 rated commercial paper.

Y2K:  A reference to the Year 2000.

                                                   MAINSTAY VP SERIES FUND, INC.

                             OFFICERS AND DIRECTORS
                        Richard M. Kernan, Jr., Chairman,
                          Chief Executive Officer and Director
                        Anne F. Pollack, President,
                          Chief Administrative Officer and Director
                        Michael J. Drabb, Director
                        Jill Feinberg, Director
                        Daniel Herrick, Director
                        Robert D. Rock, Director and Vice President
                        Roman L. Weil, Director
                        John Weisser, Director
                        John A. Flanagan, Treasurer
                        Joseph McBrien, Secretary
                        Richard D. Levy, Controller

                              INVESTMENT ADVISERS
                        MacKay Shields LLC
                        Madison Square Advisors LLC
                        Monitor Capital Advisors LLC
                        New York Life Insurance Company

                                 ADMINISTRATOR
                        New York Life Insurance and Annuity Corporation

                                   CUSTODIANS
                        The Bank of New York
                        The Chase Manhattan Bank, N.A.

                            INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

------------
+ Percentages indicated are based on Portfolio net assets.

                    COMMON STOCKS (96.0%)+
                                    SHARES          VALUE
                                  ------------------------
BANKS (1.8%)
Firstar Corp. ..................      550,800   $   11,635,650
Wells Fargo & Co. ..............      532,700       21,541,056
                                                --------------
                                                    33,176,706
                                                --------------
BIOTECHNOLOGY (1.7%)
Genentech, Inc. (a).............      227,000       30,531,500
                                                --------------
BROADCAST/MEDIA (7.3%)
AMFM Inc. (a)...................      365,200       28,576,900
CBS Corp. (a)...................      299,800       19,168,462
Clear Channel Communications,
 Inc. (a).......................      448,500       40,028,625
Comcast Corp.-Class A...........      492,300       24,891,919
Fox Entertainment Group, Inc.
 Class A (a)....................      300,000        7,481,250
USA Networks Inc. (a)...........      265,000       14,641,250
                                                --------------
                                                   134,788,406
                                                --------------
COMMUNICATIONS--EQUIPMENT
 MANUFACTURERS (7.4%)
Cisco Systems, Inc. (a).........      600,050       64,280,356
JDS Uniphase Corp. (a)..........      104,000       16,776,500
Lucent Technologies Inc. .......      744,400       55,690,425
                                                --------------
                                                   136,747,281
                                                --------------
COMPUTER SOFTWARE & SERVICES
 (10.2%)
America Online, Inc. (a)........      304,300       22,955,631
Compuware Corp. (a).............    1,001,800       37,317,050
Microsoft Corp. (a).............      544,200       63,535,350
Oracle Corp. (a)................      585,400       65,601,388
                                                --------------
                                                   189,409,419
                                                --------------
COMPUTER SYSTEMS (7.1%)
EMC Corp. (a)...................      623,400       68,106,450
Sun Microsystems, Inc. (a)......      821,600       63,622,650
                                                --------------
                                                   131,729,100
                                                --------------
ELECTRIC POWER COMPANIES (1.8%)
AES Corp. (The) (a).............      450,300       33,659,925
                                                --------------
ELECTRICAL EQUIPMENT (2.3%)
General Electric Co. ...........      279,500       43,252,625
                                                --------------
ELECTRONICS--INSTRUMENTATION
 (0.5%)
PE Corp-PE Biosystems Group.....       75,000        9,023,438
                                                --------------
ELECTRONICS--SEMICONDUCTORS
 (6.5%)
Intel Corp. ....................      482,200       39,691,088
Motorola, Inc. .................      240,900       35,472,525
Texas Instruments Inc. .........      461,800       44,736,875
                                                --------------
                                                   119,900,488
                                                --------------

                                    SHARES          VALUE
                                  ------------------------
ENTERTAINMENT (1.9%)
Time Warner Inc. ...............      490,100   $   35,501,619
                                                --------------
FINANCE (2.3%)
Citigroup Inc. .................      774,872       43,053,826
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS
 (0.5%)
Cardinal Health, Inc............      200,450        9,596,544
                                                --------------
HEALTH CARE--DRUGS (2.4%)
Merck & Co., Inc. ..............      248,600       16,671,738
Schering-Plough Corp. ..........      643,600       27,151,875
                                                --------------
                                                    43,823,613
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS
 (2.8%)
Guidant Corp. (a)...............      559,900       26,315,300
Medtronic, Inc. ................      702,400       25,593,700
                                                --------------
                                                    51,909,000
                                                --------------
HEALTH CARE--MISCELLANEOUS
 (2.4%)
Amgen Inc. (a)..................      453,500       27,238,344
Johnson & Johnson...............      190,262       17,718,149
                                                --------------
                                                    44,956,493
                                                --------------
HOTEL/MOTEL (1.3%)
Carnival Corp. .................      489,500       23,404,219
                                                --------------
HOUSEHOLD PRODUCTS (2.3%)
Colgate-Palmolive Co. ..........      650,400       42,276,000
                                                --------------
INSURANCE (2.5%)
American International Group,
 Inc. ..........................      433,228       46,842,777
                                                --------------
INVESTMENT BANK/ BROKERAGE
 (0.8%)
Goldman Sachs Group Inc. .......      150,000       14,128,125
                                                --------------
LEISURE TIME (2.2%)
Harley-Davidson, Inc. ..........      618,500       39,622,656
                                                --------------
MANUFACTURING--DIVERSIFIED
 (6.1%)
Corning Inc. ...................      334,500       43,129,594
Honeywell International,
 Inc. ..........................      484,850       27,969,784
Tyco International Ltd. ........    1,084,000       42,140,500
                                                --------------
                                                   113,239,878
                                                --------------
PERSONAL LOANS (1.4%)
Providian Financial Corp. ......      275,300       25,069,506
                                                --------------
RETAIL (11.1%)
Bed Bath & Beyond Inc. (a)......      521,600       18,125,600
Circuit City Stores-Circuit City
 Group..........................      658,200       29,660,137
CVS Corp. ......................      341,900       13,654,631

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                  COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
RETAIL (Continued)
Dollar General Corp. ...........      734,978   $   16,720,750
Home Depot, Inc. (The)..........      960,450       65,850,853
Kohl's Corp. (a)................      529,000       38,187,188
Staples, Inc. (a)...............    1,102,200       22,870,650
                                                --------------
                                                   205,069,809
                                                --------------
SPECIALIZED SERVICES (3.7%)
Cendant Corp. (a)...............      767,130       20,376,891
IMS Health Inc. ................      743,800       20,222,062
Omnicom Group Inc. .............      281,400       28,140,000
                                                --------------
                                                    68,738,953
                                                --------------
TELECOMMUNICATIONS (3.9%)
Global Crossing Ltd. (a)........      330,600       16,530,000
MCI WorldCom, Inc. (a)..........      866,082       45,956,476
Nextel Communications Inc. Class
 A (a)..........................       97,000       10,003,125
                                                --------------
                                                    72,489,601
                                                --------------
TELEPHONE (1.8%)
ALLTEL Corp. ...................      400,600       33,124,612
                                                --------------
Total Common Stocks
 (Cost $1,036,603,651)..........                 1,775,066,119
                                                --------------
SHORT-TERM INVESTMENTS (4.8%)
                                    PRINCIPAL
                                       AMOUNT
                                  -----------
COMMERCIAL PAPER (3.5%)
American Express Credit Corp.
 6.45%, due 1/5/00..............  $ 6,550,000        6,545,297
Ford Motor Credit Corp.
 4.50%, due 1/10/00.............   10,000,000        9,988,747
 5.68%, due 1/12/00.............   11,840,000       11,819,441
 6.35%, due 1/7/00..............    6,020,000        6,013,611
General Electric Capital Corp.
 5.25%, due 1/25/00.............   10,000,000        9,964,990
 6.60%, due 1/13/00.............   10,000,000        9,977,980

                                   PRINCIPAL
                                    AMOUNT          VALUE
                                  ------------------------
COMMERCIAL PAPER (Continued)
Merrill Lynch & Co.
 5.80%, due 1/19/00.............  $10,000,000   $    9,970,986
                                                --------------
Total Commercial Paper
 (Cost $64,281,052).............                    64,281,052
                                                --------------

                                    SHARES
                                  -----------
INVESTMENT COMPANY (1.3%)
Merrill Lynch Premier
 Institutional Fund.............   23,551,680       23,551,680
                                                --------------
Total Investment Company
 (Cost $23,551,680).............                    23,551,680
                                                --------------
Total Short-Term Investments
 (Cost $87,832,732).............                    87,832,732
                                                --------------
Total Investments
 (Cost $1,124,436,383) (b)......        100.8%   1,862,898,851(c)
Liabilities in Excess of Cash
 and Other Assets...............         (0.8)     (14,384,876)
                                   ----------      -----------
Net Assets......................        100.0%  $1,848,513,975
                                   ----------      -----------
                                   ----------      -----------

------------
(a) Non-income producing security.
(b) The cost stated also represents the aggregate cost for Federal income tax purposes.
(c) At December 31, 1999 net unrealized appreciation was $738,462,468, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $751,933,279 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,470,811.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $1,124,436,383).....   $1,862,898,851
Cash...................................           41,510
Receivables:
  Investment securities sold...........        6,877,467
  Fund shares sold.....................        5,281,989
  Dividends............................          633,180
                                          --------------
        Total assets...................    1,875,732,997
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......       25,461,916
  Fund shares redeemed.................          684,906
  Adviser..............................          533,859
  Administrator........................          296,588
  Custodian............................           29,871
  Directors............................            1,289
Accrued expenses.......................          210,593
                                          --------------
        Total liabilities..............       27,219,022
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,848,513,975
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 50 million shares
  authorized...........................   $      499,891
Additional paid-in capital.............    1,015,531,594
Accumulated undistributed net realized
  gain on investments..................       94,020,022
Net unrealized appreciation
  on investments.......................      738,462,468
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,848,513,975
                                          ==============
Shares of capital stock outstanding....       49,989,120
                                          ==============
Net asset value per share
  outstanding..........................   $        36.98
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends............................   $    5,903,094
  Interest.............................        2,507,496
                                          --------------
        Total income...................        8,410,590
                                          --------------
Expenses:
  Advisory.............................        5,271,133
  Administration.......................        2,928,407
  Shareholder communication............          544,053
  Custodian............................          121,999
  Professional.........................          104,168
  Directors............................           59,853
  Miscellaneous........................           53,517
                                          --------------
        Total expenses.................        9,083,130
                                          --------------
Net investment loss....................         (672,540)
                                          --------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on investments.......      162,072,973
Net change in unrealized appreciation
  on investments.......................      198,709,054
                                          --------------
Net realized and unrealized gain
  on investments.......................      360,782,027
                                          --------------
Net increase in net assets resulting
  from operations......................   $  360,109,487
                                          ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                   1999             1998
                                                              ----------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income (loss)..............................  $     (672,540)  $    1,057,695
  Net realized gain on investments..........................     162,072,973       10,978,637
  Net change in unrealized appreciation on investments......     198,709,054      308,212,084
                                                              --------------   --------------
  Net increase in net assets resulting from operations......     360,109,487      320,248,416
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................              --       (1,091,415)
  From net realized gain on investments.....................     (67,701,570)     (11,013,862)
  In excess of net realized gain on investments.............              --         (351,381)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......     (67,701,570)     (12,456,658)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     522,943,112      246,918,825
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      67,701,570       12,456,658
                                                              --------------   --------------
                                                                 590,644,682      259,375,483
  Cost of shares redeemed...................................    (271,402,974)     (93,381,647)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................     319,241,708      165,993,836
                                                              --------------   --------------
Net increase in net assets..................................     611,649,625      473,785,594
NET ASSETS:
Beginning of year...........................................   1,236,864,350      763,078,756
                                                              --------------   --------------
End of year.................................................  $1,848,513,975   $1,236,864,350
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                       YEAR ENDED DECEMBER 31
                                                  1999           1998           1997           1996           1995
                                              ------------------------------------------------------------------------
Net asset value at beginning of year........  $      30.61   $      22.39   $      18.39   $      15.49   $      11.45
                                              ------------   ------------   ------------   ------------   ------------
Net investment income (loss)................         (0.02)(a)       0.03           0.00(b)        0.01           0.06
Net realized and unrealized gain on
  investments...............................          7.79           8.51           4.31           2.90           4.04
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations............          7.77           8.54           4.31           2.91           4.10
                                              ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income................            --          (0.03)         (0.00)(b)      (0.01)         (0.06)
  From net realized gain
    on investments..........................         (1.40)         (0.29)         (0.31)            --             --
                                              ------------   ------------   ------------   ------------   ------------
Total dividends and distributions...........         (1.40)         (0.32)         (0.31)         (0.01)         (0.06)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value at end of year..............  $      36.98   $      30.61   $      22.39   $      18.39   $      15.49
                                              ============   ============   ============   ============   ============
Total investment return.....................         25.41%         38.14%         23.49%         18.75%         35.78%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income (loss)..............         (0.05%)         0.11%          0.00%(c)       0.09%          0.57%
  Net expenses..............................          0.62%          0.64%          0.65%          0.73%          0.73%
  Expenses (before reimbursement)...........          0.62%          0.64%          0.65%          0.75%          0.90%
Portfolio turnover rate.....................            37%            27%            34%            16%            35%
Net assets at end of year (in 000's)........  $  1,848,514   $  1,236,864   $    763,079   $    503,622   $    244,536

------------
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Less than one-hundredth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

------------
+ Percentages indicated are based on Portfolio net assets.

SHORT-TERM
INVESTMENTS (103.1%)+
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
ASSET-BACKED SECURITIES (5.1%)
AT&T Corp.
 6.14%, due 7/13/00 (a)(b)(c).....  $4,000,000   $  3,999,797
 6.18%, due 8/7/00 (a)(b)(c)......   3,000,000      2,999,364
New Holland Equipment
 Recreation Trust
 6.15%, due 11/15/00 (a)(c).......   3,188,510      3,188,510
Riverwoods Funding Corp.
 6.00%, due 2/11/00...............   3,000,000      2,979,500
 6.03%, due 1/26/00...............   3,000,000      2,987,437
 6.08%, due 1/13/00...............   3,000,000      2,993,920
SBC Communications Inc.
 5.80%, due 3/6/00 (a)............   4,000,000      3,958,111
                                                 ------------
                                                   23,106,639
                                                 ------------
CERTIFICATES OF DEPOSIT (13.2%)
ABN Amro Bank Chicago
 5.50%, due 6/5/00 (c)............   2,000,000      1,999,590
Bank of North America
 6.17%, due 12/6/00 (b)(c)........   4,000,000      4,005,369
Bayerische Hypo Vereinbank New
 York
 6.38%, due 5/15/00 (b)(c)........   4,000,000      3,998,610
Bayerische Landesbank New York
 5.12%, due 3/21/00 (c)...........   2,000,000      1,999,074
Commerzbank AG New York
 5.01%, due 1/10/00 (c)...........   2,000,000      1,999,995
 5.09%, due 2/16/00 (c)...........   2,000,000      1,999,915
 5.16%, due 2/25/00 (c)...........   2,000,000      1,999,879
 6.39%, due 4/10/00 (c)...........   2,000,000      1,999,783
Deutsche Bank New York
 5.02%, due 1/11/00 (c)...........   2,000,000      2,000,021
 5.06%, due 2/8/00 (c)............   2,000,000      1,999,930
 5.25%, due 5/18/00 (c)...........   2,000,000      1,998,639
Lloyds Bank PLC New York
 5.65%, due 7/17/00 (c)...........   3,000,000      2,999,376
Nationsbank North America
 4.99%, due 1/11/00 (c)...........   2,000,000      1,999,995
Rabobank Nederland N.V. New York
 5.29%, due 5/19/00 (c)...........   2,000,000      1,999,597
 5.60%, due 6/14/00 (c)...........   2,000,000      1,999,566
San Paolo New York
 5.90%, due 3/7/00 (c)............   5,000,000      4,998,074
Societe Generale New York
 5.29%, due 3/3/00 (c)............   2,000,000      1,999,771
Svenska Handelsbanken New York
 5.23%, due 3/1/00 (c)............   2,000,000      1,999,810
UBS AG Stamford Connecticut
 5.29%, due 3/1/00 (c)............   2,000,000      1,999,887
 5.34%, due 5/30/00 (c)...........   2,000,000      1,999,605
 6.24%, due 12/6/00 (c)...........   5,000,000      4,999,064
Westdeutsche Landesbank New York
 6.01%, due 6/6/00 (c)............   4,000,000      4,000,000
Wells Fargo Co. Series J
 6.01%, due 3/10/00 (b)(c)........   3,000,000      2,998,768
                                                 ------------
                                                   59,994,318
                                                 ------------

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
INVESTMENTS (103.1%)+
COMMERCIAL PAPER (71.3%)
Abbey National North America
 5.90%, due 1/5/00................  $3,000,000   $  2,998,033
 6.18%, due 1/10/00...............   4,000,000      3,993,820
Alliance & Leicester PLC
 6.03%, due 2/4/00 (a)............   3,000,000      2,982,915
Allianz of America Finance Corp.
 5.80%, due 4/18/00 (a)...........   4,000,000      3,930,400
 5.92%, due 3/7/00 (a)............   4,000,000      3,956,587
American Express Credit Corp.
 4.00%, due 1/3/00................   1,500,000      1,499,667
 5.50%, due 2/18/00...............   4,000,000      3,970,667
 5.80%, due 1/31/00...............   4,000,000      3,980,667
 6.35%, due 1/7/00................   4,000,000      3,995,767
 6.42%, due 1/4/00................   4,000,000      3,997,860
American General Finance Corp.
 5.50%, due 2/9/00................   4,000,000      3,976,167
 5.91%, due 3/13/00...............   4,000,000      3,952,720
 5.97%, due 2/10/00...............   3,000,000      2,980,100
ANZ Delaware Inc.
 6.00%, due 2/3/00................   3,000,000      2,983,500
Associates Corp. of North America
 5.90%, due 4/3/00................   4,000,000      3,939,033
 5.92%, due 3/3/00................   4,000,000      3,959,218
Associates First Capital Corp.
 6.50%, due 2/1/00................   4,000,000      3,977,611
Atlantis One Funding Corp.
 5.97%, due 2/7/00................   4,000,000      3,975,457
 6.06%, due 1/25/00...............   4,000,000      3,983,840
Bayerische Landesbank New York
 6.22%, due 1/5/00................   4,000,000      3,997,236
BellSouth Telecommunications Inc.
 5.80%, due 2/10/00...............   3,200,000      3,179,378
 5.88%, due 2/3/00................   3,000,000      2,983,830
British Telecommunications PLC
 5.70%, due 2/28/00...............   3,000,000      2,972,450
 5.80%, due 1/28/00...............   3,000,000      2,986,950
 5.95%, due 1/20/00...............   3,000,000      2,990,579
Caisse Centrale Desjardins Du
 Quebec
 6.02%, due 1/19/00...............   3,000,000      2,990,970
 6.05%, due 1/18/00...............   3,000,000      2,991,426
Chevron USA Inc.
 5.80%, due 1/28/00...............   4,000,000      3,982,600
 5.90%, due 2/8/00................   4,000,000      3,975,089
Cregem North America Inc.
 5.90%, due 3/1/00................   4,000,000      3,960,667
Deutsche Bank New York
 6.00%, due 2/2/00................   2,100,000      2,088,800
Edison International
 6.25%, due 2/11/00 (a)...........   5,100,000      5,063,698
 6.50%, due 2/4/00 (a)............   4,000,000      3,975,444
Ford Motor Credit Co.
 5.58%, due 2/17/00...............   4,000,000      3,970,860
 6.36%, due 1/13/00...............   4,500,000      4,490,460
 6.38%, due 4/3/00................   4,000,000      3,998,924
Formosa Plastics Corp. USA
 5.95%, due 3/6/00................   3,000,000      2,967,771

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM
INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
COMMERCIAL PAPER (Continued)
Franklin Resources Inc.
 6.04%, due 3/6/00 (a)............  $3,000,000   $  2,967,310
 6.08%, due 3/17/00 (a)...........   4,000,000      3,948,658
General Electric Capital Corp.
 5.25%, due 1/25/00...............   3,000,000      2,989,500
 5.79%, due 3/3/00................   4,000,000      3,960,113
 6.00%, due 2/17/00...............   3,000,000      2,976,500
 6.02%, due 3/31/00...............   3,000,000      2,954,850
Goldman Sachs Group L.P. (The)
 5.92%, due 2/29/00...............   3,000,000      2,970,893
 5.98%, due 2/22/00...............   4,000,000      3,965,449
 6.00%, due 4/7/00................   4,000,000      3,935,333
 6.04%, due 5/19/00...............   4,000,000      3,906,715
IBM Credit Corp.
 5.69%, due 3/20/00...............   3,000,000      2,962,541
International Nederlanden (U.S.)
 Funding Corp.
 5.77%, due 2/4/00................   3,000,000      2,983,652
 5.88%, due 3/24/00...............   3,000,000      2,959,330
Invensys PLC
 6.28%, due 1/24/00...............   4,000,000      3,983,951
KFW International Finance Inc.
 5.83%, due 2/14/00...............   4,000,000      3,971,498
 5.86%, due 2/3/00................   3,400,000      3,381,736
 5.92%, due 3/24/00...............   3,000,000      2,959,053
 6.05%, due 6/12/00...............   4,000,000      3,890,428
Lloyds Banks PLC
 5.75%, due 4/3/00................   4,000,000      3,940,583
Merrill Lynch & Co. Inc.
 5.86%, due 1/31/00...............   4,000,000      3,980,467
 5.86%, due 2/2/00................   4,000,000      3,979,164
 5.90%, due 2/25/00...............   4,000,000      3,963,944
Morgan (J.P.) & Co. Inc.
 5.87%, due 4/14/00...............   3,000,000      2,949,127
 6.00%, due 2/24/00...............   3,000,000      2,973,000
Morgan Stanley Dean Witter & Co.
 4.55%, due 6/7/00 (b)(c).........   8,000,000      8,000,000
 5.43%, due 1/31/00...............   3,000,000      2,986,425
National Rural Utilities
 Cooperative
 Finance Corp.
 5.75%, due 2/18/00...............   3,000,000      2,977,000
 5.87%, due 3/17/00...............   4,000,000      3,950,431
Nationwide Building Society
 5.90%, due 2/7/00................   4,000,000      3,975,744
 6.08%, due 1/6/00................   4,000,000      3,996,622
Pemex Capital Inc.
 6.10%, due 3/23/00...............   4,000,000      3,944,422
Petrobras International Finance
 Co.
 6.07%, due 3/15/00...............   4,000,000      3,950,091
Prudential Funding Corp.
 5.70%, due 1/12/00...............   3,000,000      2,994,775
 5.90%, due 1/27/00...............   3,000,000      2,987,217
 6.00%, due 1/24/00...............   3,000,000      2,988,500
 6.04%, due 1/20/00...............   3,000,000      2,990,437

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
INVESTMENTS (CONTINUED)
COMMERCIAL PAPER (Continued)
Quebec (Province of)
 5.80%, due 5/26/00...............  $4,000,000   $  3,903,478
 5.95%, due 5/26/00...............   4,000,000      3,905,911
Rabobank Netherland N.V.
 5.83%, due 6/8/00................   4,000,000      3,897,003
Receivables Capital Corp.
 5.90%, due 2/15/00...............   3,000,000      2,977,875
 6.01%, due 1/25/00...............   3,000,000      2,987,980
Salomon Smith Barney Holdings Inc.
 5.98%, due 1/19/00...............   4,000,000      3,988,040
 6.00%, due 1/21/00...............   4,000,000      3,990,683
 6.45%, due 1/14/00...............   4,000,000      3,986,667
San Paolo U.S. Financial Co.
 5.85%, due 2/7/00................   4,000,000      3,975,950
 5.86%, due 5/22/00...............   4,000,000      3,907,542
Santander Finance (DE) Inc.
 6.03%, due 1/28/00...............   3,000,000      2,986,444
Transportadora De Gas Del Sur S.A.
 (TGS)
 6.12%, due 3/27/00...............   4,000,000      3,941,520
Unifunding Inc.
 5.92%, due 2/4/00................   4,000,000      3,977,635
Wells Fargo & Co.
 5.92%, due 2/1/00................   3,000,000      2,984,707
 6.00%, due 2/9/00................   4,000,000      3,974,000
 6.02%, due 3/21/00...............   4,000,000      3,946,489
Wood Street Funding Corp.
 6.05%, due 1/14/00 (a)...........   3,000,000      2,993,446
 6.75%, due 1/7/00 (a)............   4,000,000      3,995,500
Xerox Corp.
 5.85%, due 2/14/00...............   4,000,000      3,971,400
                                                 ------------
                                                  332,088,890
                                                 ------------
FEDERAL AGENCIES (4.8%)
Federal Home Loan Mortgage Corp.
 (Discount Note)
 5.56%, due 2/23/00...............   4,000,000      3,967,258
Federal Mortgage Corporation
 (Discount Note)
 5.54%, due 2/15/00 - 2/24/00.....   8,000,000      7,939,060
 5.56%, due 1/10/00...............   3,000,000      2,995,830
Federal National Mortgage
 Association (Discount Note)
 5.53%, due 1/18/00...............   4,000,000      3,989,555
 5.59%, due 1/21/00...............   3,000,000      2,990,683
                                                 ------------
                                                   21,882,386
                                                 ------------
MEDIUM-TERM NOTES (5.5%)
IBM Credit Corp.
 5.898%, due 8/7/00...............   3,000,000      2,999,445
Merrill Lynch & Co. Inc.
 6.47%, due 2/15/00 (b)...........   2,000,000      2,000,784
Morgan (J.P.) & Co. Inc.
 6.42%, due 7/6/00 (b)............   3,000,000      2,998,707
Morgan Stanley Dean Witter & Co.
 6.18%, due 3/10/00 (b)...........   3,000,000      3,000,023

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

SHORT-TERM
INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
MEDIUM-TERM NOTES (Continued)
National Rural Utilities
 Cooperative
 Finance Corp.
 6.18%, due 7/14/00...............  $4,000,000   $  3,998,979
Xerox Corp., Series F
 5.64%, due 7/14/00...............   2,000,000      1,999,534
                                                 ------------
                                                   16,997,472
                                                 ------------
                                      SHARES
                                    ----------
INVESTMENT COMPANY (3.2%)
Merrill Lynch Premier
 Institutional Fund...............  14,518,362     14,518,362
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $468,588,067)
 (d)..............................       103.1%   468,588,067
Liabilities in Excess of
 Cash and Other Assets............        (3.1)   (14,117,837)
                                    ----------   ------------
Net Assets........................       100.0%  $454,470,230
                                    ==========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 1999.
(c) Interest bearing security.
(d) The cost stated also represents the aggregate cost for Federal income tax purposes.

The table below sets forth the diversification of Cash
Management Portfolio investments by industry.
INDUSTRY
DIVERSIFICATION

                               AMORTIZED
                                  COST        PERCENT +
                              -------------------------
Auto Finance................  $ 12,460,244        2.7%
Banks #.....................   140,384,478       30.9
Brokerage...................    60,857,304       13.4
Computer & Office Equipment.     7,961,519        1.8
Conglomerates...............    12,880,963        2.8
Consumer Financial
  Services..................    17,444,627        3.8
Diversified Financial
  Services..................    11,998,979        2.7
Diversified Manufacturing...     3,983,951        0.9
Domestic Oils...............    11,907,780        2.6
Equipment Loans.............     3,188,510        0.7
Federal Agencies............    21,882,386        4.8
Finance.....................    84,402,889       18.6
Foreign Government..........     7,809,389        1.7
Insurance...................    10,908,987        2.4
Investment Company..........    14,518,362        3.2
Special Purpose Finance.....     3,960,667        0.9
Telecommunication
  Services..................    26,070,459        5.7
Utilities...................    15,966,573        3.5
                               -----------    ---------
                               468,588,067      103.1
Liabilities in Excess of
  Cash and Other Assets.....   (14,117,837)      (3.1)
                               -----------    ---------
Net Assets..................  $454,470,230      100.0%
                               -----------    ---------
                               -----------    ---------

------------
+ Percentages indicated are based on Portfolio net assets.
# The Portfolio will invest more than 25% of the market value of its total assets in the securities of banks and bank holding companies, including certificates of deposit, bankers' acceptances and securities guaranteed by banks and bank holding companies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (amortized cost $468,588,067)..........   $468,588,067
Cash.....................................         58,141
Interest receivable......................      2,140,306
Fund shares sold.........................        428,729
                                            ------------
        Total assets.....................    471,215,243
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................     16,510,769
  Adviser................................         96,063
  Administrator..........................         76,850
  Custodian..............................         10,472
  Directors..............................            288
Accrued expenses.........................         50,571
                                            ------------
        Total liabilities................     16,745,013
                                            ------------
Net assets applicable to outstanding
  shares.................................   $454,470,230
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 600 million shares authorized...   $  4,544,743
Additional paid-in capital...............    449,925,517
Accumulated net realized loss on
  investments............................            (30)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $454,470,230
                                            ============
Shares of capital stock outstanding......    454,473,289
                                            ============
Net asset value per share outstanding....   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Interest...............................   $ 17,162,292
                                            ------------
Expenses:
  Advisory...............................        809,273
  Administration.........................        647,418
  Shareholder communication..............        100,025
  Professional...........................         45,631
  Custodian..............................         33,562
  Directors..............................         12,774
  Miscellaneous..........................         14,730
                                            ------------
        Total expenses...................      1,663,413
                                            ------------
Net investment income....................     15,498,879
                                            ------------
REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments.........            (30)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 15,498,849
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999            1998
                                                              --------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  15,498,879   $   9,018,849
  Net realized gain (loss) on investments...................            (30)          2,765
                                                              -------------   -------------
  Net increase in net assets resulting from operations......     15,498,849       9,021,614
                                                              -------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................    (15,498,879)     (9,018,849)
  From net realized gain on investments.....................           (141)         (2,107)
                                                              -------------   -------------
    Total dividends and distributions to shareholders.......    (15,499,020)     (9,020,956)
                                                              -------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................    977,607,004     485,909,046
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     16,403,044       8,752,871
                                                              -------------   -------------
                                                                994,010,048     494,661,917
  Cost of shares redeemed...................................   (771,091,687)   (403,892,045)
                                                              -------------   -------------
  Increase in net assets derived from capital share
    transactions............................................    222,918,361      90,769,872
                                                              -------------   -------------
Net increase in net assets..................................    222,918,190      90,770,530
NET ASSETS:
Beginning of year...........................................    231,552,040     140,781,510
                                                              -------------   -------------
End of year.................................................  $ 454,470,230   $ 231,552,040
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                       YEAR ENDED DECEMBER 31
                                                  1999           1998           1997           1996           1995
                                              -------------------------------------------------------------------
Net asset value at beginning of
  year......................................  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                              ------------   ------------   ------------   ------------   ------------
Net investment income.......................          0.05           0.05           0.05           0.05           0.05
                                              ------------   ------------   ------------   ------------   ------------
Less dividends:
  From net investment income................         (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value at end of year..............  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                              ============   ============   ============   ============   ============
Total investment return.....................          4.84%          5.18%          5.25%          4.95%          5.59%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.....................          4.79%          5.05%          5.13%          4.92%          5.44%
  Net expenses..............................          0.51%          0.54%          0.54%          0.62%          0.62%
  Expenses (before reimbursement)...........          0.51%          0.54%          0.54%          0.64%          0.94%
Net assets at end of year
  (in 000's)................................  $    454,470   $    231,552   $    140,782   $    118,347   $     87,839

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

------------
+ Percentages indicated are based on Portfolio net assets.

CONVERTIBLE SECURITIES (83.1%)+
CONVERTIBLE BONDS (57.1%)
                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     ---------------------
ADVERTISING (0.8%)
Lamar Advertising Co.
 5.25%, due 9/15/06................  $  500,000   $   731,250
                                                  -----------
AUTO PARTS & EQUIPMENT (2.1%)
Mark IV Industries, Inc.
 4.75%, due 11/1/04................   1,100,000       897,875
MascoTech, Inc.
 4.50%, due 12/15/03...............   1,500,000     1,098,750
                                                  -----------
                                                    1,996,625
                                                  -----------
BANKS (1.4%)
European Bank for Reconstruction &
 Development
 0.75%, due 7/2/01 (c).............   1,250,000     1,353,125
                                                  -----------
BIOMEDICAL (1.5%)
Inhale Therapeutic Systems, Inc.
 6.75%, due 10/13/06 (b)...........   1,000,000     1,412,500
                                                  -----------
BROADCAST/MEDIA (6.1%)
CD Radio, Inc.
 8.75%, due 9/29/09................     750,000     1,276,875
Clear Channel Communications, Inc.
 1.50%, due 12/1/02................     300,000       308,250
 2.625%, due 4/1/03................     750,000     1,112,812
News America Holdings, Inc.
 (zero coupon), due 3/11/13 (d)....   1,750,000     1,379,228
Rogers Communications, Inc.
 2.00%, due 11/26/05 (e)...........   2,000,000     1,740,000
                                                  -----------
                                                    5,817,165
                                                  -----------
COMMUNICATIONS--EQUIPMENT (3.3%)
Aspect Communications Corp.
 (zero coupon), due 8/10/18........   4,000,000     1,600,000
Comverse Technology, Inc.
 4.50%, due 7/1/05.................     450,000     1,535,063
                                                  -----------
                                                    3,135,063
                                                  -----------
COMPUTER SOFTWARE & SERVICES (6.9%)
Citrix Systems, Inc.
 (zero coupon), due 3/22/19........   2,000,000     1,775,000
DoubleClick, Inc.
 4.75%, due 3/15/06................     750,000     2,330,625
Network Associates, Inc.
 (zero coupon), due 2/13/18........   5,000,000     1,887,500
Safeguard Scientifics, Inc.
 5.00%, due 6/15/06................     250,000       565,938
                                                  -----------
                                                    6,559,063
                                                  -----------
DRUGS (1.0%)
Roche Holdings, Inc.
 Series DTC
 (zero coupon), due 4/20/10
   (b)(d)..........................   1,500,000       906,570
                                                  -----------

                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     ---------------------
CONVERTIBLE BONDS (57.1%)
ELECTRICAL EQUIPMENT (2.0%)
ASE Test Ltd.
 1.00%, due 7/1/04 (b).............  $1,000,000   $ 1,097,500
Solectron Corp.
 (zero coupon), due 1/27/19........   1,000,000       756,250
                                                  -----------
                                                    1,853,750
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (8.0%)
Adaptec, Inc.
 4.75%, due 2/1/04.................   1,000,000     1,086,250
Conexant Systems, Inc.
 4.25%, due 5/1/06.................     250,000       733,437
Cymer, Inc.
 3.50%, due 8/6/04
 7.25%, beginning 8/5/00...........   1,000,000     1,112,500
Cypress Semiconductor Corp.
 6.00%, due 10/1/02................     500,000       721,875
Intergrated Process Equipment Corp.
 6.25%, due 9/15/04................   1,000,000       721,250
LSI Logic Corp.
 4.25%, due 03/15/04...............     500,000     1,135,625
Photronics, Inc.
 6.00%, due 6/1/04.................   1,000,000     1,167,500
S3, Incorporated
 5.75%, due 10/1/03................   1,000,000       933,750
                                                  -----------
                                                    7,612,187
                                                  -----------
FINANCE (1.5%)
Belgelec Finance S.A.
 1.50%, due 8/4/04.................   E 167,640       165,958
Mannesmann Finance B.V.
 1.00%, due 10/13/04...............   1,000,000     1,227,935
                                                  -----------
                                                    1,393,893
                                                  -----------
FINANCIAL--MISCELLANEOUS (1.0%)
Morgan Stanley Dean Witter & Co.
 (zero coupon), due 10/19/06.......  $  500,000       967,500
                                                  -----------
FINANCIAL SERVICES (2.0%)
Berkshire Hathaway, Inc.
 1.00%, due 12/2/01................     750,000     1,878,750
                                                  -----------
GOLD & PRECIOUS METALS MINING (0.4%)
Coeur d' Alene Mines Corp.
 7.25%, due 10/31/05...............     700,000       385,000
                                                  -----------
INSURANCE--PROPERTY & CASUALTY (1.0%)
Loews Corp.
 3.125%, due 9/15/07...............   1,200,000       978,000
                                                  -----------
INTERNET SOFTWARE & SERVICES (1.3%)
CNET, Inc.
 5.00%, due 3/1/06.................     750,000     1,274,063
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

                CONVERTIBLE BONDS (CONTINUED)
                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     ---------------------
INVESTMENT BANK/BROKERAGE (2.8%)
Merrill Lynch & Co., Inc.
 0.25%, due 5/10/06................  $2,000,000   $ 1,920,000
 1.00%, due 7/20/06................     850,000       773,500
                                                  -----------
                                                    2,693,500
                                                  -----------
OIL & GAS--EXPLORATION & PRODUCTION
 (1.0%)
Devon Energy Corp.
 4.90%, due 8/15/08................   1,000,000       968,750
                                                  -----------
REAL ESTATE (0.1%)
Macerich Co. (The)
 7.25%, due 12/15/02 (c)...........     135,000       112,556
                                                  -----------
RETAIL STORES--SPECIALTY (0.7%)
Office Depot, Inc.
 (zero coupon), due 11/1/08 (d)....   1,000,000       680,000
                                                  -----------
SEMICONDUCTORS (1.3%)
Advanced Energy Industries, Inc.
 5.25%, due 11/15/06...............   1,000,000     1,195,000
                                                  -----------
SPECIALIZED SERVICES (1.1%)
CUC International, Inc.
 3.00%, due 2/15/02................   1,000,000     1,010,000
                                                  -----------
SPECIALTY PRINTING (1.0%)
World Color Press, Inc.
 6.00%, due 10/1/07................     975,000       967,687
                                                  -----------
TELECOMMUNICATION SERVICES (6.6%)
ANTEC Corp.
 4.50%, due 5/15/03................     700,000     1,126,125
EchoStar Communications Corp.
 4.875%, due 1/1/07 (b)............   1,000,000     1,231,250
Fullerton Global Corp.
 (zero coupon), due 4/2/03.........   1,000,000     1,105,000
Global TeleSystems Group, Inc.
 5.75%, due 7/1/10.................   1,150,000     1,543,875
ITC Deltacom, Inc.
 4.50%, due 5/15/06................   1,000,000     1,200,000
                                                  -----------
                                                    6,206,250
                                                  -----------
TELEPHONE (2.2%)
Bell Atlantic Financial Services,
 Inc.
 4.25%, due 9/15/05 (b)............   1,000,000     1,236,250
 5.75%, due 4/1/03.................     850,000       860,625
                                                  -----------
                                                    2,096,875
                                                  -----------
Total Convertible Bonds
 (Cost $47,959,989)................                54,185,122
                                                  -----------

            CONVERTIBLE PREFERRED STOCKS (26.0%)
                                       SHARES        VALUE
                                     ------------------------
AUTO PARTS & EQUIPMENT (1.5%)
Federal Mogul Financing Trust
 7.00%.............................      25,000   $   837,500
Tower Automotive Capital Trust
 6.75%.............................      15,000       566,250
                                                  -----------
                                                    1,403,750
                                                  -----------
BROADCAST/MEDIA (2.7%)
Comcast Corp.
 3.35%.............................      11,000     1,090,375
Entercom Communications Capital
 Trust
 6.25%.............................      18,000     1,460,250
                                                  -----------
                                                    2,550,625
                                                  -----------
CHEMICALS (0.8%)
Hercules Trust II
 6.50% (f).........................       1,000       795,630
                                                  -----------
CONSUMER SERVICES (0.5%)
Carriage Services Capital Trust
 7.00%.............................      15,000       435,000
                                                  -----------
ELECTRIC POWER COMPANIES (1.4%)
Capline Capital Trust
 5.75%.............................      20,000     1,312,500
                                                  -----------
FOOD (2.2%)
Chiquita Brands International, Inc.
 $3.75, Series B...................      11,000       273,625
Suiza Capital Trust II
 5.50%.............................      52,000     1,794,000
                                                  -----------
                                                    2,067,625
                                                  -----------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Owens & Minor Trust I
 5.375%, Series A..................      15,000       472,500
                                                  -----------
INSURANCE (1.5%)
American General Delaware L.L.C.
 6.00%, Series A...................       6,500       611,813
PLC Capital Trust II
 6.50%.............................      15,000       793,125
                                                  -----------
                                                    1,404,938
                                                  -----------
MACHINERY--DIVERSIFIED (1.2%)
Ingersoll-Rand Co.
 6.75%.............................      44,000     1,122,000
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PREFERRED STOCKS (CONTINUED)
                                              SHARES VALUE
                                     ------------------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (2.0%)
Coastal Corp. (The)
 6.625%............................  $   40,000   $   932,500
El Paso Energy Capital Trust I
 4.75%.............................      19,000       957,125
                                                  -----------
                                                    1,889,625
                                                  -----------
OIL & GAS--DRILLING (0.8%)
Weatherford International, Inc.
 5.00%.............................      19,000       762,375
                                                  -----------
OIL & GAS--EXPLORATION & PRODUCTION
 (1.2%)
Apache Corp.
 6.50% (g).........................      25,000       887,500
Unocal Capital Trust
 6.25%.............................       5,000       243,750
                                                  -----------
                                                    1,131,250
                                                  -----------
PAPER & FOREST PRODUCTS (1.1%)
Georgia-Pacific Group
 7.50%.............................      20,000     1,022,500
                                                  -----------
PUBLISHING--NEWSPAPERS (0.4%)
Tribune Co.
 6.25%.............................      23,000       405,375
                                                  -----------
REAL ESTATE (2.7%)
General Growth Properties, Inc.
 7.25% (h)(i)......................      85,000     1,700,000
Glenborough Realty Trust, Inc.
 7.75%, Series A...................      65,000       905,937
                                                  -----------
                                                    2,605,937
                                                  -----------
TELECOMMUNICATION SERVICES (4.9%)
Adelphia Communications Corp.
 5.50%, Series D...................       7,000     1,318,625
Amdocs Automatic Common Exchange
 Security Trust
 6.75%.............................      37,000     1,188,625
DECS Trust V
 7.25%.............................      27,000       776,250
Global TeleSystems Group, Inc.
 7.25% (j).........................       5,000       285,000
Qwest Trends Trust
 5.75% (b).........................      15,000     1,055,625
                                                  -----------
                                                    4,624,125
                                                  -----------

                                       SHARES        VALUE
                                     ------------------------
UTILITY--ELECTRIC (0.6%)
AES Trust III
 6.75%.............................      10,000   $   616,250
                                                  -----------
Total Convertible Preferred Stocks
 (Cost $25,587,288)................                24,622,005
                                                  -----------
Total Convertible Securities
 (Cost $73,547,277)................                78,807,127
                                                  -----------
       COMMON STOCKS (5.8%)

COMPUTERS & OFFICE EQUIPMENT (0.8%)
Trikon Technologies, Inc. (a)......      70,000       743,750
                                                  -----------
COMPUTER SOFTWARE & SERVICES (2.0%)
America Online, Inc. (a)...........       2,000       150,875
Baan Company, N.V. (a).............      25,000       351,563
Intertrust Technologies Corp.
 (a)...............................       5,000       588,125
Manugistics Group, Inc. (a)........      25,000       807,812
                                                  -----------
                                                    1,898,375
                                                  -----------
COMPUTER SYSTEMS (0.8%)
Unisys Corp. (a)...................      25,000       798,437
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (0.4%)
S3, Incorporated (a)...............      35,000       404,688
                                                  -----------
OIL--INTEGRATED DOMESTIC (0.3%)
EOG Resources, Inc.................      13,400       235,337
                                                  -----------
STEEL, ALUMINIUM & OTHER METALS
 (0.5%)
AK Steel Holding Corp..............      25,000       471,875
                                                  -----------
TELECOMMUNICATION SERVICES (1.0%)
Intermedia Communications, Inc.
 (a)...............................      25,000       970,313
                                                  -----------
Total Common Stocks
 (Cost $4,924,184).................                 5,522,775
                                                  -----------
      PREFERRED STOCK (0.2%)

METALS--MINING (0.2%)
Freeport-McMoRan Copper & Gold,
 Inc.
 7.00%, Series Silver (k)(l).......      15,000       188,437
                                                  -----------
Total Preferred Stock
 (Cost $255,750)...................                   188,437
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

            SHORT-TERM
        INVESTMENTS (10.4%)
                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     ------------------------
COMMERCIAL PAPER (6.2%)
American Express Credit Corp.
 6.35%, due 1/6/00.................  $1,165,000   $ 1,163,970
Associates Corp.
 4.00%, due 1/3/00.................     825,000       824,817
Ford Motor Credit Corp.
 5.68%, due 1/12/00................   2,430,000     2,425,780
General Electric Capital Corp.
 5.57%, due 1/11/00................   1,500,000     1,497,678
                                                  -----------
Total Commercial Paper
 (Cost $5,912,245).................                 5,912,245
                                                  -----------
                                       SHARES
                                     ----------
INVESTMENT COMPANY (4.2%)
Merrill Lynch Premier Institutional
 Fund..............................   3,961,324     3,961,324
                                                  -----------
Total Investment Company
 (Cost $3,961,324).................                 3,961,324
                                                  -----------
Total Short-Term Investments
 (Cost $9,873,569).................                 9,873,569
                                                  -----------
Total Investments
 (Cost $88,600,780) (m)............        99.5%   94,391,908(n)
Cash and Other Assets,
 Less Liabilities..................         0.5       441,746
                                     ----------   -----------
Net Assets.........................       100.0%  $94,833,654
                                     ==========   ===========


------------
(a)  Non-income producing securities.
(b)  May be sold to institutional investors only.
(c) Eurobond-bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(d) LYON--Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.
(e)  Yankee bond.
(f) 1,000 CRESTS Units--Convertible Redeemable Equity Structured Trust Security. Each unit consists of 1 preferred stock and 1 warrant to acquire
     23.4192 shares of common stock at $42.70 at a future date.
(g)  Depository Shares--each share represents 0.02 shares of preferred stock.
(h)  PIERS--Preferred Income Equity Redeemable Stock.
(i) Depository Shares--each share represents 0.025 shares of 7.25% Preferred Income Equity Redeemable Stock, Series A.
(j)  Depository Shares--each share represents 0.01 shares of preferred stock.
(k) Depository Shares--each share represents 0.025 shares of silver denominated preferred stock.
(l)  Dividend equals U.S. dollar equivalent of 0.04125 oz. of silver per share.
(m)  The cost for Federal income tax purposes is $88,921,998.
(n) At December 31, 1999 net unrealized appreciation was $5,469,910, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,280,154 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,810,244.
(E)  Security denominated in Euro.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $88,600,780)..........   $ 94,391,908
Cash.....................................        817,007
Receivables:
  Dividends and interest.................        417,724
  Fund shares sold.......................        110,217
                                            ------------
        Total assets.....................     95,736,856
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........        816,500
  Adviser................................         26,934
  Custodian..............................         15,201
  Administrator..........................         14,964
Accrued expenses.........................         29,603
                                            ------------
        Total liabilities................        903,202
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 94,833,654
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $     74,779
Additional paid-in capital...............     83,650,333
Accumulated undistributed net realized
  gain on investments....................      5,317,497
Net unrealized appreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................      5,791,045
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 94,833,654
                                            ============
Shares of capital stock outstanding......      7,477,921
                                            ============
Net asset value per share outstanding....   $      12.68
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Interest...............................   $  2,449,927
  Dividends..............................      1,204,207
                                            ------------
        Total income.....................      3,654,134
                                            ------------
Expenses:
  Advisory...............................        251,961
  Administration.........................        139,979
  Professional...........................         41,172
  Custodian..............................         24,496
  Shareholder communication..............         18,422
  Portfolio pricing......................          3,246
  Directors..............................          2,813
  Miscellaneous..........................         11,830
                                            ------------
        Total expenses...................        493,919
                                            ------------
Net investment income....................      3,160,215
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain on investments.........     14,242,503
Net change in unrealized depreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................      8,272,791
                                            ------------
Net realized and unrealized gain on
  investments............................     22,515,294
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 25,675,509
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:

Operations:
  Net investment income.....................................  $  3,160,215   $  2,646,321
  Net realized gain on investments and translation of other
    assets and liabilities in foreign currencies............    14,242,503        995,633
  Net change in unrealized depreciation on investments......     8,272,791     (2,011,586)
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    25,675,509      1,630,368
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................    (3,154,675)    (2,714,731)
  From net realized gain on investments.....................    (9,351,685)    (1,877,278)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (12,506,360)    (4,592,009)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    17,996,240     21,700,659
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    12,506,360      4,592,009
                                                              ------------   ------------
                                                                30,502,600     26,292,668
  Cost of shares redeemed...................................    (6,548,819)    (5,388,586)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    23,953,781     20,904,082
                                                              ------------   ------------
Net increase in net assets..................................    37,122,930     17,942,441
NET ASSETS:
Beginning of year...........................................    57,710,724     39,768,283
                                                              ------------   ------------
End of year.................................................  $ 94,833,654   $ 57,710,724
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                      OCTOBER 1,
                                                                                                       1996 (a)
                                                                                                       THROUGH
                                                                 YEAR ENDED DECEMBER 31              DECEMBER 31,
                                                          1999             1998           1997           1996
                                                       ----------------------------------------------------------
Net asset value at beginning of period...............  $    10.33       $     10.76   $     10.27    $     10.00
                                                       -----------      -----------   -----------    -----------
Net investment income................................        0.49              0.51          0.44           0.10
Net realized and unrealized gain (loss) on
  investments........................................        3.81             (0.02)         1.12           0.29
                                                       -----------      -----------   -----------    -----------
Total from investment operations.....................        4.30              0.49          1.56           0.39
                                                       -----------      -----------   -----------    -----------
Less dividends and distributions:
  From net investment income.........................       (0.49)            (0.52)        (0.44)         (0.10)
  From net realized gain on investments..............       (1.46)            (0.40)        (0.63)         (0.02)
                                                       -----------      -----------   -----------    -----------
Total dividends and distributions....................       (1.95)            (0.92)        (1.07)         (0.12)
                                                       -----------      -----------   -----------    -----------
Net asset value at end of period.....................  $    12.68       $     10.33   $     10.76    $     10.27
                                                       ===========      ===========   ===========    ===========
Total investment return..............................       41.98%             4.49%        15.43%          3.89%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income..............................        4.52%             5.19%         5.13%          5.14%+
  Net expenses.......................................        0.71%             0.72%         0.73%          0.73%+
  Expenses (before reimbursement)....................        0.71%             0.72%         0.78%          1.46%+
Portfolio turnover rate..............................         264%              209%          217%            15%
Net assets at end of period (in 000's)...............  $   94,834       $    57,711   $    39,768    $    15,464

------------
(a)  Commencement of Operations.
(b) Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

------------
+ Percentages indicated are based on Portfolio net assets.

                  LONG-TERM BONDS (83.8%)+
               ASSET-BACKED SECURITIES (3.2%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AIRPLANE LEASES (1.8%)
AerCo Ltd.
 Series 1X Class A1
 6.6525%, due 7/15/23 (a)(d).....  $   575,000   $    574,322
Aircraft Lease Portfolio
 Securitization Ltd.
 Series 1996-1 Class CX
 6.7875%, due 6/15/06 (a)(d).....    1,698,079      1,664,117
Morgan Stanley Aircraft Finance
 Series 1 Class A1
 6.6725%, due 3/15/23 (d)........      825,000        824,753
                                                 ------------
                                                    3,063,192
                                                 ------------
CONSUMER LOANS (0.0%) (e)
Green Tree Recreational
 Equipment & Consumer Trust
 Series 1996-C Class A1
 6.7025%, due 10/15/17 (d).......       86,223         86,128
                                                 ------------

EQUIPMENT LOANS (1.0%)
Case Equipment Loan Trust
 Series 1999-A Class A4
 5.77%, due 8/15/05..............    1,360,000      1,319,295
Newcourt Equipment Trust
 Securities
 Series 1998-1 Class A3
 5.24%, due 12/20/02 (d).........      410,000        404,887
                                                 ------------
                                                    1,724,182
                                                 ------------
HOME EQUITY LOANS (0.4%)
Saxon Asset Securities Trust
 Series 1997-3 Class AF1
 6.6413%, due 10/25/20 (d).......       26,472         26,466
Southern Pacific Secured Assets
 Corp.
 Series 1997-1 Class A1
 6.6713%, due 4/25/27 (d)........      602,267        600,008
                                                 ------------
                                                      626,474
                                                 ------------
Total Asset-Backed Securities
 (Cost $5,542,203)...............                   5,499,976
                                                 ------------
MORTGAGE-BACKED SECURITIES (10.7%)
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (10.7%)
Asset Securitization Corp.
 Series 1997-MD7 Class A1B
 7.41%, due 1/13/30..............    1,370,000      1,327,544
Commercial Mortgage Asset Trust
 Series 1999-C2 Class A2
 7.546%, due 11/17/32............      975,000        966,293
CS First Boston Mortgage
 Securities Corp.
 Series 1999-C1 Class A2
 7.29%, due 9/15/41..............    1,200,000      1,179,000

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
               ASSET-BACKED SECURITIES (3.2%)
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (Continued)
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............  $ 2,390,000   $  2,229,081
 Series 1996-C1 Class A2A
 6.79%, due 10/15/28.............      777,272        770,968
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2B
 6.86%, due 7/13/30..............      860,000        847,848
Lehman Large Loan
 Series 1997-LL1 Class A1
 6.79%, due 10/12/34.............    2,515,246      2,490,170
Merrill Lynch Mortgage Investors,
 Inc.
 Series 1998-C2 Class A1
 6.22%, due 2/15/30..............    1,770,179      1,710,790
 Series 1995-C2 Class A1
 6.9108%, due 6/15/21 (d)........      375,133        373,490
 Series 1999-C2 Class A1
 7.56%, due 11/15/31 (d).........      975,000        971,841
Nationslink Funding Corp.
 Series 1999-2 Class A2C
 7.229%, due 6/20/31.............      980,000        960,331
PNC Mortgage Acceptance Corp.
 Series 1999-CM1 Class A1B
 7.33%, due 12/10/32.............    1,640,000      1,615,170
Salomon Brothers Mortgage
 Securities VII
 Series 1997-TZH Class A1
 7.15%, due 3/25/22..............    1,318,142      1,305,659
SASCO Floating Rate
 Commercial Mortgage
 Series 1999-C3 Class A
 6.8613%, due 10/21/13 (a)(d)....    1,593,315      1,593,315
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $18,631,907)..............                  18,341,500
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (69.9%)
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (3.2%)
 5.375%, due 3/15/02.............    2,630,000      2,565,775
 5.625%, due 3/15/01.............    3,000,000      2,972,250
                                                 ------------
                                                    5,538,025
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (MORTGAGE PASS-
THROUGH SECURITIES) (21.8%)
 6.50%, due 2/17/15 TBA (b)......  $ 2,400,000   $  2,325,744
 6.50%, due 5/1/13 - 4/1/29
 (c).............................   12,152,054     11,537,814
 7.00%, due 12/1/12 - 11/1/29....    6,114,046      5,936,552
 7.50%, due 10/1/29..............   10,012,768      9,903,229
 7.50%, due 1/19/30 TBA (b)......    7,575,000      7,492,130
                                                 ------------
                                                   37,195,469
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION I (MORTGAGE
 PASS-THROUGH SECURITIES) (2.0%)
 7.00%, due 9/15/28..............    3,531,851      3,411,556
                                                 ------------

UNITED STATES TREASURY BONDS
 (20.0%)
 6.125%, due 8/15/29 (f).........   30,540,000     29,113,171
 8.75%, due 8/15/20 (f)..........    2,455,000      2,974,380
 8.875%, due 8/15/17 (f).........    1,715,000      2,072,732
                                                 ------------
                                                   34,160,283
                                                 ------------
UNITED STATES TREASURY NOTES
 (22.9%)
 5.875%, due 11/30/01 (f)........   36,070,000     35,838,791
 6.00%, due 8/15/09..............    2,400,000      2,325,000
 7.00%, due 7/15/06..............    1,035,000      1,059,840
                                                 ------------
                                                   39,223,631
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $122,427,033).............                 119,528,964
                                                 ------------
Total Long-Term Bonds
 (Cost $146,601,143).............                 143,370,440
                                                 ------------


SHORT-TERM
INVESTMENTS (21.6%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                    -------------------------

FEDERAL AGENCIES (21.6%)
Federal Home Loan Bank
 (Discount Note)
 1.30%, due 1/3/00...............    4,000,000      3,999,711
 4.75%, due 1/12/00..............    4,000,000      3,994,193
 5.73%, due 1/18/00..............    6,290,000      6,272,940
Federal Mortgage Corp.
 (Discount Note)
 5.60%, due 1/19/00..............  $ 6,000,000   $  5,983,137
 5.71%, due 1/13/00..............    5,000,000      4,990,458
Federal National Mortgage
 Association
 (Discount Note)
 3.50%, due 1/5/00...............    3,935,000      3,933,469
 5.64%, due 1/14/00..............    7,695,000      7,679,283
                                                 ------------
Total Short-Term Investments
 (Cost $36,853,191)..............                  36,853,191
                                                 ------------
Total Investments
 (Cost $183,454,334) (g).........        105.4%   180,223,631(h)
Liabilities in Excess of
 Cash and Other Assets...........         (5.4)    (9,168,734)
                                    ----------   ------------
Net Assets.......................        100.0%  $171,054,897
                                    ==========   ============

------------
(a) May be sold to institutional investors only.
(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(c) Segregated or partially segregated as collateral for TBA.
(d) Floating rate. Rate shown is the rate in effect at December 31, 1999.
(e) Less than one tenth of a percent.
(f) Represent securities out on loan or a portion of which is out on loan. (See note 2J)
(g) The cost for Federal income tax purposes is $183,594,814.
(h) At December 31, 1999 net unrealized depreciation was $3,371,183, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $7,906 and aggregate gross unrealized depreciation for all investments on which there was excess of cost over market value of $3,379,089.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $183,454,334).........   $180,223,631
Collateral held for securities loaned, at
  value (Note 2J)........................     45,220,749
Cash.....................................         91,462
Receivables:
  Interest...............................      1,572,310
  Fund shares sold.......................        189,742
                                            ------------
        Total assets.....................    227,297,894
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2J)....................................     45,220,749
Payables:
  Investment securities purchased........     10,906,535
  Adviser................................         43,507
  Administrator..........................         29,004
  Custodian..............................          8,308
  Directors..............................            143
Accrued expenses.........................         34,751
                                            ------------
        Total liabilities................     56,242,997
                                            ------------
Net assets applicable to outstanding
  shares.................................   $171,054,897
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 50 million shares authorized....   $    178,908
Additional paid-in capital...............    182,984,659
Accumulated undistributed net investment
  income.................................         23,532
Accumulated net realized loss on
  investments............................     (8,901,499)
Net unrealized depreciation on
  investments............................     (3,230,703)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $171,054,897
                                            ============
Shares of capital stock outstanding......     17,890,799
                                            ============
Net asset value per share outstanding....   $       9.56
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Interest...............................   $  9,832,359
                                            ------------
Expenses:
  Advisory...............................        486,400
  Administration.........................        324,267
  Professional...........................         54,168
  Shareholder communication..............         41,959
  Custodian..............................         31,876
  Directors..............................          6,647
  Portfolio pricing......................          1,986
  Miscellaneous..........................         10,218
                                            ------------
        Total expenses...................        957,521
                                            ------------
Net investment income....................      8,874,838
                                            ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments.........     (7,818,364)
Net change in unrealized appreciation on
  investments............................     (3,728,048)
                                            ------------
Net realized and unrealized loss on
  investments............................    (11,546,412)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $ (2,671,574)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999           1998
                                                              ------------------------
INCREASE IN NET ASSETS:

Operations:
  Net investment income.....................................  $  8,874,838   $  4,997,110
  Net realized gain (loss) on investments...................    (7,818,364)     3,761,974
  Net change in unrealized appreciation on investments......    (3,728,048)    (1,193,654)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................    (2,671,574)     7,565,430
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................    (8,915,009)    (4,979,006)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    80,144,368     58,973,999
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................     8,915,009      4,979,006
                                                              ------------   ------------
                                                                89,059,377     63,953,005
  Cost of shares redeemed...................................   (25,438,791)   (21,273,046)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    63,620,586     42,679,959
                                                              ------------   ------------
Net increase in net assets..................................    52,034,003     45,266,383
NET ASSETS:
Beginning of year...........................................   119,020,894     73,754,511
                                                              ------------   ------------
End of year.................................................  $171,054,897   $119,020,894
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     23,532   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                       YEAR ENDED DECEMBER 31
                                                  1999           1998           1997           1996           1995
                                              ------------------------------------------------------------------------
Net asset value at beginning of year........  $      10.27   $       9.83   $       9.59   $      10.01   $       9.21
                                              ------------   ------------   ------------   ------------   ------------
Net investment income.......................          0.53           0.45           0.67           0.65           0.75
Net realized and unrealized gain (loss) on
  investments...............................         (0.71)          0.44           0.24          (0.42)          0.80
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations............         (0.18)          0.89           0.91           0.23           1.55
                                              ------------   ------------   ------------   ------------   ------------
Less dividends:
  From net investment income................         (0.53)         (0.45)         (0.67)         (0.65)         (0.75)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value at end of year..............  $       9.56   $      10.27   $       9.83   $       9.59   $      10.01
                                              ============   ============   ============   ============   ============
Total investment return.....................         (1.74)%         9.00%          9.48%          2.28%         16.72%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.....................          5.47%          5.50%          6.71%          6.66%          7.80%
  Net expenses..............................          0.59%          0.63%          0.63%          0.67%          0.67%
  Expenses (before reimbursement)...........          0.59%          0.63%          0.63%          0.71%          0.82%
Portfolio turnover rate.....................           328%           405%           345%           304%           592%
Net assets at end of year (in 000's)........  $    171,055   $    119,021   $     73,755   $     73,123   $     64,812

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

LONG-TERM BONDS (81.0%)+
ASSET-BACKED SECURITIES (1.4%)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
ELECTRIC POWER COMPANIES (1.3%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17 (c)........  $    9,615,000   $  9,056,368
                                                 ------------
ENTERTAINMENT (0.1%)
United Artists Theatre Co.
 Pass-Through Certificates
 Series 95-A
 9.30%, due 7/1/15............         933,658        668,406
                                                 ------------
Total Asset-Backed Securities
 (Cost $10,268,340)...........                      9,724,774
                                                 ------------
CONVERTIBLE BONDS (4.7%)
CELLULAR TELEPHONES (1.2%)
Metro Pacific Capital Ltd.
 2.50%, due 4/11/03 (d).......       7,630,000      8,164,100
                                                 ------------
CONGLOMERATES (0.3%)
Loxley Public Co. Ltd.
 2.50%, due 4/1/01 (d)(e).....       3,250,000        812,500
 3.50%, due 4/20/05 (d)(e)....       3,103,000        970,646
                                                 ------------
                                                    1,783,146
                                                 ------------
FOOD, BEVERAGES & TOBACCO
 (0.3%)
Triarc Consumer
 Products Group, L.L.C.
 (zero coupon), due 2/9/18....      10,550,000      2,373,750
                                                 ------------
HEALTH CARE--DRUGS (0.2%)
Dura Pharmaceuticals, Inc.
 3.50%, due 7/15/02...........       2,100,000      1,701,000
                                                 ------------
MINING (1.1%)
Agnico-Eagle Mines Ltd.
 3.50%, due 1/27/04 (t).......       2,615,000      1,774,931
TVX Gold, Inc.
 5.00%, due 3/28/02...........       7,390,000      5,505,550
                                                 ------------
                                                    7,280,481
                                                 ------------
OIL & GAS--EQUIPMENT &
 SERVICES (0.1%)
Friede Goldman Halter, Inc.
 4.50%, due 9/15/04...........         645,000        396,675
                                                 ------------
TECHNOLOGY (1.2%)
Cirrus Logic, Inc.
 6.00%, due 12/15/03..........      10,235,000      8,610,194
                                                 ------------

                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
ASSET-BACKED SECURITIES (1.4%)
TELECOMMUNICATION SERVICES
 (0.3%)
Technology Resources
 Industries Berhad
 (zero coupon), due 10/31/04
 (e)..........................  $    2,080,000   $  1,456,000
 2.75%, due 11/28/04 (d)(e)...         980,000        735,000
                                                 ------------
                                                    2,191,000
                                                 ------------
Total Convertible Bonds
 (Cost $34,710,586)...........                     32,500,346
                                                 ------------
CORPORATE BONDS (55.5%)
AEROSPACE/DEFENSE (0.7%)
Pacific Aerospace &
 Electronics, Inc.
 11.25%, due 8/1/05...........       8,190,000      4,914,000
                                                 ------------
AUTO PARTS & EQUIPMENT (1.4%)
Gentek, Inc.
 11.00%, due 8/1/09 (c).......       3,505,000      3,645,200
Titan Tire Corp.
 7.00%, due 2/11/00 (f).......       6,000,000      5,970,000
                                                 ------------
                                                    9,615,200
                                                 ------------
BANKS (1.5%)
B.F. Saul Real Estate
 Investment Trust
 Series B
 9.75%, due 4/1/08............       7,685,000      7,022,169
Local Financial Corp.
 11.00%, due 9/8/04...........       3,030,000      3,151,200
                                                 ------------
                                                   10,173,369
                                                 ------------
BROADCAST/MEDIA (1.6%)
CD Radio, Inc.
 (zero coupon), due 12/1/07
 15.00%, beginning 12/1/02....       9,115,000      5,149,975
 14.50%, due 5/15/09..........       2,685,000      2,433,281
Radio Unica Corp.
 (zero coupon), due 8/1/06
 11.75%, beginning 8/1/02.....       2,213,000      1,443,983
Young America Corp.
 Series B
 11.625%, due 2/15/06.........       2,875,000      2,213,750
                                                 ------------
                                                   11,240,989
                                                 ------------
BUILDING MATERIALS (0.3%)
RH Cement Finance, PLC
 32.24%, due 3/10/00 (c)......       2,000,000      2,240,000
                                                 ------------
BUILDINGS--MAINTENANCE &
 SERVICES (1.4%)
Building One Services Corp.
 10.50%, due 5/1/09...........       9,750,000      9,360,000
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

CORPORATE BONDS (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
CABLE TV (4.3%)
@Entertainment, Inc.
 Series B
 (zero coupon), due 7/15/08
 14.50%, beginning 7/15/03....  $    7,500,000   $  4,725,000
UIH Australia/Pacific, Inc.
 Series B
 (zero coupon), due 5/15/06
 14.00%, beginning 5/15/01....      24,480,000     21,175,200
 Series D
 (zero coupon), due 5/15/06
 14.00%, beginning 5/15/01....          40,000         34,600
United International Holdings,
 Inc.
 Series B
 (zero coupon), due 2/15/08
 10.75%, beginning 2/15/03....       5,790,000      3,705,600
                                                 ------------
                                                   29,640,400
                                                 ------------
CASINOS (2.7%)
El Comandante Capital Corp.
 11.75%, due 12/15/03.........         891,000        784,080
International Game Technology
 7.875%, due 5/15/04..........         840,000        812,700
 8.375%, due 5/15/09..........       3,140,000      3,006,550
Louisiana Casino Cruises, Inc.
 Series B
 11.00%, due 12/1/05..........       2,875,000      2,961,250
Penn National Gaming, Inc.
 10.625%, due 12/15/04........       7,560,000      7,786,800
President Casinos, Inc.
 12.00%, due 9/15/01 (c)(f)...       1,180,000      1,180,000
 13.00%, due 9/15/01..........       2,348,000      1,878,400
                                                 ------------
                                                   18,409,780
                                                 ------------
CELLULAR TELEPHONES (0.4%)
International Wireless
 Communications Holdings, Inc.
 (zero coupon) due 8/15/01
 (f)(g).......................       7,775,000        777,500
PageMart Wireless, Inc.
 (zero coupon), due 2/1/08
 11.25%, beginning 2/1/03.....       5,000,000      2,000,000
                                                 ------------
                                                    2,777,500
                                                 ------------
CHEMICALS (1.0%)
Agriculture Minerals &
 Chemicals, Inc.
 10.75%, due 9/30/03..........       3,215,000      2,250,500
Borden Chemicals & Plastics
 L.P.
 9.50%, due 5/1/05............       1,960,000      1,822,800
Lyondell Chemical Co.
 Series B
 10.875%, due 5/1/09..........       2,270,000      2,338,100
                                                 ------------
                                                    6,411,400
                                                 ------------

                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS (0.7%)
Cherokee International L.L.C.
 Series B
 10.50%, due 5/1/09...........  $      770,000   $    677,600
EV International, Inc.
 Series A
 11.00%, due 3/15/07..........       3,105,000      1,956,150
Pinnacle Holdings, Inc.
 (zero coupon), due 3/15/08
 10.00%, beginning 3/15/03....       2,915,000      1,909,325
                                                 ------------
                                                    4,543,075
                                                 ------------
COMPUTERS & OFFICE EQUIPMENT (0.1%)
Sullivan Graphics, Inc.
 12.75%, due 8/1/05...........         745,000        784,113
                                                 ------------
CONSUMER PRODUCTS (0.5%)
Selmer Co., Inc.
 11.00%, due 5/15/05..........       3,000,000      3,150,000
                                                 ------------
COSMETICS/PERSONAL CARE (1.1%)
American Tissue, Inc.
 12.50%, due 7/15/06 (c)......       1,465,000      1,508,950
Jafra Cosmetics International,
 Inc.
 11.75%, due 5/1/08...........       6,200,000      5,983,000
                                                 ------------
                                                    7,491,950
                                                 ------------
ELECTRIC POWER COMPANIES (1.6%)
CMS Energy Corp.
 8.00%, due 7/1/01............       4,800,000      4,743,816
 8.375%, due 7/1/03...........       3,000,000      2,932,503
CMS Energy Corp. &
 Atlantic Methanol Capital Co.
 Series A-1
 10.875%, due 12/15/04 (c)....       3,545,000      3,545,000
                                                 ------------
                                                   11,221,319
                                                 ------------
ELECTRONICS--SEMICONDUCTORS
 (0.6%)
Micron Technology, Inc. 6.50%,
 due 9/30/05 (c)..............       5,000,000      3,975,000
                                                 ------------
ENERGY (0.3%)
Conproca, S.A.
 12.00%, due 6/16/10 (c)......       2,000,000      2,010,000
                                                 ------------
ENGINEERING & CONSTRUCTION
 (0.2%)
Traffic Stream (BVI)
 Infrastructure Ltd.
 14.25%, due 5/1/06 (c)(e)....       3,350,000      1,591,250
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                 CORPORATE BONDS (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
ENTERTAINMENT (2.3%)
Alliance Entertainment Corp.
 Series B
 11.25%, due 7/15/05 (e)(g)...  $    5,835,000   $     58,350
Hollywood Entertainment Corp.
 Series B
 10.625%, due 8/15/04.........       5,870,000      5,429,750
Marvel Enterprises, Inc.
 12.00%, due 6/15/09..........       6,105,000      5,616,600
Sports Club Company, Inc.
 (The)
 Series B
 11.375%, due 3/15/06.........       2,555,000      2,535,838
Town Sports International,
 Inc.
 Series B
 9.75%, due 10/15/04..........       1,600,000      1,560,000
United Artists Theatre Co.
 Series B
 9.75%, due 4/15/08...........       1,250,000        243,750
                                                 ------------
                                                   15,444,288
                                                 ------------
FINANCE (0.9%)
ASAT Finance L.L.C.
 12.50%, due 11/1/06 (c)(h)...           1,530      1,644,750
ContiFinancial Corp. 7.50%,
 due 3/15/02..................       1,595,000        179,438
 8.375%, due 8/15/03..........       1,990,000        223,875
Ocwen Asset Investment Corp.
 11.50%, due 7/1/05...........       4,635,000      3,893,400
                                                 ------------
                                                    5,941,463
                                                 ------------
FOOD, BEVERAGES & TOBACCO
 (0.8%)
Colorado Prime Corp.
 12.50%, due 5/1/04...........       6,430,000        948,425
Standard Commercial Corp.
 8.875%, due 8/1/05...........       6,065,000      4,745,863
                                                 ------------
                                                    5,694,288
                                                 ------------
HEALTH CARE (4.5%)
Abbey Healthcare Group, Inc.
 9.50%, due 11/1/02...........       2,985,000      2,929,031
Alaris Medical, Inc.
 (zero coupon), due 8/1/08
 11.125%, beginning 8/1/03....       2,395,000        984,944
Fountain View, Inc.
 Series B
 11.25%, due 4/15/08..........       2,165,000      1,688,700
Hanger Orthopedic Group, Inc.
 11.25%, due 6/15/09..........       2,770,000      2,880,800
Harborside Healthcare Corp.
 (zero coupon), due 8/1/08
 11.00%, beginning 8/1/03.....       6,385,000      1,883,575
Magellan Health Services, Inc.
 9.00%, due 2/15/08...........       2,390,000      1,935,900
Medaphis Corp.
 Series B
 9.50%, due 2/15/05...........      11,145,000      8,804,550

                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
HEALTH CARE (Continued)
MedPartners, Inc.
 6.875%, due 9/1/00...........  $      865,000   $    830,400
 7.375%, due 10/1/06..........       2,995,000      2,485,850
MultiCare Companies, Inc.
 (The)
 9.00%, due 8/1/07............       5,885,000      1,177,000
Team Health, Inc.
 12.00%, due 3/15/09 (c)......       4,445,000      4,378,325
Unilab Corp.
 12.75%, due 10/1/09 (c)......         885,000        915,975
                                                 ------------
                                                   30,895,050
                                                 ------------
HEALTH CARE--DRUGS (0.3%)
ICN Pharmaceuticals, Inc.
 8.75%, due 11/15/08 (c)......       1,910,000      1,824,050
                                                 ------------
HEALTH CARE--HOSPITAL
 MANAGEMENT (0.7%)
Columbia/HCA Healthcare Corp.
 7.50%, due 11/15/95..........       6,855,000      5,022,048
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS
 (0.5%)
DJ Orthopedics L.L.C.
 12.625%, due 6/15/09.........       3,150,000      3,087,000
                                                 ------------
HOMEBUILDING (0.7%)
Amatek Industries Pty Ltd.
 14.50%, due 2/15/09 (i)......       4,832,580      4,808,417
                                                 ------------
HOTEL/MOTEL (0.9%)
Florida Panthers Holdings,
 Inc.
 9.875%, due 4/15/09..........       4,340,000      4,209,800
Starwood Hotels &
 Resorts Worldwide, Inc.
 7.375%, due 11/15/15.........       2,580,000      1,973,027
                                                 ------------
                                                    6,182,827
                                                 ------------
INDUSTRIAL (1.4%)
Cellco Finance N.V.
 12.75%, due 8/1/05 (c).......       3,060,000      3,170,925
Morris Materials Handling,
 Inc.
 9.50%, due 4/1/08............       2,500,000        775,000
Thermadyne Holdings Corp.
 (zero coupon), due 6/1/08
 12.50%, beginning 6/1/03.....      11,110,000      5,082,825
Woods Equipment Co.
 Series B
 12.00%, due 7/15/09..........         745,000        670,500
                                                 ------------
                                                    9,699,250
                                                 ------------
INSURANCE--MULTI-LINE (0.1%)
Willis Corroon Group, PLC
 9.00%, due 2/1/09............       1,125,000        936,563
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

CORPORATE BONDS (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
LEISURE TIME (0.5%)
Bally Total Fitness Holding
 Corp.
 Series D
 9.875%, due 10/15/07.........  $    3,725,000   $  3,613,250
                                                 ------------
MACHINE TOOLS (0.1%)
Grove Worldwide LLC
 9.25%, due 5/1/08............       1,340,000        375,200
                                                 ------------
MACHINERY--DIVERSIFIED (0.5%)
Generac Portable Products
 L.L.C.
 11.25%, due 7/1/06...........       2,620,000      2,672,400
Harnischfeger Industries, Inc.
 7.25%, due 12/15/25 (e)(g)...       1,675,000        636,500
                                                 ------------
                                                    3,308,900
                                                 ------------
MANUFACTURING--MISCELLANEOUS
 (0.3%)
Desa International, Inc.
 9.875%, due 12/15/07.........       3,245,000      2,368,850
                                                 ------------
MINING (0.5%)
Great Central Mines Ltd.
 8.875%, due 4/1/08...........       3,898,000      3,595,905
                                                 ------------
OIL & GAS--DOMESTIC (0.7%)
Houston Exploration Co. (The)
 Series B
 8.625%, due 1/1/08...........       2,250,000      2,171,250
Queens Sand Resources, Inc.
 12.50%, due 7/1/08...........       4,705,000      2,493,650
                                                 ------------
                                                    4,664,900
                                                 ------------
OIL & GAS--EQUIPMENT &
 SERVICES (0.7%)
Michael Petroleum Corp.
 Series B
 11.50%, due 4/1/05 (e)(g)....       6,400,000      2,976,000
RBF Finance Co.
 11.375%, due 3/15/09.........       1,545,000      1,653,150
                                                 ------------
                                                    4,629,150
                                                 ------------
OIL & GAS--EXPLORATION AND
 PRODUCTION (0.8%)
Contour Energy Co.
 14.00%, due 4/15/03..........       3,390,000      3,322,200
Petro Stopping Centers
 Holdings L.P.
 (zero coupon), due 8/1/08
 15.00%, beginning 8/1/04
 (c)(j).......................           4,314      2,157,000
                                                 ------------
                                                    5,479,200
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Pope & Talbot, Inc.
 8.375%, due 6/1/13...........       1,700,000      1,495,896
                                                 ------------

                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
PUBLISHING (0.3%)
General Media, Inc.
 10.625%, due 12/31/00........  $    2,104,000   $  1,788,400
                                                 ------------
REAL ESTATE (3.4%)
CB Richard Ellis Services,
 Inc.
 8.875%, due 6/1/06...........       7,025,000      6,252,250
Crescent Real Estate Equities
 L.P.
 7.50%, due 9/15/07...........      12,590,000     10,411,754
Hospitality Properties Trust
 7.00%, due 3/1/08............       1,200,000      1,027,214
LNR Property Corp.
 Series B
 9.375%, due 3/15/08..........       4,585,000      4,309,900
 10.50%, due 1/15/09..........       1,480,000      1,465,200
                                                 ------------
                                                   23,466,318
                                                 ------------
RESTAURANTS (2.4%)
Advantica Restaurant Group,
 Inc.
 11.25%, due 1/15/08..........       8,495,000      6,286,300
Avado Brands, Inc.
 11.75%, due 6/15/09..........       2,090,000      1,577,950
CKE Restaurants, Inc.
 9.125%, due 5/1/09...........         770,000        571,725
FRI-MRD Corp.
 14.00%, due 1/24/02 (c)(f)...       3,000,000      2,955,000
 15.00%, due 1/24/02 (c)(f)...       5,400,000      5,373,000
                                                 ------------
                                                   16,763,975
                                                 ------------
RETAIL (0.1%)
United Auto Group, Inc.
 Series A
 11.00%, due 7/15/07..........         680,000        639,200
                                                 ------------
SPECIALIZED SERVICES (0.3%)
Weight Watchers International
 Inc.
 13.00%, due 10/1/09 (c)......       1,940,000      1,961,825
                                                 ------------
STEEL, ALUMINUM & OTHER METALS
 (0.4%)
UCAR Global Enterprises, Inc.
 Series B
 12.00%, due 1/15/05..........       2,600,000      2,717,000
                                                 ------------
TECHNOLOGY (0.7%)
Electronic Retailing Systems
 International, Inc.
 (zero coupon), due 2/1/04
 13.25%, beginning 2/1/00.....       8,115,000      1,785,300
Knowles Electronics Holdings,
 Inc.
 13.125%, due 10/15/09 (c)....       3,410,000      3,205,400
                                                 ------------
                                                    4,990,700
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
TELECOMMUNICATION SERVICES
 (8.0%)
Arch Communications, Inc.
 13.75%, due 4/15/08..........  $    1,315,000   $  1,066,794
Globalstar L.P. Capital Corp.
 10.75%, due 11/1/04..........       2,490,000      1,668,300
GlobeNet Communications Group
 Ltd.
 13.00%, due 7/15/07 (c)......       2,500,000      2,546,875
HighwayMaster
 Communications, Inc.
 Series B
 13.75%, due 9/15/05..........       7,360,000      3,312,000
ICG Holdings, Inc.
 (zero coupon), due 5/1/06
 12.50%, beginning 5/1/01.....       2,605,000      1,947,237
ICG Services, Inc.
 (zero coupon), due 5/1/08
 9.875%, beginning 5/1/03.....       7,245,000      3,749,287
 (zero coupon), due 2/15/08
 10.00%, beginning 2/15/03....       7,000,000      3,780,000
ICO Global Communications
 Holdings Ltd.
 15.00%, due 8/1/05 (e)(g)....       4,050,000      1,903,500
 15.00%, due 8/1/05
 (e)(g)(k)....................           1,980        930,600
Level 3 Communications, Inc.
 (zero coupon), due 12/1/08
 10.50%, beginning 12/1/03....         815,000        493,075
NTL, Inc.
 Series A
 (zero coupon), due 4/15/05
 12.75%, beginning 4/15/00....       7,150,000      7,185,750
Orion Network Systems, Inc.
 (zero coupon), due 1/15/07
 12.50%, beginning 1/15/02....      10,940,000      5,305,900
PageMart Nationwide, Inc.
 (zero coupon), due 2/1/05
 15.00%, beginning 2/1/00.....       3,650,000      3,285,000
RCN Corp.
 (zero coupon), due 10/15/07
 11.125%, beginning
 10/15/02.....................       4,790,000      3,364,975
 10.125%, due 1/15/10.........       1,695,000      1,686,525
T/SF Communications Corp.
 Series B
 10.375%, due 11/1/07.........       3,290,000      3,158,400
Telehub Communications Corp.
 (zero coupon), due 7/31/05
 13.875%, beginning 7/31/01...       6,465,000        646,500
United Pan-Europe
 Communications N.V.
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04
 (c)..........................      12,620,000      7,067,200
 10.875%, due 11/1/07 (c).....       1,350,000      1,390,500
                                                 ------------
                                                   54,488,418
                                                 ------------

                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
TEXTILES--APPAREL
 MANUFACTURERS (0.4%)
Delta Mills, Inc.
 Series B
 9.625%, due 9/1/07...........  $    2,390,000   $  1,673,000
St. John Knits International,
 Inc.
 12.50%, due 7/1/09...........       1,650,000      1,460,250
                                                 ------------
                                                    3,133,250
                                                 ------------
TRANSPORTATION (0.2%)
Pacer International, Inc.
 Series B
 11.75%, due 6/1/07...........       1,610,000      1,626,100
                                                 ------------
UTILITIES (0.9%)
PSEG Energy Holdings, Inc.
 10.00%, due 10/1/09 (c)......       5,870,000      6,016,768
                                                 ------------
UTILITY--ELECTRIC (0.4%)
ESI Tractebel Acquisition
 Corp.
 Series B
 7.99%, due 12/30/11..........       2,825,000      2,542,500
                                                 ------------
UTILITY--GAS (0.2%)
Navigator Gas Transport, PLC
 10.50%, due 6/30/07 (c)......       2,905,000      1,336,300
                                                 ------------
Total Corporate Bonds
 (Cost $420,758,968)..........                    380,086,594
                                                 ------------
FOREIGN BONDS (4.1%)
BROADCAST/MEDIA (0.6%)
Central European Media
 Enterprises Ltd.
 Series BR
 8.125%, due 8/15/04..........  DM   2,930,000        600,670
TDL Infomedia Group Ltd.
 12.125%, due 10/15/09 (c)....  L    2,160,000      3,476,936
                                                 ------------
                                                    4,077,606
                                                 ------------
PUBLISHING (2.0%)
IPC Magazines Group, PLC
 (zero coupon), due 3/15/08
 10.75%, beginning 3/15/03....       4,645,000      2,245,914
 9.625%, due 3/15/08..........       4,980,000      4,494,728
Regional Independent Media
 Group
 (zero coupon), due 7/1/08
 12.875%, beginning 7/1/03....       6,375,000      6,951,806
                                                 ------------
                                                   13,692,448
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

FOREIGN BONDS (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
TELECOMMUNICATION SERVICES
 (1.5%)
Global TeleSystems Group, Inc.
 11.00%, due 12/1/09 (c)......  E    4,870,000   $  4,918,281
NTL, Inc.
 9.875%, due 11/15/09 (c).....       2,940,000      2,961,779
Tele1 Europe B.V.
 11.875%, due 12/1/09 (c).....       1,050,000      1,060,410
United Pan-Europe
 Communications N.V.
 10.875%, due 11/1/07 (c).....       1,295,000      1,337,046
                                                 ------------
                                                   10,277,516
                                                 ------------
Total Foreign Bonds
 (Cost $33,099,948)...........                     28,047,570
                                                 ------------
      LOAN ASSIGNMENTS &
    PARTICIPATIONS (3.8%)

CASINOS (0.5%)
Isle of Capri Casinos, Inc.
 Bank debt
 Tranche A
 8.4119%, due 4/23/04
 (f)(l)(m)....................  $    3,383,333      3,383,333
                                                 ------------
CONGLOMERATES (0.4%)
First Pacific Capital Ltd.
 Bank debt
 7.4375%, due 1/23/00
 (f)(m).......................       3,000,000      2,820,000
                                                 ------------
ENTERTAINMENT (0.4%)
Affinity Group, Inc.
 Bank debt
 Tranche B
 10.125%, due 6/30/06
 (f)(l)(m)....................       1,287,000      1,280,565
Euro Disneyland S.N.C.
 Phase 1, Bank debt
 Tranche A
 3.4323%, due 11/30/06
 (f)(l)(m)....................  FF   1,817,818        218,758
 Tranche D
 4.4549%, due 11/30/06
 (f)(l)(m)....................       3,382,179        407,016
United Artists Theatre Co.
 Bank debt
 Term Loan B
 10.3093%, due 4/21/06
 (f)(l)(m)....................  $      286,643        211,399
 Term Loan C
 10.3702%, due 4/21/07
 (f)(l)(m)....................         427,961        315,621
                                                 ------------
                                                    2,433,359
                                                 ------------
HEALTH CARE (0.3%)
Unilab Corp.
 Bank debt
 Term Loan B
 10.00%, due 11/23/06
 (f)(l)(m)....................       1,970,063      1,957,750
                                                 ------------

                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
    PARTICIPATIONS (3.8%)
OIL & GAS--DOMESTIC (0.1%)
Transtexas Gas Corp.
 Bank debt
 13.00%, due 12/31/01 (f).....  $    1,000,000   $  1,000,000
                                                 ------------
TELECOMMUNICATION SERVICES
 (0.5%)
Orius Corp.
 Bridge Loan
 13.00%, due 12/15/00
 (f)(m).......................       3,285,000      3,285,000
                                                 ------------
TRANSPORTATION (1.6%)
Eurotunnel
 Bank debt
 Tier One
 5.28%, due 12/31/12
 (f)(l)(m)....................  FF  10,595,000      1,279,063
 7.03%, due 12/31/12
 (f)(l)(m)....................  L    7,500,000      9,549,364
                                                 ------------
                                                   10,828,427
                                                 ------------
Total Loan Assignments &
 Participations
 (Cost $26,455,288)...........                     25,707,869
                                                 ------------
U.S. GOVERNMENT (0.2%)
UNITED STATES TREASURY BOND
 (0.2%)
 5.25%, due 2/15/29...........  $    1,730,000      1,430,485
                                                 ------------
Total U.S. Government
 (Cost $1,599,622)............                      1,430,485
                                                 ------------
YANKEE BONDS (11.3%)
BROADCAST/MEDIA (0.5%)
Central European Media
 Enterprises Ltd.
 9.375%, due 8/15/04..........       3,190,000      1,339,800
TV Azteca, S.A. de C.V.
 Series B
 10.50%, due 2/15/07..........       2,125,000      1,843,438
                                                 ------------
                                                    3,183,238
                                                 ------------
CABLE (0.6%)
Rogers Cablesystems Ltd.
 10.00%, due 3/15/05..........       2,210,000      2,381,275
 11.00%, due 12/1/15..........       1,400,000      1,585,500
                                                 ------------
                                                    3,966,775
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

YANKEE BONDS (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
CELLULAR TELEPHONES (2.0%)
Dolphin Telecom, PLC
 (zero coupon), due 6/1/08
 11.50%, beginning 6/1/03.....  $    1,395,000   $    676,575
Millicom International
 Cellular, S.A.
 (zero coupon), due 6/1/06
 13.50%, beginning 6/1/01.....      15,529,000     12,811,425
                                                 ------------
                                                   13,488,000
                                                 ------------
CHEMICALS (0.7%)
Brunner Mond Group, PLC
 11.00%, due 7/15/08..........       2,685,000      1,288,800
Octel Developments, PLC
 10.00%, due 5/1/06...........       3,500,000      3,465,000
                                                 ------------
                                                    4,753,800
                                                 ------------
COMPUTER & OFFICE EQUIPMENT
 (0.0%) (b)
International Semi-Technology
 Microelectronics, Inc.
 (zero coupon), due 8/15/03
 11.50%, beginning 8/15/00
 (g)..........................       8,965,000         89,650
                                                 ------------
FOOD, BEVERAGES & TOBACCO
 (0.4%)
Sparkling Spring Water Group,
 Ltd.
 11.50%, due 11/15/07.........       3,000,000      2,430,000
                                                 ------------
MINING (0.7%)
Echo Bay Mines Ltd.
 12.00%, due 4/1/27...........       5,145,000      3,087,000
Glencore Nickel Pty Ltd.
 9.00%, due 12/1/14...........       1,945,000      1,672,700
                                                 ------------
                                                    4,759,700
                                                 ------------
OIL & GAS--DOMESTIC (0.0%) (b)
Husky Oil Ltd.
 8.90%, due 8/15/28
 11.1875%, beginning
 8/15/08......................         200,000        188,000
                                                 ------------
PAPER & FOREST PRODUCTS (0.5%)
Doman Industries Ltd.
 12.00%, due 7/1/04...........       3,400,000      3,540,250
                                                 ------------
STEEL, ALUMINUM & OTHER METALS
 (1.0%)
Ivaco, Inc.
 11.50%, due 9/15/05..........       6,505,000      7,041,663
                                                 ------------

                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
TELECOMMUNICATION SERVICES
 (3.1%)
Call-Net Enterprises, Inc.
 (zero coupon), due 8/15/07
 9.27%, beginning 8/15/02.....  $    3,040,000   $  1,801,200
 (zero coupon), due 5/15/09
 10.80%, beginning 5/15/04....       2,715,000      1,337,138
 9.375%, due 5/15/09..........       2,855,000      2,348,237
Colt Telecom Group, PLC
 (zero coupon), due 12/15/06
 12.00%, beginning 12/15/01...       1,190,000      1,023,400
Hermes Europe Railtel B.V.
 11.50%, due 8/15/07..........       2,830,000      2,914,900
United Pan-Europe
 Communications N.V.
 (zero coupon), due 8/1/09
 12.50%, beginning 8/1/04.....       6,395,000      3,581,200
 Series B
 10.875%, due 8/1/09..........       8,300,000      8,466,000
                                                 ------------
                                                   21,472,075
                                                 ------------
TRANSPORTATION (1.8%)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/06 (e)......       9,830,500      2,850,845
Pacific & Atlantic (Holdings)
 Inc.
 11.50%, due 5/30/08 (e)......       6,535,000      2,483,300
Pegasus Shipping (Hellas) Ltd.
 Series A
 11.875%, due 11/15/04 (e)....       4,980,000      1,792,800
 11.875%, due 11/15/04
 (c)(e).......................       1,735,000        624,600
Sea Containers Ltd.
 Series B
 7.875%, due 2/15/08..........         375,000        323,438
 10.75%, due 10/15/06.........       4,185,000      4,185,000
                                                 ------------
                                                   12,259,983
                                                 ------------
Total Yankee Bonds
 (Cost $85,137,641)...........                     77,173,134
                                                 ------------
Total Long-Term Bonds
 (Cost $612,030,393)..........                    554,670,772
                                                 ------------
COMMON STOCKS (3.9%)
                                    SHARES
                                --------------
BROADCAST/MEDIA (0.3%)
Spanish Broadcasting System,
 Inc.
 Class B (a)(c)...............          71,950      2,113,531
                                                 ------------
CELLULAR TELEPHONES (0.0%) (b)
Tele Sudeste Celular
 Participacoes S.A.
 ADR (n)......................             490         19,018
Telesp Celular Participacoes
 S.A.
 ADR (n)......................             983         41,655
                                                 ------------
                                                       60,673
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

                  COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                ----------------------------
CHEMICALS (0.3%)
Millennium Chemicals, Inc.....          88,460   $  1,747,085
                                                 ------------
ENTERTAINMENT (0.0%) (b)
Loews Cineplex Entertainment
 Corp. (a)....................          28,500        167,437
                                                 ------------
FINANCE (0.1%)
AMC Financial, Inc. (a).......         195,912        877,686
                                                 ------------
FOOD, BEVERAGES & TOBACCO
 (0.3%)
Buenos Aires Embotelladora
 Sociedad Anonima
 Class B (s)..................         482,687      2,172,308
                                                 ------------
GOLD & PRECIOUS METALS MINING
 (0.1%)
Placer Dome Inc. .............          76,705        824,579
                                                 ------------
HEALTH CARE (0.3%)
General Healthcare Group Ltd.
 (a)(o).......................             572         27,657
Quest Diagnostics, Inc. (a)...          70,875      2,166,117
                                                 ------------
                                                    2,193,774
                                                 ------------
HOTEL/MOTEL (0.5%)
Starwood Hotels & Resorts
 Worldwide, Inc...............         149,700      3,517,950
                                                 ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (0.2%)
Union Pacific Resources Group,
 Inc. ........................         122,325      1,559,644
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
TimberWest Forest Corp.
 (p)(q).......................         156,965      1,027,469
                                                 ------------
REAL ESTATE (1.2%)
Equity Office Properties
 Trust........................         229,900      5,661,287
Highwoods Properties, Inc.....          17,180        399,435
Metropolis Realty Trust,
 Inc..........................          56,290      1,463,540
                                                 ------------
                                                    7,524,262
                                                 ------------
STEEL (0.2%)
USX-U.S. Steel Group..........          45,040      1,486,320
                                                 ------------
TELECOMMUNICATION SERVICES
 (0.2%)
Call-Net Enterprises, Inc.
 Series B (a)(p)..............         444,625      1,378,634
Embratel Participacoes S.A.
 ADR (n)......................           2,500         68,125

                                    SHARES          VALUE
                                --------------------------
TELECOMMUNICATION SERVICES
 (Continued)
Tele Centro Sul Participacoes
 S.A. ADR (n).................             495   $     44,921
Tele Norte Leste Participacoes
 S.A. ADR (n).................           2,498         63,699
Telecommunicacoes de Sao Paulo
 ADR (n)......................           2,449         59,847
                                                 ------------
                                                    1,615,226
                                                 ------------
TEXTILES--APPAREL MANUFACTURERS (0.0%) (b)
Hosiery Corp. of America, Inc.
 (a)..........................             500         20,000
                                                 ------------
TRANSPORTATION (0.0%) (b)
Eumenides Ltd. (a)............           4,380             44
                                                 ------------
Total Common Stocks
 (Cost $29,186,933)...........                     26,907,988
                                                 ------------
PREFERRED STOCKS (3.7%)
BROADCAST/MEDIA (0.9%)
Paxson Communications Corp.
 12.50% (r)...................           6,154      6,277,549
                                                 ------------
EQUIPMENT LOANS (0.4%)
GPA Group, PLC (a)(f).........       4,750,000      2,470,000
                                                 ------------
FINANCIAL SERVICES (0.2%)
North Atlantic Trading Co.
 12.00% (r)...................          88,206      1,521,551
                                                 ------------
OIL & GAS--EQUIPMENT &
 SERVICES (0.8%)
R&B Falcon Corp. 13.875%
 (r)..........................           5,049      5,326,241
                                                 ------------
PAPER & FOREST PRODUCTS (0.3%)
Paperboard Industries
 International, Inc.
 5.00%, Class A (c)(f)(p).....         145,000      2,304,183
                                                 ------------
REAL ESTATE (0.1%)
Crown American Realty Trust
 11.00%, Series A.............          26,120        923,995
                                                 ------------
TECHNOLOGY (0.0%) (b)
Metawave Communications Corp.
 Series D (a)(c)(f)(u)........          53,509        296,975
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

PREFERRED STOCKS (CONTINUED)
                                    SHARES          VALUE
                                --------------------------
TELECOMMUNICATION SERVICES
 (1.0%)
ICG Holdings, Inc. 14.25%
 (r)..........................           2,253   $  2,157,247
Nextel Communications, Inc.
 13.00%, Series D (r).........           3,973      4,251,110
                                                 ------------
                                                    6,408,357
                                                 ------------
Total Preferred Stocks
 (Cost $25,042,317)...........                     25,528,851
                                                 ------------
WARRANTS (0.4%)
BROADCAST/MEDIA (0.1%)
CD Radio, Inc. expire 5/15/09
 (a)(c).......................           8,055        654,469
                                                 ------------
CASINOS (0.0%) (b)
Isle of Capri Casinos, Inc.
 expire 5/3/01 (a)............           1,249             12
                                                 ------------
CELLULAR TELEPHONES (0.0%) (b)
Occidente y Caribe Celular,
 S.A. expire 3/15/04 (a)(c)...          10,680        160,200
                                                 ------------
FINANCIAL SERVICES (0.0%) (b)
North Atlantic Trading Co.
 expire 6/15/07 (a)(c)........              74              1
                                                 ------------
FOOD, BEVERAGES & TOBACCO
 (0.0%) (b)
Colorado Prime Corp. expire
 12/31/03 (a)(c)..............           5,210             52
                                                 ------------
HOMEBUILDING (0.1%)
Amatek Industries Pty Ltd.
 Common Rights (a)............           3,125          1,719
 Preferred Rights (a).........         740,721        407,397
                                                 ------------
                                                      409,116
                                                 ------------
OIL & GAS--EQUIPMENT &
 SERVICES (0.2%)
R&B Falcon Corp. expire 5/1/09
 (a)(c).......................           4,700      1,316,000
                                                 ------------
PUBLISHING (0.0%) (b)
General Media, Inc. expire
 12/21/03 (a)(c)..............             900              9
                                                 ------------

                                    SHARES          VALUE
                                --------------------------
TELECOMMUNICATION SERVICES
 (0.0%) (b)
ICO Global Communications
 Holdings Ltd. expire 8/1/05
 (a)..........................           2,800   $         28
Telehub Communications Corp.
 expire 7/31/05 (a)(c)........           6,465             65
                                                 ------------
                                                           93
                                                 ------------
TELECOMMUNICATIONS-- LONG DISTANCE (0.0%) (b)
Sprint Corp. expire 6/1/00
 (a)..........................           1,580             16
                                                 ------------
Total Warrants
 (Cost $1,332,889)............                      2,539,968
                                                 ------------
                         SHORT-TERM
                     INVESTMENTS (8.8%)
                                  PRINCIPAL
                                    AMOUNT
                                --------------
COMMERCIAL PAPER (5.4%)
Associates Corp. 4.00%, due
 1/3/00.......................  $    5,105,000      5,103,865
Ford Motor Credit Co. 6.05%,
 due 1/18/00..................      11,300,000     11,267,597
 6.35%, due 1/7/00............       4,785,000      4,779,921
Merrill Lynch & Co., Inc.
 5.80%, due 1/19/00...........       6,000,000      5,982,592
Morgan Stanley Dean Witter &
 Co. 4.55%, due 6/7/00 (m)....      10,000,000     10,000,000
                                                 ------------
Total Commercial Paper
 (Cost $37,133,975)...........                     37,133,975
                                                 ------------
                                    SHARES
                                --------------
INVESTMENT COMPANY (3.1%)
Merrill Lynch Premier
 Institutional Fund...........      21,144,533     21,144,533
                                                 ------------
Total Investment Company (Cost
 $21,144,533).................                     21,144,533
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

                         SHORT-TERM
                   INVESTMENTS (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT          VALUE
                                --------------------------
SHORT-TERM LOAN
ASSIGNMENTS (0.3%)
HEALTH CARE--MEDICAL PRODUCTS
 (0.3%)
Inamed Corp.
 Bridge Loan
 13.4763%, due 6/2/00
 (f)(m).......................  $    1,679,852   $  1,679,852
                                                 ------------
TEXTILES--APPAREL MANUFACTURERS (0.0%) (b)
Synthetic Industries, Inc.
 Bridge Loan
 13.00%, due 12/14/00
 (f)(m).......................         110,000        108,900
                                                 ------------
Total Short-Term Loan
 Assignments
 (Cost $1,778,016)............                      1,788,752
                                                 ------------
Total Short-Term Investments
 (Cost $60,056,524)...........                     60,067,260
                                                 ------------
Total Investments
 (Cost $727,649,056) (v)......            97.8%   669,714,839(w)
Cash and Other Assets,
 Less Liabilities.............             2.2     15,241,642
                                --------------   ------------
Net Assets....................           100.0%  $684,956,481
                                ==============   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) Eurobond -- bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(e)  Issue in default.
(f)  Restricted security.
(g)  Issuer in bankruptcy.
(h) 1,530 Units -- Each unit reflects $1,000 principal amount of 12.50% Senior Notes plus 1 warrant to acquire 2.3944 shares of common stock of ASAT Holding Corp. at $18.60 per share at a future date.
(i) CIK ("Cash in Kind") -- interest payment is made with cash or additional securities.
(j) 4,314 Units -- Each unit reflects $1,000 principal amount of (zero coupon), due 8/1/08, 15.00%, beginning 8/1/04 Senior Discounted Notes plus 1 warrant to acquire common stock at an average price of $156.11 per share at a future date.
(k) 1,980 Units -- Each unit reflects $1,000 principal amount of 15.00% Senior Notes plus 1 warrant to acquire 19.85 shares of common stock at $13.20 per share at a future date.
(l)  Multiple tranche facilities.
(m)  Floating rate. Rate shown is the rate in effect at December 31, 1999.
(n)  ADR -- American Depository Receipt.
(o)  British security.
(p)  Canadian security.
(q) Stapled Unit -- Each unit consists of 1 common share, 100 preferred shares and 1 Subordinated Note receipt.
(r) PIK ("Payment in Kind") -- interest or dividend payment is made with additional securities.
(s)  Argentinean security.
(t)  Yankee Bond.
(u)  Illiquid security.
(v)  The cost for Federal income tax purposes is $727,976,793.
(w) At December 31, 1999 net unrealized depreciation was $58,261,954, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $23,965,538 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $82,227,492.
DM --Deutsche Mark
E  --Euro
FF --French Franc
L  --Pound Sterling.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $727,649,056).........   $669,714,839
Cash.....................................        355,071
Receivables:
  Dividends and interest.................     13,699,148
  Investment securities sold.............      1,121,861
  Fund shares sold.......................        193,996
Unrealized appreciation on foreign
  currency forward contracts.............        826,889
                                            ------------
        Total assets.....................    685,911,804
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........        189,391
  Adviser................................        171,958
  Administrator..........................        114,639
  Fund shares redeemed...................         64,396
  Shareholder communication..............         55,438
  Custodian..............................         12,600
  Directors..............................            573
Accrued expenses.........................         84,311
Unrealized depreciation on foreign
  currency forward contracts.............        262,017
                                            ------------
        Total liabilities................        955,323
                                            ------------
Net assets applicable to outstanding
  shares.................................   $684,956,481
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $    640,575
Additional paid-in capital...............    745,859,727
Accumulated distribution in excess of net
  investment income......................     (3,350,338)
Accumulated distribution in excess of net
  realized gain on investments...........       (820,736)
Net unrealized depreciation on
  investments............................    (57,934,217)
Net unrealized appreciation on
  translation of other assets and
  liabilities in
  foreign currencies and foreign currency
  forward contracts......................        561,470
                                            ------------
Net assets applicable to outstanding
  shares.................................   $684,956,481
                                            ============
Shares of capital stock outstanding......     64,057,465
                                            ============
Net asset value per share outstanding....   $      10.69
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Interest...............................   $ 71,818,272
  Dividends (a)..........................      4,346,639
                                            ------------
        Total income.....................     76,164,911
                                            ------------
Expenses:
  Advisory...............................      1,920,756
  Administration.........................      1,280,504
  Shareholder communication..............        166,232
  Professional...........................        160,553
  Custodian..............................         51,580
  Directors..............................         26,729
  Portfolio pricing......................         11,804
  Miscellaneous..........................         16,469
                                            ------------
        Total expenses...................      3,634,627
                                            ------------
Net investment income....................     72,530,284
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................     22,135,514
  Foreign currency transactions..........       (593,506)
                                            ------------
Net realized gain on investments and
  foreign currency transactions..........     21,542,008
                                            ------------
Net change in unrealized depreciation on:
  Security transactions..................    (20,710,057)
  Translation of other assets and
    liabilities in
    foreign currencies and foreign
    currency forward contracts...........        702,348
                                            ------------
Net unrealized loss on investments and
  foreign currency transactions..........    (20,007,709)
                                            ------------
Net realized and unrealized gain on
  investments and foreign currency
  transactions...........................      1,534,299
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 74,064,583
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $3,570.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:

Operations:
  Net investment income.....................................  $72,530,284    $ 51,345,752
  Net realized gain (loss) on investments...................   22,135,514      (7,676,643)
  Net realized loss on foreign currency transactions........     (593,506)       (424,119)
  Net change in unrealized depreciation on investments......  (20,710,057)    (34,140,189)
  Net change in unrealized depreciation on translation of
    other assets and liabilities in foreign currencies and
    foreign currency forward contracts......................      702,348        (129,893)
                                                              ------------   ------------
  Net increase in net assets resulting from operations......   74,064,583       8,974,908
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................  (73,662,076)    (51,219,831)
  From net realized gain on investments.....................  (12,344,416)     (1,567,336)
  In excess of net investment income........................   (3,350,338)       (455,590)
  In excess of net realized gain on investments.............     (820,736)             --
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......  (90,177,566)    (53,242,757)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   84,828,143     171,504,905
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    90,177,566     53,242,757
                                                              ------------   ------------
                                                              175,005,709     224,747,662
  Cost of shares redeemed...................................  (43,749,083)    (35,233,498)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................  131,256,626     189,514,164
                                                              ------------   ------------
Net increase in net assets..................................  115,143,643     145,246,315
NET ASSETS:
Beginning of year...........................................  569,812,838     424,566,523
                                                              ------------   ------------
End of year.................................................  $684,956,481   $569,812,838
                                                              ============   ============
Accumulated distribution in excess of net investment income
  at end of year............................................  $(3,350,338)   $   (455,590)
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                            MAY 1,
                                                                                                           1995 (a)
                                                                                                           THROUGH
                                                              YEAR ENDED DECEMBER 31                     DECEMBER 31,
                                                 1999           1998           1997           1996           1995
                                             ------------------------------------------------------------------------
Net asset value at beginning of period.....  $      10.92   $      11.73   $      11.61   $      10.55   $      10.00
                                             ------------   ------------   ------------   ------------   ------------
Net investment income......................          1.31           1.08           0.85           0.59           0.37
Net realized and unrealized gain (loss) on
  investments..............................          0.07          (0.76)          0.65           1.22           0.61
Net realized and unrealized gain (loss) on
  foreign currency transactions............          0.01          (0.00)(b)         --             --             --
                                             ------------   ------------   ------------   ------------   ------------
Total from investment operations...........          1.39           0.32           1.50           1.81           0.98
                                             ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income...............         (1.32)         (1.09)         (0.84)         (0.59)         (0.37)
  From net realized gain on investments....         (0.23)         (0.04)         (0.54)         (0.16)         (0.04)
  In excess of net investment income.......         (0.06)            --             --             --             --
  In excess of net realized gain on
    investments............................         (0.01)            --             --             --          (0.02)
                                             ------------   ------------   ------------   ------------   ------------
Total dividends and distributions..........         (1.62)         (1.13)         (1.38)         (0.75)         (0.43)
                                             ------------   ------------   ------------   ------------   ------------
Net asset value at end of period...........  $      10.69   $      10.92   $      11.73   $      11.61   $      10.55
                                             ============   ============   ============   ============   ============
Total investment return....................         12.84%          2.66%         13.03%         17.16%         10.06%(c)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income....................         11.33%          9.93%          8.84%          8.59%         10.02%+
  Net expenses.............................          0.57%          0.58%          0.59%          0.67%          0.67%+
  Expenses (before reimbursement)..........          0.57%          0.58%          0.59%          0.71%          1.25%+
Portfolio turnover rate....................            93%           151%           153%           149%            95%
Net assets at end of period (in 000's).....  $    684,956   $    569,813   $    424,567   $    205,001   $     43,314

------------
(a) Commencement of Operations.
(b) Less than one cent per share.
(c) Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

COMMON STOCKS (98.0%)+
                                       SHARES        VALUE
                                     ---------------------
AUSTRALIA (2.3%)
Australia & New Zealand Banking
 Group, Ltd. (banking).............      37,722   $   273,537
Broken Hill Proprietary Co., Ltd.
 (energy sources)..................      25,999       340,291
Cable & Wireless Optus, Ltd.
 (telecommunications) (a)..........      98,766       328,979
Telstra Corp., Ltd.
 (telecommunications)..............      50,956       276,101
Telstra Corp., Ltd.
 (telecommunications) (c)..........      20,980        73,726
WMC, Ltd. (metals-nonferrous)......      61,801       339,717
                                                  -----------
                                                    1,632,351
                                                  -----------
BELGIUM (1.5%)
Delhaize-Le Lion, S.A.
 (merchandising)...................       1,840       137,962
Electrabel, S.A.
 (utilities-electrical & gas)......         960       312,748
Fortis AG (insurance)..............      11,930       428,356
Solvay, S.A. Class A (chemicals)...       2,560       210,423
                                                  -----------
                                                    1,089,489
                                                  -----------
FINLAND (5.0%)
Comptel Oyj (telecommunications)
 (a)...............................         392        27,443
Merita PLC (banking)...............      27,130       159,091
Nokia Oyj Class A (electrical &
 electronics)......................      15,932     2,874,631
Outokumpu Oyj
 (metals-nonferrous)...............      17,630       248,295
UPM-Kymmene Oyj (forest products &
 paper)............................       7,480       299,917
                                                  -----------
                                                    3,609,377
                                                  -----------
FRANCE (7.6%)
Air Liquide, S.A. (chemicals)......       1,260       209,914
AXA, S.A. (insurance)..............       2,274       315,476
Carrefour, S.A. (merchandising)....       3,474       637,613
Elf Aquitaine, S.A. (energy
 sources)..........................           1           153
France Telecom, S.A.
 (telecommunications)..............       3,493       459,730
Groupe Danone, S.A. (food &
 household products)...............       1,032       242,067
Lafarge, S.A. (building materials &
 components).......................       1,182       136,967
L'Oreal, S.A. (health & personal
 care).............................         807       644,316
Pernod-Ricard, S.A. (beverages &
 tobacco)..........................       1,800       102,485
Pinault-Printemps-Redoute, S.A.
 (merchandising)...................         827       217,193
PSA Peugeot Citroen
 (automobiles).....................       1,714       387,261
Schneider, S.A. (electrical &
 electronics)......................       2,039       159,321
Societe Generale, S.A. Class A
 (banking).........................         751       173,897
Suez Lyonnaise des Eaux, S.A.
 (business & public services)......       1,540       245,601

                                       SHARES        VALUE
                                     ----------------------
FRANCE (Continued)
Suez Lyonnaise des Eaux, S.A. Strip
 (business & public services)
 (f)...............................       1,540   $        15
Thomson CSF, S.A. (aerospace &
 military technology)..............       3,762       123,652
Total Fina, S.A. Class B (energy
 sources)..........................       6,175       820,148
Total Fina, S.A. Strip (energy
 sources) (f)......................       2,070            21
Vivendi, S.A. (business & public
 services).........................       7,276       653,856
                                                  -----------
                                                    5,529,686
                                                  -----------
GERMANY (8.9%)
Allianz AG Registered
 (insurance).......................       1,314       439,269
Bayer AG (chemicals)...............       8,651       407,571
DaimlerChrysler AG (automobiles)...       7,188       556,243
Deutsche Bank AG (banking).........       3,940       331,161
Deutsche Telekom AG
 (telecommunications)..............      15,138     1,072,821
Dresdner Bank AG (banking).........       6,215       336,414
Epcos AG (electronic components &
 instruments) (a)..................       6,600       492,878
Karstadt AG (merchandising)........       5,540       221,020
Mannesmann AG
 (telecommunications)..............       1,297       311,376
Metro AG (merchandising)...........       3,667       196,287
Muenchener Rueckversicherungs-
 Gesellschaft AG Registered
 (insurance).......................         482       121,658
RWE AG (utilities-electrical &
 gas)..............................       6,399       249,518
SAP AG (business & public
 services).........................         832       407,823
Schering AG (health & personal
 care).............................       6,333       761,781
Veba AG (utilities-electrical &
 gas)..............................       6,559       317,230
Viag AG (utilities-electrical &
 gas)..............................      12,558       229,103
                                                  -----------
                                                    6,452,153
                                                  -----------
GREECE (0.5%)
Hellenic Telecommunications
 Organization S.A.
 (telecommunications)..............      30,400       362,900
                                                  -----------
HONG KONG (0.5%)
Cheung Kong (Holdings) Ltd. (real
 estate)...........................      31,000       393,805
                                                  -----------
IRELAND (3.5%)
Allied Irish Banks PLC (banking)...      31,555       358,058
CRH PLC (building materials &
 components).......................      43,548       934,160
Eircom PLC (telecommunications)....      64,220       278,739
Elan Corp. PLC (health & personal
 care) (a).........................      11,307       323,560
Irish Life & Permanent PLC
 (insurance).......................       8,065        75,993

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ---------------------
IRELAND (Continued)
Kerry Group PLC Class A (food &
 household products)...............      14,909   $   177,842
Smurfit (Jefferson) Group PLC
 (forest products & paper).........     129,658       389,906
                                                  -----------
                                                    2,538,258
                                                  -----------
ITALY (2.8%)
Assicurazioni Generali S.p.A.
 (insurance).......................       5,542       182,213
Banca Commerciale Italiana S.p.A.
 (banking).........................      29,737       160,965
ENI S.p.A. (energy sources)........      86,051       470,964
Riunione Adriatica di Sicurta
 S.p.A. (insurance)................       3,006        30,011
Telecom Italia S.p.A.
 (telecommunications)..............      21,467       301,258
Telecom Italia Mobile S.p.A.
 (telecommunications)..............      60,547       673,075
Unicredito Italiano S.p.A.
 (banking).........................      43,987       215,171
                                                  -----------
                                                    2,033,657
                                                  -----------
JAPAN (30.6%) (d)
Ajinomoto Co., Inc. (food &
 household products)...............      26,000       270,531
Bandai Co., Ltd. (recreation &
 other consumer goods).............       8,000       254,020
Bank of Tokyo-Mitsubishi, Ltd.
 (banking) (b).....................      34,000       473,024
Bridgestone Corp. (industrial
 components).......................       5,000       109,912
CSK Corp. (business & public
 services).........................       2,700       437,891
DDI Corp. (telecommunications).....          25       341,950
Fuji Bank (banking)................      27,000       261,943
Fujitsu, Ltd. (data processing &
 reproduction).....................      24,000     1,092,677
Hitachi, Ltd. (electrical &
 electronics) (b)..................      19,000       304,433
Honda Motor Co., Ltd.
 (automobiles).....................      12,000       445,512
Industrial Bank of Japan, Ltd.
 (The) (banking) (b)...............      49,000       471,549
Ito-Yokado Co., Ltd.
 (merchandising)...................       5,000       542,235
Japan Airlines Co., Ltd.
 (transportation-airlines).........      86,000       254,587
Matsushita Electric Industrial Co.,
 Ltd. (appliances & household
 durables).........................       8,000       221,193
Mitsubishi Electric Corp.
 (electrical & electronics)........      54,000       348,203
Mitsubishi Estate Co., Ltd. (real
 estate)...........................       4,000        38,963
Mitsubishi Heavy Industries, Ltd.
 (machinery & engineering).........      34,000       113,273
Mitsui Fudosan Co., Ltd. (real
 estate)...........................      13,000        87,891
NEC Corp. (electrical &
 electronics)......................      30,000       713,699
Nikko Securities Co., Ltd.
 (financial services)..............      38,000       480,039
Nintendo Co., Ltd. (recreation &
 other consumer goods).............       1,200       199,074

                                       SHARES        VALUE
                                     ---------------------
JAPAN (Continued)
Nippon Express Co., Ltd.
 (transportation-road & rail)......      17,000   $    93,841
Nippon Mitsubishi Oil Corp. (energy
 sources)..........................      11,000        48,362
Nippon Steel Corp.
 (metals-steel)....................      58,000       135,432
Nippon Telegraph & Telephone Corp.
 (telecommunications)..............         117     2,000,407
NKK Corp. (metals-steel) (a).......     406,000       273,697
NTT Data Corp. (business & public
 services).........................          69     1,584,206
NTT Mobile Communications Network,
 Inc. (telecommunications).........          36     1,382,259
OKI Electric Industries Co. Ltd.
 (electrical & electronics) (a)....      51,000       299,959
Olympus Optical Co., Ltd.
 (electronic components &
 instruments)......................      11,000       155,294
Rohm Co., Ltd. (electronic
 components & instruments).........       3,000     1,231,020
Sharp Corp. (appliances & household
 durables).........................       7,000       178,840
Sony Corp. (appliances & household
 durables).........................       7,300     2,161,026
Sumitomo Bank, Ltd. (banking)......      22,000       300,701
Sumitomo Electric Industries
 (industrial components)...........       7,000        80,769
Sumitomo Forestry Co., Ltd.
 (building materials &
 components).......................      19,000       146,648
Sumitomo Marine & Fire Insurance
 Co., Ltd. (insurance).............      82,000       504,718
Takeda Chemical Industries, Ltd.
 (health & personal care)..........       8,000       394,708
TDK Corp. (electronic components &
 instruments)......................       2,000       275,709
Tokio Marine & Fire Insurance Co.,
 Ltd. (insurance)..................      48,000       560,407
Tokyo Electric Power Co., Inc.
 (utilities-electrical & gas)......       4,100       109,756
Tokyo Seimitsu Co., Ltd.
 (electronic components &
 instruments)......................       4,100       660,940
Toshiba Corp. (electrical &
 electronics)......................      44,000       335,306
Tostem Corp. (building materials &
 components).......................       7,000       125,496
Toyota Motor Corp. (automobiles)...      24,000     1,160,676
Trans Cosmos Inc. (business &
 public services)..................         400       170,389
Yamanouchi Pharmaceutical Co., Ltd.
 (health & personal care)..........       8,000       279,031
                                                  -----------
                                                   22,112,196
                                                  -----------
NETHERLANDS (3.7%)
ABN AMRO Holding N.V. (banking)....      13,301       330,655
Akzo Nobel N.V. (chemicals)........       3,302       164,834
Heineken N.V. (beverages &
 tobacco)..........................       3,742       181,622
ING Groep N.V. (financial
 services).........................       7,286       437,769
Koninklijke KPN N.V.
 (telecommunications)..............       3,613       350,939

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ---------------------
NETHERLANDS (Continued)
Koninklijke (Royal) Philips
 Electronics N.V. (appliance &
 household durables)...............       3,080   $   416,796
Royal Dutch Petroleum Co. (energy
 sources)..........................       9,209       561,710
TNT Post Group N.V. (business &
 public services)..................       3,486        99,414
Wolters Kluwer CVA N.V.
 (broadcasting & publishing).......       3,312       111,550
                                                  -----------
                                                    2,655,289
                                                  -----------
NEW ZEALAND (0.2%)
Contact Energy Ltd. (utilities-
 electrical & gas).................      69,450       121,331
                                                  -----------
PORTUGAL (2.2%)
Banco Comercial Portugues, S.A.
 Registered (banking)..............      66,590       367,790
Banco Espirito Santo, S.A.
 (banking).........................      15,450       432,088
Electricidade de Portugal, S.A.
 (utilities-electrical & gas)......       8,736       151,758
Portugal Telecom, S.A. Registered
 (telecommunications)..............      21,395       233,550
Sonae SGPS, SA (forest products &
 paper)............................       7,734       406,233
                                                  -----------
                                                    1,591,419
                                                  -----------
SPAIN (3.3%)
Acerinox, S.A. (metals-steel)......       4,900       194,505
Banco Bilbao Vizcaya, S.A.
 Registered (banking)..............      21,560       305,589
Banco Santander Central Hispano,
 S.A. (banking)....................      34,572       389,520
Endesa, S.A. (utilities-electrical
 & gas)............................      10,743       212,252
Gas Natural SDG, S.A. (utilities-
 electrical & gas).................       4,611       105,706
Iberdrola, S.A.
 (utilities-electrical & gas)......      10,722       147,888
Repsol, S.A. (energy sources)......      10,998       253,781
Telefonica, S.A.
 (telecommunications) (a)..........      29,370       730,121
Terra Networks, S.A. (business &
 public services) (a)..............       1,400        76,650
                                                  -----------
                                                    2,416,012
                                                  -----------
SWEDEN (1.7%)
AstraZeneca AB Series A (health &
 personal care)....................       6,104       257,221
ForeningsSparbanken AB (banking)...       7,474       109,359
Hennes & Mauritz AB Series B
 (merchandising)...................       5,568       185,752
Icon Medialab International AB
 (business & public services)
 (a)...............................      11,370       393,951
Skandia Forsakrings AB
 (insurance).......................       5,567       167,473
Svenska Handelsbanken Series A
 (banking).........................       8,685       108,779
                                                  -----------
                                                    1,222,535
                                                  -----------

                                       SHARES        VALUE
                                     ---------------------
SWITZERLAND (5.1%)
Credit Suisse Group Registered
 (banking).........................       2,131   $   421,354
Nestle S.A. Registered (food &
 household products)...............         373       679,729
Novartis AG Registered (health &
 personal care)....................         275       401,668
PubliGroupe S.A. (broadcasting &
 publishing).......................         209       205,645
Roche Holdings AG Genusscheine
 (health & personal care)..........          69       814,706
Schweizerische Rueckversicherungs
 Gesellschaft Registered
 (insurance).......................         138       282,001
UBS AG Registered (banking)........       2,425       651,434
Zurich Allied AG Registered
 (insurance).......................         414       234,842
                                                  -----------
                                                    3,691,379
                                                  -----------
UNITED KINGDOM (18.1%)
Abbey National PLC (banking).......      13,598       216,968
Allied Zurich PLC (insurance)......       8,426        99,068
Barclays PLC (banking).............      13,215       379,543
Bass PLC (leisure & tourism).......      38,109       473,245
BG Group PLC (utilities electrical
 & gas)............................      43,513       280,521
Boots Co. PLC (merchandising)......      14,397       139,687
BP Amoco PLC (energy sources)......      81,192       814,589
British Aerospace PLC (aerospace &
 military technology)..............      18,371       121,396
British Airways PLC
 (transportation-airlines).........      35,003       227,915
British American Tobacco PLC
 (beverages & tobacco).............       8,366        47,428
British Telecommunications PLC
 (telecommunications)..............      61,893     1,509,269
Cable & Wireless PLC
 (telecommunications)..............      42,533       719,097
Carlton Communications PLC
 (broadcasting & publishing).......      95,535       928,466
CGU PLC (insurance)................      10,637       171,009
Diageo PLC (beverages & tobacco)...      45,286       363,479
Ebookers.com PLC (business & public
 services) (a).....................       1,400        24,238
EMI Group PLC (recreation & other
 consumer goods)...................      42,613       417,229
Granada Group PLC (leisure &
 tourism)..........................      25,130       254,151
Great Universal Stores PLC (The)
 (merchandising)...................      17,980       104,902
Imperial Chemical Industries PLC
 (chemicals).......................      47,070       497,282
Jazztel PLC (telecommunications)
 (a)...............................       1,904       123,998
Kingfisher PLC (merchandising).....      27,999       310,017

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ---------------------
UNITED KINGDOM (Continued)
Lloyds TSB Group PLC (banking).....      38,820   $   484,577
Marconi PLC (telecommunications)...      42,845       756,482
Marks & Spencer PLC
 (merchandising)...................      22,514       106,953
National Power PLC (utilities-
 electrical & gas).................      17,268        99,774
National Westminster Bank PLC
 (banking).........................      11,006       235,921
Peninsular & Oriental Steam
 Navigation Co. Deferred Stock
 (The) (transportation-shipping)...       5,972        99,427
Prudential Corp. PLC (insurance)...      19,463       382,698
Reed International PLC
 (broadcasting & publishing).......      17,406       130,027
Rio Tinto PLC Registered (metals-
 nonferrous).......................      18,714       450,914
Royal Bank of Scotland Group PLC
 (banking).........................      17,665       312,609
Sainsbury (J.) PLC
 (merchandising)...................      16,234        91,379
Scottish Power PLC (utilities-
 electrical & gas).................       9,826        74,274
SmithKline Beecham PLC (health &
 personal care)....................      55,882       711,517
Unilever PLC (food & household
 products).........................      34,257       251,492
Vodafone Group PLC
 (telecommunications)..............     132,344       654,297
                                                  -----------
                                                   13,065,838
                                                  -----------
UNITED STATES (0.5%)
Global Telesystems Group, Inc.
 (telecommunications) (a)..........      11,400       394,725
                                                  -----------
Total Common Stocks (Cost
 $51,617,565)......................                70,912,400
                                                  -----------
PURCHASED OPTIONS (0.0%) (e)
                                      NOTIONAL
                                       AMOUNT
                                     ----------
UNITED STATES (0.0%) (e)
U.S. Dollar Call/Euro Put Strike
 price E0.99 Expire 1/27/00
 (a)(i)............................   3,255,000        23,504
U.S. Dollar Call/Japanese Yen Put
 Strike price Y110 Expire 2/9/00
 (a)(i)............................   3,000,000         2,919
                                                  -----------
Total Purchased Options (Cost
 $77,417)..........................                    26,423
                                                  -----------

SHORT-TERM INVESTMENT (0.5%)
                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     ---------------------
COMMERCIAL PAPER (0.5%)
UNITED STATES (0.5%)
Associates Corp. 5.33%, due 1/3/00
 (financial services)..............  $  350,000   $   349,922
                                                  -----------
Total Short-Term Investment (Cost
 $349,922).........................                   349,922
                                                  -----------
Total Investments (Cost
 $52,044,904) (g)..................        98.5%   71,288,745(h)
Cash and Other Assets,
 Less Liabilities..................         1.5     1,050,565
                                     ----------   -----------
Net Assets.........................       100.0%  $72,339,310
                                     ==========   ===========

------------
(a) Non-income producing security.
(b) Segregated or partially segregated as collateral for forward foreign currency contracts.
(c) Installment receipt is a transaction with a set contract price which is paid in installments over a period of time. Each installment receipt entitles the holder to purchase 1 share of the company's common stock at A$3.05 on November 2, 2000.
(d) At December 31, 1999, substantially all of the Portfolio's net assets consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

    As of December 31, 1999, the Portfolio invested approximately 30.6% of its net assets in issuers in Japan. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

    Substantially all of the Portfolio's net assets consist of securities which are subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, certain securities may be subject to substantial governmental involvement in the economy and social, economic and political uncertainty.
(e) Less than one tenth of a percent.
(f) Strip securities represent a secondary class of shares traded in the foreign market.
(g) The cost for Federal income tax purposes is $52,267,131.
(h) At December 31, 1999 net unrealized appreciation for securities was $19,021,614, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $21,009,584 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,987,970.
(i) The following abbreviations are used in the above portfolio:
    A$ -- Australian Dollars
    E -- Euro
    Y -- Japanese Yen

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

The table below sets forth the diversification of International Equity Portfolio investments, excluding currency options, by industry.
INDUSTRY
DIVERSIFICATION

                                    VALUE       PERCENT +
                                 ------------------------
Aerospace & Military
  Technology..................   $   245,047        0.3%
Appliances & Household
  Durables....................     2,977,855        4.1
Automobiles...................     2,549,693        3.5
Banking.......................     8,261,698       11.4
Beverages & Tobacco...........       695,014        1.0
Broadcasting & Publishing.....     1,375,688        1.9
Building Materials &
  Components..................     1,343,270        1.9
Business & Public Services....     4,094,034        5.7
Chemicals.....................     1,490,024        2.1
Data Processing &
  Reproduction................     1,092,677        1.5
Electrical & Electronics......     5,035,552        7.0
Electronic Components &
  Instruments.................     2,815,842        3.9
Energy Sources................     3,310,019        4.6
Financial Services............     1,267,730        1.8
Food & Household Products.....     1,621,661        2.2
Forest Products & Paper.......       689,823        1.0
Health & Personal Care........     4,588,508        6.3
Industrial Components.........       190,681        0.3
Insurance.....................     3,995,192        5.5
Leisure & Tourism.............       727,397        1.0
Machinery & Engineering.......       424,649        0.6
Merchandising.................     3,297,233        4.6
Metals-Nonferrous.............     1,038,926        1.4
Metals-Steel..................       603,633        0.8
Real Estate...................       520,659        0.7
Recreation & Other Consumer
  Goods.......................       870,323        1.2
Telecommunications............    13,051,866       18.0
Transportation-Airlines.......       482,502        0.7
Transportation-Road & Rail....        93,841        0.1
Transportation-Shipping.......        99,427        0.1
Utilities-Electrical & Gas....     2,411,858        3.3
                                 -----------     ------
                                  71,262,322       98.5
Cash and Other Assets, Less
  Liabilities.................     1,076,988        1.5
                                 -----------     ------
Net Assets....................   $72,339,310      100.0%
                                 ===========     ======

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $52,044,904)..........   $ 71,288,745
Cash denominated in foreign currencies
  (identified cost $842,130).............        840,308
Cash.....................................        206,161
Receivables:
  Dividends and interest.................        160,019
  Fund shares sold.......................        108,882
Unrealized appreciation on foreign
  currency forward contracts.............        101,449
                                            ------------
        Total assets.....................     72,705,564
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........        200,952
  Adviser................................         34,619
  Administrator..........................         11,539
  Fund shares redeemed...................         10,902
  Custodian..............................         10,488
  Shareholder communication..............          6,402
Accrued expenses.........................         26,158
Unrealized depreciation on foreign
  currency forward contracts.............         65,194
                                            ------------
        Total liabilities................        366,254
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 72,339,310
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $     46,717
Additional paid-in capital...............     52,364,068
Accumulated distribution in excess of net
  investment income......................       (440,287)
Accumulated net realized gain on
  investments............................      1,104,416
Net unrealized appreciation on
  investments............................     19,243,841
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies and
  foreign currency forward contracts.....         20,555
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 72,339,310
                                            ============
Shares of capital stock outstanding......      4,671,723
                                            ============
Net asset value per share outstanding....   $      15.48
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $    895,470
  Interest...............................        102,377
                                            ------------
        Total income.....................        997,847
                                            ------------
Expenses:
  Advisory...............................        324,223
  Administration.........................        108,074
  Custodian..............................         48,995
  Professional...........................         43,786
  Portfolio pricing......................         21,160
  Shareholder communication..............         17,468
  Directors..............................          2,052
  Miscellaneous..........................         10,708
                                            ------------
        Total expenses...................        576,466
                                            ------------
Net investment income....................        421,381
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................      3,814,397
  Option transactions....................        (29,928)
  Foreign currency transactions..........       (642,180)
                                            ------------
Net realized gain on investments and
  foreign currency transactions..........      3,142,289
                                            ------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions..................     11,991,536
  Translation of other assets and
    liabilities in foreign currencies and
    foreign currency forward contracts...        103,866
                                            ------------
Net unrealized gain on investments and
  foreign currency transactions..........     12,095,402
                                            ------------
Net realized and unrealized gain on
  investments and foreign currency
  transactions...........................     15,237,691
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 15,659,072
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $123,597.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   421,381    $    389,647
  Net realized gain on investments..........................    3,814,397         364,490
  Net realized loss on option transactions..................      (29,928)        (35,720)
  Net realized gain (loss) on foreign currency
    transactions............................................     (642,180)         20,112
  Net change in unrealized appreciation on investments......   11,991,536       6,418,225
  Net change in unrealized appreciation (depreciation) on
    translation of other assets and liabilities in foreign
    currencies and foreign currency forward contracts.......      103,866        (175,712)
                                                              ------------   ------------
  Net increase in net assets resulting from operations......   15,659,072       6,981,042
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................           --        (698,611)
  From net realized gain on investments and foreign currency
    transactions............................................   (1,467,137)             --
  In excess of net investment income........................     (232,996)       (180,241)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (1,700,133)       (878,852)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   26,647,460      13,924,150
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    1,700,133         878,852
                                                              ------------   ------------
                                                               28,347,593      14,803,002
  Cost of shares redeemed...................................   (7,973,405)    (13,171,173)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................   20,374,188       1,631,829
                                                              ------------   ------------
Net increase in net assets..................................   34,333,127       7,734,019
NET ASSETS:
Beginning of year...........................................   38,006,183      30,272,164
                                                              ------------   ------------
End of year.................................................  $72,339,310    $ 38,006,183
                                                              ============   ============
Accumulated distribution in excess of net investment income
  at end of year............................................  $  (440,287)   $   (180,241)
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                            MAY 1,
                                                                                                           1995 (a)
                                                                                                           THROUGH
                                                              YEAR ENDED DECEMBER 31                     DECEMBER 31,
                                                 1999           1998           1997           1996           1995
                                             --------------------------------------------------------------------
Net asset value at beginning of period.....  $      12.40   $      10.31   $      10.65   $      10.20   $      10.00
                                             ------------   ------------   ------------   ------------   ------------
Net investment income......................          0.11           0.23           1.06           0.44           0.64
Net realized and unrealized gain on
  investments..............................          3.46           2.20           0.27           0.06           0.01
Net realized and unrealized gain (loss) on
  foreign
  currency transactions....................         (0.12)         (0.05)         (0.78)          0.56           0.05
                                             ------------   ------------   ------------   ------------   ------------
Total from investment operations...........          3.45           2.38           0.55           1.06           0.70
                                             ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income...............            --          (0.23)         (0.89)         (0.60)         (0.06)
  From net realized gain on investments and
    foreign currency transactions..........         (0.32)            --             --          (0.01)         (0.44)
  In excess of net investment income.......         (0.05)         (0.06)            --             --             --
                                             ------------   ------------   ------------   ------------   ------------
Total dividends and distributions..........         (0.37)         (0.29)         (0.89)         (0.61)         (0.50)
                                             ------------   ------------   ------------   ------------   ------------
Net asset value at end of period...........  $      15.48   $      12.40   $      10.31   $      10.65   $      10.20
                                             ============   ============   ============   ============   ============
Total investment return....................         28.06%         23.11%          5.17%         10.54%          6.96%(b)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income....................          0.78%          1.13%          1.25%          1.01%          1.07%+
  Net expenses.............................          1.07%          0.97%          0.97%          0.97%          0.97%+
  Expenses (before reimbursement)..........          1.07%          1.17%          1.25%          1.51%          2.51%+
Portfolio turnover rate....................            37%            57%            61%            16%            14%
Net assets at end of period (in 000's).....  $     72,339   $     38,006   $     30,272   $     34,509   $     14,631

------------
(a)  Commencement of Operations.
(b) Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

LONG-TERM BONDS (30.0%)+
ASSET-BACKED SECURITIES (3.5%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AIRLINES (0.3%)
America West Airlines, Inc.
 Series C
 6.86%, due 1/2/06...............  $ 1,232,384   $  1,209,313
Northwest Airlines Inc.
 9.485%, due 10/1/16.............      930,000        921,277
                                                 ------------
                                                    2,130,590
                                                 ------------
AIRPLANE LEASES (1.1%)
AerCo Ltd.
 Series 1X Class A1
 6.6525%, 7/15/23 (d)............    1,245,000      1,243,531
Aircraft Finance Trust
 Series 1999-1 Class C
 8.00%, due 5/15/24 (c)..........    1,615,000      1,439,256
Aircraft Lease Portfolio
 Securitization Ltd.
 Series 1996-1 Class CX
 7.85%, due 6/15/06 (d)..........    1,956,011      1,916,891
Airplanes Pass-Through Trust
 Series 1 Class C
 8.15%, due 3/15/19..............    2,836,375      2,541,789
Morgan Stanley Aircraft Finance
 Series 1 Class A1
 6.6725%, due 3/15/23 (d)........    1,770,000      1,769,469
                                                 ------------
                                                    8,910,936
                                                 ------------
AUTO LEASES (0.3%)
Premier Auto Trust
 Series 1999-1 Class A3
 5.69%, due 11/8/02..............    2,890,000      2,852,690
                                                 ------------
EQUIPMENT LOANS (0.7%)
Case Equipment Loan Trust
 Series 1999-A Class A4
 5.77%, due 8/15/05..............    1,790,000      1,736,425
IKON Receivables, LLC
 Series 1999-1 Class A3
 5.99%, due 5/15/05..............    2,995,000      2,956,245
Newcourt Equipment Trust
 Securities
 Series 1998-1 Class A3
 5.24%, due 12/20/02 (d).........      680,000        671,520
                                                 ------------
                                                    5,364,190
                                                 ------------
ELECTRIC UTILITIES (0.2%)
Boston Edison Corp.
 Series 1999-1 Class A2
 6.45%, due 9/15/05..............    1,935,000      1,907,039
                                                 ------------
FINANCE (0.3%)
Green Tree Financial Corp.
 Series 1999-3 Class A1
 4.948%, due 6/1/00..............      322,306        322,048
 Series 1999-4 Class A4
 6.64%, due 5/1/31...............    1,885,000      1,858,082
                                                 ------------
                                                    2,180,130
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
HOME EQUITY LOAN (0.1%)
Conseco Finance Trust
 Series 1999-F Class A2
 6.72%, due 10/15/14 (d).........  $ 1,305,000   $  1,294,456
                                                 ------------
LEISURE TIME (0.2%)
Harley Davidson Eaglemark
 Motorcycle Trust
 Series 1999-1 Class A2
 5.52%, due 2/15/05..............    1,450,000      1,411,270
                                                 ------------
TRANSPORTATION (0.3%)
Atlas Air, Inc.
 Series 1999-1C
 8.77%, due 1/2/11...............    2,670,000      2,557,086
                                                 ------------
Total Asset-Backed Securities
 (Cost $29,597,902)..............                  28,608,387
                                                 ------------
CORPORATE BONDS (5.9%)

AEROSPACE/DEFENSE (0.1%)
Newport News Shipbuilding, Inc.
 8.625%, due 12/1/06.............      615,000        607,312
                                                 ------------
AIRLINES (0.2%)
Delta Airlines, Inc.
 8.30%, due 12/15/29 (c).........    1,775,000      1,721,040
                                                 ------------
AUTOMOBILES (0.2%)
DaimlerChrysler North America
 Holding Corp.
 7.20%, due 9/1/09...............    1,740,000      1,709,950
                                                 ------------
AUTO PARTS & EQUIPMENT (0.1%)
Delphi Automotive Systems Corp.
 7.125%, due 5/1/29..............    1,115,000        986,608
                                                 ------------
BANKS--MONEY CENTER (0.1%)
Bank of America Corp.
 6.625%, due 6/15/04.............    1,090,000      1,066,053
                                                 ------------
BEVERAGES--ALCOHOLIC (0.1%)
Canandaigua Brands, Inc.
 8.625%, due 8/1/06..............      305,000        303,856
Seagram, Joseph E. & Sons, Inc.
 5.79%, due 4/15/01..............      905,000        889,144
                                                 ------------
                                                    1,193,000
                                                 ------------
BROADCAST/MEDIA (0.4%)
Liberty Media Corp.
 8.50%, due 7/15/29 (c)..........    1,375,000      1,396,973
Turner Broadcasting Systems Inc.
 8.375%, due 7/1/13..............    2,100,000      2,177,931
                                                 ------------
                                                    3,574,904
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
BUILDING MATERIALS (0.1%)
Vulcan Materials Co.
 6.00%, due 4/1/09...............  $ 1,125,000   $  1,012,286
                                                 ------------
CHEMICALS--DIVERSIFIED (0.1%)
Georgia Gulf Corp.
 10.375%, due 11/1/07 (c)........      230,000        240,062
Lyondell Chemical Co.
 Series B
 9.875%, due 5/1/07..............      255,000        260,100
                                                 ------------
                                                      500,162
                                                 ------------
COMPUTER SYSTEMS (0.1%)
Unisys Corp.
 11.75%, due 10/15/04............      330,000        360,525
                                                 ------------
CONSUMER FINANCE (0.4%)
Fremont General Corp.
 Series B
 7.70%, due 3/17/04..............    2,315,000      2,003,563
Household Finance Corp.
 6.50%, due 11/15/08.............    1,420,000      1,313,372
                                                 ------------
                                                    3,316,935
                                                 ------------
ELECTRIC POWER COMPANIES (0.1%)
AES Eastern Energy Corp.
 9.00%, due 7/2/17 (c)...........      365,000        343,794
                                                 ------------
ELECTRIC UTILITIES (0.0%) (b)
ESI Tractebel Acquisition Corp.
 7.99%, due 12/30/11.............      300,000        270,000
                                                 ------------
ENERGY (0.1%)
Caithness Coso Funding Corp.
 Series B
 9.05%, due 12/15/09.............      425,000        422,875
CMS Energy Corp.
 10.875%, due 12/15/04 (c).......      315,000        315,000
                                                 ------------
                                                      737,875
                                                 ------------
ENTERTAINMENT (0.0%) (b)
CSC Holdings, Inc.
 7.625%, due 7/15/18.............      200,000        186,000
                                                 ------------
FINANCE--AUTO LOANS (0.3%)
Ford Motor Credit Corp
 7.375%, due 10/28/09............    2,390,000      2,362,300
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.4%)
Morgan Stanley Dean Witter & Co
 7.125%, due 1/15/03.............    2,940,000      2,937,854
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FINANCIAL SERVICES (0.1%)
Sears Roebuck Acceptance Corp.
 Medium-Term Note
 Series IV
 6.36%, due 12/4/01..............  $ 1,165,000   $  1,143,390
                                                 ------------
FOOD (0.0%) (b)
Smithfield Foods Inc.
 7.625%, due 2/15/08.............      140,000        126,000
                                                 ------------
FOOD, BEVERAGE & TOBACCO (0.0%)
 (b)
Standard Commercial Tobacco Corp.
 8.875%, due 8/1/05..............      210,000        164,325
                                                 ------------
HEALTHCARE--HOSPITAL MANAGEMENT
 (0.1%)
Columbia/HCA Healthcare Corp.
 7.50%, due 11/15/95.............      380,000        278,392
Tenet Health Care Corp.
 8.00%, due 1/15/05..............      135,000        129,262
                                                 ------------
                                                      407,654
                                                 ------------
HOMEBUILDING (0.0%) (b)
Standard Pacific Corp.
 8.50%, due 4/1/09...............      180,000        170,100
                                                 ------------
HOTEL (0.1%)
Felcor Suites L.P.
 7.625%, due 10/1/07.............      245,000        212,900
Mandalay Resort Group
 7.625%, due 7/15/13.............      240,000        208,800
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      200,000        152,948
                                                 ------------
                                                      574,648
                                                 ------------
INSURANCE--LIFE (0.2%)
Conseco, Inc.
 6.40%, due 6/15/01..............    1,750,000      1,711,308
                                                 ------------
INSURANCE MULTI-LINE (0.1%)
Willis Corroon Group PLC
 9.00%, due 2/1/09...............      260,000        216,450
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.4%)
Donaldson, Lufkin & Jenrette Inc.
 6.50%, due 6/1/08...............    1,710,000      1,572,465
Goldman Sachs Group Inc.
 Series A
 6.6038%, due 1/8/01 (c)(d)......    1,225,000      1,229,655

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
INVESTMENT BANK/BROKERAGE
 (Continued)
Labranche & Co. Inc.
 9.50%, due 8/15/04 (c)..........  $   250,000   $    242,500
Lehman Brothers Holding Inc.
 6.625%, due 2/5/06..............      525,000        496,682
                                                 ------------
                                                    3,541,302
                                                 ------------
METALS--MINING (0.1%)
Great Central Mines, Ltd.
 8.875%, due 4/1/08..............      415,000        382,838
                                                 ------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (0.0%) (b)
Western Gas Resources, Inc.
 10.00%, due 6/15/09.............      245,000        251,125
                                                 ------------
OIL & GAS--EQUIPMENT SERVICES
 (0.1%)
R & B Falcon Corp.
 Series B
 6.95%, due 4/15/08..............      430,000        372,488
RBF Finance Co.
 11.375%, due 3/15/09............       60,000         64,200
                                                 ------------
                                                      436,688
                                                 ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (0.1%)
Vastar Resources Inc.
 6.50%, due 4/1/09...............    1,135,000      1,055,005
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.4%)
Amerada Hess Corp.
 7.875%, due 10/1/29.............    3,515,000      3,432,433
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Georgia-Pacific Corp.
 7.75%, due 11/15/29.............    1,395,000      1,332,169
Pope & Talbot Inc.
 8.375%, due 6/1/13..............      475,000        417,971
                                                 ------------
                                                    1,750,140
                                                 ------------
REAL ESTATE (0.1%)
Crescent Real Estate Equities Co.
 7.50%, due 9/15/07 (d)..........      460,000        380,414
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
REAL ESTATE INVESTMENT/
 MANAGEMENT (0.0%) (b)
CB Richard Ellis Service, Inc.
 8.875%, due 6/1/06..............  $   180,000   $    160,200
                                                 ------------
REAL ESTATE INVESTMENT TRUST
 (0.0%) (b)
Hospitality Properties Trust
 7.00%, due 3/1/08...............      285,000        243,963
                                                 ------------
RESIDENTIAL MORTGAGE LOAN (0.3%)
Abbey National PLC
 7.95%, due 10/26/29.............    2,620,000      2,615,651
                                                 ------------
RETAIL STORES--GENERAL
 MERCHANDISE (0.2%)
Kmart Corp.
 8.375%, due 12/1/04-7/1/22......      420,000        398,269
Wal-Mart Stores, Inc.
 6.625%, due 8/10/09.............      920,000        896,227
                                                 ------------
                                                    1,294,496
                                                 ------------
SPECIALIZED SERVICES (0.1%)
WPP Finance USA Corp.
 6.625%, due 7/15/05.............      970,000        903,749
                                                 ------------
STEEL (0.0%) (b)
LTV Corp.
 11.75%, due 11/15/09 (c)........      230,000        239,200
                                                 ------------
TELECOMMUNICATION LONG DISTANCE
 (0.3%)
Sprint Capital Corp.
 6.875%, due 11/15/28............    2,515,000      2,241,494
                                                 ------------
TELECOMMUNICATION SERVICES (0.1%)
Orange PLC
 8.00%, due 8/1/08...............      190,000        191,663
Price Communications Wireless,
 Inc.
 Series B
 9.125%, due 12/15/06............      570,000        577,125
Williams Communications Group,
 Inc.
 10.875%, due 10/1/09............      190,000        198,550
                                                 ------------
                                                      967,338
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
UTILITIES (0.1%)
PSEG Energy Holdings, Inc.
 10.00%, due 10/1/09 (c).........  $   260,000   $    266,501
Tenaska Georgia Partners L.P.
 9.50%, due 2/1/30 (c)...........      880,000        884,435
                                                 ------------
                                                    1,150,936
                                                 ------------
Total Corporate Bonds
 (Cost $49,808,714)..............                  48,447,445
                                                 ------------
MORTGAGE-BACKED SECURITIES (2.6%)

COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (2.6%)
Asset Securitization Corp.
 Series 1997-MD7 Class A1B
 7.41%, due 1/13/30..............    1,455,000      1,409,910
Commercial Mortgage Asset Trust
 Series 1999-C2 Class A2
 7.546%, due 11/17/32............    1,335,000      1,323,078
CS First Boston Mortgage
 Securities Corp.
 Series 1999-C1 Class A2
 7.29%, due 9/15/41..............    1,945,000      1,910,962
GMAC Commercial Mortgage
 Securities Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    1,900,000      1,772,073
 Series 1996-C1 Class A2A
 6.79%, due 10/15/28.............    1,069,674      1,060,999
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2B
 6.86%, due 7/13/30..............    1,180,000      1,163,327
Lehman Large Loan
 Series 1997-LLI Class A1
 6.79%, due 6/12/04..............    1,281,352      1,268,577
Merrill Lynch Mortgage Investors,
 Inc.
 Series 1998-C2 Class A1
 6.22%, due 2/15/30..............    2,044,187      1,975,605
 Series 1995-C1 Class A2
 7.0793%, due 6/15/21 (d)........      985,781        981,463
 Series 1999-C1 Class A2
 7.56%, due 11/15/31.............    1,360,000      1,355,595
Nationslink Funding Corp.
 Series 1999-2 Class A2C
 7.229%, due 6/20/31.............    1,350,000      1,322,906
PNC Mortgage Acceptance Corp.
 Series 1999-CM1 Class A1B
 7.33%, due 12/10/32.............    2,245,000      2,211,011
Salomon Brothers Mortgage
 Securities VII
 Series 1997-TZH Class A1
 7.15%, due 3/25/25..............    1,804,207      1,787,121

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (Continued)
SASCO Floating Rate Commercial
 Mortgage Trust
 Series 1999-C3A Class A
 6.8613%, due 10/21/13 (c)(d)....  $ 2,165,912   $  2,165,912
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $22,061,050)..............                  21,708,539
                                                 ------------
U.S. GOVERNMENT & FEDERAL
AGENCIES (17.8%)
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (1.3%)
 5.125%, due 2/13/04 (e).........   10,950,000     10,290,481
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (5.2%)
 6.50%, due 5/1/13-4/1/29........   27,825,592     26,325,891
 7.00%, due 11/1/12-12/1/12......    3,832,860      3,790,928
 7.50%, due 10/1/29..............   12,892,062     12,751,023
                                                 ------------
                                                   42,867,842
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION 1 (MORTGAGE
 PASS-THROUGH SECURITIES) (1.4%)
 7.00%, due 9/15/28 (e)..........    7,397,588      7,145,626
 7.50%, due 12/15/23-11/15/28....    4,579,101      4,531,325
                                                 ------------
                                                   11,676,951
                                                 ------------
UNITED STATES TREASURY BONDS
 (2.7%)
 6.125%, due 8/15/29 (e).........   21,565,000     20,557,483
 8.75%, due 8/15/20..............    1,365,000      1,653,779
                                                 ------------
                                                   22,211,262
                                                 ------------
UNITED STATES TREASURY NOTES
 (7.2%)
 5.25%, due 8/15/03..............       10,000          9,642
 5.625%, due 11/30/00 (e)........    7,485,000      7,453,413
 5.875%, due 11/30/01-11/15/04
 (e).............................   42,300,000     41,932,163
 6.00%, due 8/15/09 (e)..........    3,880,000      3,758,750
 6.25%, due 2/28/02..............    1,545,000      1,544,521
 7.00%, due 7/15/06..............    3,985,000      4,080,640
                                                 ------------
                                                   58,779,129
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $149,801,630).............                 145,825,665
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

YANKEE BONDS (0.2%)
                                     PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
BANKS (0.1%)
Barclays Bank PLC
 7.40%, due 12/15/09.............  $ 1,035,000   $  1,017,705
                                                 ------------
BROADCAST/MEDIA (0.0%)(b)
Rogers Communications, Inc.
 8.875%, due 7/15/07.............      245,000        245,000
                                                 ------------
CABLE TV (0.0%) (b)
Rogers Cablesystem, Ltd.
 10.125%, due 9/1/12.............       90,000         94,950
                                                 ------------
METALS--MINING (0.0%) (b)
Glencore Nickel Property Ltd.
 9.00%, due 12/1/14..............      220,000        189,200
                                                 ------------
OIL & GAS (0.0%) (b)
Husky Oil, Ltd.
 8.90%, due 8/15/28 (d)..........       30,000         28,200
                                                 ------------
TRANSPORTATION (0.1%)
Sea Containers Ltd.
 7.875%, due 2/15/08.............       75,000         64,688
 10.75%, due 10/15/06............      190,000        190,000
Stena AB
 10.50%, due 12/15/05............      280,000        254,800
                                                 ------------
                                                      509,488
                                                 ------------
Total Yankee Bonds
 (Cost $2,148,654)...............                   2,084,543
                                                 ------------
Total Long-Term Bonds
 (Cost $253,417,950).............                 246,674,579
                                                 ------------
COMMON STOCKS (67.5%)
                                     SHARES
                                   -----------
BANKS--MAJOR REGIONAL (1.3%)
Firstar Corp. ...................      173,500      3,665,187
Wells Fargo Co. .................      163,200      6,599,400
                                                 ------------
                                                   10,264,587
                                                 ------------
BIOTECHNOLOGY (0.8%)
Genentech, Inc. (a)..............       50,000      6,725,000
                                                 ------------
BROADCAST/MEDIA (4.5%)
AMFM Inc. (a)....................      114,000      8,920,500
CBS Corp. (a)....................       93,600      5,984,550
Clear Channel Communications,
 Inc. (a)........................      115,600     10,317,300
Comcast Corp. ...................      153,900      7,781,569
USA Networks, Inc. (a)...........       82,400      4,552,600
                                                 ------------
                                                   37,556,519
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------
COMMUNICATIONS--EQUIPMENT
 MANUFACTURERS (5.2%)
Cisco Systems, Inc. (a)..........      186,750   $ 20,005,594
JDS Uniphase Corp. (a)...........       33,000      5,323,312
Lucent Technologies Inc. ........      231,700     17,334,056
                                                 ------------
                                                   42,662,962
                                                 ------------
COMPUTER SOFTWARE SERVICE (7.2%)
America Online Inc. (a)..........       94,200      7,106,212
Compuware Corp. (a)..............      314,200     11,703,950
Microsoft Corp. (a)..............      169,500     19,789,125
Oracle Corp. (a).................      181,155     20,300,682
                                                 ------------
                                                   58,899,969
                                                 ------------
COMPUTER SYSTEMS (4.9%)
EMC Corp. (a)....................      184,800     20,189,400
Sun Microsystems, Inc. (a).......      263,500     20,404,781
                                                 ------------
                                                   40,594,181
                                                 ------------
ELECTRICAL EQUIPMENT (1.6%)
General Electric Co. ............       87,200     13,494,200
                                                 ------------
ELECTRONICS--INSTRUMENTATION
 (0.3%)
PE Corp.-PE Biosystems Group.....       22,000      2,646,875
                                                 ------------
ELECTRONICS--SEMICONDUCTORS
 (4.4%)
Intel Corp. .....................      138,200     11,375,587
Motorola, Inc. ..................       77,300     11,382,425
Texas Instruments Inc. ..........      140,800     13,640,000
                                                 ------------
                                                   36,398,012
                                                 ------------
ENTERTAINMENT (1.3%)
Time Warner Inc. ................      150,700     10,916,331
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS
 (0.4%)
Cardinal Health, Inc. ...........       62,350      2,985,006
                                                 ------------
FINANCIAL--MISCELLANEOUS (1.7%)
Citigroup Inc. ..................      248,350     13,798,947
                                                 ------------
HEALTH CARE--DIVERSIFIED (0.7%)
Johnson & Johnson................       59,352      5,527,155
                                                 ------------
HEALTH CARE--DRUGS (1.3%)
Merck & Co., Inc.................       77,700      5,210,756
Schering-Plough Corp. ...........      139,300      5,876,719
                                                 ------------
                                                   11,087,475
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
HEALTH CARE--MEDICAL PRODUCT
 (2.0%)
Guidant Corp. (e)................      179,700   $  8,445,900
Medtronic, Inc. .................      222,300      8,100,056
                                                 ------------
                                                   16,545,956
                                                 ------------
HEALTH CARE--MISCELLANEOUS (1.0%)
Amgen Inc. (a)...................      142,000      8,528,875
                                                 ------------
HOTEL/MOTEL (0.9%)
Carnival Corp. ..................      157,200      7,516,125
                                                 ------------
HOUSEHOLD PRODUCTS (1.6%)
Colgate-Palmolive Co. ...........      204,400     13,286,000
                                                 ------------
INSURANCE MULTI-LINE (1.8%)
American International Group,
 Inc. ...........................      137,830     14,902,835
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.5%)
Goldman Sachs Group Inc. ........       45,000      4,238,437
                                                 ------------
LEISURE TIME (1.5%)
Harley-Davidson Inc. ............      198,000     12,684,375
                                                 ------------
MANUFACTURING--DIVERSIFIED (2.7%)
Honeywell International Inc. ....      151,912      8,763,423
Tyco International Ltd. .........      346,000     13,450,750
                                                 ------------
                                                   22,214,173
                                                 ------------
MISCELLANEOUS (3.0%)
AES Corp. (a)....................      140,400     10,494,900
Corning Inc. ....................      106,800     13,770,525
                                                 ------------
                                                   24,265,425
                                                 ------------
PERSONAL LOANS (1.0%)
Providian Financial Corp. .......       89,250      8,127,328
                                                 ------------
RETAIL STORES -- DEPARTMENT
 (1.6%)
Kohl's Corp. (a).................      179,800     12,979,312
                                                 ------------
RETAIL STORES -- SPECIALTY (6.5%)
Bed Bath & Beyond, Inc. (a)(e)...      173,800      6,039,550
Circuit City Stores-Circuit City
 Group...........................      212,800      9,589,300
CVS Corp. .......................      107,700      4,301,270
Dollar General Corp. ............      258,573      5,882,536
Home Depot, Inc. (The)...........      300,900     20,630,456
Staples, Inc. (a)................      350,750      7,278,062
                                                 ------------
                                                   53,721,174
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------
SPECIALIZED SERVICES (3.5%)
Cendant Corp. ...................      165,203   $  4,388,205
IMS Health Inc. .................      237,000      6,443,437
Omnicom Group, Inc. .............       89,200      8,920,000
Young & Rubicam, Inc. ...........      125,500      8,879,125
                                                 ------------
                                                   28,630,767
                                                 ------------
TELECOMMUNICATION LONG DISTANCE
 (2.3%)
Global Crossing Ltd. (a).........      103,400      5,170,000
MCI WorldCom, Inc. (a)...........      270,648     14,361,259
                                                 ------------
                                                   19,531,259
                                                 ------------
TELECOMMUNICATION SERVICES (0.3%)
Nextel Communications, Inc. Class
 A (a)...........................       30,000      3,093,750
                                                 ------------
TELEPHONE (1.7%)
Alltel Corp. ....................      125,200     10,352,475
                                                 ------------
Total Common Stocks
 (Cost $303,533,367).............                 554,175,485
                                                 ------------
PREFERRED STOCKS (0.1%)

ENTERTAINMENT (0.0%) (b)
Time Warner Capital I
 8.875%, 12/31/25................        7,700        191,537
                                                 ------------
PAPER & FOREST PRODUCTS (0.1%)
Paperboard Industries
 International, Inc.
 5.00%, Class A (c)(f)(g)........       15,000        238,364
                                                 ------------
Total Preferred Stocks
 (Cost $448,227).................                     429,901
                                                 ------------
SHORT-TERM
INVESTMENTS (2.5%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (0.7%)
Ford Motor Credit Corp.
 5.68%, due 1/12/00..............  $ 1,890,000      1,886,718
General Electric Capital Corp.
 5.57%, due 1/25/00..............    4,085,000      4,070,699
                                                 ------------
Total Commercial Paper
 (Cost $5,957,417)...............                   5,957,417
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

SHORT-TERM
INVESTMENTS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
INVESTMENT COMPANY (1.8%)
Merrill Lynch Premier
 Institutional Fund..............   14,741,063   $ 14,741,063
                                                 ------------
Total Investment Company
 (Cost $14,741,063)..............                  14,741,063
                                                 ------------
Total Short Term Investments
 (Cost $20,698,480)..............                  20,698,480
                                                 ------------
Total Investments
 (Cost $578,098,024) (h).........        100.1%   821,978,445(i)
Liabilities in Excess of
 Cash and Other Assets...........         (0.1)      (447,296)
                                   -----------   ------------
Net Assets.......................        100.0%  $821,531,149
                                   ===========   ============

------------

(a)  Non-income producing securities.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) Floating rate. Rate shown is the rate in effect at December 31, 1999.
(e) Represent securities out on loan or a portion which is out on loan. (See Note 2J).
(f)  Restricted Security
(g)  Canadian Security
(h) The cost for Federal income tax purposes is $578,541,561.
(i) At December 31, 1999 net unrealized appreciation was $243,436,884, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $254,859,221 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,422,337.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $578,098,024).........   $821,978,445
Collateral held for securities loaned, at
  value (Note 2J)........................     82,886,985
Cash.....................................        269,740
Receivables:
  Investment securities sold.............     10,745,485
  Dividends and interest.................      3,083,982
  Fund shares sold.......................        254,172
                                            ------------
        Total assets.....................    919,218,809
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2J)....................................     82,886,985
Payables:
  Investment securities purchased........     14,242,539
  Adviser................................        215,617
  Administrator..........................        134,761
  Fund shares redeemed...................         93,847
  Custodian..............................         18,387
  Directors..............................            635
Accrued expenses.........................         94,889
                                            ------------
        Total liabilities................     97,687,660
                                            ------------
Net assets applicable to outstanding
  shares.................................   $821,531,149
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 50 million shares authorized....   $    367,402
Additional paid-in capital...............    538,289,128
Accumulated undistributed net investment
  income.................................         65,522
Accumulated undistributed net realized
  gain on investments....................     38,928,676
Net unrealized appreciation on
  investments............................    243,880,421
                                            ------------
Net assets applicable to outstanding
  shares.................................   $821,531,149
                                            ============
Shares of capital stock outstanding......     36,740,259
                                            ============
Net asset value per share outstanding....   $      22.36
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Interest...............................   $ 15,458,696
  Dividends(a)...........................      2,131,735
                                            ------------
        Total income.....................     17,590,431
                                            ------------
Expenses:
  Advisory...............................      2,287,643
  Administration.........................      1,429,777
  Shareholder communication..............        205,033
  Custodian..............................         97,667
  Professional...........................         73,184
  Directors..............................         29,879
  Portfolio pricing......................          9,058
  Miscellaneous..........................         26,578
                                            ------------
        Total expenses...................      4,158,819
                                            ------------
Net investment income....................     13,431,612
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........     60,286,739
Net change in unrealized appreciation on
  investments............................     44,347,068
                                            ------------
Net realized and unrealized gain on
  investments............................    104,633,807
                                            ------------
Net increase in net assets resulting from
  operations.............................   $118,065,419
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $1,522.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999           1998
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $ 13,431,612   $ 11,612,124
  Net realized gain on investments..........................    60,286,739     15,978,852
  Net change in unrealized appreciation on investments......    44,347,068    103,139,834
                                                              ------------   ------------
  Net increase in net assets resulting from operations......   118,065,419    130,730,810
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................   (13,520,480)   (11,697,070)
  From net realized gain on investments.....................   (22,287,175)   (16,858,107)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (35,807,655)   (28,555,177)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    93,597,950     89,034,995
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    35,807,655     28,555,177
                                                              ------------   ------------
                                                               129,405,605    117,590,172
  Cost of shares redeemed...................................   (34,493,505)   (22,028,105)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    94,912,100     95,562,067
                                                              ------------   ------------
Net increase in net assets..................................   177,169,864    197,737,700
NET ASSETS:
Beginning of year...........................................   644,361,285    446,623,585
                                                              ------------   ------------
End of year.................................................  $821,531,149   $644,361,285
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     65,522   $     21,516
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                       YEAR ENDED DECEMBER 31
                                                  1999           1998           1997           1996           1995
                                              ------------------------------------------------------------------------
Net asset value at beginning of year........  $      19.99   $      16.47   $      14.56   $      13.26   $      10.58
                                              ------------   ------------   ------------   ------------   ------------
Net investment income.......................          0.39           0.38           0.37           0.30           0.31
Net realized and unrealized gain on
  investments...............................          3.00           4.07           2.21           1.30           2.69
                                              ------------   ------------   ------------   ------------   ------------
Total from investment operations............          3.39           4.45           2.58           1.60           3.00
                                              ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income................         (0.39)         (0.38)         (0.36)         (0.30)         (0.32)
  From net realized gain
    on investments..........................         (0.63)         (0.55)         (0.31)            --             --
                                              ------------   ------------   ------------   ------------   ------------
Total dividends and distributions...........         (1.02)         (0.93)         (0.67)         (0.30)         (0.32)
                                              ------------   ------------   ------------   ------------   ------------
Net asset value at end of year..............  $      22.36   $      19.99   $      16.47   $      14.56   $      13.26
                                              ============   ============   ============   ============   ============
Total investment return.....................         17.02%         27.13%         17.79%         12.08%         28.33%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.....................          1.88%          2.20%          2.46%          2.52%          3.06%
  Net expenses..............................          0.58%          0.60%          0.60%          0.69%          0.69%
  Expenses (before reimbursement)...........          0.58%          0.60%          0.60%          0.71%          0.81%
Portfolio turnover rate.....................           133%           158%           125%           175%           253%
Net assets at end of year (in 000's)........  $    821,531   $    644,361   $    446,624   $    332,897   $    194,893

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

COMMON STOCKS (96.2%)+
                                     SHARES         VALUE
                                   -----------------------
ALUMINUM (2.0%)
Reynolds Metals Co...............       87,300   $  6,689,362
                                                 ------------
AUTO PARTS & EQUIPMENT (0.9%)
Mark IV Industries, Inc..........      164,900      2,916,669
                                                 ------------
BANKS (5.0%)
Chase Manhattan Corp. (The)......       68,900      5,352,669
Fleet Boston Financial Corp. ....      183,330      6,382,175
Washington Mutual, Inc. .........      189,500      4,927,000
                                                 ------------
                                                   16,661,844
                                                 ------------
CHEMICALS (3.0%)
Air Products and Chemicals,
 Inc. ...........................      131,800      4,423,538
Geon Co. (The)...................       49,600      1,612,000
IMC Global Inc. .................      240,500      3,938,187
                                                 ------------
                                                    9,973,725
                                                 ------------
COMPUTER SYSTEMS (2.8%)
Seagate Technology, Inc. (a).....      198,200      9,228,687
                                                 ------------
CONTAINERS (4.9%)
Owens-Illinois, Inc. (a).........      168,400      4,220,525
Smurfit-Stone Container Corp.
 (a).............................      335,000      8,207,500
Temple-Inland Inc. ..............       57,000      3,758,438
                                                 ------------
                                                   16,186,463
                                                 ------------
ELECTRIC POWER COMPANIES (7.3%)
DTE Energy Co. ..................      110,500      3,466,937
Energy East Corp. ...............      142,600      2,967,863
Illinova Corp. ..................      202,700      7,043,825
Niagara Mohawk Holdings Inc.
 (a).............................      347,700      4,846,069
Texas Utilities Co. .............      160,300      5,700,669
                                                 ------------
                                                   24,025,363
                                                 ------------
ELECTRONICS--
 SEMICONDUCTORS (0.9%)
Adaptec, Inc. (a)................       62,500      3,117,187
                                                 ------------
ENGINEERING &
 CONSTRUCTION (1.9%)
Fluor Corp. .....................      137,100      6,289,462
                                                 ------------
FINANCE (7.6%)
American General Corp. ..........      117,700      8,930,487
AXA Financial, Inc. .............      247,300      8,377,288
Citigroup Inc. ..................       89,823      4,990,790
Franklin Resources, Inc. ........       24,400        782,325
SLM Holding Corp. ...............       51,500      2,175,875
                                                 ------------
                                                   25,256,765
                                                 ------------
FOOD (3.1%)
ConAgra, Inc. ...................      205,400      4,634,338
Heinz (H.J.) Co. ................      138,400      5,510,050
                                                 ------------
                                                   10,144,388
                                                 ------------
HEALTH CARE--DRUGS (0.6%)
Mylan Laboratories Inc. .........       77,500      1,952,031
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------
HEALTH CARE--
 MEDICAL PRODUCTS (1.6%)
Becton, Dickinson & Co. .........      191,700   $  5,127,975
                                                 ------------
HEALTH CARE--
 MISCELLANEOUS (3.1%)
Health Management Associates,
 Inc. Class A (a)................      276,000      3,691,500
Manor Care, Inc. (a).............       98,300      1,572,800
United HealthCare Corp. .........       95,500      5,073,438
                                                 ------------
                                                   10,337,738
                                                 ------------
HEAVY DUTY TRUCKS &
 PARTS (1.1%)
Dana Corp. ......................      116,879      3,499,065
                                                 ------------
HOTEL/MOTEL (1.5%)
Harrah's Entertainment, Inc.
 (a).............................      189,900      5,020,481
                                                 ------------
HOUSEWARES (0.7%)
Newell Rubbermaid Inc. ..........       77,500      2,247,500
                                                 ------------
INSURANCE (4.1%)
Allstate Corp. (The).............      246,900      5,925,600
Conseco, Inc. ...................      148,400      2,652,650
MGIC Investment Corp. ...........       85,500      5,146,031
                                                 ------------
                                                   13,724,281
                                                 ------------
LEISURE TIME (0.4%)
Callaway Golf Co. ...............       72,700      1,285,881
                                                 ------------
MACHINERY (4.9%)
American Standard Cos. Inc.
 (a).............................      232,200     10,652,175
Ingersoll-Rand Co. ..............      103,800      5,715,488
                                                 ------------
                                                   16,367,663
                                                 ------------
MANUFACTURING--
 DIVERSIFIED (1.8%)
Honeywell International Inc. ....      105,450      6,083,147
                                                 ------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (3.3%)
Coastal Corp. (The)..............      178,200      6,314,963
El Paso Energy Corp. ............      122,400      4,750,650
                                                 ------------
                                                   11,065,613
                                                 ------------
OIL & GAS SERVICES (9.0%)
Burlington Resources, Inc. ......      126,100      4,169,181
Noble Affiliates, Inc. ..........      311,000      6,667,063
Union Pacific Resources Group
 Inc. ...........................      660,700      8,423,925
Unocal Corp. ....................      176,800      5,933,850
Valero Energy Corp. .............      237,400      4,718,325
                                                 ------------
                                                   29,912,344
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
OIL--INTEGRATED DOMESTIC (4.0%)
Kerr-McGee Corp. ................       68,752   $  4,262,624
Sunoco, Inc. ....................      104,200      2,448,700
Tosco Corp. .....................      237,300      6,451,594
                                                 ------------
                                                   13,162,918
                                                 ------------
OIL--INTEGRATED
 INTERNATIONAL (1.3%)
Texaco Inc. .....................       79,200      4,301,550
                                                 ------------
PAPER & FOREST PRODUCTS (3.1%)
Georgia-Pacific Corp. ...........      176,500      8,957,375
International Paper Co. .........       23,800      1,343,212
                                                 ------------
                                                   10,300,587
                                                 ------------
RETAIL (4.7%)
Federated Department Stores, Inc.
 (a).............................      128,000      6,472,000
Office Depot, Inc. (a)...........      546,300      5,975,156
Payless ShoeSource, Inc. (a).....       68,300      3,210,100
                                                 ------------
                                                   15,657,256
                                                 ------------
STEEL (1.8%)
USX-U.S. Steel Group.............      181,300      5,982,900
                                                 ------------
TELECOMMUNICATIONS--
 LONG DISTANCE (2.9%)
AT&T Corp. ......................      185,900      9,434,425
                                                 ------------
TELEPHONE (3.8%)
Bell Atlantic Corp. .............      126,400      7,781,500
Nippon Telegraph & Telephone
 Corp. ADR (b) (c)...............       55,600      4,788,550
                                                 ------------
                                                   12,570,050
                                                 ------------
TEXTILES--HOME
 FURNISHINGS (1.3%)
Shaw Industries, Inc. ...........      282,900      4,367,269
                                                 ------------
TOYS (1.8%)
Hasbro, Inc. ....................      309,100      5,892,219
                                                 ------------
Total Common Stocks
 (Cost $299,900,524).............                 318,782,808
                                                 ------------

SHORT-TERM
INVESTMENTS (4.7%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
COMMERCIAL PAPER (1.1%)
American Express Credit Corp.
 6.45%, due 1/5/00...............  $ 3,585,000   $  3,582,426
                                                 ------------
Total Commercial Paper
 (Cost $3,582,426)...............                   3,582,426
                                                 ------------
                                     SHARES
                                   -----------
INVESTMENT COMPANY (3.6%)
Merrill Lynch Premier
 Institutional Fund..............   12,063,054     12,063,054
                                                 ------------
Total Investment Company
 (Cost $12,063,054)..............                  12,063,054
                                                 ------------
Total Short-Term Investments
 (Cost $15,645,480)..............                  15,645,480
                                                 ------------
Total Investments
 (Cost $315,546,004) (d).........        100.9%   334,428,288(e)
Liabilities in Excess of
 Cash and Other Assets...........         (0.9)    (2,955,235)
                                    ----------     ----------
Net Assets.......................        100.0%  $331,473,053
                                    ----------     ----------
                                    ----------     ----------

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) Segregated as collateral for foreign currency forward contract.
(d) The cost stated also represents the aggregate cost for Federal income tax purposes.
(e) At December 31, 1999 net unrealized appreciation was $18,882,284, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $43,098,973 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $24,216,689.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $315,546,004).........   $334,428,288
Cash.....................................         17,535
Receivables:
  Investment securities sold.............      1,631,552
  Dividends..............................        634,164
  Fund shares sold.......................         48,434
                                            ------------
        Total assets.....................    336,759,973
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      4,862,675
  Fund shares redeemed...................        171,454
  Adviser................................         99,303
  Administrator..........................         55,168
  Shareholder communication..............         31,546
  Custodian..............................          9,105
  Directors..............................            296
Unrealized depreciation on foreign
  currency forward contract..............         41,023
Accrued expenses.........................         16,350
                                            ------------
        Total liabilities................      5,286,920
                                            ------------
Net assets applicable to outstanding
  shares.................................   $331,473,053
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $    221,047
Additional paid-in capital...............    320,596,870
Accumulated undistributed net investment
  income.................................          2,787
Accumulated net realized loss on
  investments............................     (8,188,912)
Net unrealized appreciation on
  investments............................     18,882,284
Net unrealized depreciation on foreign
  currency forward contract..............        (41,023)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $331,473,053
                                            ============
Shares of capital stock outstanding......     22,104,725
                                            ============
Net asset value per share outstanding....   $      15.00
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends(a)...........................   $  5,674,181
  Interest...............................        730,921
                                            ------------
        Total income.....................      6,405,102
                                            ------------
Expenses:
  Advisory...............................      1,195,407
  Administration.........................        664,115
  Shareholder communication..............         98,123
  Professional...........................         49,526
  Custodian..............................         35,418
  Directors..............................         13,951
  Miscellaneous..........................         19,529
                                            ------------
        Total expenses...................      2,076,069
                                            ------------
Net investment income....................      4,329,033
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  FORWARD CONTRACT TRANSACTIONS:
Net realized loss from:
  Security transactions..................     (7,116,844)
  Foreign currency forward contract
    transactions.........................       (235,199)
                                            ------------
Net realized loss on investments and
  foreign currency forward contract
  transactions...........................     (7,352,043)
                                            ------------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions..................     28,900,867
  Foreign currency forward contract......         37,993
                                            ------------
Net unrealized gain on investments and
  foreign currency forward contract
  transactions...........................     28,938,860
                                            ------------
Net realized and unrealized gain on
  investments and foreign currency
  forward contract transactions..........     21,586,817
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 25,915,850
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes of $6,440.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:

Operations:
  Net investment income.....................................  $ 4,329,033    $  5,023,618
  Net realized gain (loss) on investments...................   (7,116,844)     21,769,146
  Net realized loss on foreign currency forward contract
    transactions............................................     (235,199)             --
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   28,900,867     (44,777,169)
  Net unrealized appreciation (depreciation) on foreign
    currency forward contract...............................       37,993         (79,016)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................   25,915,850     (18,063,421)
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................   (4,091,047)     (5,031,657)
  From net realized gain on investments.....................           --     (24,497,929)
  In excess of net realized gain on investments.............           --      (1,072,068)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (4,091,047)    (30,601,654)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   29,009,373      90,387,964
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    4,091,047      30,601,654
                                                              ------------   ------------
                                                               33,100,420     120,989,618
  Cost of shares redeemed...................................  (43,195,183)    (16,760,962)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................  (10,094,763)    104,228,656
                                                              ------------   ------------
Net increase in net assets..................................   11,730,040      55,563,581
NET ASSETS:
Beginning of year...........................................  319,743,013     264,179,432
                                                              ------------   ------------
End of year.................................................  $331,473,053   $319,743,013
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     2,787    $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                           MAY 1,
                                                                                                          1995 (a)
                                                                                                          THROUGH
                                                             YEAR ENDED DECEMBER 31                     DECEMBER 31,
                                                1999           1998           1997           1996           1995
                                            ------------------------------------------------------------------------
Net asset value at beginning of period....  $      13.96   $      16.09   $      13.90   $      11.58   $      10.00
                                            ------------   ------------   ------------   ------------   ------------
Net investment income.....................          0.20           0.24           0.21           0.17           0.10
Net realized and unrealized gain (loss) on
  investments.............................          1.03          (0.90)          2.94           2.52           1.58
                                            ------------   ------------   ------------   ------------   ------------
Total from investment operations..........          1.23          (0.66)          3.15           2.69           1.68
                                            ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income..............         (0.19)         (0.24)         (0.21)         (0.17)         (0.10)
  From net realized gain on investments...            --          (1.23)         (0.75)         (0.20)            --
                                            ------------   ------------   ------------   ------------   ------------
Total dividends and distributions.........         (0.19)         (1.47)         (0.96)         (0.37)         (0.10)
                                            ------------   ------------   ------------   ------------   ------------
Net asset value at end of period..........  $      15.00   $      13.96   $      16.09   $      13.90   $      11.58
                                            ============   ============   ============   ============   ============
Total investment return...................          8.80%         (4.14%)        22.89%         23.22%         16.76%(b)

Ratios (to average net
assets)/Supplemental Data:
  Net investment income...................          1.30%          1.60%          1.78%          2.10%          2.57%+
  Net expenses............................          0.63%          0.65%          0.65%          0.73%          0.73%+
  Expenses (before reimbursement).........          0.63%          0.65%          0.65%          0.79%          1.45%+
Portfolio turnover rate...................            74%            69%            48%            41%            20%
Net assets at end of period (in 000's)....  $    331,473   $    319,743   $    264,179   $    120,415   $     24,429

------------
(a) Commencement of Operations.
(b) Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

LONG-TERM BONDS (97.1%)+
CORPORATE BONDS (52.6%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AUTOMOBILES (1.7%)
DaimlerChrysler North America
 Holding Corp.
 6.90%, due 9/1/04...............  $ 5,000,000   $  4,950,000
                                                 ------------
BANKS--MAJOR REGIONAL (3.2%)
Fleet National Bank
 5.75%, due 1/15/09..............    5,000,000      4,393,750
Popular Inc.
 6.20%, due 4/30/01..............    5,000,000      4,925,000
                                                 ------------
                                                    9,318,750
                                                 ------------
BANKS--MONEY CENTER (1.4%)
Bank of America Corp.
 7.75%, due 7/15/02..............    4,000,000      4,065,000
                                                 ------------
BANKS--SAVINGS & LOANS (0.4%)
Golden West Financial Corp.
 10.25%, due 12/1/00 (a).........    1,000,000      1,027,500
                                                 ------------
BROADCAST/MEDIA (1.5%)
News America Inc.
 7.125%, due 4/8/28..............    5,000,000      4,375,000
                                                 ------------
CHEMICALS (2.4%)
Rohm & Haas Co.
 6.95%, due 7/15/04..............    2,000,000      1,977,028
 7.85%, due 7/15/29..............    5,000,000      5,025,100
                                                 ------------
                                                    7,002,128
                                                 ------------
CONTAINERS--METAL & GLASS (1.5%)
Owens-Illinois, Inc.
 7.80%, due 5/15/18..............    5,000,000      4,381,250
                                                 ------------
DISTRIBUTION/WHOLESALE (2.2%)
Pepsi Bottling Group, Inc.
 Series B
 7.00%, due 3/1/29...............    7,000,000      6,361,250
                                                 ------------
ELECTRIC POWER COMPANIES (2.9%)
Commonwealth Edison Co.
 6.95%, due 7/15/18..............    5,000,000      4,518,750
Niagara Mohawk Power Corp.
 7.125%, due 7/1/01..............    3,780,489      3,775,763
                                                 ------------
                                                    8,294,513
                                                 ------------
ELECTRONICS--DEFENSE (1.7%)
Raytheon Co.
 5.95%, due 3/15/01..............    5,000,000      4,912,500
                                                 ------------
FINANCIAL--MISCELLANEOUS (15.3%)
Chrysler Financial Corp.
 5.875%, due 2/7/01..............    5,000,000      4,950,000
CIT Group Inc.
 6.50%, due 6/14/02..............    3,000,000      2,958,750
 7.125%, due 10/15/04............    2,000,000      1,985,000

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FINANCIAL--MISCELLANEOUS (Continued)
Finova Capital Corp.
 7.25%, due 11/8/04..............  $ 5,000,000   $  4,943,750
Ford Motor Credit Corp.
 7.375%, due 10/28/09............    5,000,000      4,942,050
General Motors Acceptance Corp.
 5.625%, due 2/15/01.............    6,000,000      5,917,500
Household Finance Corp.
 6.50%, due 11/15/08.............    7,000,000      6,474,370
John Deere Capital Corp.
 5.35%, due 10/23/01.............    5,000,000      4,862,500
Norwest Financial, Inc.
 6.85%, due 7/15/09..............    7,000,000      6,702,500
                                                 ------------
                                                   43,736,420
                                                 ------------
OIL--INTEGRATED DOMESTIC (1.6%)
Conoco, Inc.
 6.95%, due 4/15/29..............    5,000,000      4,518,750
                                                 ------------
PAPER & FOREST PRODUCTS (1.6%)
Champion International Corp.
 9.875%, due 6/1/00 (a)..........    4,500,000      4,556,250
                                                 ------------
RAILROADS (4.8%)
CSX Corp.
 7.05%, due 5/1/02...............    7,000,000      6,973,750
Norfolk Southern Corp.
 7.80%, due 5/15/27..............    7,000,000      6,851,250
                                                 ------------
                                                   13,825,000
                                                 ------------
RETAIL STORES--DEPARTMENT (2.4%)
Harcourt General, Inc.
 9.50%, due 3/15/00 (a)..........    2,000,000      2,010,000
Penney (J.C.) Co., Inc.
 6.95%, due 4/1/00 (a)...........    5,000,000      5,000,000
                                                 ------------
                                                    7,010,000
                                                 ------------
RETAIL STORES--GENERAL
 MERCHANDISE (1.7%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    5,000,000      4,870,800
                                                 ------------
TELECOMMUNICATIONS--
 LONG DISTANCE (4.6%)
MCI Worldcom Inc.
 6.40%, due 8/15/05..............    8,000,000      7,680,000
Sprint Capital Corp.
 6.90%, due 5/1/19...............    6,000,000      5,460,000
                                                 ------------
                                                   13,140,000
                                                 ------------
UTILITY--ELECTRIC (1.7%)
Cleveland Electric Illuminating
 Co.
 7.88%, due 11/1/17..............    5,000,000      4,756,250
                                                 ------------
Total Corporate Bonds
 (Cost $157,334,282).............                 151,101,361
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

U.S. GOVERNMENT &
FEDERAL AGENCIES (44.5%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FEDERAL HOME LOAN BANK (1.7%)
   5.625%, due 3/19/01...........  $ 5,000,000   $  4,953,250
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (2.4%)
   5.91%, due 8/25/03............    7,000,000      6,755,350
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (27.4%)
   5.125%, due 2/15/04...........   15,000,000     14,096,550
   6.00%, due 2/1/14-10/1/28.....   12,905,251     11,965,280
   6.375%, due 6/15/09...........    5,000,000      4,773,050
   6.50%, due 11/1/09-6/1/29.....   18,044,861     17,128,634
   7.00%, due 2/1/27-1/1/28......   15,308,922     14,796,992
   7.50%, due 7/1/28.............    4,567,651      4,516,266
   8.00%, due 5/1/25-12/1/29.....   11,409,996     11,495,571
                                                 ------------
                                                   78,772,343
                                                 ------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION I
(MORTGAGE PASS-THROUGH
SECURITY) (0.6%)
   9.00%, due 4/15/26............    1,685,432      1,764,950
                                                 ------------
UNITED STATES TREASURY
 BONDS (3.8%)
   5.25%, due 2/15/29............    8,000,000      6,614,960
   7.125%, due 2/15/23...........    4,000,000      4,161,760
                                                 ------------
                                                   10,776,720
                                                 ------------
UNITED STATES TREASURY
 NOTES (8.6%)
   6.00%, due 8/15/09............    5,000,000      4,843,750
   6.125%, due 8/15/07...........    5,000,000      4,876,350
   6.50%, due 8/15/05............   10,000,000      9,997,400
   7.00%, due 7/15/06............    5,000,000      5,120,000
                                                 ------------
                                                   24,837,500
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
Total U.S. Government &
 Federal Agencies
   (Cost $132,476,931)...........                $127,860,113
                                                 ------------
Total Long-Term Bonds
 (Cost $289,811,213).............                 278,961,474
                                                 ------------
SHORT-TERM
INVESTMENT (1.2%)
COMMERCIAL PAPER (1.2%)
Associates Corp. of North America
   5.07%, due on demand (b)......  $ 3,457,000      3,457,000
                                                 ------------
Total Short-Term Investment
 (Cost $3,457,000)...............                   3,457,000
                                                 ------------
Total Investments
 (Cost $293,268,213) (c).........         98.3%   282,418,474(d)
Cash and Other Assets,
 Less Liabilities................          1.7      4,942,648
                                    ----------   ------------
Net Assets.......................        100.0%  $287,361,122
                                    ==========   ============

------------
(a) Long-term security maturing within the subsequent twelve month period.
(b) Adjustable rate. Rate shown is the rate in effect at December 31, 1999.
(c) The cost stated also represents the aggregate cost for Federal income tax purposes.
(d) At December 31, 1999, net unrealized depreciation was $10,849,739, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $122,546 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,972,285.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $293,268,213).........   $282,418,474
Cash.....................................          2,415
Receivables:
  Interest...............................      4,754,200
  Fund shares sold.......................        638,384
                                            ------------
        Total assets.....................    287,813,473
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................        296,053
  Adviser................................         61,474
  Administrator..........................         49,180
  Shareholder communication..............         23,567
  Directors..............................            260
Accrued expenses.........................         21,817
                                            ------------
        Total liabilities................        452,351
                                            ------------
Net assets applicable to outstanding
  shares.................................   $287,361,122
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $    234,721
Additional paid-in capital...............    301,427,423
Accumulated net realized loss on
  investments............................     (3,451,283)
Net unrealized depreciation on
  investments............................    (10,849,739)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $287,361,122
                                            ============
Shares of capital stock outstanding......     23,472,084
                                            ============
Net asset value per share outstanding....   $      12.24
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Interest...............................   $ 18,603,215
                                            ------------
Expenses:
  Advisory...............................        731,761
  Administration.........................        585,409
  Shareholder communication..............         56,494
  Professional...........................         54,015
  Directors..............................         12,485
  Portfolio pricing......................          8,142
  Miscellaneous..........................         13,454
                                            ------------
        Total expenses...................      1,461,760
                                            ------------
Net investment income....................     17,141,455
                                            ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments.........     (3,386,687)
Net change in unrealized appreciation on
  investments............................    (18,241,917)
                                            ------------
Net realized and unrealized loss on
  investments............................    (21,628,604)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $ (4,487,149)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $ 17,141,455   $ 14,515,227
  Net realized gain (loss) on investments...................    (3,386,687)     6,948,226
  Net change in unrealized appreciation on investments......   (18,241,917)        19,352
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................    (4,487,149)    21,482,805
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................   (17,287,214)   (14,391,518)
  From net realized gain on investments.....................       (25,226)    (7,064,292)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (17,312,440)   (21,455,810)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    59,285,805     63,383,438
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    17,312,440     21,455,810
                                                              ------------   ------------
                                                                76,598,245     84,839,248
  Cost of shares redeemed...................................   (44,829,765)   (36,423,049)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    31,768,480     48,416,199
                                                              ------------   ------------
Net increase in net assets..................................     9,968,891     48,443,194
NET ASSETS:
Beginning of year...........................................   277,392,231    228,949,037
                                                              ------------   ------------
End of year.................................................  $287,361,122   $277,392,231
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $         --   $      7,643
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                      YEAR ENDED DECEMBER 31
                                                1999             1998           1997           1996           1995
                                            --------------------------------------------------------------------------
Net asset value at beginning of year......  $      13.23     $      13.14   $      12.83   $      13.42   $      12.09
                                            ------------     ------------   ------------   ------------   ------------
Net investment income.....................          0.78             0.74           0.88           0.87           0.88
Net realized and unrealized gain (loss) on
  investments.............................         (0.99)            0.46           0.35          (0.59)          1.33
                                            ------------     ------------   ------------   ------------   ------------
Total from investment operations..........         (0.21)            1.20           1.23           0.28           2.21
                                            ------------     ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income..............         (0.78)           (0.74)         (0.88)         (0.87)         (0.88)
  From net realized gain
    on investments........................         (0.00)(a)        (0.37)         (0.04)            --             --
                                            ------------     ------------   ------------   ------------   ------------
Total dividends and distributions.........         (0.78)           (1.11)         (0.92)         (0.87)         (0.88)
                                            ------------     ------------   ------------   ------------   ------------
Net asset value at end of year............  $      12.24     $      13.23   $      13.14   $      12.83   $      13.42
                                            ============     ============   ============   ============   ============
Total investment return...................         (1.53%)           9.12%          9.65%          2.05%         18.31%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income...................          5.86%            5.86%          6.42%          6.31%          6.55%
  Net expenses............................          0.50%            0.52%          0.50%          0.58%          0.62%
  Expenses (before reimbursement).........          0.50%            0.52%          0.50%          0.58%          0.91%
Portfolio turnover rate...................           161%             206%           187%           103%            81%
Net assets at end of year (in 000's)......  $    287,361     $    277,392   $    228,949   $    226,375   $    235,030

---------------
(a) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

COMMON STOCKS (93.9%)+
                                    SHARES          VALUE
                                  ------------------------
AEROSPACE/DEFENSE (1.1%)
United Technologies Corp........      220,000   $   14,300,000
                                                --------------
ALUMINUM (1.1%)
Alcoa Inc.......................      175,000       14,525,000
                                                --------------
BANKS--MAJOR REGIONAL (1.7%)
Bank of New York Co., Inc.
 (The)..........................      300,000       12,000,000
Mellon Financial Corp...........      286,000        9,741,875
                                                --------------
                                                    21,741,875
                                                --------------
BANKS--MONEY CENTER (0.8%)
Chase Manhattan Corp. (The).....      140,000       10,876,250
                                                --------------
BEVERAGES--ALCOHOLIC (0.9%)
Anheuser-Busch Cos., Inc........      160,000       11,340,000
                                                --------------
BIOTECHNOLOGY (0.2%)
Genentech, Inc. (a).............       15,000        2,017,500
                                                --------------
BROADCAST/MEDIA (6.8%)
AMFM Inc. (a)...................      189,578       14,834,479
CBS Corp. (a)...................      266,000       17,007,375
Clear Channel Communications,
 Inc. (a).......................      100,000        8,925,000
Comcast Corp. Special Class A...      450,000       22,753,125
MediaOne Group Inc. (a).........      180,000       13,826,250
Spanish Broadcasting System,
 Inc. (a).......................       25,000        1,006,250
USA Networks, Inc. (a)..........      197,000       10,884,250
                                                --------------
                                                    89,236,729
                                                --------------
CHEMICALS (1.4%)
Eastman Chemical Co.............      137,500        6,557,031
Praxair, Inc....................      125,000        6,289,063
Rohm & Haas Co..................      133,600        5,435,850
                                                --------------
                                                    18,281,944
                                                --------------
COMMUNICATIONS--EQUIPMENT
 MANUFACTURERS (12.6%)
ADC Telecommunications, Inc.
 (a)............................      250,000       18,140,625
Cisco Systems, Inc. (a).........      275,000       29,459,375
Hughes Electronics Corp. (a)....      160,000       15,360,000
JDS Uniphase Corp. (a)..........       50,000        8,065,625
Lucent Technologies Inc.........      200,000       14,962,500
Nokia Corp. ADR (b).............      125,000       23,750,000
Nortel Networks Corp............      235,000       23,735,000
QUALCOMM, Inc. (a)..............       88,000       15,499,000
Tellabs, Inc. (a)...............      260,000       16,688,750
                                                --------------
                                                   165,660,875
                                                --------------

                                    SHARES          VALUE
                                  ------------------------
COMPUTER SOFTWARE & SERVICES
 (4.3%)
ACNielson Corp. (a).............      230,000   $    5,663,750
America Online Inc. (a).........      220,000       16,596,250
Mercury Interactive Corp. (a)...       60,000        6,476,250
Microsoft Corp. (a).............      125,000       14,593,750
Oracle Corp. (a)................       76,400        8,561,575
Yahoo! Inc. (a).................       11,800        5,105,713
                                                --------------
                                                    56,997,288
                                                --------------
COMPUTER SYSTEMS (4.5%)
Comdisco, Inc...................      500,000       18,625,000
Compaq Computer Corp............      232,000        6,278,500
EMC Corp. (a)...................      155,000       16,933,750
Sun Microsystems, Inc. (a)......      230,000       17,810,625
                                                --------------
                                                    59,647,875
                                                --------------
COMPUTERS--NETWORKING (0.2%)
Sycamore Networks, Inc. (a).....       10,000        3,080,000
                                                --------------
CONTAINERS--PAPER (0.9%)
Smurfit-Stone Container Corp.
 (a)............................      500,000       12,250,000
                                                --------------
COSMETICS/PERSONAL CARE (1.0%)
Avon Products, Inc..............      400,000       13,200,000
                                                --------------
ELECTRIC POWER COMPANIES (0.4%)
Duke Energy Corp................      100,000        5,012,500
                                                --------------
ELECTRICAL EQUIPMENT (3.3%)
General Electric Co.............      200,000       30,950,000
SCI Systems, Inc. (a)...........      150,000       12,328,125
                                                --------------
                                                    43,278,125
                                                --------------
ELECTRONICS--SEMICONDUCTORS
 (7.4%)
Advanced Micro Devices, Inc.
 (a)............................      300,000        8,681,250
Applied Materials, Inc. (a).....      120,000       15,202,500
Intel Corp......................      175,000       14,404,688
Motorola, Inc...................      110,000       16,197,500
National Semiconductor Corp.
 (a)............................      250,000       10,703,125
Rambus Inc. (a).................       40,000        2,697,500
Texas Instruments Inc...........      200,000       19,375,000
Vitesse Semiconductor Corp.
 (a)............................      180,000        9,438,750
                                                --------------
                                                    96,700,313
                                                --------------
ENTERTAINMENT (1.1%)
Time Warner Inc.................      200,000       14,487,500
                                                --------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
FINANCIAL-- MISCELLANEOUS (3.9%)
American Express Co.............       90,000   $   14,962,500
American General Corp...........      140,000       10,622,500
Citigroup Inc...................      300,000       16,668,750
Freddie Mac.....................      200,000        9,412,500
                                                --------------
                                                    51,666,250
                                                --------------
FOOD (0.3%)
International Home Foods, Inc.
 (a)............................      216,000        3,753,000
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS
 (1.1%)
SYSCO Corp......................      360,000       14,242,500
                                                --------------
HEALTH CARE-- DIVERSIFIED (3.3%)
Bristol-Myers Squibb Co.........      190,000       12,195,625
Johnson & Johnson...............      130,000       12,106,250
Warner-Lambert Co...............      227,250       18,620,297
                                                --------------
                                                    42,922,172
                                                --------------
HEALTH CARE--DRUGS (2.7%)
Glaxo Wellcome PLC ADR (b)......      180,000       10,057,500
Lilly (Eli) & Co................      200,000       13,300,000
SmithKline Beecham PLC ADR (b)..      182,300       11,746,956
                                                --------------
                                                    35,104,456
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS
 (0.5%)
Guidant Corp. (a)...............      125,000        5,875,000
                                                --------------
HEALTH CARE--MISCELLANEOUS
 (0.7%)
Amgen Inc. (a)..................      160,000        9,610,000
                                                --------------
HOUSEHOLD PRODUCTS (1.0%)
Procter & Gamble Co. (The)......      120,000       13,147,500
                                                --------------
INSURANCE BROKERS (1.0%)
Marsh & McLennan Cos., Inc......      135,000       12,917,813
                                                --------------
INSURANCE--LIFE (0.8%)
ReliaStar Financial Corp........      275,000       10,776,562
                                                --------------
INSURANCE--MULTI-LINE (1.0%)
American International Group,
 Inc............................      119,750       12,947,969
                                                --------------
INSURANCE--PROPERTY & CASUALTY
 (0.8%)
Allstate Corp. (The)............      443,000       10,632,000
                                                --------------
LEISURE TIME (0.5%)
Mirage Resorts, Inc. (a)........      400,000        6,125,000
                                                --------------

                                    SHARES          VALUE
                                  ------------------------
MANUFACTURING--DIVERSIFIED
 (1.1%)
Honeywell International Inc.....      260,000   $   14,998,750
                                                --------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (1.7%)
Coastal Corp. (The).............      280,000        9,922,500
Enron Corp......................      270,000       11,981,250
                                                --------------
                                                    21,903,750
                                                --------------
OIL & GAS--EQUIPMENT & SERVICES
 (1.7%)
Halliburton Co..................      250,000       10,062,500
Schlumberger Ltd................      185,000       10,406,250
Transocean Sedco Forex Inc......       35,816        1,206,551
                                                --------------
                                                    21,675,301
                                                --------------
OIL--INTEGRATED DOMESTIC (0.5%)
USX-Marathon Group..............      250,000        6,171,875
                                                --------------
OIL--INTEGRATED INTERNATIONAL
 (2.5%)
BP Amoco PLC ADR (b)............      131,582        7,804,457
Chevron Corp....................      120,000       10,395,000
Exxon Mobil Corp................      184,821       14,889,642
                                                --------------
                                                    33,089,099
                                                --------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp..............      175,000        7,087,500
                                                --------------
PUBLISHING (1.0%)
McGraw-Hill Cos., Inc. (The)....      214,000       13,187,750
                                                --------------
REAL ESTATE INVESTMENT/
 MANAGEMENT (1.0%)
First Industrial Realty Trust,
 Inc............................      350,000        9,603,125
Liberty Property Trust..........      166,500        4,037,625
                                                --------------
                                                    13,640,750
                                                --------------
RETAIL STORES--FOOD (0.9%)
Kroger Co. (The) (a)............      540,000       10,192,500
Smart & Final Inc...............      163,000        1,181,750
                                                --------------
                                                    11,374,250
                                                --------------
RETAIL STORES--GENERAL
 MERCHANDISE (2.1%)
Dayton Hudson Corp..............      140,000       10,281,250
Wal-Mart Stores, Inc............      250,000       17,281,250
                                                --------------
                                                    27,562,500
                                                --------------
RETAIL STORES-- SPECIALTY (1.0%)
Circuit City Stores-Circuit City
 Group..........................      300,000       13,518,750
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
SEMICONDUCTORS (0.9%)
Novellus Systems, Inc. (a)......      100,000   $   12,253,130
                                                --------------
SPECIALIZED SERVICES (2.2%)
Cendant Corp. (a)...............      630,000       16,734,375
Young & Rubicam Inc. (a)........      175,000       12,381,250
                                                --------------
                                                    29,115,625
                                                --------------
TECHNOLOGY (0.0%) (c)
Symyx Technologies, Inc. (a)....       17,500          525,000
                                                --------------
TELECOMMUNICATIONS--LONG
 DISTANCE (5.8%)
Allegiance Telecom, Inc. (a)....      126,000       11,623,500
Loral Space & Communications
 Ltd. (a).......................      500,000       12,156,250
MCI WorldCom, Inc. (a)..........      225,000       11,939,062
Qwest Communications
 International Inc. (a).........      400,000       17,200,000
Sprint Corp. (FON Group)........      250,000       16,828,125
Sprint Corp. (PCS Group) (a)....       55,000        5,637,500
Time Warner Telecom Inc. Class A
 (a)............................       22,500        1,123,594
                                                --------------
                                                    76,508,031
                                                --------------
TELECOMMUNICATIONS--SERVICES
 (0.1%)
Triton PCS Holdings, Inc. Class
 A (a)..........................       30,000        1,365,000
                                                --------------
TELEPHONE (3.2%)
ALLTEL Corp.....................      175,000       14,470,312
Bell Atlantic Corp..............      200,000       12,312,500
GTE Corp........................       30,000        2,116,875
SBC Communications Inc..........      271,096       13,215,930
                                                --------------
                                                    42,115,617
                                                --------------
TEXTILES--HOME FURNISHINGS
 (0.4%)
WestPoint Stevens Inc...........      260,000        4,550,000
                                                --------------
Total Common Stocks (Cost
 $774,206,199)..................                 1,232,996,674
                                                --------------

SHORT-TERM
INVESTMENTS (5.8%)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                  ------------------------
COMMERCIAL PAPER (5.8%)
Associates Corp. of North
 America
 5.20%, due on demand (d).......  $ 3,675,000   $    3,675,000
Federal Home Loan Banks Discount
 Note
 2.00%, due 1/06/00.............   25,000,000       24,993,055
Federal Home Loan Banks Discount
 Note
 5.76%, due 1/21/00.............   20,000,000       19,935,949
Federal National Mortgage Corp.
 Discount Note
 5.75%, due 1/18/00.............   18,700,000       18,649,184
Galaxy Funding Inc.
 5.60%, due 1/03/00.............    9,100,000        9,097,168
                                                --------------
Total Short-Term Investments
 (Cost $76,350,356).............                    76,350,356
                                                --------------
Total Investments
 (Cost $850,556,555) (e)........         99.7%   1,309,347,030(f)
Cash and Other Assets,
 Less Liabilities...............          0.3        3,558,448
                                   ----------   --------------
Net Assets......................        100.0%  $1,312,905,478
                                   ==========   ==============

------------
(a)  Non-income producing security.
(b)  ADR--American Depository Receipt.
(c)  Less than one tenth of a percent.
(d)  Adjustable rate. Rate shown is the rate in effect at December 31, 1999.
(e)  The cost for Federal income tax purposes is $850,361,598.
(f) At December 31, 1999 net unrealized appreciation was $458,985,432, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $477,898,129 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $18,912,697.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $850,556,555).......   $1,309,347,030
Receivables:
  Fund shares sold.....................        4,299,435
  Dividends and interest...............          771,954
                                          --------------
        Total assets...................    1,314,418,419
                                          --------------
LIABILITIES:
Payables:
  Fund shares redeemed.................          898,925
  Adviser..............................          263,295
  Administrator........................          210,634
  Shareholder communication............          103,205
  Custodian............................           11,787
  Directors............................              957
Accrued expenses.......................           24,138
                                          --------------
        Total liabilities..............        1,512,941
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,312,905,478
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares
  authorized...........................   $      472,692
Additional paid-in capital.............      853,447,354
Accumulated undistributed net realized
  gain on investments..................          194,957
Net unrealized appreciation on
  investments..........................      458,790,475
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,312,905,478
                                          ==============
Shares of capital stock outstanding....       47,269,160
                                          ==============
Net asset value per share
  outstanding..........................   $        27.78
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $    9,381,337
  Interest.............................        2,920,456
                                          --------------
        Total income...................       12,301,793
                                          --------------
Expenses:
  Advisory.............................        2,737,555
  Administration.......................        2,190,044
  Shareholder communication............          258,197
  Professional.........................           90,803
  Directors............................           45,294
  Miscellaneous........................           49,342
                                          --------------
        Total expenses.................        5,371,235
                                          --------------
Net investment income..................        6,930,558
                                          --------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.......      116,289,799
Net change in unrealized appreciation
  on investments.......................      175,477,844
                                          --------------
Net realized and unrealized gain on
  investments..........................      291,767,643
                                          --------------
Net increase in net assets resulting
  from operations......................   $  298,698,201
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $61,298.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                    1999             1998
                                                              --------------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $      6,930,558   $   7,259,332
  Net realized gain on investments..........................       116,289,799      73,678,921
  Net change in unrealized appreciation on investments......       175,477,844     123,768,075
                                                              ----------------   -------------
  Net increase in net assets resulting from operations......       298,698,201     204,706,328
                                                              ----------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................        (6,931,381)     (7,247,513)
  From net realized gain on investments.....................      (116,319,036)    (73,678,921)
                                                              ----------------   -------------
    Total dividends and distributions to shareholders.......      (123,250,417)    (80,926,434)
                                                              ----------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................       163,123,595     121,819,072
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       123,250,417      80,926,434
                                                              ----------------   -------------
                                                                   286,374,012     202,745,506
  Cost of shares redeemed...................................      (145,652,758)    (88,843,247)
                                                              ----------------   -------------
  Increase in net assets derived from capital share
    transactions............................................       140,721,254     113,902,259
                                                              ----------------   -------------
Net increase in net assets..................................       316,169,038     237,682,153
NET ASSETS:
Beginning of year...........................................       996,736,440     759,054,287
                                                              ----------------   -------------
End of year.................................................  $  1,312,905,478   $ 996,736,440
                                                              ================   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                      YEAR ENDED DECEMBER 31
                                               1999            1998            1997            1996            1995
                                           -----------------------------------------------------------------------------
Net asset value at beginning of year.....  $       23.62   $       20.31   $       18.63   $       17.22   $       14.69
                                           -------------   -------------   -------------   -------------   -------------
Net investment income....................           0.16            0.19            0.16            0.18            0.22
Net realized and unrealized gain on
  investments............................           6.89            5.21            4.74            4.06            4.06
                                           -------------   -------------   -------------   -------------   -------------
Total from investment operations.........           7.05            5.40            4.90            4.24            4.28
                                           -------------   -------------   -------------   -------------   -------------
Less dividends and distributions:
  From net investment income.............          (0.16)          (0.19)          (0.16)          (0.18)          (0.22)
  From net realized gain
    on investments.......................          (2.73)          (1.90)          (3.06)          (2.65)          (1.53)
                                           -------------   -------------   -------------   -------------   -------------
Total dividends and distributions........          (2.89)          (2.09)          (3.22)          (2.83)          (1.75)
                                           -------------   -------------   -------------   -------------   -------------
Net asset value at end of year...........  $       27.78   $       23.62   $       20.31   $       18.63   $       17.22
                                           =============   =============   =============   =============   =============
Total investment return..................          29.96%          26.59%          26.75%          24.50%          29.16%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income..................           0.63%           0.84%           0.80%           0.98%           1.29%
  Net expenses...........................           0.49%           0.51%           0.50%           0.58%           0.62%
  Expenses (before reimbursement)........           0.49%           0.51%           0.50%           0.58%           0.91%
Portfolio turnover rate..................             71%             69%            103%            104%            104%
Net assets at end of year (in 000's).....  $   1,312,905   $     996,736   $     759,054   $     564,685   $     427,507

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

COMMON STOCKS (96.7%)+
                                    SHARES          VALUE
                                  ------------------------
AEROSPACE/DEFENSE (0.9%)
Boeing Co. (The)................      111,567   $    4,637,004
General Dynamics Corp. .........       23,783        1,254,553
Goodrich (B.F.) Co. (The).......       13,126          360,965
Lockheed Martin Corp. ..........       47,208        1,032,675
Northrop Grumman Corp. .........        8,220          444,394
Raytheon Co. Class B............       40,326        1,071,159
Rockwell International Corp. ...       22,968        1,099,593
United Technologies Corp. ......       57,684        3,749,460
                                                --------------
                                                    13,649,803
                                                --------------
AIRLINES (0.2%)
AMR Corp. (a)...................       18,365        1,230,455
Delta Air Lines, Inc. ..........       16,813          837,498
Southwest Airlines Co. .........       60,273          975,669
US Airways Group, Inc. (a)......        8,784          281,637
                                                --------------
                                                     3,325,259
                                                --------------
ALUMINUM (0.3%)
Alcan Aluminum Ltd. ............       27,079        1,115,316
Alcoa Inc. .....................       43,979        3,650,257
Reynolds Metals Co. ............        7,757          594,380
                                                --------------
                                                     5,359,953
                                                --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .......        9,064          141,058
Delphi Automotive Systems
 Corp. .........................       67,432        1,062,054
Genuine Parts Co. ..............       21,480          532,973
Goodyear Tire & Rubber Co.
 (The)..........................       18,655          525,838
                                                --------------
                                                     2,261,923
                                                --------------
AUTOMOBILES (0.9%)
Ford Motor Co. .................      144,944        7,745,445
General Motors Corp. ...........       76,386        5,552,307
                                                --------------
                                                    13,297,752
                                                --------------
BANKS--MAJOR REGIONAL (3.2%)
AmSouth Bancorp.................       46,886          905,486
Bank of New York Co., Inc.
 (The)..........................       87,656        3,506,240
Bank One Corp. .................      136,941        4,390,671
BB&T Corp. .....................       37,675        1,031,353
Comerica Inc. ..................       18,706          873,336
Fifth Third Bancorp.............       36,050        2,645,169
Firstar Corp. ..................      116,171        2,454,112
FleetBoston Financial Corp. ....      110,310        3,840,167
Huntington Bancshares Inc. .....       27,584          658,568
KeyCorp.........................       53,669        1,187,427
Mellon Financial Corp. .........       62,304        2,122,230
National City Corp. ............       75,130        1,779,642
Northern Trust Corp. ...........       26,748        1,417,644
Old Kent Financial Corp. .......       14,200          502,325
PNC Bank Corp. .................       36,416        1,620,512
Regions Financial Corp. ........       26,816          673,752
Republic New York Corp. ........       12,524          901,728
SouthTrust Corp. ...............       19,983          755,607
State Street Corp. .............       19,170        1,400,608
Summit Bancorp..................       20,588          630,508

                                    SHARES          VALUE
                                  ------------------------
BANKS--MAJOR REGIONAL (Continued)
SunTrust Banks, Inc. ...........       38,505   $    2,649,625
Synovus Financial Corp. ........       32,470          645,341
Union Planters Corp. ...........       17,014          670,990
U.S. Bancorp....................       87,104        2,074,164
Wachovia Corp. .................       24,259        1,649,612
Wells Fargo Co. ................      197,894        8,002,339
                                                --------------
                                                    48,989,156
                                                --------------
BANKS--MONEY CENTER (1.6%)
Bank of America Corp. ..........      203,764       10,226,406
Chase Manhattan Corp. (The).....       99,276        7,712,504
First Union Corp. ..............      115,859        3,801,624
Morgan (J.P.) & Co., Inc. ......       21,210        2,685,716
                                                --------------
                                                    24,426,250
                                                --------------
BANKS--SAVINGS & LOANS (0.2%)
Golden West Financial Corp. ....       20,328          680,988
Washington Mutual, Inc. ........       69,053        1,795,378
                                                --------------
                                                     2,476,366
                                                --------------
BEVERAGES--ALCOHOLIC (0.3%)
Anheuser-Busch Cos., Inc. ......       55,747        3,951,069
Brown-Forman Corp.
   Class B......................        8,174          467,961
Coors (Adolph) Co.
   Class B......................        4,422          232,155
                                                --------------
                                                     4,651,185
                                                --------------
BEVERAGES--SOFT DRINKS (1.6%)
Coca-Cola Co. (The) (c).........      294,947       17,180,663
Coca-Cola Enterprises Inc. .....       50,804        1,022,430
PepsiCo, Inc. ..................      174,382        6,146,966
                                                --------------
                                                    24,350,059
                                                --------------
BROADCAST/MEDIA (1.3%)
CBS Corp. (a)...................       91,727        5,864,795
Clear Channel Communications,
 Inc. (a).......................       39,824        3,554,292
Comcast Corp. Special Class A...       88,738        4,486,815
MediaOne Group Inc. (a).........       72,492        5,568,292
                                                --------------
                                                    19,474,194
                                                --------------
BUILDING MATERIALS (0.2%)
Masco Corp. ....................       52,850        1,341,069
Owens Corning...................        6,614          127,733
Sherwin-Williams Co. (The)......       20,328          426,888
Vulcan Materials Co. ...........       12,000          479,250
                                                --------------
                                                     2,374,940
                                                --------------
CHEMICALS (1.3%)
Air Products & Chemicals,
 Inc. ..........................       27,508          923,237
Dow Chemical Co. (The)..........       26,379        3,524,894
Du Pont (E.I.) De Nemours &
 Co. ...........................      124,370        8,192,874
Eastman Chemical Co. ...........        9,500          453,031
Hercules Inc. ..................       12,116          337,733
Monsanto Co. ...................       75,625        2,694,141
Praxair, Inc. ..................       18,882          950,001
Rohm & Haas Co. ................       25,386        1,032,893

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
CHEMICALS (Continued)
Union Carbide Corp. ............       15,844   $    1,057,587
                                                --------------
                                                    19,166,391
                                                --------------
CHEMICALS--DIVERSIFIED (0.2%)
Avery Dennison Corp. ...........       13,590          990,371
Engelhard Corp. ................       15,005          283,220
FMC Corp. (a)...................        3,737          214,177
PPG Industries, Inc. ...........       20,772        1,299,548
                                                --------------
                                                     2,787,316
                                                --------------
CHEMICALS--SPECIALTY (0.0%) (b)
Grace (W.R.) & Co. (a)..........        8,337          115,676
Great Lakes Chemical Corp. .....        6,971          266,205
Sigma-Aldrich Corp. ............       12,046          362,133
                                                --------------
                                                       744,014
                                                --------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS
 (7.3%)
ADC Telecommunications, Inc.
 (a)............................       17,900        1,298,869
Andrew Corp. (a)................        9,893          187,349
Cabletron Systems, Inc. (a).....       21,947          570,622
Cisco Systems, Inc. (a).........      390,464       41,828,456
Comverse Technology, Inc. (a)...        8,400        1,215,900
General Instrument Corp. (a)....       20,691        1,758,735
Lucent Technologies Inc. .......      374,008       27,980,473
Network Appliance, Inc. (a).....       17,600        1,461,900
Nortel Networks Corp. ..........      159,048       16,063,848
QUALCOMM, Inc. (a)..............       78,800       13,878,650
Scientific-Atlanta, Inc. .......        8,893          494,673
Tellabs, Inc. (a)...............       46,924        3,011,934
3Com Corp. (a)..................       41,178        1,935,366
                                                --------------
                                                   111,686,775
                                                --------------
COMPUTER SOFTWARE & SERVICES (10.1%)
Adobe Systems Inc. .............       14,478          973,645
America Online Inc. (a).........      267,192       20,156,296
Autodesk, Inc. .................        7,027          237,161
Automatic Data Processing,
 Inc. ..........................       74,078        3,990,952
BMC Software, Inc. (a)..........       28,303        2,262,471
Ceridian Corp. (a)..............       17,229          371,500
Citrix Systems, Inc. (a)........       10,500        1,291,500
Computer Associates
 International, Inc. ...........       64,232        4,492,226
Computer Sciences Corp. (a).....       19,040        1,801,660
Compuware Corp. (a).............       43,919        1,635,983
Electronic Data Systems
 Corp. .........................       56,246        3,764,967
Equifax Inc. ...................       17,311          407,890
First Data Corp. ...............       51,618        2,545,413
Microsoft Corp. (a)(c)..........      615,904       71,906,792
Novell, Inc. (a)................       40,308        1,609,801
Oracle Corp. (a)................      169,949       19,044,910
Parametric Technology Corp.
 (a)............................       32,364          875,851
Paychex, Inc. ..................       29,418        1,176,720
PeopleSoft, Inc. (a)............       30,227          644,213
Shared Medical Systems Corp. ...        3,099          157,855
Yahoo! Inc. (a).................       31,300       13,543,119
                                                --------------
                                                   152,890,925
                                                --------------

                                    SHARES          VALUE
                                  ------------------------
COMPUTER SYSTEMS (6.2%)
Apple Computer, Inc. (a)........       18,985   $    1,951,895
Compaq Computer Corp. ..........      203,518        5,507,706
Dell Computer Corp. (a).........      303,679       15,487,629
EMC Corp. (a)...................      121,143       13,234,873
Gateway Inc. (a)................       37,632        2,711,856
Hewlett-Packard Co. ............      121,131       13,801,363
International Business..........      215,154       23,236,632
   Machines Corp.
Lexmark International Group,
 Inc. (a).......................       15,400        1,393,700
Seagate Technology, Inc. (a)....       24,943        1,161,409
Silicon Graphics, Inc. (a)......       22,576          221,527
Sun Microsystems, Inc. (a)......      185,388       14,355,983
Unisys Corp. (a)................       36,449        1,164,090
                                                --------------
                                                    94,228,663
                                                --------------
CONGLOMERATES (0.1%)
Textron Inc. ...................       18,049        1,384,133
                                                --------------
CONTAINERS--METAL & GLASS (0.1%)
Ball Corp. .....................        3,607          142,026
Crown Cork & Seal Co., Inc. ....       14,687          328,621
Owens-Illinois, Inc. (a)........       18,671          467,942
                                                --------------
                                                       938,589
                                                --------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc. ................        6,420          223,898
Pactiv Corp. (a)................       20,490          217,706
Temple-Inland Inc. .............        6,760          445,737
                                                --------------
                                                       887,341
                                                --------------
COSMETICS/PERSONAL CARE (0.5%)
Alberto-Culver Co. Class B......        6,769          174,725
Avon Products, Inc. ............       31,293        1,032,669
Gillette Co. (The)..............      128,744        5,302,644
International Flavors &
   Fragrances Inc. .............       12,698          479,349
                                                --------------
                                                     6,989,387
                                                --------------
ELECTRIC POWER COMPANIES (1.4%)
Ameren Corp. ...................       16,443          538,508
American Electric Power Co.,
 Inc. ..........................       23,092          741,831
Carolina Power & Light Co. .....       19,065          580,291
Central & South West Corp. .....       25,432          508,640
Cinergy Corp. ..................       18,972          457,700
CMS Energy Corp. ...............       14,000          436,625
Consolidated Edison, Inc. ......       27,177          937,607
Constellation Energy Group,
 Inc. ..........................       17,859          517,911
Dominion Resources, Inc. .......       23,003          902,868
DTE Energy Co. .................       17,361          544,701
Duke Energy Corp. ..............       43,576        2,184,247
Edison International............       41,613        1,089,740
Entergy Corp. ..................       29,491          759,393
FirstEnergy Corp. ..............       28,141          638,449
Florida Progress Corp. .........       11,700          495,056
FPL Group, Inc. ................       21,583          924,022
GPU, Inc. ......................       15,045          450,410
New Century Energies Inc. ......       13,747          417,565
Niagara Mohawk Holdings Inc.
 (a)............................       22,412          312,367

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
ELECTRIC POWER COMPANIES (Continued)
Northern States Power Co. ......       18,324   $      357,318
PECO Energy Co. ................       22,864          794,524
PG&E Corp. .....................       45,979          942,570
Pinnacle West Capital Corp. ....        9,900          302,569
PP&L Resources, Inc. ...........       18,867          431,583
Public Service Enterprise Group
 Inc. ..........................       26,371          918,040
Reliant Energy, Inc. ...........       35,456          811,056
Southern Co. (The)..............       83,446        1,960,981
Texas Utilities Co. ............       33,605        1,195,078
Unicom Corp. ...................       25,962          869,727
                                                --------------
                                                    22,021,377
                                                --------------
ELECTRICAL EQUIPMENT (4.6%)
Cooper Industries, Inc. ........       11,362          459,451
Emerson Electric Co. ...........       52,151        2,992,164
General Electric Co. (c)........      392,248       60,700,378
Grainger (W.W.), Inc. ..........       11,174          534,257
Molex Inc. .....................       18,500        1,048,719
Solectron Corp. (a).............       35,039        3,333,085
Thomas & Betts Corp. ...........        6,828          217,642
                                                --------------
                                                    69,285,696
                                                --------------
ELECTRONICS--DEFENSE (0.0%) (b)
PerkinElmer, Inc. ..............        5,352          223,111
                                                --------------
ELECTRONICS--INSTRUMENTATION (0.1%)
PE Corp.-PE Biosystems Group....       11,916        1,433,644
Tektronix, Inc. ................        5,611          218,127
                                                --------------
                                                     1,651,771
                                                --------------
ELECTRONICS--SEMICONDUCTORS (4.6%)
Adaptec, Inc. (a)...............       11,800          588,525
Advanced Micro Devices, Inc.
 (a)............................       17,594          509,126
Analog Devices, Inc. (a)........       20,600        1,915,800
Applied Materials, Inc. (a).....       44,673        5,659,511
Intel Corp. ....................      398,820       32,827,871
KLA-Tencor Corp. (a)............       10,428        1,161,419
LSI Logic Corp. (a).............       17,132        1,156,410
Micron Technology, Inc. (a).....       32,238        2,506,504
Motorola, Inc. .................       72,228       10,635,573
National Semiconductor Corp.
 (a)............................       20,103          860,660
Teradyne, Inc. (a)..............       20,500        1,353,000
Texas Instruments Inc. .........       95,776        9,278,300
Xilinx, Inc. (a)................       37,800        1,718,721
                                                --------------
                                                    70,171,420
                                                --------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. ....................        9,062          415,719
Foster Wheeler Corp. ...........        4,900           43,488
                                                --------------
                                                       459,207
                                                --------------
ENTERTAINMENT (1.7%)
Seagram Co. Ltd. (The)..........       51,318        2,306,103
Time Warner Inc. ...............      154,522       11,193,187
Viacom Inc. Class B (a).........       82,686        4,997,335

                                    SHARES          VALUE
                                  ------------------------
ENTERTAINMENT (Continued)
Walt Disney Co. (The)...........      246,556   $    7,211,763
                                                --------------
                                                    25,708,388
                                                --------------
FINANCIAL--MISCELLANEOUS (4.2%)
AFLAC Inc. .....................       31,900        1,505,281
American Express Co. ...........       53,456        8,887,060
American General Corp. .........       30,173        2,289,377
Associates First Capital Corp.
 Class A........................       87,167        2,391,645
Citigroup Inc. .................      403,815       22,436,971
Fannie Mae......................      122,737        7,663,391
Franklin Resources Inc. ........       30,219          968,897
Freddie Mac.....................       83,204        3,915,788
MBIA Inc. ......................       11,946          630,898
MBNA Corp. .....................       95,997        2,615,918
Morgan Stanley Dean Witter &
 Co. ...........................       66,508        9,494,017
Price (T. Rowe) Associates,
 Inc. ..........................       15,200          561,450
SLM Holding Corp. ..............       19,483          823,157
                                                --------------
                                                    64,183,850
                                                --------------
FOOD (1.3%)
Bestfoods.......................       33,464        1,758,952
Campbell Soup Co. ..............       52,248        2,021,345
ConAgra, Inc. ..................       58,496        1,319,816
General Mills, Inc. ............       36,530        1,305,948
Heinz (H.J.) Co. ...............       42,959        1,710,305
Hershey Foods Corp. ............       16,691          792,822
Kellogg Co. ....................       48,560        1,496,255
Nabisco Group Holdings Corp. ...       38,847          412,749
Quaker Oats Co. (The)...........       16,041        1,052,691
Ralston-Ralston Purina Group....       39,005        1,087,264
Sara Lee Corp. .................      108,111        2,385,199
Unilever N.V....................       68,367        3,721,729
Wrigley (Wm.) Jr. Co. ..........       13,945        1,156,563
                                                --------------
                                                    20,221,638
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.3%)
Cardinal Health, Inc. ..........       32,471        1,554,549
McKesson HBOC, Inc. ............       33,315          751,670
SUPERVALU Inc. .................       14,439          288,780
SYSCO Corp. ....................       39,601        1,566,714
                                                --------------
                                                     4,161,713
                                                --------------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. .............       46,737          826,661
Homestake Mining Co. ...........       31,102          242,984
Newmont Mining Corp. ...........       20,045          491,103
Placer Dome Inc. ...............       38,916          418,347
                                                --------------
                                                     1,979,095
                                                --------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The)......       10,450          546,012
Snap-on Inc. ...................        7,927          210,561
Stanley Works (The).............       10,692          322,097
                                                --------------
                                                     1,078,670
                                                --------------
HEALTH CARE--DIVERSIFIED (3.5%)
Abbott Laboratories.............      182,011        6,609,274

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
HEALTH CARE--DIVERSIFIED (Continued)
Allergan, Inc. .................       15,928   $      792,418
American Home Products Corp. ...      147,616        5,821,606
Bristol-Myers Squibb Co. .......      237,742       15,260,065
Johnson & Johnson...............      166,010       15,459,681
Mallinckrodt Inc. ..............        8,504          270,534
Warner-Lambert Co. .............      101,955        8,353,938
                                                --------------
                                                    52,567,516
                                                --------------
HEALTH CARE--DRUGS (3.5%)
Lilly (Eli) & Co. ..............      130,346        8,668,009
Merck & Co., Inc. ..............      279,746       18,760,466
Pfizer Inc. ....................      462,047       14,987,650
Pharmacia & Upjohn, Inc. .......       60,657        2,729,565
Schering-Plough Corp. ..........      175,757        7,414,748
Watson Pharmaceuticals, Inc.
 (a)............................       11,400          408,263
                                                --------------
                                                    52,968,701
                                                --------------
HEALTH CARE--HMOs (0.2%)
Aetna Inc. .....................       17,865          997,090
Humana Inc. (a).................       20,045          164,119
United Healthcare Corp. ........       20,699        1,099,634
Wellpoint Health Networks Inc.
 (a)............................        8,100          534,094
                                                --------------
                                                     2,794,937
                                                --------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.2%)
Columbia/HCA Healthcare
 Corp. .........................       67,953        1,991,872
Tenet Healthcare Corp. (a)......       37,189          873,942
                                                --------------
                                                     2,865,814
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (0.8%)
Bard (C.R.), Inc. ..............        6,196          328,388
Bausch & Lomb Inc. .............        6,852          468,934
Baxter International Inc. ......       34,932        2,194,166
Becton, Dickinson & Co. ........       30,056          803,998
Biomet, Inc. ...................       13,503          540,120
Boston Scientific Corp. (a).....       47,464        1,038,275
Guidant Corp. (a)...............       36,163        1,699,661
Medtronic, Inc. ................      142,660        5,198,174
St. Jude Medical, Inc. (a)......       10,124          310,680
                                                --------------
                                                    12,582,396
                                                --------------
HEALTH CARE--MISCELLANEOUS (0.6%)
ALZA Corp. (a)..................       12,117          419,551
Amgen Inc. (a)..................      122,440        7,354,053
HEALTHSOUTH Corp. (a)...........       49,609          266,648
Manor Care, Inc. (a)............       13,355          213,680
Quintiles Transnational Corp.
 (a)............................       13,700          256,019
                                                --------------
                                                     8,509,951
                                                --------------
HEAVY DUTY TRUCKS & PARTS (0.2%)
Cummins Engine Co., Inc. .......        4,995          241,321
Dana Corp. .....................       19,936          596,834
Eaton Corp. ....................        8,612          625,447
ITT Industries, Inc. ...........       10,490          350,759

                                    SHARES          VALUE
                                  ------------------------
HEAVY DUTY TRUCKS & PARTS (Continued)
Navistar International Corp.
 (a)............................        7,984   $      378,242
PACCAR Inc. ....................        9,428          417,778
                                                --------------
                                                     2,610,381
                                                --------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ...................        7,058          174,244
Kaufman & Broad Home Corp. .....        5,685          137,506
Pulte Corp. ....................        5,217          117,383
                                                --------------
                                                       429,133
                                                --------------
HOTEL/MOTEL (0.3%)
Carnival Corp. .................       73,433        3,511,015
Harrah's Entertainment, Inc.
 (a)............................       15,285          404,097
Hilton Hotels Corp. ............       43,404          417,770
Marriott International, Inc.
   Class A......................       29,860          942,456
                                                --------------
                                                     5,275,338
                                                --------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Armstrong World Industries,
 Inc. ..........................        4,844          161,669
Leggett & Platt, Inc. ..........       24,000          514,500
Maytag Corp. ...................       10,526          505,248
Whirlpool Corp. ................        8,995          585,237
                                                --------------
                                                     1,766,654
                                                --------------
HOUSEHOLD PRODUCTS (1.9%)
Clorox Co. (The)................       28,426        1,431,960
Colgate-Palmolive Co. ..........       70,132        4,558,580
Fort James Corp. ...............       26,423          723,329
Kimberly-Clark Corp. ...........       63,776        4,161,384
Procter & Gamble Co. (The)......      158,277       17,341,224
                                                --------------
                                                    28,216,477
                                                --------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...........       20,013          661,680
Newell Rubbermaid Inc. .........       33,773          979,417
Tupperware Corp. ...............        6,845          115,937
                                                --------------
                                                     1,757,034
                                                --------------
INSURANCE BROKERS (0.3%)
Aon Corp. ......................       30,690        1,227,600
Marsh & McLennan Cos., Inc. ....       31,556        3,019,515
                                                --------------
                                                     4,247,115
                                                --------------
INSURANCE--LIFE (0.3%)
Conseco, Inc. ..................       38,767          692,960
Jefferson-Pilot Corp. ..........       12,706          867,185
Lincoln National Corp. .........       24,146          965,840
Torchmark Corp. ................       15,932          463,024
UNUMProvident Corp. ............       28,609          917,276
                                                --------------
                                                     3,906,285
                                                --------------
INSURANCE--MULTI-LINE (1.5%)
American International Group,
 Inc. ..........................      185,455       20,052,322
CIGNA Corp. ....................       22,274        1,794,449

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
INSURANCE--MULTI-LINE (Continued)
Hartford Financial Services
 Group, Inc. (The)..............       27,182   $    1,287,747
                                                --------------
                                                    23,134,518
                                                --------------
INSURANCE--PROPERTY & CASUALTY (0.5%)
Allstate Corp. (The)............       96,567        2,317,608
Chubb Corp. (The)...............       21,004        1,182,788
Cincinnati Financial Corp. .....       19,787          617,107
Loews Corp. ....................       13,141          797,494
MGIC Investment Corp. ..........       13,155          791,766
Progressive Corp. (The).........        8,701          636,261
SAFECO Corp. ...................       16,212          403,274
St. Paul Cos., Inc. (The).......       27,093          912,696
                                                --------------
                                                     7,658,994
                                                --------------
INVESTMENT BANK/BROKERAGE (0.7%)
Bear Stearns Cos., Inc. (The)...       14,638          625,775
Lehman Brothers Holdings
 Inc. ..........................       14,158        1,199,006
Merrill Lynch & Co., Inc. ......       44,043        3,677,590
Paine Webber Group Inc. ........       17,400          675,337
Schwab (Charles) Corp. (The)....       97,902        3,756,989
                                                --------------
                                                     9,934,697
                                                --------------
LEISURE TIME (0.0%) (b)
Brunswick Corp. ................       11,083          246,597
Mirage Resorts, Inc. (a)........       23,835          364,973
                                                --------------
                                                       611,570
                                                --------------
MACHINE TOOLS (0.0%) (b)
Milacron Inc. ..................        4,484           68,941
                                                --------------
MACHINERY--DIVERSIFIED (0.3%)
Briggs & Stratton Corp. ........        2,788          149,507
Caterpillar Inc. ...............       42,553        2,002,651
Deere & Co. ....................       27,834        1,207,300
Ingersoll-Rand Co. .............       19,933        1,097,561
NACCO Industries, Inc. Class
 A..............................        1,000           55,562
Thermo Electron Corp. (a).......       18,835          282,525
Timken Co. (The)................        7,354          150,297
                                                --------------
                                                     4,945,403
                                                --------------
MANUFACTURED HOUSING (0.0%) (b)
Fleetwood Enterprises, Inc. ....        4,166           85,924
                                                --------------
MANUFACTURING--DIVERSIFIED (1.3%)
Crane Co. ......................        8,122          161,425
Danaher Corp. ..................       16,191          781,216
Dover Corp. ....................       25,557        1,159,649
Honeywell International Inc. ...       94,653        5,460,295
Illinois Tool Works Inc. .......       35,598        2,405,090
Johnson Controls, Inc. .........       10,167          578,248
Millipore Corp. ................        5,275          203,747
Pall Corp. .....................       14,961          322,596
Parker-Hannifin Corp. ..........       13,055          669,885
Sealed Air Corp. (a)............       10,036          519,990
Tyco International Ltd. ........      200,650        7,800,269
                                                --------------
                                                    20,062,410
                                                --------------

                                    SHARES          VALUE
                                  ------------------------
METALS--MINING (0.1%)
Freeport-McMoRan Copper & Gold
 Inc. Class B (a)...............       19,573   $      413,480
Inco Ltd. (a)...................       23,070          542,145
Phelps Dodge Corp. .............        9,316          625,336
                                                --------------
                                                     1,580,961
                                                --------------
MISCELLANEOUS (0.8%)
AES Corp. (The) (a).............       24,636        1,841,541
American Greetings Corp. Class
 A..............................        8,099          191,339
Archer-Daniels-Midland Co. .....       73,958          901,363
Corning Inc. ...................       29,095        3,751,436
Jostens, Inc. ..................        4,034           98,077
Minnesota Mining &
   Manufacturing Co. ...........       48,219        4,719,435
TRW, Inc. ......................       14,395          747,640
                                                --------------
                                                    12,250,831
                                                --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.6%)
Coastal Corp. (The).............       25,522          904,436
Columbia Energy Group...........        9,901          626,238
Consolidated Natural Gas Co. ...       11,544          749,639
Eastern Enterprises.............        2,778          159,561
El Paso Energy Corp. ...........       27,458        1,065,714
Enron Corp. ....................       84,720        3,759,450
NICOR Inc. .....................        5,736          186,420
ONEOK, Inc. ....................        3,762           94,520
Peoples Energy Corp. ...........        4,267          142,944
Sempra Energy...................       28,780          500,053
Williams Cos., Inc. (The).......       51,681        1,579,501
                                                --------------
                                                     9,768,476
                                                --------------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc. ..............       32,148        1,553,150
Xerox Corp. ....................       79,192        1,796,669
                                                --------------
                                                     3,349,819
                                                --------------
OIL & GAS DRILLING (0.0%) (b)
Rowan Cos., Inc. (a)............        9,922          215,183
                                                --------------
OIL & GAS--EXPLORATION & PRODUCTION (0.2%)
Anadarko Petroleum Corp. .......       14,535          496,007
Apache Corp. ...................       13,291          490,936
Burlington Resources Inc. ......       25,497          842,995
Union Pacific Resources Group,
 Inc. ..........................       30,179          384,782
Unocal Corp. ...................       29,111          977,038
                                                --------------
                                                     3,191,758
                                                --------------
OIL--INTEGRATED DOMESTIC (0.7%)
Amerada Hess Corp. .............       10,909          619,086
Ashland Inc. ...................        8,855          291,662
Atlantic Richfield Co. .........       38,589        3,337,948
Conoco Inc. Class B.............       74,761        1,859,680
Kerr-McGee Corp. ...............       10,335          640,770
Occidental Petroleum Corp. .....       41,739          902,605
Phillips Petroleum Co. .........       30,207        1,419,729
Sunoco Inc. ....................       10,811          254,058

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
OIL--INTEGRATED DOMESTIC (Continued)
Tosco Corp. ....................       18,200   $      494,813
USX-Marathon Group..............       37,003          913,512
                                                --------------
                                                    10,733,863
                                                --------------
OIL--INTEGRATED INTERNATIONAL (3.9%)
Chevron Corp. ..................       78,291        6,781,958
Exxon Mobil Corp. ..............      412,254       33,212,213
Royal Dutch Petroleum Co. ADR
 (d)............................      256,740       15,516,724
Texaco Inc. ....................       65,885        3,578,379
                                                --------------
                                                    59,089,274
                                                --------------
OIL WELL-EQUIPMENT & SERVICES (0.5%)
Baker Hughes Inc. ..............       39,204          825,734
Halliburton Co. ................       52,749        2,123,147
McDermott International,
 Inc. ..........................        7,108           64,416
Schlumberger Ltd. ..............       65,530        3,686,063
Transocean Sedco Forex Inc. ....       24,786          834,999
                                                --------------
                                                     7,534,359
                                                --------------
PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Corp. ............        6,707          271,633
Champion International Corp. ...       11,583          717,422
Georgia-Pacific Group...........       20,518        1,041,289
International Paper Co. ........       49,088        2,770,404
Louisiana-Pacific Corp. ........       12,913          184,010
Mead Corp. (The)................       12,088          525,073
Potlatch Corp. .................        3,504          156,366
Westvaco Corp. .................       11,987          391,076
Weyerhaeuser Co. ...............       28,177        2,023,461
Willamette Industries, Inc. ....       13,244          615,018
                                                --------------
                                                     8,695,752
                                                --------------
PERSONAL LOANS (0.3%)
Capital One Financial Corp. ....       23,626        1,138,478
Countrywide Credit Industries,
 Inc. ..........................       13,523          341,455
Household International,
 Inc. ..........................       57,400        2,138,150
Providian Financial Corp. ......       16,988        1,546,970
                                                --------------
                                                     5,165,053
                                                --------------
PHOTOGRAPHY/IMAGING (0.2%)
Eastman Kodak Co. ..............       37,742        2,500,408
IKON Office Solutions, Inc. ....       17,891          121,882
Polaroid Corp. .................        5,238           98,540
                                                --------------
                                                     2,720,830
                                                --------------
POLLUTION CONTROL (0.1%)
Allied Waste Industries, Inc.
 (a)............................       22,400          197,400
Waste Management, Inc. .........       73,024        1,255,100
                                                --------------
                                                     1,452,500
                                                --------------
PUBLISHING (0.1%)
Harcourt General Inc. ..........        8,534          343,494
McGraw-Hill Cos., Inc. (The)....       23,639        1,456,753
Meredith Corp. .................        6,195          258,254
                                                --------------
                                                     2,058,501
                                                --------------
PUBLISHING--NEWSPAPER (0.5%)
Dow Jones & Co., Inc. ..........       10,794          733,992

                                    SHARES          VALUE
                                  ------------------------
PUBLISHING--NEWSPAPER (Continued)
Gannett Co., Inc. ..............       33,474   $    2,730,223
Knight-Ridder, Inc. ............        9,589          570,546
New York Times Co. (The) Class
 A..............................       21,059        1,034,523
Times Mirror Co. (The) Class
 A..............................        6,993          468,531
Tribune Co. ....................       28,424        1,565,097
                                                --------------
                                                     7,102,912
                                                --------------
RAILROADS (0.3%)
Burlington Northern Santa Fe
 Corp. .........................       56,171        1,362,147
CSX Corp. ......................       26,023          816,472
Kansas City Southern Industries,
 Inc. ..........................       13,200          985,050
Norfolk Southern Corp. .........       45,515          933,057
Union Pacific Corp. ............       29,731        1,297,015
                                                --------------
                                                     5,393,741
                                                --------------
RESTAURANTS (0.5%)
Darden Restaurants, Inc. .......       16,003          290,054
McDonald's Corp. ...............      162,216        6,539,333
Tricon Global Restaurants, Inc.
 (a)............................       18,384          710,082
Wendy's International, Inc. ....       14,846          306,199
                                                --------------
                                                     7,845,668
                                                --------------
RETAIL STORES--APPAREL (0.4%)
Gap, Inc. (The).................      102,777        4,727,742
Limited, Inc. (The).............       25,550        1,106,635
TJX Cos., Inc. (The)............       38,428          785,372
                                                --------------
                                                     6,619,749
                                                --------------
RETAIL STORES--DEPARTMENT (0.3%)
Dillard's, Inc. Class A.........       12,863          259,672
Federated Department Stores,
 Inc. (a).......................       24,950        1,261,534
Kohl's Corp. (a)................       19,562        1,412,132
May Department Stores Co.
 (The)..........................       40,007        1,290,226
Nordstrom, Inc. ................       16,953          443,957
Penney (J.C.) Co., Inc. ........       31,516          628,350
                                                --------------
                                                     5,295,871
                                                --------------
RETAIL STORES--DRUGS (0.3%)
Longs Drug Stores Corp. ........        4,695          121,190
Rite Aid Corp. .................       30,951          346,264
Walgreen Co. ...................      119,372        3,491,631
                                                --------------
                                                     3,959,085
                                                --------------
RETAIL STORES--FOOD (0.4%)
Albertson's, Inc. ..............       50,384        1,624,884
Great Atlantic & Pacific Tea
 Co., Inc. (The)................        4,601          128,253
Kroger Co. (The) (a)............       98,692        1,862,811
Safeway Inc. (a)................       59,502        2,116,040
Winn-Dixie Stores, Inc. ........       17,798          426,040
                                                --------------
                                                     6,158,028
                                                --------------
RETAIL STORES--GENERAL MERCHANDISE (2.8%)
Dayton Hudson Corp. ............       52,928        3,886,900
Kmart Corp. (a).................       59,079          594,483
Sears, Roebuck & Co. ...........       45,610        1,388,254

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
RETAIL STORES--GENERAL MERCHANDISE
 (Continued)
Wal-Mart Stores, Inc. ..........      531,194   $   36,718,785
                                                --------------
                                                    42,588,422
                                                --------------
RETAIL STORES--SPECIALTY (2.2%)
AutoZone, Inc. (a)..............       18,037          582,821
Bed Bath & Beyond Inc. (a)......       15,600          542,100
Best Buy Co. Inc. (a)...........       24,400        1,224,575
Circuit City Stores-Circuit City
 Group..........................       24,006        1,081,770
Consolidated Stores Corp. (a)...       13,174          214,077
Costco Wholesale Corp. (a)......       26,386        2,407,722
CVS Corp. ......................       46,736        1,866,519
Dollar General Corp. ...........       31,758          722,495
Home Depot, Inc. (The)..........      272,725       18,698,742
Lowe's Cos., Inc. ..............       44,537        2,661,086
Office Depot, Inc. (a)..........       44,800          490,000
Pep Boys-Manny, Moe & Jack
 (The)..........................        6,320           57,670
Staples Inc. (a)................       55,686        1,155,485
Tandy Corp. ....................       23,406        1,151,283
Toys "R" Us, Inc. (a)...........       29,783          426,269
                                                --------------
                                                    33,282,614
                                                --------------
SHOES (0.1%)
NIKE, Inc. Class B..............       33,802        1,675,312
Reebok International Ltd. (a)...        6,704           54,889
                                                --------------
                                                     1,730,201
                                                --------------
SPECIALIZED SERVICES (0.6%)
Block (H&R), Inc. ..............       11,624          508,550
Cendant Corp. (a)...............       85,814        2,279,434
Dun & Bradstreet Corp. (The)....       19,576          577,492
Ecolab Inc. ....................       15,506          606,672
IMS Health Inc. ................       37,917        1,030,869
Interpublic Group of Cos., Inc.
 (The)..........................       33,366        1,924,801
National Service Industries,
 Inc. ..........................        4,902          144,609
Omnicom Group Inc. .............       21,439        2,143,900
Service Corp. International.....       32,536          225,719
                                                --------------
                                                     9,442,046
                                                --------------
SPECIALTY PRINTING (0.0%) (b)
Deluxe Corp. ...................        9,225          253,111
Donnelley (R.R.) & Sons Co. ....       15,634          387,919
                                                --------------
                                                       641,030
                                                --------------
STEEL (0.1%)
Allegheny Technologies Inc. ....       11,521          258,503
Bethlehem Steel Corp. (a).......       15,619          130,809
Nucor Corp. ....................       10,499          575,476
USX-U.S. Steel Group............       10,586          349,338
Worthington Industries, Inc. ...       11,079          183,496
                                                --------------
                                                     1,497,622
                                                --------------
TELECOMMUNICATIONS--LONG DISTANCE (3.6%)
AT&T Corp. .....................      381,427       19,357,420
Global Crossing Ltd. (a)........       91,645        4,582,250
MCI WorldCom, Inc. (a)..........      338,794       17,977,283

                                    SHARES          VALUE
                                  ------------------------
TELECOMMUNICATIONS--LONG DISTANCE (Continued)
Sprint Corp. (FON Group)........      103,546   $    6,969,940
Sprint Corp. (PCS Group) (a)....       51,461        5,274,753
                                                --------------
                                                    54,161,646
                                                --------------
TELECOMMUNICATIONS--SERVICES (0.3%)
Nextel Communications, Inc.
 Class A (a)....................       43,235        4,458,609
                                                --------------
TELEPHONE (3.8%)
ALLTEL Corp. ...................       37,497        3,100,533
Bell Atlantic Corp. ............      185,828       11,440,037
BellSouth Corp. ................      224,839       10,525,276
CenturyTel, Inc. ...............       16,550          784,056
GTE Corp. ......................      116,041        8,188,143
SBC Communications Inc. ........      408,232       19,901,310
US West Inc. ...................       60,281        4,340,232
                                                --------------
                                                    58,279,587
                                                --------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Liz Claiborne, Inc. ............        7,491          281,849
Russell Corp. ..................        4,035           67,586
Springs Industries, Inc. Class
 A..............................        2,094           83,629
V.F. Corp. .....................       14,269          428,070
                                                --------------
                                                       861,134
                                                --------------
TOBACCO (0.5%)
Philip Morris Cos. Inc. ........      285,009        6,608,646
UST Inc. .......................       21,010          529,190
                                                --------------
                                                     7,137,836
                                                --------------
TOYS (0.1%)
Hasbro, Inc. ...................       23,459          447,187
Mattel, Inc. ...................       49,936          655,410
                                                --------------
                                                     1,102,597
                                                --------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
FDX Corp. (a)...................       35,622        1,458,275
Ryder System, Inc. .............        7,645          186,825
                                                --------------
                                                     1,645,100
                                                --------------
Total Common Stocks (Cost
 $996,067,442)..................                 1,471,497,157(e)
                                                --------------
SHORT-TERM
INVESTMENTS (2.5%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (1.9%)
BMW US Capital Corp.
 6.55%, due 1/10/00 (c).........  $20,500,000       20,466,400
Bridgestone/Firestone Inc.
 7.00%, due 1/10/00 (c).........    1,600,000        1,597,198
Merrill Lynch & Co. Inc.
 5.55%, due 1/24/00 (c).........      300,000          298,936

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM
INVESTMENTS (CONTINUED)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                  ------------------------
COMMERCIAL PAPER (Continued)
San Paolo IMI US Financial Co.
 5.85%, due 2/3/00 (c)..........  $ 1,600,000   $    1,591,416
Textron Financial Corp.
 5.64%, due 1/14/00 (c).........    4,008,000        3,997,859
Toyota Credit Puerto Rico 5.64%,
 due 1/14/00 (c)................      800,000          797,493
                                                --------------
Total Commercial Paper
 (Cost $28,749,302).............                    28,749,302
                                                --------------
U.S. GOVERNMENT (0.6%)
United States Treasury Bills
 4.50%, due 1/20/00 (c).........    2,000,000        1,994,967
 4.56%, due 1/27/00 (c).........    7,000,000        6,974,222
                                                --------------
Total U.S. Government
 (Cost $8,969,189)..............                     8,969,189
                                                --------------
Total Short-Term Investments
 (Cost $37,718,491).............                    37,718,491
                                                --------------
Total Investments
 (Cost $1,033,785,933) (f)......         99.2%   1,509,215,648(g)
Cash and Other Assets, Less
 Liabilities....................          0.8       11,868,905
                                  -----------   --------------
Net Assets......................        100.0%  $1,521,084,553
                                  ===========   ==============
FUTURES CONTRACTS (0.1%)
                                   CONTRACTS      UNREALIZED
                                     LONG       APPRECIATION(h)
                                  -----------------------------
Standard & Poor's 500
 March 2000
 (Settlement Value $37,847,100)
   (e)..........................          102   $    1,068,486
                                                --------------
---------------------------------------------------------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated as collateral for futures contracts.
(d)  ADR -- American Depository Receipt.
(e)  The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
     represents 99.2% of net assets.
(f)  The cost for Federal income tax purposes is
     $1,034,359,739.
(g)  At December 31, 1999 net unrealized appreciation was
     $474,855,909, based on cost for Federal income tax
     purposes. This consisted of aggregate gross unrealized
     appreciation for all investments on which there was an
     excess of market value over cost of $529,980,080 and
     aggregate gross unrealized depreciation for all
     investments on which there was an excess of cost over
     market value of $55,124,171.
(h)  Represents the difference between the value of the
     contracts at the time they were opened and the value at
     December 31, 1999.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $1,033,785,933).....   $1,509,215,648
Cash...................................           16,266
Receivables:
  Fund shares sold.....................       10,958,687
  Dividends and interest...............        1,312,819
  Investment securities sold...........          462,806
Variation margin receivable on futures
  contracts............................           86,739
                                          --------------
        Total assets...................    1,522,052,965
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......          409,991
  Administrator........................          247,143
  Shareholder communication............          128,866
  Adviser..............................          123,572
  Custodian............................           30,000
  Directors............................            1,084
Accrued expenses.......................           27,756
                                          --------------
        Total liabilities..............          968,412
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,521,084,553
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 50 million shares
  authorized...........................   $      498,794
Additional paid-in capital.............    1,041,908,532
Accumulated undistributed net realized
  gain on investments..................        2,179,026
Net unrealized appreciation on
  investments and futures
  transactions.........................      476,498,201
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,521,084,553
                                          ==============
Shares of capital stock outstanding....       49,879,430
                                          ==============
Net asset value per share
  outstanding..........................   $        30.50
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $   14,932,059
  Interest.............................        3,195,581
                                          --------------
        Total income...................       18,127,640
                                          --------------
Expenses:
  Administration.......................        2,439,961
  Advisory.............................        1,219,981
  Shareholder communication............          382,567
  Custodian............................          151,087
  Professional.........................           91,316
  Directors............................           48,445
  Miscellaneous........................           62,592
                                          --------------
        Total expenses.................        4,395,949
                                          --------------
Net investment income..................       13,731,691
                                          --------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain from:
  Security transactions................       14,349,205
  Futures transactions.................        2,245,163
                                          --------------
Net realized gain on investments.......       16,594,368
                                          --------------
Net change in unrealized appreciation
  on investments:
  Security transactions................      201,112,019
  Futures transactions.................          600,737
                                          --------------
Net unrealized gain on investments.....      201,712,756
                                          --------------
Net realized and unrealized gain on
  investments..........................      218,307,124
                                          --------------
Net increase in net assets resulting
  from operations......................   $  232,038,815
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $180,544.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1999
and December 31, 1998

                                                                   1999            1998
                                                              -----------------------------
INCREASE IN NET ASSETS:

Operations:
  Net investment income.....................................  $   13,731,691   $  9,155,693
  Net realized gain on investments..........................      16,594,368      9,947,952
  Net change in unrealized appreciation on investments and
    futures transactions....................................     201,712,756    158,250,661
                                                              --------------   ------------
  Net increase in net assets resulting from operations......     232,038,815    177,354,306
                                                              --------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................     (13,732,796)    (9,192,904)
  From net realized gain on investments.....................     (20,997,595)    (8,579,470)
                                                              --------------   ------------
    Total dividends and distributions to shareholders.......     (34,730,391)   (17,772,374)
                                                              --------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................     664,113,898    373,005,680
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      34,730,391     17,772,374
                                                              --------------   ------------
                                                                 698,844,289    390,778,054
  Cost of shares redeemed...................................    (321,853,120)  (100,347,307)
                                                              --------------   ------------
  Increase in net assets derived from capital share
    transactions............................................     376,991,169    290,430,747
                                                              --------------   ------------
Net increase in net assets..................................     574,299,593    450,012,679
NET ASSETS:
Beginning of year...........................................     946,784,960    496,772,281
                                                              --------------   ------------
End of year.................................................  $1,521,084,553   $946,784,960
                                                              ==============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                          Year ended December 31
                                                 1999             1998             1997             1996             1995
                                             ---------------------------------------------------------------------------------
Net asset value at beginning of year.......  $       25.89   $        20.58   $        16.10   $        13.53   $        10.38
                                             -------------   --------------   --------------   --------------   --------------
Net investment income......................           0.28             0.26             0.27             0.24             0.27
Net realized and unrealized gain on
  investments..............................           5.06             5.58             4.99             2.79             3.55
                                             -------------   --------------   --------------   --------------   --------------
Total from investment operations...........           5.34             5.84             5.26             3.03             3.82
                                             -------------   --------------   --------------   --------------   --------------
Less dividends and distributions:
  From net investment income...............          (0.28)           (0.26)           (0.27)           (0.24)           (0.28)
  From net realized gain
    on investments.........................          (0.45)           (0.27)           (0.51)           (0.22)           (0.39)
                                             -------------   --------------   --------------   --------------   --------------
Total dividends and distributions..........          (0.73)           (0.53)           (0.78)           (0.46)           (0.67)
                                             -------------   --------------   --------------   --------------   --------------
Net asset value at end of year.............  $       30.50   $        25.89   $        20.58   $        16.10   $        13.53
                                             =============   ==============   ==============   ==============   ==============
Total investment return....................          20.70%           28.49%           32.84%           22.42%           36.89%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income....................           1.13%            1.30%            1.75%            2.14%            2.52%
  Net expenses.............................           0.36%            0.38%            0.39%            0.47%            0.47%
  Expenses (before reimbursement)..........           0.36%            0.38%            0.39%            0.50%            0.62%
Portfolio turnover rate....................              3%               4%               5%               3%               5%
Net assets at end of year (in 000's).......  $   1,521,085   $      946,785   $      496,772   $      223,945   $      105,171

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

                   COMMON STOCKS (97.1%)+
                                     SHARES        VALUE
                                   -----------------------
AEROSPACE/DEFENSE (1.2%)
Boeing Co. (The).................       6,100   $   253,531
General Dynamics Corp. ..........       1,700        89,675
Goodrich (B.F.) Co. (The)........         200         5,500
Northrop Grumman Corp. ..........       2,800       151,375
Rockwell International Corp. ....       3,200       153,200
United Technologies Corp. .......       1,900       123,500
                                                -----------
                                                    776,781
                                                -----------
AIRLINES (0.1%)
AMR Corp. (a)....................         400        26,800
Delta Air Lines, Inc. ...........         500        24,906
                                                -----------
                                                     51,706
                                                -----------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. .............       1,600        65,900
Alcoa Inc. (d)...................         300        24,900
                                                -----------
                                                     90,800
                                                -----------
AUTO PARTS & EQUIPMENT (0.0%) (b)
Delphi Automotive Systems
 Corp. ..........................         500         7,875
                                                -----------
AUTOMOBILES (1.6%)
Ford Motor Co. ..................      12,300       657,281
General Motors Corp. ............       5,300       385,244
                                                -----------
                                                  1,042,525
                                                -----------
BANKS (4.9%)
AmSouth Bancorporation...........       8,200       158,362
Bank of America Corp. ...........      15,600       782,925
Bank One Corp. ..................       4,802       153,964
Chase Manhattan Corp. (The)
 (d).............................      14,200     1,103,163
Cullen/Frost Bankers, Inc. ......       1,700        43,775
First Union Corp. ...............       2,700        88,594
Fleet Boston Financial Corp. ....       4,499       156,621
GreenPoint Financial Corp. ......       5,600       133,350
KeyCorp..........................       2,400        53,100
North Fork Bancorporation,
 Inc. ...........................         500         8,750
PNC Bank Corp. ..................       1,100        48,950
Pacific Century Financial
 Corp. ..........................       1,100        20,556
Republic New York Corp. .........         500        36,000
UnionBanCal Corp. ...............       5,200       205,075
Wells Fargo Co. .................       3,700       149,619
                                                -----------
                                                  3,142,804
                                                -----------
BEVERAGES (0.4%)
Anheuser-Busch Cos., Inc. .......       3,000       212,625
Coca-Cola Co. (The)..............         200        11,650
PepsiCo, Inc. ...................       1,200        42,300
                                                -----------
                                                    266,575
                                                -----------
BIOTECHNOLOGY (0.3%)
Biogen, Inc. (a).................       2,100       177,450
Genentech, Inc. (a)..............         100        13,450
                                                -----------
                                                    190,900
                                                -----------

                                     SHARES        VALUE
                                   -----------------------
BROADCAST/MEDIA (1.7%)
CBS Corp. (a)....................      10,100   $   645,769
Comcast Corp. Class A............       6,000       303,375
MediaOne Group, Inc. (a).........       1,800       138,262
                                                -----------
                                                  1,087,406
                                                -----------
BUILDING MATERIALS (0.2%)
Sherwin-Williams Co. (The).......       3,100        65,100
USG Corp. .......................       1,000        47,125
                                                -----------
                                                    112,225
                                                -----------
CHEMICALS (1.2%)
Dexter Corp. (The)...............       2,400        95,400
Dow Chemical Co. (The)...........       4,800       641,400
Englehard Corp. .................       1,600        30,200
                                                -----------
                                                    767,000
                                                -----------
COMMUNICATIONS--EQUIPMENT
 MANUFACTURERS (7.3%)
Cisco Systems, Inc. (a)..........      15,600     1,671,150
Comverse Technology, Inc. (a)....       1,400       202,650
Lucent Technologies Inc. ........      13,500     1,009,969
Nortel Networks Corp. ...........       5,600       565,600
QUALCOMM Inc. (a)................       4,800       845,400
Scientific-Atlanta, Inc. ........       2,100       116,812
Tellabs, Inc. (a)................       2,900       186,144
3Com Corp. (a)...................       1,900        89,300
                                                -----------
                                                  4,687,025
                                                -----------
COMPUTER SOFTWARE & SERVICES
 (9.3%)
Adobe Systems Inc. ..............       2,500       168,125
America Online, Inc. (a)(d)......      10,700       807,181
American Management Systems, Inc.
 (a).............................         800        25,100
Computer Associates
 International, Inc. ............       2,200       153,863
Compuware Corp. (a)..............       3,900       145,275
Electronic Data Systems Corp. ...       6,700       448,481
Microsoft Corp. (a)..............      26,700     3,117,225
Novell, Inc. (a).................       2,300        91,856
Oracle Corp. (a).................       6,000       672,375
Paychex, Inc. ...................       1,200        48,000
Shared Medical Systems Corp. ....         800        40,750
Yahoo! Inc. (a)..................         600       259,613
                                                -----------
                                                  5,977,844
                                                -----------
COMPUTER SYSTEMS (5.4%)
Apple Computer, Inc. (a).........       3,600       370,125
Dell Computer Corp. (a)..........       9,800       499,800
EMC Corp. (a)....................       3,500       382,375
Gateway, Inc. (a)................         300        21,619
Hewlett-Packard Co. .............       6,000       683,625
International Business Machines
 Corp. ..........................       7,700       831,600
NCR Corp. (a)....................       1,200        45,450

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES        VALUE
                                   -----------------------
COMPUTER SYSTEMS (Continued)
Sun Microsystems, Inc. (a).......       6,200   $   480,112
Unisys Corp. (a).................       4,000       127,750
Xircom, Inc. (a).................         300        22,500
                                                -----------
                                                  3,464,956
                                                -----------
CONTAINERS (0.3%)
Ball Corp. ......................       1,000        39,375
Crown Cork & Seal Co., Inc. .....       3,900        87,263
Temple-Inland Inc. ..............       1,200        79,125
                                                -----------
                                                    205,763
                                                -----------
COSMETICS/PERSONAL CARE (0.2%)
Alberto-Culver Co. Class B.......         400        10,325
Avon Products, Inc. .............       1,900        62,700
Herbalife International, Inc.
 Class A.........................         500         7,188
International Flavors &
 Fragrances Inc. ................       1,700        64,175
                                                -----------
                                                    144,388
                                                -----------
ELECTRIC POWER COMPANIES (2.0%)
Ameren Corp. ....................       3,800       124,450
Conectiv Inc. Class A............         300         8,887
Constellation Energy Group,
 Inc. ...........................       3,600       104,400
DTE Energy Co. ..................       3,500       109,813
Duke Energy Corp. ...............       2,700       135,337
GPU, Inc. .......................       4,600       137,713
LG&E Energy Corp. ...............       1,700        29,644
Minnesota Power, Inc. ...........       4,400        74,525
Public Service Enterprise
 Group Inc. .....................       5,500       191,469
Reliant Energy Inc. .............         500        11,437
Texas Utilities Co. .............       4,800       170,700
UtiliCorp United Inc. ...........       9,100       176,881
                                                -----------
                                                  1,275,256
                                                -----------
ELECTRICAL EQUIPMENT (3.3%)
General Electric Co. ............      13,400     2,073,650
Solectron Corp. (a)..............         200        19,025
                                                -----------
                                                  2,092,675
                                                -----------
ELECTRONICS--COMPONENTS (0.0%)
 (b)
AVX Corporation..................         200         9,988
                                                -----------
ELECTRONICS--DEFENSE (0.2%)
PerkinElmer, Inc. ...............       2,600       108,388
                                                -----------
ELECTRONICS--SEMICONDUCTORS
 (5.2%)
Adaptec, Inc. (a)................      10,400       518,700
Applied Materials, Inc. (a)......       4,100       519,419
Integrated Device Technology,
 Inc. (a)........................       4,100       118,900
Intel Corp. .....................      10,300       847,819
KLA-Tencor Corp. (a).............         500        55,688
Lam Research Corp. (a)...........       2,500       278,906

                                     SHARES        VALUE
                                   -----------------------
ELECTRONICS--SEMICONDUCTORS
 (Continued)
Micron Technology, Inc. (a)......       2,100   $   163,275
Motorola, Inc. ..................       3,400       500,650
National Semiconductor Corp.
 (a).............................         500        21,406
SDL, Inc. (a)....................         100        21,800
Texas Instruments Inc. ..........       2,800       271,250
                                                -----------
                                                  3,317,813
                                                -----------
ENGINEERING & CONSTRUCTION (0.0%)
 (b)
Dycom Industries, Inc. (a).......         700        30,844
                                                -----------
ENTERTAINMENT (0.6%)
Time Warner Inc. ................       1,300        94,169
Viacom Inc. Class B (a)..........       4,500       271,969
                                                -----------
                                                    366,138
                                                -----------
FINANCE (4.6%)
Ambac Financial Group, Inc. .....       2,500       130,469
Citigroup Inc. ..................      18,200     1,011,237
Fannie Mae.......................       8,500       530,719
Freddie Mac......................         700        32,944
MBNA Corp. ......................       1,300        35,425
Morgan Stanley Dean Witter &
 Co. ............................       8,100     1,156,275
PMI Group, Inc. (The)............       1,300        63,456
                                                -----------
                                                  2,960,525
                                                -----------
FOOD (2.9%)
Bestfoods........................         100         5,256
ConAgra, Inc. ...................      16,100       363,256
Earthgrains Co. (The)............       2,800        45,150
General Mills, Inc. .............       7,600       271,700
Heinz (H.J.) Co. ................         800        31,850
Hormel Foods Corp. ..............       1,200        48,750
IBP, Inc. .......................       2,700        48,600
Kellogg Co. .....................       3,000        92,438
Nabisco Group Holdings Corp. ....      18,100       192,313
Quaker Oats Co. (The)............       6,500       426,563
Ralston Purina Co. ..............       4,600       128,225
Sara Lee Corp. ..................       2,500        55,156
Unilever N.V.....................       2,442       132,936
                                                -----------
                                                  1,842,193
                                                -----------
FOOD & HEALTH CARE DISTRIBUTORS
 (0.4%)
Bergen Brunswig Corp. Class A....       1,900        15,794
SUPERVALU INC. ..................      13,000       260,000
                                                -----------
                                                    275,794
                                                -----------
GOLD & PRECIOUS METALS MINING
 (0.1%)
Barrick Gold Corp. ..............       2,900        51,294
Homestake Mining Co. ............       1,100         8,594
                                                -----------
                                                     59,888
                                                -----------
HARDWARE & TOOLS (0.0%) (b)
Stanley Works (The)..............         400        12,050
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                     SHARES        VALUE
                                   -----------------------
HEALTH CARE--DRUGS (4.2%)
Andrx Corp. (a)..................       2,500   $   105,781
Forest Laboratories, Inc. (a)....       1,200        73,725
Lilly (Eli) and Co. .............       4,200       279,300
Merck & Co., Inc. ...............      10,800       724,275
Pfizer Inc. .....................      26,600       862,838
Pharmacia & Upjohn, Inc. ........       6,300       283,500
Schering-Plough Corp. ...........       9,200       388,125
                                                -----------
                                                  2,717,544
                                                -----------
HEALTH CARE--HMOs (0.7%)
Aetna Inc. ......................       3,500       195,344
Oxford Health Plans, Inc. (a)....       1,700        21,569
United HealthCare Corp. .........       4,400       233,750
                                                -----------
                                                    450,663
                                                -----------
HEALTH CARE--MEDICAL PRODUCTS
 (0.8%)
Bard (C.R.) Inc. ................       2,000       106,000
Bausch & Lomb Inc. ..............       1,100        75,281
Baxter International Inc. .......       4,100       257,531
VISX, Inc. (a)...................       1,100        56,925
                                                -----------
                                                    495,737
                                                -----------
HEALTH CARE--MISCELLANEOUS (2.8%)
American Home Products Corp. ....         400        15,775
Amgen Inc. (a)(d)................       3,200       192,200
Bristol-Myers Squibb Co. ........       9,100       584,106
Johnson & Johnson................       7,500       698,438
Mallinckrodt Inc. ...............       4,600       146,337
Warner-Lambert Co. ..............       2,000       163,875
                                                -----------
                                                  1,800,731
                                                -----------
HEAVY DUTY TRUCKS (0.5%)
Cummins Engine Co., Inc. ........       5,900       285,044
PACCAR Inc. .....................       1,400        62,037
                                                -----------
                                                    347,081
                                                -----------
HOMEBUILDING (0.0%) (b)
Pulte Corp. .....................         500        11,250
                                                -----------
HOTEL/MOTEL (0.6%)
Carnival Corp. ..................       8,200       392,063
                                                -----------
HOUSEHOLD--FURNISHINGS &
 APPLIANCES (0.3%)
Armstrong World Industries,
 Inc. ...........................       1,900        63,412
Whirlpool Corp. .................       2,000       130,125
                                                -----------
                                                    193,537
                                                -----------
HOUSEHOLD PRODUCTS (1.6%)
Church & Dwight Co., Inc. .......       1,600        42,700
Clorox Co. (The).................         200        10,075
Kimberly-Clark Corp. ............       2,400       156,600
Procter & Gamble Co. (The).......       7,500       821,719
                                                -----------
                                                  1,031,094
                                                -----------

                                     SHARES        VALUE
                                   -----------------------
HOUSEWARES (0.4%)
Fortune Brands, Inc. ............       4,400   $   145,475
Tupperware Corp. ................       7,500       127,031
                                                -----------
                                                    272,506
                                                -----------
INSURANCE (3.4%)
Allmerica Financial Corp. .......         500        27,813
American International Group,
 Inc. ...........................         625        67,578
Aon Corp. .......................         500        20,000
Gallagher (Arthur J.) & Co. .....       1,500        97,125
Lincoln National Corp. ..........      11,000       440,000
Loews Corp. .....................       2,800       169,925
MGIC Investment Corp. ...........       1,700       102,319
Marsh & McLennan Cos., Inc. .....       8,400       803,775
Radian Group Inc. ...............         500        23,875
St. Paul Cos., Inc. (The)........      11,100       373,931
Travelers Property Casualty
 Corp. ..........................       1,500        51,375
                                                -----------
                                                  2,177,716
                                                -----------
INVESTMENT BANK/ BROKERAGE (0.4%)
Lehman Brothers Holdings Inc. ...       1,400       118,562
Merrill Lynch & Co., Inc. .......       1,800       150,300
                                                -----------
                                                    268,862
                                                -----------
LEISURE TIME (0.1%)
Anchor Gaming (a)................         400        17,375
Brunswick Corp. .................       1,300        28,925
                                                -----------
                                                     46,300
                                                -----------
MACHINERY--DIVERSIFIED (0.2%)
Briggs & Stratton Corp. .........       2,000       107,250
Trinity Industries, Inc. ........         500        14,219
                                                -----------
                                                    121,469
                                                -----------
MANUFACTURING--DIVERSIFIED (2.0%)
Corning Inc. ....................       1,500       193,406
Diebold, Inc. ...................         500        11,750
Dover Corp. .....................       5,300       240,487
Illinois Tool Works Inc. ........       1,524       102,965
Minnesota Mining and
 Manufacturing Co. ..............       3,400       332,775
Pall Corp. ......................       1,200        25,875
Pentair, Inc. ...................         600        23,100
Tyco International Ltd. .........      10,000       388,750
                                                -----------
                                                  1,319,108
                                                -----------
METALS--MINING (0.4%)
Phelps Dodge Corp. ..............       3,700       248,362
                                                -----------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (0.3%)
KeySpan Corp. ...................       1,700        39,419
Sempra Energy....................       9,800       170,275
                                                -----------
                                                    209,694
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES        VALUE
                                   -----------------------
OFFICE EQUIPMENT & SUPPLIES
 (0.3%)
Pitney Bowes Inc. ...............       4,400   $   212,575
                                                -----------
OIL & GAS SERVICES (0.6%)
Apache Corp. ....................         300        11,081
Diamond Offshore Drilling,
 Inc. ...........................       2,300        70,294
Noble Drilling Corp. (a).........       1,200        39,300
Tidewater Inc. ..................       3,300       118,800
Ultramar Diamond Shamrock
 Corp. ..........................       6,300       142,931
                                                -----------
                                                    382,406
                                                -----------
OIL--INTEGRATED DOMESTIC (2.5%)
Amerada Hess Corp. ..............       2,000       113,500
Atlantic Richfield Co. ..........       2,600       224,900
Kerr-McGee Corp. ................      12,300       762,600
Occidental Petroleum Corp. ......      18,800       406,550
Philips Petroleum Co. ...........       1,500        70,500
                                                -----------
                                                  1,578,050
                                                -----------
OIL--INTEGRATED INTERNATIONAL
 (3.1%)
Chevron Corp. ...................       4,100       355,163
Exxon Mobil Corp. ...............      10,500       845,906
Royal Dutch Petroleum Co. .......       7,700       465,369
Texaco Inc. .....................       6,400       347,600
                                                -----------
                                                  2,014,038
                                                -----------
PAPER & FOREST PRODUCTS (0.7%)
Georgia-Pacific Corp. ...........       1,700        86,275
International Paper Co. .........         700        39,506
Louisiana-Pacific Corp. .........         900        12,825
Westvaco Corp. ..................         300         9,788
Weyerhaeuser Co. ................       4,000       287,250
                                                -----------
                                                    435,644
                                                -----------
PHOTOGRAPHY/IMAGING (0.6%)
Eastman Kodak Co. ...............       3,200       212,000
Electronics for Imaging, Inc.
 (a).............................       3,200       186,000
                                                -----------
                                                    398,000
                                                -----------
PUBLISHING (0.2%)
Knight-Ridder, Inc. .............         400        23,800
Reader's Digest Association, Inc.
 (The) Class A...................         800        23,400
Tribune Co. .....................       1,500        82,594
                                                -----------
                                                    129,794
                                                -----------
RAILROADS (0.1%)
Union Pacific Corp. .............         900        39,262
                                                -----------
REAL ESTATE INVESTMENT/
 MANAGEMENT (0.3%)
CarrAmerica Realty Corp. ........       2,400        50,700
                                                -----------

                                     SHARES        VALUE
                                   -----------------------
RENTALS (0.3%)
Hertz Corp. (The) Class A........       3,600   $   180,450
                                                -----------
RESTAURANTS (0.4%)
Brinker International, Inc.
 (a).............................       1,600        38,400
Darden Restaurants, Inc. ........       4,300        77,937
Tricon Global Restaurants, Inc.
 (a).............................       1,000        38,625
Wendy's International, Inc. .....       5,800       119,625
                                                -----------
                                                    274,587
                                                -----------
RETAIL (6.1%)
Abercrombie & Fitch Co.
 Class A (a).....................       2,500        66,719
Albertson's, Inc. ...............         500        16,125
AnnTaylor Stores Corp. (a).......         200         6,887
Best Buy Co., Inc. (a)...........       3,200       160,600
Circuit City Stores-Circuit City
 Group...........................       3,600       162,225
Costco Wholesale Corp. (a).......         100         9,125
Dayton Hudson Corp. .............         200        14,687
Federated Department
 Stores, Inc. (a)................       4,600       232,588
Great Atlantic & Pacific Tea Co.,
 Inc. (The)......................       1,200        33,450
Home Depot, Inc. (The)...........      10,050       689,053
Kroger Co. (The) (a).............       1,300        24,538
Lowe's Cos., Inc. ...............       1,300        77,675
Penney (J.C.) Co., Inc. .........       1,900        37,881
Ross Stores, Inc. ...............       3,200        57,400
Safeway Inc. (a).................       1,700        60,456
Sears, Roebuck & Co. ............       9,500       289,156
TJX Cos., Inc. (The).............       1,600        32,700
Tandy Corp. .....................         900        44,269
Tiffany & Co. ...................         200        17,850
Toys "R" Us, Inc. (a)............      10,700       153,144
Wal-Mart Stores, Inc. ...........      22,400     1,548,400
Winn-Dixie Stores, Inc. .........       1,600        38,300
Zale Corp. (a)...................       2,300       111,263
                                                -----------
                                                  3,884,491
                                                -----------
SPECIALIZED SERVICES (0.9%)
Block (H&R), Inc. ...............       2,400       105,000
Dun & Bradstreet Corp. (The).....       3,800       112,100
Manpower Inc. ...................         400        15,050
MedQuist Inc. (a)................       1,000        25,812
National Service Industries,
 Inc. ...........................       4,500       132,750
Omnicom Group Inc. ..............         800        80,000
True North Communications
 Inc. ...........................       2,900       129,594
                                                -----------
                                                    600,306
                                                -----------
SPECIALTY PRINTING (0.4%)
Deluxe Corp. ....................       8,300       227,731
Donnelley (R.R.) & Sons Co. .....       1,100        27,294
                                                -----------
                                                    255,025
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                     SHARES        VALUE
                                   -----------------------
STEEL (0.1%)
Nucor Corp. .....................         600   $    32,887
Worthington Industries, Inc. ....       1,500        24,844
                                                -----------
                                                     57,731
                                                -----------
TELECOMMUNICATIONS (3.4%)
AT&T Corp. (d)...................      19,200       974,400
MCI WorldCom, Inc. (a)...........      13,650       724,303
Nextel Communications, Inc.
 (a).............................         500        51,562
Sprint Corp. (FON Group).........       2,300       154,819
Sprint Corp. (PCS Group) (a).....       2,700       276,750
TALK.com Inc. (a)................         500         8,875
                                                -----------
                                                  2,190,709
                                                -----------
TELEPHONE (4.5%)
ALLTEL Corp. ....................       1,400       115,762
Bell Atlantic Corp. (d)..........       6,800       418,625
BellSouth Corp. .................      15,000       702,188
GTE Corp. .......................       7,000       493,937
NEXTLINK Communications, Inc.
 (a).............................         200        16,613
SBC Communications Inc. .........      18,542       903,922
U S West, Inc. ..................       3,100       223,200
                                                -----------
                                                  2,874,247
                                                -----------
TEXTILES--APPAREL MANUFACTURERS
 (0.1%)
Liz Claiborne, Inc. .............         300        11,288
Tommy Hilfiger Corp. (a).........       2,100        48,956
                                                -----------
                                                     60,244
                                                -----------
TOBACCO (0.2%)
Philip Morris Cos. Inc. .........       5,400       125,212
                                                -----------
TRANSPORTATION (0.1%)
United Parcel Service, Inc. .....       1,000        69,000
                                                -----------
Total Common Stocks
 (Cost $51,795,754)..............                62,284,313(c)
                                                -----------
PREFERRED STOCK (0.0%) (b)
ELECTRIC POWER COMPANIES (0.0%)
 (b)
Avista Corp. ....................       1,900        28,975
                                                -----------
Total Preferred Stock
 (Cost $33,840)..................                    28,975
                                                -----------
SHORT-TERM
INVESTMENT (2.1%)
                                      PRINCIPAL
                                       AMOUNT      VALUE
                                   -------------------------
TIME DEPOSIT (2.1%)
Bank of New York Cayman
 3.00%, due 1/3/00...............  $1,340,000   $ 1,340,000
                                                -----------
Total Short-Term Investment
 (Cost $1,340,000)...............                 1,340,000
                                                -----------
Total Investments
 (Cost $53,169,594) (f)..........        99.2%   63,653,288(g)
Cash and Other Assets,
 Less Liabilities................         0.8       488,991
                                    ---------   -----------
Net Assets.......................       100.0%   64,142,279
                                    =========   ===========

FUTURES CONTRACTS (0.1%)
                                       CONTRACTS    UNREALIZED
                                          LONG    APPRECIATION(e)
                                   ------------------------------
Standard & Poor's 500
 March 2000......................           3     $    14,753
                                                  -----------
Total Futures Contracts
 (Settlement Value $1,113,150)...                 $    14,753
                                                  ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 98.8% of net assets.
(d) Segregated or partially segregated as collateral for futures contracts.
(e) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1999.
(f) The cost for Federal income tax purposes is $53,296,183.
(g) At December 31, 1999 net unrealized appreciation was $10,357,105, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $12,953,101 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,595,996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $53,169,594)...........   $63,653,288
Cash......................................         3,857
Receivables:
  Investment securities sold..............       285,203
  Fund shares sold........................       162,130
  Dividends and interest..................        78,075
Unamortized organization expense..........        14,250
Variation margin receivable on futures
  contracts...............................         2,550
                                             -----------
        Total assets......................    64,199,353
                                             -----------
LIABILITIES:
Payables:
  Adviser.................................        25,733
  Custodian...............................        11,605
  Administrator...........................         7,926
  Professional............................         5,848
Accrued expenses..........................         5,962
                                             -----------
        Total liabilities.................        57,074
                                             -----------
Net assets applicable to outstanding
  shares..................................   $64,142,279
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized....   $    50,336
Additional paid-in capital................    53,625,339
Accumulated net realized loss on
  investments.............................       (31,843)
Net unrealized appreciation on
  investments.............................    10,498,447
                                             -----------
Net assets applicable to outstanding
  shares..................................   $64,142,279
                                             ===========
Shares of capital stock outstanding.......     5,033,585
                                             ===========
Net asset value per share outstanding.....   $     12.74
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   731,146
  Interest................................        65,694
                                             -----------
        Total income......................       796,840
                                             -----------
Expenses
  Advisory................................       229,261
  Administration..........................        91,704
  Custodian...............................        43,125
  Professional............................        28,297
  Shareholder communication...............        12,131
  Amortization of organization expense....         4,281
  Directors...............................         1,751
  Miscellaneous...........................        11,757
                                             -----------
        Total expenses before
          reimbursement...................       422,307
Expense reimbursement from
  Administrator...........................       (32,564)
                                             -----------
        Net expenses......................       389,743
                                             -----------
Net investment income.....................       407,097
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain from:
  Securities transactions.................       212,029
  Futures transactions....................       141,293
                                             -----------
Net realized gain on investments..........       353,322
                                             -----------
Net change in unrealized appreciation
  (depreciation) on investments:
  Securities transactions.................     7,473,187
  Futures transactions....................      (111,900)
                                             -----------
Net unrealized gain on investments........     7,361,287
                                             -----------
Net realized and unrealized gain on
  investments.............................     7,714,609
                                             -----------
Net increase in net assets resulting from
  operations..............................   $ 8,121,706
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $5,809.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1999
and the period May 1, 1998 (Commencement of Operations) through December 31, 1998

                                                                 1999          1998
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   407,097   $   138,105
  Net realized gain (loss) on investments...................      353,322      (385,391)
  Net change in unrealized appreciation on investments......    7,361,287     3,137,160
                                                              -----------   -----------
  Net increase in net assets resulting from operations......    8,121,706     2,889,874
                                                              -----------   -----------
Dividends to shareholders:
  From net investment income................................     (412,175)     (139,956)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   29,305,680    28,012,889
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................      412,175       139,956
                                                              -----------   -----------
                                                               29,717,855    28,152,845
  Cost of shares redeemed...................................   (3,452,393)     (735,477)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   26,265,462    27,417,368
                                                              -----------   -----------
Net increase in net assets..................................   33,974,993    30,167,286
NET ASSETS:
Beginning of period.........................................   30,167,286             0
                                                              -----------   -----------
End of period...............................................  $64,142,279   $30,167,286
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $        --   $       957
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                MAY 1,
                                                                               1998 (a)
                                                               YEAR ENDED      THROUGH
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999           1998
                                                              ---------------------------
Net asset value at beginning of period......................  $     10.91    $     10.00
                                                              -----------    -----------
Net investment income.......................................         0.08           0.05
Net realized and unrealized gain on investments.............         1.83           0.91
                                                              -----------    -----------
Total from investment operations............................         1.91           0.96
                                                              -----------    -----------
Less dividends:
  From net investment income................................        (0.08)         (0.05)
                                                              -----------    -----------
Net asset value at end of period............................  $     12.74    $     10.91
                                                              ===========    ===========
Total investment return.....................................        17.59%          9.60%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................         0.89%          1.20%+
  Net expenses..............................................         0.85%          0.85%+
  Expenses (before reimbursement)...........................         0.92%          1.30%+
Portfolio turnover rate.....................................           51%            34%
Net assets at end of period (in 000's)......................  $    64,142    $    30,167

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

            COMMON STOCKS (97.7%)+
                                       SHARES        VALUE
                                     ---------------------
AEROSPACE/DEFENSE (1.6%)
Boeing Co. (The)...................       7,800   $   324,188
General Dynamics Corp. ............       3,000       158,250
                                                  -----------
                                                      482,438
                                                  -----------
ALUMINUM (1.7%)
Alcoa Inc. ........................       6,300       522,900
                                                  -----------
AUTOMOBILES (2.0%)
Ford Motor Co. ....................       5,700       304,594
General Motors Corp. ..............       4,400       319,825
                                                  -----------
                                                      624,419
                                                  -----------
BANKS (11.8%)
Bank of America Corp. .............      14,200       712,663
Bank of New York Co., Inc. (The)...       7,400       296,000
Bank One Corp. ....................       6,800       218,025
Chase Manhattan Bank Corp. (The)...       9,900       769,106
First Tennessee National Corp. ....       9,000       256,500
Fleet Boston Corp. ................      13,900       483,894
Morgan (J.P.) & Co. Inc. ..........       3,700       468,512
Wells Fargo & Co. .................       9,900       400,331
                                                  -----------
                                                    3,605,031
                                                  -----------
BEVERAGES (1.0%)
PepsiCo, Inc. .....................       8,600       303,150
                                                  -----------
BROADCAST/MEDIA (4.0%)
AT&T Liberty Media Group
 Class A (a).......................       8,900       505,075
Charter Communications,
 Inc. Class A (a)..................      11,700       255,938
Clear Channel Communications,
 Inc. (a)..........................       3,200       285,600
MediaOne Group, Inc. (a)...........       2,500       192,031
                                                  -----------
                                                    1,238,644
                                                  -----------
CHEMICALS (3.5%)
Dow Chemical Co. (The).............       1,200       160,350
Du Pont (E.I.) De Nemours & Co. ...       5,018       330,561
Eastman Chemical Co. ..............       3,400       162,137
Olin Corp. ........................      12,800       253,600
PPG Industries, Inc. ..............       2,600       162,663
                                                  -----------
                                                    1,069,311
                                                  -----------
COMPUTER SOFTWARE & SERVICES (3.3%)
Computer Associates
 International, Inc. ..............       9,400       657,412
Electronic Data Systems Corp. .....       5,200       348,075
                                                  -----------
                                                    1,005,487
                                                  -----------
COMPUTER SYSTEMS (4.7%)
Apple Computer, Inc. (a)...........       2,900       298,156
Compaq Computer Corp. .............       5,700       154,256
EMC Corp. (a)......................       4,200       458,850
Hewlett-Packard Co. ...............       1,100       125,331
International Business Machines
 Corp. ............................       3,700       399,600
                                                  -----------
                                                    1,436,193
                                                  -----------

                                       SHARES        VALUE
                                     ---------------------
ELECTRIC POWER COMPANIES (4.1%)
AES Corp. (The) (a)................       2,300   $   171,925
Duke Energy Corp. .................       1,900        95,238
Illinova Corp. ....................      13,700       476,075
Niagara Mohawk Holdings, Inc. .....      17,900       249,481
Pinnacle West Capital Corp. .......       8,200       250,612
                                                  -----------
                                                    1,243,331
                                                  -----------
ELECTRICAL EQUIPMENT (1.5%)
General Electric Co. ..............       2,900       448,775
                                                  -----------
ELECTRONICS--
 SEMICONDUCTORS (3.7%)
Intel Corp. .......................       3,800       312,788
Micron Technology, Inc. (a)........       1,100        85,525
Motorola, Inc. ....................       5,000       736,250
                                                  -----------
                                                    1,134,563
                                                  -----------
ENTERTAINMENT (3.0%)
Viacom Inc. Class B (a)............       9,900       598,331
Walt Disney Co. (The)..............      10,800       315,900
                                                  -----------
                                                      914,231
                                                  -----------
FINANCE (11.2%)
American Express Co. ..............       1,000       166,250
American General Corp. ............       8,400       637,350
Citigroup Inc. ....................      29,800     1,655,763
Freddie Mac........................       5,300       249,431
Morgan Stanley Dean Witter &
 Co. ..............................       5,100       728,025
                                                  -----------
                                                    3,436,819
                                                  -----------
FOOD (1.3%)
Heinz (H.J.) Co. ..................      10,200       406,087
                                                  -----------
HEALTH CARE--DRUGS (2.1%)
Merck & Co., Inc. .................       5,600       375,550
Watson Pharmaceuticals, Inc. (a)...       7,800       279,338
                                                  -----------
                                                      654,888
                                                  -----------
HEALTH CARE--HOSPITAL MANAGEMENT
 (2.0%)
Columbia/HCA Healthcare Corp. .....      21,000       615,563
                                                  -----------
INSURANCE (4.5%)
Allstate Corp. (The)...............       4,400       105,600
American International Group,
 Inc. .............................       8,872       959,285
XL Capital LTD.....................       6,300       326,813
                                                  -----------
                                                    1,391,698
                                                  -----------
INVESTMENT BANKS/BROKERAGE (0.5%)
Merrill Lynch & Co., Inc. .........       2,000       167,000
                                                  -----------
MACHINERY--DIVERSIFIED (0.3%)
Caterpillar Inc. ..................       2,000        94,125
                                                  -----------
MANUFACTURING DIVERSIFIED (2.3%)
Honeywell International Inc. ......       5,175       298,533

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ---------------------
MANUFACTURING DIVERSIFIED (Continued)
Minnesota Mining &
 Manufacturing Co. ................       2,400   $   234,900
Tyco International Ltd. ...........       4,100       159,388
                                                  -----------
                                                      692,821
                                                  -----------
NATURAL GAS DISTRIBUTION &
 PIPELINES (1.9%)
Coastal Corp. (The)................      11,100       393,356
Enron Corp. .......................       3,900       173,063
                                                  -----------
                                                      566,419
                                                  -----------
OIL--INTEGRATED DOMESTIC (1.4%)
Atlantic Richfield Co. ............       3,700       320,050
Conoco Inc. Class B................       4,666       116,067
                                                  -----------
                                                      436,117
                                                  -----------
OIL INTEGRATED--
 INTERNATIONAL (8.1%)
BP Amoco PLC ADR (b)...............       6,200       367,737
Chevron Corp. .....................       1,600       138,600
Exxon Mobil Corp. .................      17,541     1,413,147
Royal Dutch Petroleum Co. .........       7,200       435,150
Texaco Inc. .......................       2,400       130,350
                                                  -----------
                                                    2,484,984
                                                  -----------
PAPER & FOREST PRODUCTS (2.1%)
Georgia-Pacific Corp. .............       6,900       350,175
International Paper Co. ...........       2,500       141,094
Weyerhaeuser Co. ..................       1,900       136,443
                                                  -----------
                                                      627,712
                                                  -----------
TELECOMMUNICATIONS (5.6%)
AT&T Corp. ........................      16,550       839,912
BCE Inc. ..........................       4,000       360,750
MCI Worldcom, Inc. (a).............       4,350       230,822
Sprint Corp. (Fon Group)...........       4,000       269,250
                                                  -----------
                                                    1,700,734
                                                  -----------
TELEPHONE (8.0%)
Bell Atlantic Corp. ...............       3,700       227,781
BellSouth Corp. ...................      10,200   $   477,487
GTE Corp. .........................       9,900       698,569
SBC Communications Inc. ...........      15,265       744,169
U S West, Inc. ....................       4,300       309,600
                                                  -----------
                                                    2,457,606
                                                  -----------
TOBACCO (0.5%)
Philip Morris Cos. Inc. ...........       6,200       143,762
                                                  -----------
Total Common Stocks
 (Cost $26,588,049)................                29,904,808
                                                  -----------

SHORT-TERM
INVESTMENTS (1.8%)
                                      PRINCIPAL
                                       AMOUNT        VALUE
                                     ---------------------
FEDERAL AGENCY (1.8%)
Federal Home Loan Bank
 1.5%, due 1/3/00..................  $  536,000   $   535,955
                                                  -----------
Total Short-Term Investment
 (Cost $535,955)...................                   535,955
                                                  -----------
Total Investments
 (Cost $27,124,004) (c)............        99.5%   30,440,763(d)
Cash and Other Assets,
 Less Liabilities..................         0.5       167,312
                                      ---------     ---------
Net Assets.........................       100.0%  $30,608,075
                                      =========   ===========

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) The cost for Federal income tax purposes is $27,183,975.
(d) At December 31, 1999 net unrealized appreciation was $3,256,788, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,227,637 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $970,849.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $27,124,004)..........   $ 30,440,763
Receivables:
  Investment securities sold.............      1,411,132
  Dividends and interest.................         36,492
  Fund shares sold.......................         35,452
Unamortized organization expense.........         14,250
                                            ------------
        Total assets.....................     31,938,089
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      1,259,361
  Administrator..........................         42,746
  Adviser................................         15,098
  Custodian..............................          3,359
  Directors..............................             22
Accrued expenses.........................          9,428
                                            ------------
        Total liabilities................      1,330,014
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 30,608,075
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $     28,236
Additional paid-in capital...............     28,332,138
Accumulated net realized loss on
  investments............................     (1,069,058)
Net unrealized appreciation on
  investments............................      3,316,759
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 30,608,075
                                            ============
Shares of capital stock outstanding......      2,823,573
                                            ============
Net asset value per share outstanding....   $      10.84
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $    424,946
  Interest...............................         34,624
                                            ------------
        Total income.....................        459,570
                                            ------------
Expenses:
  Advisory...............................        148,816
  Administration.........................         49,605
  Professional...........................         21,434
  Custodian..............................          7,420
  Shareholder communication..............          4,390
  Amortization of organization expense...          4,281
  Portfolio pricing......................          1,686
  Directors..............................            855
  Miscellaneous..........................          9,569
                                            ------------
        Total expenses before
          reimbursement..................        248,056
Expense reimbursement from
  Administrator..........................        (12,431)
                                            ------------
        Net expenses.....................        235,625
                                            ------------
Net investment income....................        223,945
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........        100,967
Net change in unrealized appreciation on
  investments............................      1,272,936
                                            ------------
Net realized and unrealized gain on
  investments............................      1,373,903
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  1,597,848
                                            ============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $2,862.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1999
and the period May 1, 1998 (Commencement of Operations) through December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    223,945   $     87,669
  Net realized gain (loss) on investments...................       100,967     (1,170,025)
  Net change in unrealized appreciation on investments......     1,272,936      2,043,823
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     1,597,848        961,467
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................      (228,939)       (90,091)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    12,066,656     18,607,364
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       228,939         90,091
                                                              ------------   ------------
                                                                12,295,595     18,697,455
  Cost of shares redeemed...................................    (1,974,875)      (650,385)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    10,320,720     18,047,070
                                                              ------------   ------------
Net increase in net assets..................................    11,689,629     18,918,446
NET ASSETS:
Beginning of period.........................................    18,918,446              0
                                                              ------------   ------------
End of period...............................................  $ 30,608,075   $ 18,918,446
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $         --   $        452
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                MAY 1,
                                                                               1998 (a)
                                                               YEAR ENDED      THROUGH
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999           1998
                                                              ---------------------------
Net asset value at beginning of period......................  $     10.23    $      10.00
                                                              ------------   ------------
Net investment income.......................................         0.08            0.05
Net realized and unrealized gain on investments.............         0.61            0.23
                                                              ------------   ------------
Total from investment operations............................         0.69            0.28
                                                              ------------   ------------
Less dividends:
  From net investment income................................        (0.08)          (0.05)
                                                              ------------   ------------
Net asset value at end of period............................  $     10.84    $      10.23
                                                              ============   ============
Total investment return.....................................         6.73%           2.83%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................         0.90%           1.02%+
  Net expenses..............................................         0.95%           0.95%+
  Expenses (before reimbursement)...........................         1.00%           1.39%+
Portfolio turnover rate.....................................          121%             98%
Net assets at end of period (in 000's)......................  $    30,608    $     18,918

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

COMMON STOCKS (95.6%)+
                                       SHARES        VALUE
                                     ---------------------
BROADCAST/MEDIA (2.1%)
AT&T-Liberty Media Group Corp.
 Class A (a).......................      23,950   $ 1,359,163
                                                  -----------
COMMUNICATIONS--
 EQUIPMENT MANUFACTURERS (11.2%)
Aspect Communications Corp. (a)....       4,000       156,500
Cisco Systems, Inc. (a)............      27,200     2,913,800
JDS Uniphase Corp. (a).............      16,000     2,581,000
Nortel Networks Corp. .............      16,100     1,626,100
                                                  -----------
                                                    7,277,400
                                                  -----------
COMPUTER SOFTWARE & SERVICES
 (17.6%)
America Online, Inc. (a)...........      14,750     1,112,703
Candence Design Systems, Inc.
 (a)...............................     138,900     3,333,600
E.piphany, Inc. (a)................       2,550       568,969
InterTrust Technologies Corp.
 (a)...............................       3,050       358,756
Marimba, Inc. (a)..................      24,500     1,128,531
MetaSolv Software, Inc. (a)........         500        40,875
Microsoft Corp. (a)................      34,000     3,969,500
Oracle Corp. (a)...................       5,500       616,344
VA Linux System, Inc. .............         400        82,650
Yahoo! Inc. .......................         500       216,344
                                                  -----------
                                                   11,428,272
                                                  -----------
COMPUTER SYSTEMS (6.9%)
Dell Computer Corp. ...............      64,300     3,279,300
EMC Corp. (a)......................       7,100       775,675
Whittman-Hart, Inc. ...............       8,000       429,000
                                                  -----------
                                                    4,483,975
                                                  -----------
ELECTRICAL EQUIPMENT (4.8%)
General Electric Co. ..............      20,350     3,149,162
                                                  -----------
ELECTRONICS--COMPONENTS (6.5%)
Interlink Electronics, Inc.........      27,900     1,639,125
Sycamore Networks, Inc. (a)........       8,350     2,571,800
                                                  -----------
                                                    4,210,925
                                                  -----------
ELECTRONICS--
 SEMICONDUCTORS (11.4%)
Caliper Technologies Corp. ........       6,050       403,837
E-Tek Dynamics, Inc. ..............      12,350     1,662,619
Intel Corp. .......................       6,150       506,222
Lsi Logic Corp. ...................      30,600     2,065,500
MEMC Electronic Materials, Inc.....      54,600       668,850
Microchip Technology Inc. (a)......       9,700       663,844
National Semiconductor Corp. ......      33,600     1,438,500
                                                  -----------
                                                    7,409,372
                                                  -----------
ENTERTAINMENT (1.5%)
Time Warner Inc. ..................      13,150       952,553
                                                  -----------


                                       SHARES        VALUE
                                     ---------------------
FINANCE (3.0%)
American Express Co. ..............       5,900   $   980,875
Citigroup Inc. ....................      17,150       952,897
                                                  -----------
                                                    1,933,772
                                                  -----------
HEALTH CARE--DRUGS (4.2%)
Lilly (Eli) and Co. ...............       9,500       631,750
Merck & Co., Inc. .................       9,700       650,506
Pfizer Inc. .......................      24,650       799,584
Schering-Plough Corp. .............      16,350       689,766
                                                  -----------
                                                    2,771,606
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS
 (1.8%)
Guidant Corp. (a)..................      14,500       681,500
Medtronic, Inc. ...................      13,300       484,619
                                                  -----------
                                                    1,166,119
                                                  -----------
HEALTH CARE--
 MISCELLANEOUS (3.6%)
American Home Products Corp. ......       6,050       238,597
Bristol-Myers Squibb Co. ..........      21,900     1,405,706
Johnson & Johnson..................       7,300       679,813
                                                  -----------
                                                    2,324,116
                                                  -----------
HOUSEHOLD PRODUCTS (1.1%)
Clorox Co. (The)...................      14,000       705,250
                                                  -----------
INSURANCE (1.7%)
American International Group,
 Inc. .............................      10,175     1,100,172
                                                  -----------
INTERNET SOFTWARE & SERVICES (1.1%)
El Sitio, Inc (a)..................       1,500        52,125
Juniper Networks Inc. (a)..........         300       102,000
Phone.com, Inc. (a)................       4,900       568,094
                                                  -----------
                                                      722,219
                                                  -----------
RETAIL (6.6%)
Home Depot, Inc. (The).............      23,600     1,618,075
Kohl's Corp. (a)...................       7,250       523,359
Wal-Mart Stores, Inc. .............      31,300     2,163,612
                                                  -----------
                                                    4,305,046
                                                  -----------
SPECIALIZED SERVICES (6.3%)
Convergys Corp. ...................      75,600     2,324,700
Omnicom Group Inc. ................      18,000     1,800,000
                                                  -----------
                                                    4,124,700
                                                  -----------
TELECOMMUNICATIONS (1.2%)
MCI WorldCom, Inc. (a).............      15,225       807,877
                                                  -----------
TELEPHONE (3.0%)
BroadWing Inc. ....................      53,350     1,967,281
                                                  -----------
Total Common Stocks
 (Cost $48,971,736)................                62,198,980
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

SHORT-TERM
INVESTMENT (9.5%)
                                       PRINCIPAL
                                        AMOUNT       VALUE
                                     ------------------------
TIME DEPOSIT (9.5%)
Bank of New York Cayman
 3.00%, due 1/3/00.................  $6,200,000   $ 6,200,000
                                                  -----------
Total Short-Term Investment
 (Cost $6,200,000).................                 6,200,000
                                                  -----------
Total Investments
 (Cost $55,171,736) (b)............       105.1%   68,398,980(c)
Liabilities in Excess of
 Cash and Other Assets.............        (5.1)   (3,310,230)
                                     ----------   -----------
Net Assets.........................       100.0%  $65,088,750
                                     ==========   ===========

------------
(a) Non-income producing security.
(b) The cost for Federal income tax purposes is $55,275,494.
(c) At December 31, 1999 net unrealized appreciation was $13,123,486, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $13,672,352 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $548,866.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $55,171,736)..........   $ 68,398,980
Cash.....................................          2,888
Receivables:
  Investment securities sold.............      2,177,929
  Fund shares sold.......................        285,466
  Dividends and interest.................         14,833
Unamortized organization expense.........         14,250
                                            ------------
        Total assets.....................     70,894,346
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      5,749,788
  Adviser................................         23,830
  Administrator..........................         16,519
  Custodian..............................          5,357
Accrued expenses.........................         10,102
                                            ------------
        Total liabilities................      5,805,596
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 65,088,750
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $     35,082
Additional paid-in capital...............     45,071,159
Accumulated net realized gain on
  investments............................      6,755,265
Net unrealized appreciation on
  investments............................     13,227,244
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 65,088,750
                                            ============
Shares of capital stock outstanding......      3,508,171
                                            ============
Net asset value per share outstanding....   $      18.55
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $    125,457
  Interest...............................        120,310
                                            ------------
        Total income.....................        245,767
                                            ------------
Expenses:
  Advisory...............................        151,698
  Administration.........................         60,679
  Professional...........................         21,798
  Custodian..............................          8,517
  Shareholder communication..............          5,552
  Amortization of organization expense...          4,282
  Directors..............................          1,056
  Miscellaneous..........................         11,285
                                            ------------
        Total expenses before
          reimbursement..................        264,867
  Expense reimbursement from
    Administrator........................         (6,980)
                                            ------------
        Net expenses.....................        257,887
                                            ------------
Net investment loss......................        (12,120)
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........     11,073,031
Net change in unrealized appreciation on
  investments............................      9,293,252
                                            ------------
Net realized and unrealized gain on
  investments............................     20,366,283
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 20,354,163
                                            ============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $621.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1999
and the period May 1, 1998 (Commencement of Operations) through December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income (loss)..............................  $   (12,120)   $      9,420
  Net realized gain (loss) on investments...................   11,073,031      (1,257,077)
  Net change in unrealized appreciation on investments......    9,293,252       3,933,992
                                                              ------------   ------------
  Net increase in net assets resulting from operations......   20,354,163       2,686,335
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................         (831)        (11,463)
  From net realized gain on investments.....................   (3,052,873)             --
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (3,053,704)        (11,463)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   29,117,491      16,271,934
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    3,053,704          11,463
                                                              ------------   ------------
                                                               32,171,195      16,283,397
  Cost of shares redeemed...................................   (2,849,878)       (491,295)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................   29,321,317      15,792,102
                                                              ------------   ------------
Net increase in net assets..................................   46,621,776      18,466,974
NET ASSETS:
Beginning of period.........................................   18,466,974               0
                                                              ------------   ------------
End of period...............................................  $65,088,750    $ 18,466,974
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $        --    $        831
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                MAY 1,
                                                                               1998 (a)
                                                               YEAR ENDED      THROUGH
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999           1998
                                                              ---------------------------
Net asset value at beginning of period......................  $     11.78    $      10.00
                                                              ------------   ------------
Net investment income (loss)................................        (0.01)(b)         0.01
Net realized and unrealized gain on investments.............         7.71            1.78
                                                              ------------   ------------
Total from investment operations............................         7.70            1.79
                                                              ------------   ------------
Less dividends and distributions:
  From net investment income................................        (0.00)(c)        (0.01)
  From net realized gain on investments.....................        (0.93)             --
                                                              ------------   ------------
  Total dividends and distributions.........................        (0.93)          (0.01)
                                                              ------------   ------------
Net asset value at end of period............................  $     18.55    $      11.78
                                                              ============   ============
Total investment return.....................................        65.50%          17.85%(d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)..............................        (0.04)%          0.11%+
  Net expenses..............................................         0.85%           0.85%+
  Expenses (before reimbursement)...........................         0.87%           1.28%+
Portfolio turnover rate.....................................          203%             31%
Net assets at end of period (in 000's)......................  $    65,089    $     18,467

------------
(a)  Commencement of Operations.
(b) Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1999

COMMON STOCKS (83.8%)+
                                       SHARES        VALUE
                                     ---------------------
AEROSPACE/DEFENSE (1.7%)
Armor Holdings, Inc. (a)...........      18,600   $   244,125
Orbital Sciences Corp. (a).........      16,800       311,850
                                                  -----------
                                                      555,975
                                                  -----------
AIRLINES (0.3%)
Frontier Airlines, Inc. (a)........       8,300        94,413
                                                  -----------
BANKS (0.3%)
Net.B@nk, Inc. (a).................       4,500        83,250
                                                  -----------
BROADCAST/MEDIA (0.3%)
Salem Communications Corp. Class A
 (a)...............................       3,800        85,975
                                                  -----------
CHEMICALS (1.3%)
Albany Molecular Research, Inc.
 (a)...............................       3,300       100,650
OM Group, Inc. ....................       9,600       330,600
                                                  -----------
                                                      431,250
                                                  -----------
CONSUMER SERVICES (0.2%)
Memberworks Inc. (a)...............       2,400        79,650
                                                  -----------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS (4.2%)
Cable Design Technologies Corp.
 (a)...............................       2,500        57,500
CellStar Corp. (a).................      27,100       267,612
EMS Technologies, Inc. (a).........       1,600        18,800
Netro Corp. (a)....................       4,600       234,600
Plantronics, Inc. (a)..............      10,700       765,719
                                                  -----------
                                                    1,344,231
                                                  -----------
COMPUTER SOFTWARE & SERVICES (17.2%)
Advanced Digital Information Corp.
 (a)...............................       6,600       320,926
Aspect Development, Inc. (a).......       1,700       116,450
Best Software, Inc. (a)............       7,500       221,250
Caere Corp. (a)....................      12,100        88,481
Cambridge Technology Partners
 (Massachusetts) Inc. (a)..........      31,100       816,375
CheckFree Holdings Corp. (a).......       1,300       135,850
Complete Business Solutions, Inc.
 (a)...............................       1,900        47,738
Computer Horizons Corp. (a)........      11,600       187,775
Daleen Technologies, Inc. (a)......       2,900        63,437
Dendrite International, Inc. (a)...       3,050       103,319
Exchange Applications, Inc. (a)....       1,100        61,462
IMRglobal Corp. (a)................      17,200       216,075
Infocure Corp. (a).................       2,800        87,325
Landmark Systems Corp. (a).........      14,100       147,169
Mastech Corp. (a)..................       9,000       222,750
MICROS Systems, Inc. (a)...........       7,900       584,600
National Computer Systems, Inc. ...       3,600       135,450
Nvidia Corp. (a)...................       3,700       173,669
Optio Software, Inc. (a)...........       4,700       110,450
Phoenix Technologies Ltd. (a)......       5,500        86,969
SCB Computer Technology Inc. (a)...      13,000        40,625

                                       SHARES        VALUE
                                     ---------------------

COMPUTER SOFTWARE & SERVICES (Continued)
S1 Corp. (a).......................      10,500   $   820,312
Sykes Enterprises, Inc. (a)........       3,100       136,013
Technology Solutions Co. (a).......       2,900        94,975
THQ Inc. (a).......................       2,500        57,969
Transaction Systems Architects,
 Inc. (a)..........................       4,500       126,000
USWeb Corp. (a)....................       7,500       333,281
                                                  -----------
                                                    5,536,695
                                                  -----------
COMPUTER SYSTEMS (5.7%)
Artesyn Technologies, Inc. (a).....       9,400       197,400
FVC.COM, Inc. (a)..................       9,700       113,369
In Focus Systems, Inc. (a).........       9,400       217,962
MicroTouch Systems, Inc. (a).......       7,200        90,900
National Instruments Corp. (a).....       4,500       172,125
RadiSys Corp. (a)..................       9,750       497,250
Xircom, Inc. (a)...................       7,000       525,000
                                                  -----------
                                                    1,814,006
                                                  -----------
COSMETICS/PERSONAL CARE (0.2%)
Steiner Leisure Ltd. (a)...........       3,300        55,069
                                                  -----------
ELECTRIC POWER COMPANIES (0.8%)
Independent Energy Holdings PLC ADR
 (a)(b)............................       7,600       253,175
                                                  -----------
ELECTRICAL EQUIPMENT (0.9%)
Technitrol, Inc. ..................       6,400       284,800
                                                  -----------
ELECTRONICS--COMPONENTS (2.6%)
Ampex Corp. Class A (a)............      19,000       103,312
Rudolph Technologies, Inc. (a).....       4,500       150,750
Sawtek Inc. (a)....................       8,800       585,750
                                                  -----------
                                                      839,812
                                                  -----------
ELECTRONICS--INSTRUMENTATION (1.5%)
Analogic Corp. ....................       4,600       151,800
Coherent, Inc. (a).................       2,800        74,900
LeCroy Corp. (a)...................       8,200       100,450
Sonosite, Inc. (a).................       5,300       167,613
                                                  -----------
                                                      494,763
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (0.4%)
American Xtal Technology, Inc.
 (a)...............................       6,500       113,344
                                                  -----------
ENTERTAINMENT (0.9%)
Activision, Inc. (a)...............      10,700       163,844
CINAR Corp. Class B (a)............       4,900       120,050
                                                  -----------
                                                      283,894
                                                  -----------
FINANCE (0.2%)
Federal Agricultural Mortgage Corp.
 Class C (a).......................       3,400        68,637
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 1999

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ---------------------
FOOD (0.7%)
Horizon Organic Holding Corp.
 (a)...............................       6,600   $    49,500
Northland Cranberries, Inc. Class
 A.................................       9,000        54,000
Smithfield Foods, Inc. (a).........       5,700       136,800
                                                  -----------
                                                      240,300
                                                  -----------
GOLD & PRECIOUS METALS--MINING (1.2%)
Stillwater Mining Co. (a)..........      12,250       390,469
                                                  -----------
HEALTH CARE--DRUGS (1.0%)
ICOS Corp. (a).....................       3,900       114,075
Pathogenesis Corp. (a).............       6,400       137,200
Twinlab Corp. (a)..................       7,600        60,325
                                                  -----------
                                                      311,600
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS (1.6%)
ATS Medical, Inc. (a)..............      16,300       243,481
Arrow International, Inc. .........       4,000       116,000
Orthofix International N.V. (a)....       4,500        64,406
Theragenics Corp. (a)..............      10,400        94,250
                                                  -----------
                                                      518,137
                                                  -----------
HEALTH CARE--MISCELLANEOUS (2.7%)
Apria Healthcare Group Inc. (a)....      12,100       217,044
Express Scripts, Inc. Class A
 (a)...............................       2,000       128,000
First Consulting Group, Inc. (a)...       3,900        60,450
Hanger Orthopedic Group, Inc.
 (a)...............................      13,200       132,000
Hooper Holmes, Inc.................      10,000       257,500
Matria Healthcare, Inc. (a)........      19,600        80,850
                                                  -----------
                                                      875,844
                                                  -----------
HOMEBUILDING (0.4%)
Crossmann Communities, Inc. (a)....       8,900       137,950
                                                  -----------
INTERNET SOFTWARE & SERVICES (4.2%)
Alloy Online, Inc. (a).............       4,500        70,875
eCollege.com (a)...................       6,900        75,469
Lionbridge Technologies, Inc.
 (a)...............................       3,800        69,350
NBC Internet Inc. (a)..............       9,700       749,325
Primus Knowledge Solutions, Inc.
 (a)...............................       5,200       235,625
Proxicom, Inc. (a).................       1,100       136,744
                                                  -----------
                                                    1,337,388
                                                  -----------
LEISURE TIME (1.4%)
American Classic Voyages Co. (a)...       4,800       168,000
Bally Total Fitness Holding Corp.
 (a)...............................       3,900       104,081
Championship Auto Racing Teams,
 Inc. (a)..........................       7,200       165,600
                                                  -----------
                                                      437,681
                                                  -----------
MACHINE TOOLS (0.3%)
Flow International Corp. (a).......       8,900       101,237
                                                  -----------
MANUFACTURING--DIVERSIFIED (1.5%)
Dionex Corp. (a)...................       2,600       107,087
Identix Inc. (a)...................      12,300       111,469
JLG Industries, Inc. ..............       4,500        71,719
Matthews International Corp. Class
 A.................................       7,000       192,500
                                                  -----------
                                                      482,775
                                                  -----------

                                       SHARES        VALUE
                                     ---------------------

OIL & GAS SERVICES (3.9%)
Core Laboratories N.V. (a).........      16,900   $   339,056
Evergreen Resources, Inc. (a)......       9,200       181,700
Harken Energy Corp. (a)............      31,900        23,925
Louis Dreyfus Natural Gas Corp.
 (a)...............................       9,100       164,938
Seitel, Inc. (a)...................      11,900        80,325
Stone Energy Corp. (a).............       4,500       160,312
Transmontaigne Inc. (a)............       8,200        57,400
Vintage Petroleum, Inc. ...........      19,500       235,219
                                                  -----------
                                                    1,242,875
                                                  -----------
RAILROADS (0.5%)
Westinghouse Air Brake Co. ........       8,415       149,366
                                                  -----------
REAL ESTATE--INVESTMENT (0.5%)
Catellus Development Corp. (a).....       4,700        60,219
Healthcare Realty Trust Inc. ......       5,400        84,375
                                                  -----------
                                                      144,594
                                                  -----------
RENTALS (0.3%)
McGrath Rentcorp...................       6,300       110,250
                                                  -----------
RETAIL (6.5%)
Ames Department Stores, Inc. (a)...       6,300       181,519
Cost Plus, Inc. (a)................       3,625       129,141
Cutter & Buck Inc. (a).............       4,600        69,575
Kenneth Cole Productions, Inc.
 Class A (a).......................       5,300       242,475
iGo Corp. (a)......................       6,000        54,375
Insight Enterprises, Inc. (a)......       4,600       186,875
Pacific Sunwear of California, Inc.
 (a)...............................       9,350       298,031
Shoe Carnival, Inc. (a)............      10,400       104,650
SLI, Inc. .........................      15,500       210,218
Stage Stores, Inc. (a).............      21,000        48,563
Tarrant Apparel Group (a)..........       8,700        83,737
Tuesday Morning Corp. (a)..........       1,200        22,125
Whole Foods Market, Inc. (a).......       5,900       273,613
Wild Oats Markets, Inc. (a)........       4,800       106,500
Zany Brainy, Inc. (a)..............       7,400        75,850
                                                  -----------
                                                    2,087,247
                                                  -----------
SHOES (1.4%)
Skechers U.S.A., Inc. (a)..........       9,000        34,313
Timberland Co. (The) Class A (a)...       5,100       269,662
Vans, Inc. (a).....................      10,700       131,075
                                                  -----------
                                                      435,050
                                                  -----------
SPECIALIZED SERVICES (10.5%)
Acxiom Corp. (a)...................      11,400       273,600
Aegis Communications Group, Inc.
 (a)...............................      60,000        58,128
Butler International, Inc. (a).....       7,850        86,350
Caribiner International, Inc.
 (a)...............................      14,900        54,013
CIBER, Inc. (a)....................       9,900       272,250
Cornell Corrections, Inc. (a)......      10,300        86,262
Diamond Technology Partners Inc.
 (a)...............................       4,250       365,234
G&K Services, Inc. Class A.........       5,000       161,875
Healthcare Services Group, Inc.
 (a)...............................      11,800        82,600
Iron Mountain Inc. (a).............       8,900       349,881
Jupiter Communications, Inc. (a)...       2,500        75,625

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ---------------------
SPECIALIZED SERVICES (Continued)
Kroll-O'Gara Co. (The) (a).........      14,600   $   240,900
Labor Ready, Inc. (a)..............       8,250       100,031
Modis Professional Services, Inc.
 (a)...............................       6,600        94,050
NFO Worldwide, Inc. (a)............      14,900       333,388
Pegasus Systems, Inc. (a)..........       5,800       349,813
Renaissance Worldwide, Inc. (a)....         600         4,425
Student Advantage, Inc. (a)........      15,600       346,125
Xced, Inc. (a).....................         600        24,900
                                                  -----------
                                                    3,359,450
                                                  -----------
TELECOMMUNICATIONS (4.9%)
Clearnet Communications Inc. (a)...      10,600       364,375
GST Telecommunications, Inc. (a)...       8,200        74,312
MGC Communications, Inc. (a).......       4,700       238,525
Talk.com Inc. (a)..................      15,800       280,450
TeleTech Holdings, Inc. (a)........      18,600       626,878
                                                  -----------
                                                    1,584,540
                                                  -----------
TELEPHONE (0.7%)
Boston Communications Group, Inc.
 (a)...............................       7,200        37,800
PairGain Technologies, Inc. (a)....      12,300       174,506
                                                  -----------
                                                      212,306
                                                  -----------
TEXTILES (0.8%)
Quicksilver, Inc. (a)..............      12,600       195,300
Tropical Sportswear Int'l Corp.
 (a)...............................       4,500        72,562
                                                  -----------
                                                      267,862
                                                  -----------

                                       SHARES        VALUE
                                     ---------------------

WASTE DISPOSAL (0.1%)
U S Liquids Inc. (a)...............       5,800   $    48,575
                                                  -----------
Total Common Stocks (Cost
 $22,254,456)......................                26,894,435
                                                  -----------
SHORT-TERM INVESTMENT (8.6%)
                                      PRINCIPAL
                                         AMOUNT
                                     ---------
TIME DEPOSIT (8.6%)
Bank of New York Cayman 3.00%, due
 1/3/00............................  $2,775,000     2,775,000
                                                  -----------
Total Short-Term Investment (Cost
 $2,775,000).......................                 2,775,000
                                                  -----------
Total Investments (Cost
 $25,029,456) (c)..................        92.4%   29,669,435(d)
Cash and Other Assets, Less
 Liabilities.......................         7.6     2,430,575
                                      ---------   -----------
Net Assets.........................       100.0%  $32,100,010
                                      =========   ===========

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) The cost for Federal income tax purposes is $25,036,577.
(d) At December 31, 1999 net unrealized appreciation was $4,632,858, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $7,676,603 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,043,745.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1999

ASSETS:
Investment in securities, at value
  (identified cost $25,029,456)..........   $ 29,669,435
Cash.....................................         90,189
Receivables:
  Fund shares sold.......................      3,553,476
  Investment securities sold.............        568,476
  Administrator..........................            924
  Dividends and interest.................            455
Unamortized organization expense.........         14,251
                                            ------------
        Total assets.....................     33,897,206
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      1,772,361
  Adviser................................         13,013
  Custodian..............................          3,698
  Shareholder communication..............          1,525
  Directors..............................             20
Accrued expenses.........................          6,579
                                            ------------
        Total liabilities................      1,797,196
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 32,100,010
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 100 million shares authorized...   $     26,880
Additional paid-in capital...............     26,309,860
Accumulated undistributed net realized
  gain on investments....................      1,123,291
Net unrealized appreciation on
  investments............................      4,639,979
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 32,100,010
                                            ============
Shares of capital stock outstanding......      2,688,023
                                            ============
Net asset value per share outstanding....   $      11.94
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1999

INVESTMENT INCOME:
Income:
  Interest...............................   $     52,483
  Dividends (a)..........................         34,998
                                            ------------
        Total income.....................         87,481
                                            ------------
Expenses:
  Advisory...............................        127,201
  Administration.........................         42,401
  Professional...........................         21,392
  Custodian..............................         10,642
  Amortization of organization expense...          4,281
  Shareholder communication..............          1,741
  Portfolio pricing......................          1,687
  Directors..............................            848
  Miscellaneous..........................          9,531
                                            ------------
        Total expenses before
          reimbursement..................        219,724
Expense reimbursement from
  Administrator..........................        (18,322)
                                            ------------
        Net expenses.....................        201,402
                                            ------------
Net investment loss......................       (113,921)
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........      2,297,084
Net change in unrealized appreciation on
  investments............................      4,073,226
                                            ------------
Net realized and unrealized gain on
  investments............................      6,370,310
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  6,256,389
                                            ============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $1,206.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 1999
and the period May 1, 1998 (Commencement of Operations) through December 31, 1998

                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $  (113,921)   $    (24,620)
  Net realized gain (loss) on investments...................    2,297,084        (529,147)
  Net change in unrealized appreciation on investments......    4,073,226         566,753
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    6,256,389          12,986
                                                              ------------   ------------
Distribution to shareholders:
  From net realized gain on investments.....................     (535,006)             --
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   14,691,410      16,317,722
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................      535,006              --
                                                              ------------   ------------
                                                               15,226,416      16,317,722
  Cost of shares redeemed...................................   (4,715,163)       (463,334)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................   10,511,253      15,854,388
                                                              ------------   ------------
Net increase in net assets..................................   16,232,636      15,867,374
NET ASSETS:
Beginning of period.........................................   15,867,374               0
                                                              ------------   ------------
End of period...............................................  $32,100,010    $ 15,867,374
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                MAY 1,
                                                                               1998 (a)
                                                               YEAR ENDED      THROUGH
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999           1998
                                                              ---------------------------
Net asset value at beginning of period......................  $       9.21   $      10.00
                                                              ------------   ------------
Net investment loss.........................................         (0.05)(b)        (0.01)
Net realized and unrealized gain (loss) on investments......          2.81          (0.78)
                                                              ------------   ------------
Total from investment operations............................          2.76          (0.79)
                                                              ------------   ------------
Less distributions:
  From net realized gain on investments.....................        (0.03)             --
                                                              ------------   ------------
Net asset value at end of period............................  $      11.94   $       9.21
                                                              ============   ============
Total investment return.....................................         32.19%         (7.90%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................         (0.54%)        (0.35%)+
  Net expenses..............................................          0.95%          0.95%+
  Expenses (before reimbursement)...........................          1.04%          1.50%+
Portfolio turnover rate.....................................            59%            12%
Net assets at end of period (in 000's)......................  $     32,100   $     15,867

------------
(a)  Commencement of Operations.
(b) Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +  Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, ("Investment Company Act") as an open-end diversified management investment company. American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios, which commenced operations on May 1, 1998, Convertible Portfolio, which commenced operations on October 1, 1996, High Yield Corporate Bond, International Equity and Value Portfolios, which commenced operations on May 1, 1995, Capital Appreciation, Cash Management, Government, Total Return and Indexed Equity Portfolios, which commenced operations on January 29, 1993 and Bond and Growth Equity Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, NYLIAC Variable Annuity Separate Account-III ("Separate Account"). The Separate Account is used to fund flexible premium deferred variable annuity policies.

The investment objectives for each of the Portfolios of the Fund are as follows:

Capital Appreciation: to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

Cash Management: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Convertible:  to seek capital appreciation together with current income.

Government: to seek a high level of current income, consistent with safety of principal.

High Yield Corporate Bond: to maximize current income through investment in a diversified portfolio of high yield, high risk debt securities which are ordinarily in the lower rating categories of recognized rating agencies (that is, rated Baa to B by Moody's or BBB to B by S&P). Capital appreciation is a secondary objective.

International Equity: to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

Total Return: to realize current income consistent with reasonable opportunity for future growth of capital and income.

Value: to realize maximum long-term total return from a combination of capital growth and income.

Bond: to seek the highest income over the long term consistent with preservation of principal.

Growth Equity: to seek long-term growth of capital, with income as a secondary consideration.

Indexed Equity: to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500 Index.

American Century Income & Growth: to seek dividend growth, current income and capital appreciation.

Dreyfus Large Company Value:  to seek capital appreciation.

Eagle Asset Management Growth Equity: to seek growth through long-term capital appreciation.

Lord Abbett Developing Growth: to seek long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

High Yield Corporate Bond Portfolio invests primarily in high yield bonds. These bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds.

                                                   MAINSTAY VP SERIES FUND, INC.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Fund:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share is calculated for each Portfolio by dividing the current market value (amortized cost, in the case of Cash Management Portfolio) of the Portfolio's total assets, less liabilities, by the total number of outstanding shares of that Portfolio. Each Portfolio's net asset value will fluctuate, and although the Cash Management Portfolio seeks to preserve the value of your investment of $1.00 per share, an investor could lose money by investing in any Portfolio. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      (B)

SECURITIES VALUATION. Portfolio securities of Cash Management Portfolio are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Securities of each of the other Portfolios are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, at the mean between the closing bid and asked prices, (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System, (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the bid price supplied through such system, (d) by appraising over-the-counter securities not quoted on the National Association of Securities Dealers NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, at prices supplied by the pricing agent or brokers selected by the Adviser (see Note 3) if these prices are deemed to be representative of market values at the regular close of business of the Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser to be representative of market values at the regular close of business of the Exchange, (f) by appraising options and futures contracts at the last sale price on the market where such options or futures contracts are principally traded, and (g) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the regular close of the Exchange will not be reflected in the Portfolios' calculations of net asset values unless the Adviser believes that the particular event would materially affect net asset value, in which case an adjustment would be made.

                                      (C)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The High Yield Corporate Bond, International Equity and Value Portfolios enter into foreign currency forward contracts in order to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amount reflects the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation (depreciation) on forward contracts reflects the Portfolio's exposure at year-end to credit loss in the event of a counterparty's failure to perform its obligations.

HIGH YIELD CORPORATE BOND PORTFOLIO
Foreign currency forward contracts open at December 31, 1999:

                                                                 CONTRACT        CONTRACT       UNREALIZED
                                                                  AMOUNT          AMOUNT      APPRECIATION/
                                                                   SOLD         PURCHASED     (DEPRECIATION)
                                                                 --------       ---------     --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 2/7/00.......................  E   13,676,413   $ 14,131,083     $ 381,839
Euro vs. U.S. Dollar, expiring 2/7/00.......................  E    1,000,000   $  1,021,550        16,225
Pound Sterling vs. U.S. Dollar, expiring 3/1/00.............  L    5,620,000   $  8,943,809      (114,698)
Pound Sterling vs. U.S. Dollar, expiring 3/1/00.............  L    9,809,300   $ 16,239,787       428,825

                                                                 CONTRACT        CONTRACT
                                                                  AMOUNT          AMOUNT
                                                                PURCHASED          SOLD
                                                                ---------        --------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 2/7/00.......................  E    2,410,436   $  2,550,000      (126,728)
Pound Sterling vs. U.S. Dollar, expiring 3/1/00.............  L    1,546,601   $  2,513,455       (20,591)
                                                                                                ---------
Net unrealized appreciation on foreign currency forward
  contracts.................................................                                    $ 564,872
                                                                                                =========

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
Foreign currency forward contracts open at December 31, 1999:

                                                                 CONTRACT        CONTRACT       UNREALIZED
                                                                  AMOUNT          AMOUNT      APPRECIATION/
                                                                   SOLD         PURCHASED     (DEPRECIATION)
                                                                 --------       ---------     --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Japanese Yen vs. U.S. Dollar, expiring 3/1/00...............  Y  893,600,000   $  8,898,626     $  80,596
Pound Sterling vs. U.S. Dollar, expiring 2/7/00.............  L    1,063,000   $  1,724,292        10,826
Pound Sterling vs. U.S. Dollar, expiring 2/7/00.............  L      167,000   $    268,135        (1,054)
Swedish Krona vs. Euro, expiring 2/29/00....................  SK   1,710,000   E    199,533           (87)

                                                                 CONTRACT        CONTRACT
                                                                  AMOUNT          AMOUNT
                                                                PURCHASED          SOLD
                                                                ---------        --------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 2/7/00.......................  E    1,090,000   $  1,135,234       (39,426)
Euro vs. U.S. Dollar, expiring 2/7/00.......................  E      610,000   $    637,877       (24,627)
Japanese Yen vs. U.S. Dollar, expiring 3/1/00...............  Y  111,474,300   $  1,090,000        10,027
                                                                                                ---------
Net unrealized appreciation on foreign currency forward
  contracts.................................................                                    $  36,255
                                                                                                =========

VALUE PORTFOLIO

Foreign currency forward contract open at December 31, 1999:

                                                                 CONTRACT        CONTRACT
                                                                  AMOUNT          AMOUNT        UNREALIZED
                                                                   SOLD         PURCHASED      DEPRECIATION
                                                              --------------   ------------   --------------
FOREIGN CURRENCY SALE CONTRACT
------------------------------------------------------------
Japanese Yen vs. U.S. Dollar, expiring 3/16/00..............  Y  422,000,000   $  4,133,203     $ (41,023)
                                                                                                ---------
Net unrealized depreciation on foreign currency forward
  contract..................................................                                    $ (41,023)
                                                                                                =========

                                      (D)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Indexed Equity and American Century Income & Growth Portfolios invest in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill their investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

                                      (E)

REPURCHASE AGREEMENTS. At the time a Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the respective Portfolio's custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities are monitored by the Adviser by pricing them daily.

Each Portfolio may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily except when collection is not expected. Discounts on securities purchased for all Portfolios are accreted on the constant yield method over the life of the respective securities or, if applicable, over the period to the first call date. Premiums on securities purchased are not amortized for any Portfolio except Cash Management Portfolio which amortizes the premium on the constant yield method over the life of the respective securities.

                                      (G)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are recorded in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date,

       (ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities of Convertible, High Yield Corporate Bond and International Equity Portfolios are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from fluctuations in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for Federal income tax purposes.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing foreign currency denominated assets and liabilities, other than investments, at year-end exchange rates are reflected in unrealized foreign exchange gains (losses).

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency held at December 31, 1999:

                CURRENCY                            COST            VALUE
-----------------------------------------         --------         --------
Euro                       E      787,179         $791,649         $789,238
Japanese Yen               Y    1,842,375           17,994           18,000
New Zealand Dollar         N$       7,640            3,936            3,984
Pound Sterling             L       18,041           28,551           29,086
                                                  --------         --------
                                                  $842,130         $840,308
                                                  ========         ========

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (H)

MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account with the custodian containing securities from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (I)

RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. The issuers of the securities will bear the costs involved in registration under the Securities Act of 1933 and in connection with the disposition of such securities. The High Yield Corporate Bond and Total Return Portfolios do not have the right to demand that such securities be registered.

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at December 31, 1999:

                                                                        PRINCIPAL                                     PERCENT
                                                  ACQUISITION            AMOUNT/                        12/31/99         OF
                SECURITY                            DATE(S)               SHARES         COST             VALUE      NET ASSETS
                --------                      -------------------      ------------   -----------      -----------   ----------
Affinity Group, Inc.
  Bank debt
  Tranche B
  10.125%, due 6/30/06..................                 12/17/98      $  1,287,000   $ 1,287,000      $ 1,280,565       0.2%
Euro Disneyland S.N.C.
  Phase 1, Bank debt
  Tranche A
  3.4323%, due 11/30/06.................                  7/21/99      FF 1,817,818       207,677          218,758       0.0(b)
  Tranche D
  4.4549%, due 11/30/06.................                  7/21/99      FF 3,382,179       386,234          407,016       0.1
Eurotunnel
  Bank debt
  Tier One
  5.28%, due 12/31/12...................         5/12/99 - 9/8/99      FF10,595,000     1,416,370        1,279,063       0.2
  7.03%, due 12/31/12...................                  5/12/99      L  7,500,000    10,048,481        9,549,364       1.4
First Pacific Capital Ltd.
  Bank debt
  7.4375%, due 1/23/00..................                  8/13/98      $  3,000,000     2,977,402        2,820,000       0.4
FRI-MRD Corp.
  14.00%, due 1/24/02...................                 10/30/98      $  3,000,000     3,016,485        2,955,000       0.4
  15.00%, due 1/24/02...................         8/12/97 - 4/3/98      $  5,400,000     5,360,180        5,373,000       0.8
GPA Group, PLC
  Preferred Stock.......................        3/7/96 - 11/20/97         4,750,000     2,353,175        2,470,000       0.4
Inamed Corp.
  Bridge Loan
  13.4763%, due 6/2/00..................                   9/2/99      $  1,679,852     1,669,618        1,679,852       0.3
International Wireless
  Communications Holdings, Inc.
  (zero coupon), due 8/15/01............                  6/17/98      $  7,775,000     2,018,524          777,500       0.1

                                                                        PRINCIPAL                                     PERCENT
                                                  ACQUISITION            AMOUNT/                        12/31/99         OF
                SECURITY                            DATE(S)               SHARES         COST             VALUE      NET ASSETS
                --------                      -------------------      ------------   -----------      -----------   ----------
Isle of Capri Casinos, Inc.
  Bank debt
  Tranche A
  8.4119%, due 4/23/04..................                  5/12/99      $  3,383,333   $ 3,350,655      $ 3,383,333       0.5%
Metawave Communications Corp.
  Preferred Stock
  Series D(c)...........................                  5/14/99            53,509             0(a)       296,975       0.0(b)
Orius Corp.
  Bridge Loan
  13.00%, due 12/15/00..................                 12/30/99      $  3,285,000     3,203,145        3,285,000       0.5
Paperboard Industries
  International, Inc.
  Preferred Stock
  5.00%, Class A........................                   5/4/98           145,000     2,413,129        2,304,183       0.3
President Casinos, Inc.
  12.00%, due 9/15/01...................                  12/3/98      $  1,180,000     1,180,000        1,180,000       0.2
Synthetic Industries, Inc.
  Bridge Loan
  13.00%, due 12/14/00..................                 12/17/99      $    110,000       108,399          108,900       0.0(b)
Titan Tire Corp.
  7.00%, due 2/11/00....................                  6/24/97      $  6,000,000     5,988,168        5,970,000       0.8
Transtexas Gas Corp.
  Bank debt
  13.00%, due 12/31/01..................                  9/21/99      $  1,000,000     1,000,000        1,000,000       0.1
Unilab Corp.
  Bank debt
  Term Loan B
  10.00%, due 11/23/06..................                 11/23/99      $  1,970,063     1,970,063        1,957,750       0.3
United Artists Theatre Co.
  Bank debt
  Term Loan B
  10.3093%, due 4/21/06.................                 10/18/99      $    286,643       244,300          211,399       0.0(b)
  Term Loan C
  10.3702%, due 4/21/07.................                 10/18/99      $    427,961       363,962          315,621       0.1
                                                                                      -----------      -----------      ----
                                                                                      $50,562,967      $48,823,279       7.1%
                                                                                      ===========      ===========      ====

---------------

(a) These preferred stock have no cost.
(b) Less than one tenth of a percent.
(c) Illiquid security.
FF-- French Franc
L-- Pound Sterling

TOTAL RETURN PORTFOLIO

Restricted security held at December 31, 1999:

                                                                                                                      PERCENT
                                                  ACQUISITION                                           12/31/99         OF
                SECURITY                             DATE                 SHARES         COST             VALUE      NET ASSETS
                --------                      -------------------      ------------   -----------      -----------   ----------
Paperboard Industries International,
  Inc. Preferred Stock, 5.00%, Class
  A.....................................                   5/4/98            15,000   $   249,634      $   238,364       0.1%
                                                                                      ===========      ===========      ====

                                      (J)

SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans are secured by collateral (cash or securities) at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they

                                                   MAINSTAY VP SERIES FUND, INC.

retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolios.

At December 31, 1999, Government and Total Return Portfolios had portfolio securities with a fair market value of $49,242,822 and $80,234,431, respectively, on loan to broker-dealers and government securities dealers.

Cash collateral received by Government and Total Return Portfolios is invested in investment grade commercial paper, or other securities in accordance with the Portfolios securities lending procedures. Such investments are included as an asset, and the obligation to return the cash collateral is recorded as a liability in the Statement of Assets and Liabilities. While the Portfolios invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Portfolios bear the risk that liability for the collateral may exceed the value of the investment.

Non-cash collateral received and held by Government and Total Return Portfolios in the form of U.S. Government obligations, had a value of $6,275,344 and $345,838, respectively, as of December 31, 1999.

Net income earned on securities lending amounted to $118,687, $181,184 and $112,983 net of broker fees and rebates, for the Government, Total Return and Growth Equity Portfolios, respectively, for the year ended December 31, 1999, which is included as interest income on the Statement of Operations.

GOVERNMENT PORTFOLIO

Investments made with cash collateral at December 31, 1999:

                                                                SHARES           VALUE
                                                              ----------      -----------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................   1,000,132      $ 1,000,132
Cash with Security Lending Agent............................                        4,358
                                                                              -----------
                                                                                1,004,490
                                                                              -----------
                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
SHORT-TERM COMMERCIAL PAPER
Austra Corp.
 5.83%, due 2/4/00..........................................  $7,500,000        7,458,917
Concord Minutemen Capital Co. LLC
 5.83%, due 2/4/00..........................................   7,500,000        7,458,917
Galaxy Funding Inc.
 5.60%, due 1/3/00..........................................   5,860,000        5,858,177
Lexington Parker Capital Co. LLC
 6.68%, due 2/15/00.........................................   5,000,000        5,000,000
Variable Funding Capital Corp.
 6.01%, due 1/18/00.........................................   3,500,000        3,490,248
                                                                              -----------
                                                                               29,266,259
                                                                              -----------

REPURCHASE AGREEMENTS
Donaldson, Lufkin & Jenrette Securities Corp.
 4.57%, due 1/3/00
 (Collateralized by
 $6,102,134 GNMA Pool #781007
   6.50%, due 3/15/29 Market Value $6,135,933
 $987,442 GNMA Pool #8484
   6.75%, due 8/20/24 Market Value $992,726)................                    6,950,000
Prudential Securities Inc.
 4.38%, due 1/3/00
 (Collateralized by
 $8,114,379 Freddie Mac, Series 2130 Class KB 6.38%, due
   3/15/29 Market Value $8,160,000).........................                    8,000,000
                                                                              -----------
                                                                               14,950,000
                                                                              -----------
Total investments made with cash collateral.................                  $45,220,749
                                                                              ===========

Non-cash collateral received and held by the Portfolio at December 31, 1999:

United States Treasury Bond
 7.50%, due 11/15/24........................................   5,700,000      $ 6,275,344
                                                                              -----------
Total non-cash collateral...................................                  $ 6,275,344
                                                                              ===========
Total collateral............................................                  $51,496,093
                                                                              ===========

TOTAL RETURN PORTFOLIO

Investments made with cash collateral at December 31, 1999:


                                                                SHARES            VALUE
                                                              -----------      -----------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................    3,625,831      $ 3,625,831
Cash with Security Lending Agent............................                        14,938
                                                                               -----------
                                                                                 3,640,769
                                                                               -----------

                                                               PRINCIPAL
                                                                AMOUNT
                                                              -----------
SHORT-TERM COMMERCIAL PAPER
Crown Point Capital Co. 7.05%, due 1/28/00..................  $ 4,000,000        3,979,000
Galaxy Funding Inc. 5.60%, due 1/3/00.......................    2,790,000        2,789,132
Variable Funding Capital Corp. 6.01%, due 1/18/00 ..........    3,200,000        3,191,084
                                                                               -----------
                                                                                 9,959,216
                                                                               -----------
REPURCHASE AGREEMENTS
Bear Stearns Securities Corp. 4.60%, due 1/3/00
 (Collateralized by $373,419 FHLMC Pool #C00873
   6.50%, due 10/1/29 Market Value $355,333
 $1,222,579 FNMA Pool #522673
   6.50%, due 4/1/09 Market Value $1,205,471
 $948,480 FNMA Pool #512087
   7.00%, due 12/1/29 Market Value $925,279
 $1,264,023 FNMA Pool #498641
   7.50%, due 12/1/14 Market Value $1,280,610
 $2,348,504 FNMA Pool #526652
   7.50%, due 12/1/29 Market Value $2,333,121
 $1,183,707 FNMA Pool #527183
   8.00%, due 12/1/29 Market Value $1,199,490
 $304,209 FNMA Pool #148428
   8.50%, due 3/1/07 Market Value $315,990).................    7,352,000        7,352,000
Deutsche Bank Securities Inc. 4.60%, due 1/3/00
 (Collateralized by $14,165,890 AON Capital Trust A
   8.205%, due 1/1/27 Market Value $14,736,751).............   14,035,000       14,035,000
Donaldson, Lufkin and Jenrette Securities Corp. 4.57%, due
 1/3/00
 (Collateralized by $29,481,394 GNMA Pool #781007
   6.50%, due 3/15/29 Market Value $29,644,689).............   28,900,000       28,900,000
Morgan (J.P.) Securities Inc. 4.58%, due 1/3/00
 (Collateralized by $4,200,000 Capital One Bank
   7.4525%, due 1/27/04 Market Value $4,200,000)............    4,000,000        4,000,000
Prudential Securities Inc. 4.38%, due 1/3/00
 (Collateralized by $11,310,265 FHLMC
   6.4625%, due 12/15/26 Market Value $11,377,754
 $1,992,500 Raytheon Co.
   6.30%, due 8/15/00 Market Value $2,039,750
 $1,991,928 TCI Communications, Inc.
   6.335%, due 9/11/00 Market Value $1,997,857).............   15,000,000       15,000,000
                                                                               -----------
                                                                                69,287,000
                                                                               -----------
Total investments made with cash collateral.................                   $82,886,985
                                                                               ===========

                                                   MAINSTAY VP SERIES FUND, INC.


                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                              -----------      -----------
REPURCHASE AGREEMENTS (Continued)
Non-cash collateral received and held by the Portfolio at
 December 31, 1999:
United States Treasury Bonds 6.50%, due 11/15/26............  $   200,000      $   196,625
 8.75%, due 8/15/20.........................................      120,000          149,213
                                                                               -----------
Total non-cash collateral...................................                   $   345,838
                                                                               ===========
Total collateral............................................                   $83,232,823
                                                                               ===========

                                      (K)

PURCHASED AND WRITTEN OPTIONS. International Equity Portfolio may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

The Portfolio may purchase call and put options on its portfolio securities or foreign currencies. The Portfolio may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. The Portfolio may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Portfolio and the prices of options relating to the securities or foreign currencies purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

                                      (L)

LOAN PARTICIPATIONS. High Yield Corporate Bond Portfolio invests in Loan Participations. When the Portfolio purchases a Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermedi-ate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. The Portfolio may be considered to have a concentration of credit risk in the banking industry, since the Portfolio will only acquire Participations if the Selling Participant and each Intermediate Participant is a financial institution.

                                      (M)

FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for Federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no Federal income tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (N)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for Federal tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) on investments and paid-in capital arising from permanent differences; net assets are not affected.

                                                                                              ACCUMULATED
                                                                            ACCUMULATED      UNDISTRIBUTED
                                                           ACCUMULATED     UNDISTRIBUTED      NET REALIZED
                                                          UNDISTRIBUTED     NET REALIZED     GAIN (LOSS) ON    ADDITIONAL
                                                          NET INVESTMENT    GAIN (LOSS)     FOREIGN CURRENCY    PAID-IN
                                                          INCOME (LOSS)    ON INVESTMENTS     TRANSACTIONS      CAPITAL
                                                          --------------   --------------   ----------------   ----------
Capital Appreciation Portfolio..........................    $  672,540      $         0         $      0       $(672,540)
Convertible Portfolio...................................        (5,540)           5,540                0               0
Government Portfolio....................................        63,703          (67,952)               0           4,249
High Yield Corporate Bond Portfolio.....................     1,587,382       (1,424,978)               0        (162,404)
International Equity Portfolio..........................      (448,431)        (193,749)         642,180               0
Total Return Portfolio..................................       132,874         (132,874)               0               0
Value Portfolio.........................................      (235,199)               0          235,199               0
Bond Portfolio..........................................       138,116          (39,370)               0         (98,746)
Growth Equity Portfolio.................................           823          224,194                0        (225,017)
Indexed Equity Portfolio................................         1,105           (1,105)               0               0
American Century Income & Growth Portfolio..............         4,121              226                0          (4,347)
Dreyfus Large Company Value Portfolio...................         4,542                0                0          (4,542)
Eagle Asset Management Growth Equity Portfolio..........        12,120           (7,816)               0          (4,304)
Lord Abbett Developing Growth Portfolio.................       113,921         (109,640)               0          (4,281)

The reclassifications for the Portfolios are primarily due to foreign currency gain (loss), nondeductible organization expenses, distribution reclassifications, gain on sales of passive foreign investment companies, gain on sales of step bonds, loss on sales of options, investments in real estate investment trusts, paydown gain (loss), and net operating losses.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (O)

ORGANIZATION COSTS. Costs incurred in connection with the initial organization and registration of American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios of the Fund are amortized over a maximum period of 60 months beginning with the commencement of operations of the respective Portfolios on May 1, 1998. Organization costs for American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios, paid by, and reimbursable to, NYLIAC, aggregated approximately $86,000. In the event that any of the initial shares purchased by NYLIAC are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

                                      (P)

EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except when direct allocations of expenses can be made.

                                      (Q)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

INVESTMENT ADVISORY AND ADMINISTRATION FEES. MacKay Shields LLC ("MacKay Shields") acts as investment adviser to Capital Appreciation, Cash Management, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return and Value Portfolios under an Investment Advisory Agreement. MacKay Shields is a registered investment adviser, a wholly-owned subsidiary of NYLIFE LLC and an indirect wholly-owned subsidiary of New York Life. As of May 1, 1999, Madison Square Advisors LLC ("Madison Square Advisors") acts as investment adviser to Bond and Growth Equity Portfolios under an Investment Advisory Agreement. Madison Square Advisors is a registered investment adviser, a wholly-owned subsidiary of NYLIFE LLC and an indirect subsidiary of New York Life. Prior to May 1, 1999, New York Life acted as investment adviser to the Bond and Growth Equity Portfolios and was replaced by Madison Square Advisors under a Substitution Agreement. The substitution had no effect on investment personnel, investment strategies or fees of the Portfolios. Monitor Capital Advisors LLC ("Monitor") acts as investment adviser to Indexed Equity Portfolio under an Investment Advisory Agreement. Monitor is a registered investment adviser, a wholly-owned subsidiary of NYLIFE LLC and an indirect wholly-owned subsidiary of New York Life. New York Life acts as investment adviser to American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios under an Investment Advisory Agreement. New York Life selects and employs Subadvisors for some of the Portfolios. American Century Investment Management, Inc. serves as Subadvisor to the American Century Income & Growth Portfolio; The Dreyfus Corporation serves as Subadvisor to the Dreyfus Large Company Value Portfolio; The Eagle Asset Management, Inc. serves as Subadvisor to the Eagle Asset Management Growth Equity Portfolio; and Lord, Abbett & Co. serves as Subadvisor to the Lord Abbett Developing Growth Portfolio.

NYLIAC is Administrator for the Fund.

The Fund, on behalf of each Portfolio, pays the Advisers and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                                               ADVISER   ADMINISTRATOR
                                                               -------   -------------
Capital Appreciation Portfolio..............................    0.36%        0.20%
Cash Management Portfolio...................................    0.25%        0.20%
Convertible Portfolio.......................................    0.36%        0.20%
Government Portfolio........................................    0.30%        0.20%
High Yield Corporate Bond Portfolio.........................    0.30%        0.20%
International Equity Portfolio..............................    0.60%        0.20%
Total Return Portfolio......................................    0.32%        0.20%
Value Portfolio.............................................    0.36%        0.20%
Bond Portfolio..............................................    0.25%        0.20%
Growth Equity Portfolio.....................................    0.25%        0.20%
Indexed Equity Portfolio....................................    0.10%        0.20%
American Century Income & Growth Portfolio..................    0.50%        0.20%
Dreyfus Large Company Value Portfolio.......................    0.60%        0.20%
Eagle Asset Management Growth Equity Portfolio..............    0.50%        0.20%
Lord Abbett Developing Growth Portfolio.....................    0.60%        0.20%

The Administrator voluntarily agreed to assume the operating expenses of American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios through December 31, 1999, which on an annualized basis exceeded the percentages indicated below.

American Century Income & Growth Portfolio..................  0.85%
Dreyfus Large Company Value Portfolio.......................  0.95%
Eagle Asset Management Growth Equity Portfolio..............  0.85%
Lord Abbett Developing Growth Portfolio.....................  0.95%

In connection with such expense limitation, the Administrator assumed certain of the expenses of the above listed Portfolios for the year ended December 31, 1999 as shown on the Statement of Operations.

                                      (B)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), a wholly-owned subsidiary of NYLIFE LLC and an indirect wholly-owned subsidiary of New York Life, serves as the Fund's distributor and principal underwriter (the "Distributor") pursuant to a Distribution agreement. NYLIFE Distributors is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Fund pursuant to the Distribution Agreement.

                                      (C)

DIRECTORS FEES. Directors, other than those affiliated with New York Life, MacKay Shields, Monitor or NYLIFE Distributors, are paid an annual fee of $35,000, and $1,500 for each Board meeting and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Fund allocates this expense in proportion to the net assets of the respective Portfolios.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (D)

CAPITAL. At December 31, 1999 NYLIAC was the beneficial owner of shares of the following Portfolios with net asset values as follows:

Convertible Portfolio.......................................   $12,681,783
American Century Income & Growth Portfolio..................    12,742,862
Dreyfus Large Company Value Portfolio.......................    10,840,194
Eagle Asset Management Growth Equity Portfolio..............    18,554,807
Lord Abbett Developing Growth Portfolio.....................    11,941,993

These values represent 13.37%, 19.87%, 35.42%, 28.51% and 37.20%, respectively, of the net assets of each respective Portfolio at December 31, 1999.

                                      (E)

OTHER. Fees for the cost of legal services provided to the Fund by the Office of General Counsel of New York Life are charged to the Portfolios. For the year ended December 31, 1999 these fees, in the following amounts, were included in Professional fees shown on the Statement of Operations:

Capital Appreciation Portfolio..............................   $36,928
Cash Management Portfolio...................................     7,697
Convertible Portfolio.......................................     1,732
Government Portfolio........................................     4,064
High Yield Corporate Bond Portfolio.........................    18,501
International Equity Portfolio..............................     1,207
Total Return Portfolio......................................    18,647
Value Portfolio.............................................     8,729
Bond Portfolio..............................................     7,893
Growth Equity Portfolio.....................................    31,508
Indexed Equity Portfolio....................................    29,165
American Century Income & Growth Portfolio..................     1,045
Dreyfus Large Company Value Portfolio.......................       600
Eagle Asset Management Growth Equity Portfolio..............       648
Lord Abbett Developing Growth Portfolio.....................       514

--------------------------------------------------------------------------------
NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 1999, for Federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Portfolio through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Portfolios intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 1999 as if they arose on January 1, 2000.

                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Convertible Portfolio.......................................                          $    0            $  752
                                                                                      ======            ======
Government Portfolio........................................        2004              $  812
                                                                    2007               7,885
                                                                                      ------
                                                                                      $8,697            $   64
                                                                                      ======            ======
High Yield Corporate Bond Portfolio.........................                          $    0            $  518
                                                                                      ======            ======
Value Portfolio.............................................        2007              $6,295            $1,894
                                                                                      ======            ======
Bond Portfolio..............................................        2007              $3,451            $    0
                                                                                      ======            ======
Dreyfus Large Company Value Portfolio.......................        2006              $  929            $   80
                                                                                      ======            ======

International Equity Portfolio intends to elect to treat for Federal income tax purposes approximately $216,269 of qualifying foreign exchange losses that arose during the year after October 31, 1999 as if they arose on January 1, 2000. High Yield Corporate Bond, International Equity, American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios utilized $4,315,968, $427,458, $220,843, $220,233, $1,027,856 and $268,493, respectively, of capital loss carryforwards during the current year.

--------------------------------------------------------------------------------
NOTE 5--Line of Credit:
--------------------------------------------------------------------------------

Capital Appreciation, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return, Value, Bond, Growth Equity and Indexed Equity Portfolios participate in a line of credit of $375,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. The Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated amongst the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the year ended December 31, 1999.

                                                   MAINSTAY VP SERIES FUND, INC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the year ended December 31, 1999, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                                     CAPITAL APPRECIATION       CONVERTIBLE             GOVERNMENT
                                                          PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
                                                         --------------------------------------------------------------
U.S. Government Securities.........................  $     --    $     --   $     --    $     --   $427,811    $403,599
All others.........................................   742,827     528,649    173,342     168,848     47,772      31,840
                                                     ------------------------------------------------------------------
Total..............................................  $742,827    $528,649   $173,342    $168,848   $475,583    $435,439
                                                     ==================================================================

                                                                                                     AMERICAN CENTURY
                                                        GROWTH EQUITY          INDEXED EQUITY        INCOME & GROWTH
                                                          PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
                                                         --------------------------------------------------------------
U.S. Government Securities.........................  $     --    $     --   $     --    $     --   $     --    $     --
All others.........................................   765,368     742,896    367,706      34,448     49,059      22,659
                                                     ------------------------------------------------------------------
Total..............................................  $765,368    $742,896   $367,706    $ 34,448   $ 49,059    $ 22,659
                                                     ==================================================================

--------------------------------------------------------------------------------
NOTE 7--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares for the years ended December 31, 1999 and December 31, 1998 were as follows:

                                                     CAPITAL APPRECIATION      CASH MANAGEMENT         CONVERTIBLE
                                                           PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                       1999        1998        1999       1998       1999       1998
                                                        --------------------------------------------------------------
Shares sold........................................    16,051       9,454     977,614    485,911      1,452      1,946
Shares issued in reinvestment of dividends and
  distributions....................................     1,843         410      16,403      8,753      1,003        434
                                                     -----------------------------------------------------------------
                                                       17,894       9,864     994,017    494,664      2,455      2,380
Shares redeemed....................................    (8,310)     (3,542)   (771,097)  (403,894)      (561)      (491)
                                                     -----------------------------------------------------------------
Net increase (decrease)............................     9,584       6,322     222,920     90,770      1,894      1,889
                                                     =================================================================

                                                                                                  AMERICAN CENTURY
                                                        GROWTH EQUITY        INDEXED EQUITY        INCOME & GROWTH
                                                          PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                       1999       1998       1999       1998       1999     1998(a)
                                                      --------------------------------------------------------------
Shares sold........................................     6,274      5,372     23,660     16,025      2,537      2,833
Shares issued in reinvestment of dividends and
  distributions....................................     4,477      3,440      1,162        702         32         13
                                                     ---------------------------------------------------------------
                                                       10,751      8,812     24,822     16,727      2,569      2,846
Shares redeemed....................................    (5,689)    (3,977)   (11,515)    (4,296)      (301)       (80)
                                                     ---------------------------------------------------------------
Net increase.......................................     5,062      4,835     13,307     12,431      2,268      2,766
                                                     ===============================================================

------------
(a) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.

                                                   MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

         HIGH YIELD           INTERNATIONAL
       CORPORATE BOND             EQUITY              TOTAL RETURN              VALUE                   BOND
         PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
--------------------------------------------------------------------------------------------------------------------
    $  6,375    $  4,616   $     --    $     --   $552,423    $512,106   $     --    $     --   $227,240    $204,186
     579,855     538,384     38,154      19,238    436,377     395,364    232,645     246,334    275,225     252,536
--------------------------------------------------------------------------------------------------------------------
    $586,230    $543,000   $ 38,154    $ 19,238   $988,800    $907,470   $232,645    $246,334   $502,465    $456,722
====================================================================================================================

                               EAGLE ASSET
          DREYFUS               MANAGEMENT            LORD ABBETT
    LARGE COMPANY VALUE       GROWTH EQUITY        DEVELOPING GROWTH
         PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
----------------------------------------------------------------------
    $     --    $     --   $     --    $     --   $     --    $     --
      38,955      29,331     83,063      58,964     17,617      11,923
----------------------------------------------------------------------
    $ 38,955    $ 29,331   $ 83,063    $ 58,964   $ 17,617    $ 11,923
======================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              HIGH YIELD           INTERNATIONAL
        GOVERNMENT          CORPORATE BOND            EQUITY             TOTAL RETURN              VALUE
         PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
      1999       1998       1999       1998       1999       1998       1999       1998       1999       1998
---------------------------------------------------------------------------------------------------------------
      7,883      5,655      7,140     14,171      2,099      1,187      4,537      4,903      1,885      5,442
        931        486      8,441      4,862        115         72      1,617      1,446        276      2,175
---------------------------------------------------------------------------------------------------------------
      8,814      6,141     15,581     19,033      2,214      1,259      6,154      6,349      2,161      7,617
     (2,516)    (2,051)    (3,708)    (3,031)      (607)    (1,129)    (1,649)    (1,234)    (2,967)    (1,122)
---------------------------------------------------------------------------------------------------------------
      6,298      4,090     11,873     16,002      1,607        130      4,505      5,115       (806)     6,495
===============================================================================================================


            BOND
          PORTFOLIO
       1999       1998
------------------------
       4,522      4,582
       1,412      1,627
------------------------
       5,934      6,209
      (3,431)    (2,659)
------------------------
       2,503      3,550
========================

                                     EAGLE ASSET
           DREYFUS                    MANAGEMENT                 LORD ABBETT
     LARGE COMPANY VALUE            GROWTH EQUITY             DEVELOPING GROWTH
          PORTFOLIO                   PORTFOLIO                   PORTFOLIO
      1999        1998(a)         1999        1998(a)         1999        1998(a)
---------------------------------------------------------------------------------
      1,141         1,911         1,987         1,616         1,396        1,786
         21             9           167             1            45           --
---------------------------------------------------------------------------------
      1,162         1,920         2,154         1,617         1,441        1,786
       (187)          (71)         (214)          (49)         (476)         (63)
---------------------------------------------------------------------------------
        975         1,849         1,940         1,568           965        1,723
=================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of MainStay VP Series Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Appreciation Portfolio, Cash Management Portfolio, Convertible Portfolio, Government Portfolio, High Yield Corporate Bond Portfolio, International Equity Portfolio, Total Return Portfolio, Value Portfolio, Bond Portfolio, Growth Equity Portfolio, Indexed Equity Portfolio, American Century Income & Growth Portfolio, Dreyfus Large Company Value Portfolio, Eagle Asset Management Growth Equity Portfolio and Lord Abbett Developing Growth Portfolio (separate portfolios constituting MainStay VP Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 22, 2000